UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	4,615,481,794	4,543,577,496
0.6%	Preferred Stock	27,568,625	24,722,266
0.0%	Rights	—	580,170
0.3%	Other Investment Companies	14,651,487	14,651,487
99.8%	Total Investments	4,657,701,906	4,583,531,419
0.2%	Other Assets and Liabilities, Net		10,245,020
100.0%	Net Assets		4,593,776,439

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets
Australia 5.8%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	887,458	17,458,861
Bank of Queensland Ltd.	97,456	964,623
Bendigo & Adelaide Bank Ltd.	149,930	1,212,414
Commonwealth Bank of Australia	530,178	30,514,378
National Australia Bank Ltd.	801,092	17,060,047
Westpac Banking Corp.	1,049,128	24,440,366
		91,650,689
Capital Goods 0.0%
CIMIC Group Ltd.	25,520	463,219
Commercial & Professional Services 0.1%
ALS Ltd.	76,560	205,814
Brambles Ltd.	466,018	3,677,298
Downer EDI Ltd.	221,705	579,937
Recall Holdings Ltd.	116,579	586,243
SEEK Ltd.	90,915	914,373
		5,963,665
Consumer Services 0.1%
Aristocrat Leisure Ltd.	141,142	970,556
Crown Resorts Ltd.	113,640	958,479
Flight Centre Travel Group Ltd.	22,330	582,168
Tabcorp Holdings Ltd.	136,514	452,055
Tatts Group Ltd.	432,245	1,302,931
The Star Entertainment Grp Ltd.	258,390	902,446
		5,168,635
Diversified Financials 0.2%
ASX Ltd.	78,510	2,354,608
Challenger Ltd.	149,930	916,915
IOOF Holdings Ltd.	135,575	929,328
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	105,308	6,212,085
Perpetual Ltd.	7,975	265,820
		10,678,756
Energy 0.3%
Caltex Australia Ltd.	74,508	1,852,885
Oil Search Ltd.	414,955	2,465,546
Origin Energy Ltd.	571,445	2,318,786
Santos Ltd.	249,514	724,999
Woodside Petroleum Ltd.	194,590	4,245,507
		11,607,723
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	355,824	9,820,746
Woolworths Ltd.	384,587	6,596,159
		16,416,905
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	191,400	1,252,356
Treasury Wine Estates Ltd.	148,437	814,210
		2,066,566
Health Care Equipment & Services 0.1%
Ansell Ltd.	31,900	504,132
Cochlear Ltd.	11,165	763,468
Ramsay Health Care Ltd.	47,850	2,324,765
Sonic Healthcare Ltd.	151,525	2,232,132
		5,824,497
Insurance 0.4%
AMP Ltd.	909,195	3,827,643
Insurance Australia Group Ltd.	819,830	3,291,030
Medibank Pvt Ltd.	989,515	1,663,446
QBE Insurance Group Ltd.	419,748	3,792,742
Suncorp Group Ltd.	405,271	3,932,098
		16,506,959
Materials 0.8%
Adelaide Brighton Ltd.	180,235	566,797
Alumina Ltd.	628,430	512,280
Amcor Ltd.	459,503	4,501,563
BHP Billiton Ltd.	1,019,409	13,362,425
BlueScope Steel Ltd.	192,995	583,150
Boral Ltd.	237,730	976,709
CSR Ltd.	228,804	505,664
DuluxGroup Ltd.	110,055	499,209
Fortescue Metals Group Ltd. (a)	596,530	847,201
Iluka Resources Ltd.	192,995	804,104
Incitec Pivot Ltd.	618,860	1,695,050
James Hardie Industries plc CDI	121,754	1,443,327
Newcrest Mining Ltd. *	220,110	1,740,054
Orica Ltd.	110,055	1,259,984
Orora Ltd.	569,898	925,004
OZ Minerals Ltd.	161,095	469,252
Rio Tinto Ltd.	144,101	4,793,719
Sims Metal Management Ltd.	60,610	296,447
South32 Ltd. *	1,429,182	1,232,346
		37,014,285
    1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.0%
Fairfax Media Ltd.	899,843	580,303
REA Group Ltd.	11,165	406,126
		986,429
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	158,722	11,513,645
Real Estate 0.5%
Dexus Property Group	458,512	2,551,586
Goodman Group	359,969	1,596,301
LendLease Group	224,936	2,078,105
Mirvac Group	1,031,965	1,394,575
Scentre Group	1,542,789	4,471,619
Stockland	933,075	2,704,424
The GPT Group	677,947	2,269,530
Vicinity Centres	779,070	1,529,833
Westfield Corp.	644,380	4,482,410
		23,078,383
Retailing 0.0%
Harvey Norman Holdings Ltd.	215,325	636,580
Software & Services 0.0%
Computershare Ltd.	204,160	1,723,435
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,322,255	5,135,447
TPG Telecom Ltd.	57,420	429,796
		5,565,243
Transportation 0.3%
Asciano Ltd.	322,190	1,996,073
Aurizon Holdings Ltd.	574,584	2,319,033
Macquarie Atlas Roads Group	296,670	909,311
Qantas Airways Ltd. *	529,319	1,396,102
Sydney Airport	334,810	1,601,182
Transurban Group	716,602	5,384,619
		13,606,320
Utilities 0.1%
AGL Energy Ltd.	281,042	3,370,292
APA Group	281,873	1,817,782
AusNet Services	366,850	400,058
		5,588,132
		266,060,066
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	92,890	2,848,992
Capital Goods 0.0%
ANDRITZ AG	23,210	1,217,450
Energy 0.1%
OMV AG	57,420	1,638,302
Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,355	401,843
Materials 0.0%
voestalpine AG	48,161	1,566,650
		7,673,237
Security	Number of Shares	Value ($)
Belgium 1.3%
Banks 0.1%
KBC Groep N.V.	92,757	5,535,041
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	28,710	2,358,148
Food & Staples Retailing 0.1%
Colruyt S.A.	31,900	1,580,117
Delhaize Group	29,272	2,931,729
		4,511,846
Food, Beverage & Tobacco 0.7%
Anheuser-Busch InBev N.V.	245,873	31,667,833
Insurance 0.1%
Ageas	63,954	2,796,702
Materials 0.1%
Solvay S.A.	14,729	1,696,386
Umicore S.A.	35,090	1,450,726
		3,147,112
Media 0.0%
Telenet Group Holding N.V. *	23,925	1,306,123
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	46,255	4,128,990
Telecommunication Services 0.0%
Proximus	53,473	1,765,707
		57,217,502
Canada 6.6%
Automobiles & Components 0.1%
Magna International, Inc.	134,716	6,144,745
Banks 2.0%
Bank of Montreal	194,590	11,267,852
Canadian Imperial Bank of Commerce	128,567	9,681,747
National Bank of Canada	99,450	3,268,822
Royal Bank of Canada	452,656	25,861,201
The Bank of Nova Scotia	387,585	17,722,412
The Toronto-Dominion Bank	574,980	23,549,288
		91,351,322
Capital Goods 0.1%
Finning International, Inc.	79,900	1,177,215
SNC-Lavalin Group, Inc.	45,657	1,454,413
		2,631,628
Consumer Services 0.0%
Restaurant Brands International, Inc.	57,843	2,118,861
Diversified Financials 0.1%
CI Financial Corp.	63,800	1,520,679
IGM Financial, Inc.	44,668	1,276,995
		2,797,674
Energy 1.3%
ARC Resources Ltd.	108,128	1,485,933
Cameco Corp.	154,103	1,888,605
Canadian Natural Resources Ltd.	344,596	8,368,741
Canadian Oil Sands Ltd.	62,223	399,977
Cenovus Energy, Inc.	297,105	4,408,662
Crescent Point Energy Corp.	183,189	2,403,268
Enbridge, Inc.	267,066	9,512,214
2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Encana Corp.	275,556	2,301,042
Husky Energy, Inc.	107,424	1,454,474
Imperial Oil Ltd.	96,124	3,131,348
Inter Pipeline Ltd.	97,502	1,700,144
Pembina Pipeline Corp.	83,392	1,919,397
Suncor Energy, Inc.	443,763	12,296,666
Tourmaline Oil Corp. *	60,078	1,145,481
TransCanada Corp.	226,652	7,172,392
		59,588,344
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	109,278	4,995,941
George Weston Ltd.	12,848	1,053,871
Loblaw Cos. Ltd.	81,753	4,139,066
Metro, Inc.	81,570	2,355,861
		12,544,739
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	99,172	2,434,523
Insurance 0.6%
Fairfax Financial Holdings Ltd.	5,394	2,597,132
Great-West Lifeco, Inc.	103,999	2,834,171
Intact Financial Corp.	33,703	2,253,025
Manulife Financial Corp.	569,447	9,399,200
Power Corp. of Canada	159,500	3,752,589
Power Financial Corp.	97,917	2,493,422
Sun Life Financial, Inc.	175,720	5,811,369
		29,140,908
Materials 0.5%
Agnico Eagle Mines Ltd.	72,646	1,935,554
Agrium, Inc.	45,320	4,486,906
Barrick Gold Corp.	330,558	2,440,120
First Quantum Minerals Ltd.	216,026	788,410
Franco-Nevada Corp.	57,420	2,767,837
Goldcorp, Inc.	254,198	3,014,145
Potash Corp. of Saskatchewan, Inc.	271,420	5,509,317
Silver Wheaton Corp.	125,652	1,655,985
Teck Resources Ltd., Class B	161,655	689,521
Turquoise Hill Resources Ltd. *	208,945	552,312
		23,840,107
Media 0.2%
Shaw Communications, Inc., B Shares	159,500	3,320,197
Thomson Reuters Corp.	129,772	5,263,384
		8,583,581
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Valeant Pharmaceuticals International, Inc. *	99,651	9,006,119
Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	285,689	9,836,549
RioCan Real Estate Investment Trust	94,918	1,821,165
		11,657,714
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	25,520	2,397,824
Software & Services 0.1%
CGI Group, Inc., Class A *	103,790	4,530,705
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	167,784	1,338,089
Telecommunication Services 0.2%
BCE, Inc.	84,535	3,648,911
Rogers Communications, Inc., B Shares	100,896	3,902,792
TELUS Corp.	45,139	1,438,590
		8,990,293
Transportation 0.4%
Canadian National Railway Co.	229,995	13,767,057
Canadian Pacific Railway Ltd.	47,420	7,011,245
		20,778,302
Utilities 0.1%
Canadian Utilities Ltd., Class A	71,775	1,758,195
Fortis, Inc.	75,267	2,084,517
		3,842,712
		303,718,190
Denmark 1.6%
Banks 0.2%
Danske Bank A/S	257,728	6,914,244
Jyske Bank A/S - Reg’d *	11,481	521,908
		7,436,152
Capital Goods 0.1%
Vestas Wind Systems A/S	74,965	4,889,345
Commercial & Professional Services 0.0%
ISS A/S	31,900	1,112,318
Consumer Durables & Apparel 0.1%
Pandora A/S	36,281	4,299,110
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	43,065	3,661,098
Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	39,900	3,236,692
William Demant Holding A/S *	9,570	918,577
		4,155,269
Materials 0.1%
Chr Hansen Holding A/S	28,710	1,800,980
Novozymes A/S, B Shares	86,687	4,166,464
		5,967,444
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Genmab A/S *	18,385	2,368,530
Novo Nordisk A/S, B Shares	591,435	32,570,958
		34,939,488
Telecommunication Services 0.0%
TDC A/S	155,989	819,077
Transportation 0.1%
AP Moller - Maersk A/S, A Shares	1,221	1,830,567
AP Moller - Maersk A/S, B Shares	1,689	2,577,640
DSV A/S	67,301	2,616,351
		7,024,558
		74,303,859
Finland 0.8%
Automobiles & Components 0.1%
Nokian Renkaat Oyj	44,660	1,752,279
    3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Kone Oyj, B Shares	131,044	5,590,063
Metso Oyj	14,400	357,401
Wartsila Oyj Abp	49,807	2,237,760
		8,185,224
Energy 0.0%
Neste Oyj	60,610	1,746,282
Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	19,140	635,349
Insurance 0.2%
Sampo Oyj, A Shares	139,817	6,928,571
Materials 0.1%
Stora Enso Oyj, R Shares	245,630	2,425,597
UPM-Kymmene Oyj	189,805	3,622,359
		6,047,956
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	32,971	1,100,734
Technology Hardware & Equipment 0.2%
Nokia Oyj	1,193,353	8,614,561
Telecommunication Services 0.0%
Elisa Oyj	37,806	1,407,890
Utilities 0.0%
Fortum Oyj	119,710	1,747,287
		38,166,133
France 8.1%
Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin	65,395	6,554,453
Faurecia	19,646	737,217
Peugeot S.A. *	128,123	2,288,213
Renault S.A.	59,342	5,986,000
Valeo S.A.	25,520	3,949,955
		19,515,838
Banks 0.8%
BNP Paribas S.A.	300,694	17,819,304
Credit Agricole S.A.	346,115	4,174,574
Natixis S.A.	314,933	1,909,219
Societe Generale S.A.	224,895	10,731,285
		34,634,382
Capital Goods 1.3%
Airbus Group SE	180,235	13,027,912
Alstom S.A. *(a)	79,750	2,477,566
Bouygues S.A.	43,065	1,620,563
Compagnie de Saint-Gobain	146,740	6,482,792
Eiffage S.A.	6,380	401,262
Legrand S.A.	89,669	5,273,115
Rexel S.A.	66,990	917,293
Safran S.A.	98,890	7,298,456
Schneider Electric SE	173,984	11,025,194
Thales S.A.	23,925	1,780,664
Vinci S.A.	141,955	9,229,433
Zodiac Aerospace	63,800	1,727,011
		61,261,261
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	95,700	1,970,429
Edenred	63,800	1,321,706
Societe BIC S.A.	12,988	2,135,780
		5,427,915
Consumer Durables & Apparel 0.5%
Christian Dior SE	11,891	2,175,164
Hermes International	7,991	2,812,529
Kering	20,759	3,585,772
LVMH Moet Hennessy Louis Vuitton SE	76,575	12,838,859
SEB S.A.	6,875	703,739
		22,116,063
Consumer Services 0.1%
Accor S.A.	71,775	3,027,659
Sodexo S.A.	28,730	2,838,909
		5,866,568
Diversified Financials 0.1%
Eurazeo S.A.	14,959	1,005,287
Wendel S.A.	11,165	1,330,129
		2,335,416
Energy 0.7%
Technip S.A.	35,090	1,838,562
Total S.A.	630,596	31,302,193
		33,140,755
Food & Staples Retailing 0.2%
Carrefour S.A.	197,780	6,095,276
Casino Guichard Perrachon S.A.	20,735	1,185,189
		7,280,465
Food, Beverage & Tobacco 0.4%
Danone S.A.	166,702	11,678,216
Pernod-Ricard S.A.	67,025	7,623,918
		19,302,134
Health Care Equipment & Services 0.2%
BioMerieux	6,380	731,773
Essilor International S.A.	68,714	8,966,308
		9,698,081
Household & Personal Products 0.3%
L'Oreal S.A.	74,104	13,117,207
Insurance 0.4%
AXA S.A.	590,969	15,984,534
CNP Assurances	41,470	577,265
SCOR SE	44,660	1,750,864
		18,312,663
Materials 0.4%
Air Liquide S.A.	111,944	13,655,528
Arkema S.A.	15,950	1,148,701
Imerys S.A.	11,165	756,452
		15,560,681
Media 0.4%
Eutelsat Communications S.A.	39,875	1,189,720
JCDecaux S.A.	17,545	650,223
Lagardere S.C.A.	16,220	478,462
Numericable-SFR SAS *	34,058	1,457,699
Publicis Groupe S.A.	55,127	3,477,041
SES S.A.	106,865	2,964,977
4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Societe Television Francaise 1	51,040	622,074
Vivendi S.A.	379,927	7,997,112
		18,837,308
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Ipsen S.A.	19,140	1,228,448
Sanofi	360,715	32,146,184
		33,374,632
Real Estate 0.1%
Fonciere Des Regions	11,165	989,931
Gecina S.A.	15,950	1,925,452
Klepierre	40,684	1,845,923
		4,761,306
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	228,085	1,656,855
Software & Services 0.2%
Atos SE	20,735	1,696,975
Cap Gemini S.A.	46,255	4,265,776
Dassault Systemes S.A.	47,910	3,811,710
		9,774,461
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	933,075	3,673,822
Ingenico Group S.A.	14,149	1,780,515
		5,454,337
Telecommunication Services 0.3%
Iliad S.A.	6,380	1,422,442
Orange S.A.	601,315	10,389,892
		11,812,334
Transportation 0.1%
Aeroports de Paris	12,760	1,444,678
Bollore S.A.	319,000	1,467,925
Groupe Eurotunnel SE - Reg'd	157,231	2,008,491
		4,921,094
Utilities 0.3%
Electricite de France S.A.	94,105	1,401,882
Engie S.A.	416,295	7,250,159
Suez Environnement Co.	121,220	2,297,436
Veolia Environnement S.A.	154,715	3,707,598
		14,657,075
		372,818,831
Germany 7.5%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	97,767	10,666,411
Continental AG	33,495	8,090,435
Daimler AG - Reg'd	297,251	26,600,281
Volkswagen AG (a)	11,969	1,786,182
		47,143,309
Banks 0.1%
Commerzbank AG *	349,305	3,844,131
Capital Goods 0.8%
Brenntag AG	35,343	1,930,206
GEA Group AG	68,585	2,845,289
HOCHTIEF AG	13,125	1,237,735
MAN SE	10,413	1,033,013
MTU Aero Engines AG	10,557	1,047,968
Security	Number of Shares	Value ($)
OSRAM Licht AG	27,115	1,144,355
Siemens AG - Reg'd	246,322	25,531,419
		34,769,985
Consumer Durables & Apparel 0.2%
adidas AG	62,944	6,088,749
HUGO BOSS AG	16,605	1,437,714
		7,526,463
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	451,503	11,589,961
Deutsche Boerse AG	62,235	5,336,579
		16,926,540
Food & Staples Retailing 0.0%
METRO AG	63,800	2,126,588
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	74,965	6,191,430
Fresenius SE & Co. KGaA	133,980	9,833,044
		16,024,474
Household & Personal Products 0.1%
Beiersdorf AG	25,520	2,375,633
Henkel AG & Co. KGaA	46,255	4,438,225
		6,813,858
Insurance 0.8%
Allianz SE - Reg'd	143,550	25,417,477
Hannover Rueck SE	20,735	2,425,345
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	51,767	10,429,014
		38,271,836
Materials 1.1%
BASF SE	287,394	23,778,637
Evonik Industries AG	11,974	408,983
Fuchs Petrolub SE	15,950	647,545
HeidelbergCement AG	53,392	4,249,548
K+S AG - Reg'd	63,808	1,815,509
LANXESS AG	25,520	1,299,132
Linde AG	56,689	9,893,865
Symrise AG	37,717	2,551,819
ThyssenKrupp AG	150,570	3,203,549
Wacker Chemie AG	6,380	573,357
		48,421,944
Media 0.1%
Axel Springer SE	19,140	1,068,145
Kabel Deutschland Holding AG	12,795	1,564,857
ProSiebenSat.1 Media SE	56,747	2,978,688
RTL Group S.A.	11,165	976,371
		6,588,061
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	262,449	35,008,538
Merck KGaA	41,470	4,245,831
QIAGEN N.V. *	74,965	1,990,046
		41,244,415
Real Estate 0.1%
Deutsche Wohnen AG	82,509	2,269,611
Vonovia SE	124,916	3,870,168
		6,139,779
    5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.0%
Fielmann AG	9,570	654,148
Zalando SE *(e)	26,952	913,738
		1,567,886
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	371,635	5,506,809
Software & Services 0.6%
SAP SE	285,719	22,508,442
United Internet AG - Reg'd	30,547	1,627,629
Wirecard AG	51,040	2,499,347
		26,635,418
Telecommunication Services 0.4%
Deutsche Telekom AG - Reg'd	971,981	17,918,569
Telefonica Deutschland Holding AG	124,800	701,348
		18,619,917
Transportation 0.2%
Deutsche Lufthansa AG - Reg'd *	71,775	1,028,297
Deutsche Post AG - Reg'd	280,720	8,202,188
Fraport AG Frankfurt Airport Services Worldwide	14,355	877,673
		10,108,158
Utilities 0.2%
E.ON SE	630,025	5,985,948
RWE AG	157,905	1,816,140
		7,802,088
		346,081,659
Greece 0.0%
Banks 0.0%
National Bank of Greece S.A. *(c)	392,438	33,572
Consumer Services 0.0%
OPAP S.A.	60,562	409,361
Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A.	56,631	547,867
		990,800
Hong Kong 3.2%
Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	719,835	386,292
Banks 0.2%
BOC Hong Kong Holdings Ltd.	1,351,854	4,141,737
Hang Seng Bank Ltd.	278,908	5,055,060
The Bank of East Asia Ltd.	473,108	1,690,554
		10,887,351
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	890,927	11,688,320
Hopewell Holdings Ltd.	355,164	1,257,651
Jardine Matheson Holdings Ltd.	73,728	3,679,027
Jardine Strategic Holdings Ltd.	75,451	2,037,177
Johnson Electric Holdings Ltd.	255,870	927,502
Shun Tak Holdings Ltd.	461,065	176,648
		19,766,325
Consumer Durables & Apparel 0.2%
Li & Fung Ltd.	1,751,797	1,206,741
Prada S.p.A.	93,086	327,220
Security	Number of Shares	Value ($)
Samsonite International S.A.	480,585	1,425,893
Techtronic Industries Co., Ltd.	484,255	1,964,644
Texwinca Holdings Ltd.	170,010	173,696
Yue Yuen Industrial Holdings Ltd.	475,091	1,725,219
		6,823,413
Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	1,716,912	702,096
Galaxy Entertainment Group Ltd.	681,567	2,004,622
Melco International Development Ltd.	342,577	469,323
MGM China Holdings Ltd.	242,920	319,633
Sands China Ltd.	778,860	2,632,387
Shangri-La Asia Ltd.	75,495	70,217
Wynn Macau Ltd.	476,356	592,991
		6,791,269
Diversified Financials 0.2%
Goldin Financial Holdings Ltd. *(a)	708,046	1,032,117
Hong Kong Exchanges & Clearing Ltd.	391,237	10,194,838
		11,226,955
Energy 0.0%
Brightoil Petroleum Holdings Ltd.	2,132,272	629,893
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	911,500	1,450,978
Tingyi Cayman Islands Holding Corp.	658,253	952,741
Want Want China Holdings Ltd.	2,210,700	1,736,745
		4,140,464
Insurance 0.5%
AIA Group Ltd.	3,865,655	23,088,362
Materials 0.0%
Huabao International Holdings Ltd.	574,600	182,343
Shougang Fushan Resources Group Ltd.	814,350	109,253
United Co. RUSAL plc	607,885	209,374
		500,970
Media 0.0%
Television Broadcasts Ltd.	159,500	642,983
Real Estate 0.8%
Cheung Kong Property Holdings Ltd.	886,511	5,780,885
Great Eagle Holdings Ltd.	78,665	252,679
Hang Lung Properties Ltd.	512,785	1,201,269
Henderson Land Development Co., Ltd.	337,656	2,079,873
Hongkong Land Holdings Ltd.	371,200	2,594,688
Hysan Development Co., Ltd.	166,840	704,856
Kerry Properties Ltd.	209,635	590,887
Link REIT	797,500	4,850,667
New World China Land Ltd.	852,130	584,799
New World Development Co., Ltd.	1,595,000	1,588,426
Shui On Land Ltd.	2,392,500	660,473
Sino Land Co., Ltd.	751,535	1,114,900
Sun Hung Kai Properties Ltd.	519,490	6,386,444
Swire Pacific Ltd., Class A	222,315	2,426,209
Swire Properties Ltd.	560,622	1,627,203
6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Wharf Holdings Ltd.	501,862	2,880,934
Wheelock & Co., Ltd.	189,030	816,892
		36,142,084
Retailing 0.0%
Chow Tai Fook Jewellery Group Ltd.	643,755	503,248
Esprit Holdings Ltd.	797,500	884,745
L'Occitane International S.A.	184,465	371,217
		1,759,210
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	92,887	707,561
Semiconductor Manufacturing International Corp. *	10,608,582	1,108,489
Xinyi Solar Holdings Ltd.	719,835	291,576
		2,107,626
Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	245,154	1,718,809
FIH Mobile Ltd.	1,595,000	724,257
VTech Holdings Ltd.	61,130	685,272
		3,128,338
Telecommunication Services 0.0%
PCCW Ltd.	1,595,000	964,989
Transportation 0.1%
MTR Corp. Ltd. (c)	636,848	2,957,518
Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	192,404	1,685,283
CLP Holdings Ltd.	469,729	3,926,553
Hong Kong & China Gas Co., Ltd.	2,324,637	4,564,139
Power Assets Holdings Ltd.	406,088	3,627,680
		13,803,655
		145,747,697
Ireland 0.3%
Banks 0.1%
Bank of Ireland *	8,519,942	3,176,414
Food, Beverage & Tobacco 0.1%
Glanbia plc	51,401	942,968
Kerry Group plc, A Shares	49,445	3,989,189
		4,932,157
Materials 0.1%
Smurfit Kappa Group plc	82,507	2,253,435
Transportation 0.0%
Ryanair Holdings plc	137,691	2,061,362
		12,423,368
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	363,660	1,881,599
Bank Leumi Le-Israel *	420,201	1,519,296
First International Bank of Israel Ltd.	43,065	515,983
Israel Discount Bank Ltd., A Shares *	438,207	808,394
Mizrahi Tefahot Bank Ltd.	35,090	415,443
		5,140,715
Security	Number of Shares	Value ($)
Capital Goods 0.0%
Elbit Systems Ltd.	4,114	363,948
Energy 0.0%
Delek Group Ltd.	1,595	359,620
Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	20,735	363,919
Materials 0.0%
Israel Chemicals Ltd.	162,690	818,643
The Israel Corp., Ltd.	1,595	354,467
		1,173,110
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	305,169	18,699,912
Real Estate 0.0%
Azrieli Group	12,760	491,695
Gazit-Globe Ltd.	23,925	242,076
		733,771
Software & Services 0.0%
NICE-Systems Ltd.	15,950	969,540
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	842,352	1,815,630
		29,620,165
Italy 2.1%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	282,852	4,038,886
Banks 0.6%
Banca Monte dei Paschi di Siena S.p.A. *	731,197	1,147,569
Banco Popolare SC *	124,804	1,799,231
Intesa Sanpaolo S.p.A.	3,872,660	13,284,680
UniCredit S.p.A.	1,548,979	9,087,727
Unione di Banche Italiane S.p.A.	259,985	1,768,316
		27,087,523
Capital Goods 0.1%
CNH Industrial N.V.	282,315	2,076,734
Finmeccanica S.p.A. *	130,324	1,887,068
Prysmian S.p.A.	55,211	1,207,040
		5,170,842
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	65,966	4,410,111
Diversified Financials 0.1%
EXOR S.p.A.	44,660	2,000,852
Mediobanca S.p.A.	186,615	1,787,638
		3,788,490
Energy 0.3%
Eni S.p.A.	784,740	12,780,147
Saipem S.p.A. *(a)	92,551	799,577
Tenaris S.A.	146,740	1,926,395
		15,506,119
Food, Beverage & Tobacco 0.0%
Davide Campari-Milano S.p.A.	69,411	609,560
Parmalat S.p.A.	153,657	390,457
		1,000,017
    7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.2%
Assicurazioni Generali S.p.A.	392,370	7,459,230
Mediolanum S.p.A.	76,079	625,933
UnipolSai S.p.A.	141,955	366,119
		8,451,282
Media 0.0%
Mediaset S.p.A.	279,125	1,226,949
Telecommunication Services 0.2%
Telecom Italia S.p.A. *	3,498,295	4,522,344
Telecom Italia S.p.A. - RSP	2,067,120	2,379,676
		6,902,020
Transportation 0.1%
Atlantia S.p.A.	161,249	4,257,579
Utilities 0.3%
Enel Green Power S.p.A.	161,095	340,111
Enel S.p.A.	2,149,375	9,475,242
Snam S.p.A.	543,895	2,763,032
Terna Rete Elettrica Nazionale S.p.A.	499,235	2,457,065
		15,035,450
		96,875,268
Japan 21.7%
Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	51,499	2,059,459
Bridgestone Corp.	211,180	7,502,988
Daihatsu Motor Co., Ltd.	118,968	1,542,106
Denso Corp.	159,500	7,598,503
Fuji Heavy Industries Ltd.	190,415	7,858,789
Honda Motor Co., Ltd.	552,492	17,935,375
Isuzu Motors Ltd.	193,427	2,173,073
Koito Manufacturing Co., Ltd.	35,589	1,443,421
Mazda Motor Corp.	161,915	3,359,001
Mitsubishi Motors Corp.	160,000	1,422,453
NGK Spark Plug Co., Ltd.	69,155	1,882,017
Nissan Motor Co., Ltd.	797,500	8,503,518
NOK Corp.	59,123	1,592,216
Stanley Electric Co., Ltd.	54,590	1,206,666
Sumitomo Electric Industries Ltd.	302,558	4,299,818
Sumitomo Rubber Industries Ltd.	96,810	1,305,145
Suzuki Motor Corp.	152,390	4,678,749
Toyota Industries Corp.	43,595	2,309,177
Toyota Motor Corp.	839,680	52,153,064
Yamaha Motor Co., Ltd.	104,225	2,540,527
		133,366,065
Banks 2.1%
Aozora Bank Ltd.	468,990	1,651,052
Fukuoka Financial Group, Inc.	297,267	1,439,555
Hokuhoku Financial Group, Inc.	778,480	1,648,145
Japan Post Bank Co., Ltd. *	130,187	1,837,487
Mitsubishi UFJ Financial Group, Inc.	4,508,676	28,892,392
Mizuho Financial Group, Inc.	7,975,000	16,075,499
North Pacific Bank Ltd.	156,556	581,624
Resona Holdings, Inc.	797,500	3,886,583
Seven Bank Ltd.	159,500	697,360
Shinsei Bank Ltd.	553,995	1,051,548
Sumitomo Mitsui Financial Group, Inc.	424,810	16,185,371
Security	Number of Shares	Value ($)
Sumitomo Mitsui Trust Holdings, Inc.	1,302,832	4,966,994
Suruga Bank Ltd.	62,815	1,269,752
The 77 Bank Ltd.	75,495	385,191
The Bank of Kyoto Ltd.	130,970	1,218,548
The Bank of Yokohama Ltd.	504,131	2,962,710
The Chiba Bank Ltd.	204,880	1,410,960
The Chugoku Bank Ltd.	53,305	738,089
The Gunma Bank Ltd.	165,530	992,267
The Hachijuni Bank Ltd.	206,465	1,247,700
The Hiroshima Bank Ltd.	210,153	1,193,276
The Iyo Bank Ltd.	159,500	1,587,496
The Joyo Bank Ltd.	215,975	1,000,338
The Juroku Bank Ltd.	163,670	654,521
The Shiga Bank Ltd.	91,345	458,651
The Shizuoka Bank Ltd.	173,180	1,689,938
Yamaguchi Financial Group, Inc.	81,440	943,351
		96,666,398
Capital Goods 2.8%
Amada Holdings Co., Ltd.	222,358	2,186,063
Asahi Glass Co., Ltd.	225,485	1,324,231
Chiyoda Corp.	20,020	169,702
COMSYS Holdings Corp.	56,220	754,738
Daikin Industries Ltd.	96,960	6,803,245
DMG Mori Co., Ltd.	29,900	406,250
Ebara Corp.	48,550	239,048
FANUC Corp.	57,804	10,277,934
Fuji Electric Co., Ltd.	184,384	848,035
Hino Motors Ltd.	139,214	1,688,230
Hoshizaki Electric Co., Ltd.	6,740	472,915
IHI Corp.	437,290	1,142,175
ITOCHU Corp.	520,810	6,345,365
JGC Corp.	75,495	1,281,112
JTEKT Corp.	78,765	1,454,162
Kajima Corp.	274,620	1,505,866
Kawasaki Heavy Industries Ltd.	476,915	1,891,722
Keihan Electric Railway Co., Ltd.	126,215	840,546
Komatsu Ltd.	319,500	5,276,622
Kubota Corp.	395,819	6,593,238
Kurita Water Industries Ltd.	38,591	831,735
LIXIL Group Corp.	91,545	2,137,139
Mabuchi Motor Co., Ltd.	18,742	1,077,878
Makita Corp.	32,100	1,820,076
Marubeni Corp.	443,630	2,454,215
Minebea Co., Ltd.	116,705	1,278,946
MISUMI Group, Inc.	98,240	1,331,595
Mitsubishi Corp.	478,500	8,042,278
Mitsubishi Electric Corp.	640,061	7,076,599
Mitsubishi Heavy Industries Ltd.	960,646	4,909,986
Mitsui & Co., Ltd.	593,713	7,272,117
Mitsui Engineering & Shipbuilding Co., Ltd.	354,870	581,471
Nabtesco Corp.	32,094	670,881
NGK Insulators Ltd.	61,230	1,418,005
Nidec Corp.	70,975	5,479,721
NSK Ltd.	110,365	1,386,724
NTN Corp.	144,745	679,813
Obayashi Corp.	143,650	1,324,871
Seibu Holdings, Inc.	43,824	923,546
Shimizu Corp.	215,975	1,809,719
SMC Corp.	21,676	5,735,489
Sojitz Corp.	686,760	1,504,098
8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sumitomo Corp.	437,248	4,637,425
Sumitomo Heavy Industries Ltd.	96,920	459,128
Taisei Corp.	293,657	1,807,963
The Japan Steel Works Ltd.	110,365	422,553
THK Co., Ltd.	67,074	1,335,169
Toshiba Corp. *	1,355,820	3,309,265
TOTO Ltd.	52,796	1,820,109
Toyota Tsusho Corp.	85,726	2,008,247
		127,047,960
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	201,710	1,968,341
Recruit Holdings Co., Ltd.	111,418	3,475,034
Secom Co., Ltd.	65,857	4,507,102
Sohgo Security Services Co., Ltd.	21,666	1,040,418
Toppan Printing Co., Ltd.	196,955	1,725,433
		12,716,328
Consumer Durables & Apparel 0.9%
Asics Corp.	57,910	1,320,919
Bandai Namco Holdings, Inc.	75,595	1,680,775
Casio Computer Co., Ltd.	73,910	1,627,723
Haseko Corp.	139,077	1,552,320
Iida Group Holdings Co., Ltd.	42,271	820,869
Nikon Corp.	159,500	2,137,362
Panasonic Corp.	684,465	7,759,084
Rinnai Corp.	17,639	1,576,750
Sega Sammy Holdings, Inc.	59,345	640,240
Sekisui Chemical Co., Ltd.	127,800	1,520,787
Sekisui House Ltd.	188,230	3,178,137
Sharp Corp. *(a)	448,385	458,278
Shimano, Inc.	22,940	3,399,690
Sony Corp.	392,884	10,124,858
Sumitomo Forestry Co., Ltd.	98,502	1,324,759
Wacoal Holdings Corp.	32,700	398,671
Yamaha Corp.	43,765	1,100,515
		40,621,737
Consumer Services 0.1%
Benesse Holdings, Inc.	41,810	1,058,137
Oriental Land Co., Ltd.	70,544	4,003,864
Resorttrust, Inc.	34,285	913,581
		5,975,582
Diversified Financials 0.6%
AEON Financial Service Co., Ltd.	33,882	779,440
Aiful Corp. *	107,495	359,247
Credit Saison Co., Ltd.	74,210	1,398,962
Daiwa Securities Group, Inc.	520,710	3,363,411
Jafco Co., Ltd.	5,255	208,444
Japan Exchange Group, Inc.	157,276	2,462,221
Mitsubishi UFJ Lease & Finance Co., Ltd.	319,000	1,674,181
Nomura Holdings, Inc.	1,116,500	6,613,143
Okasan Securities Group, Inc.	46,965	284,198
ORIX Corp.	394,795	5,689,109
SBI Holdings, Inc.	121,376	1,373,455
Tokai Tokyo Financial Holdings, Inc.	30,515	183,912
Zenkoku Hosho Co., Ltd.	34,305	1,122,815
		25,512,538
Energy 0.2%
Cosmo Energy Holdings Co., Ltd. *	19,444	255,195
Idemitsu Kosan Co., Ltd.	39,016	644,992
Inpex Corp.	319,000	3,163,348
Security	Number of Shares	Value ($)
Japan Petroleum Exploration Co., Ltd.	10,410	288,369
JX Holdings, Inc.	957,000	3,875,974
Showa Shell Sekiyu K.K.	159,500	1,403,776
TonenGeneral Sekiyu K.K.	41,482	399,745
		10,031,399
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	247,490	3,834,409
FamilyMart Co., Ltd.	23,190	1,032,715
Lawson, Inc.	16,450	1,247,627
Seven & i Holdings Co., Ltd.	261,840	11,724,179
Sugi Holdings Co., Ltd.	14,965	789,037
Sundrug Co., Ltd.	13,480	867,103
Tsuruha Holdings, Inc.	13,480	1,202,790
		20,697,860
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	166,840	3,819,808
Asahi Group Holdings Ltd.	137,792	4,314,383
Calbee, Inc.	22,506	929,231
Japan Tobacco, Inc.	346,945	12,410,995
Kewpie Corp.	71,644	1,716,132
Kikkoman Corp.	72,325	2,378,957
Kirin Holdings Co., Ltd.	322,743	4,533,010
MEIJI Holdings Co., Ltd.	43,204	3,451,974
NH Foods Ltd.	54,890	1,059,242
Nisshin Seifun Group, Inc.	125,230	1,964,591
Nissin Foods Holdings Co., Ltd.	26,360	1,336,389
Sapporo Holdings Ltd.	81,835	359,787
Suntory Beverage & Food Ltd.	41,578	1,620,557
Toyo Suisan Kaisha Ltd.	34,485	1,230,808
Yakult Honsha Co., Ltd.	35,890	1,770,045
Yamazaki Baking Co., Ltd.	31,115	584,290
		43,480,199
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	98,085	1,941,332
Hoya Corp.	139,195	5,634,191
M3, Inc.	30,315	665,907
Miraca Holdings, Inc.	11,295	501,165
Nipro Corp.	66,185	725,308
Olympus Corp.	83,817	3,338,266
Suzuken Co., Ltd.	28,730	1,119,789
Sysmex Corp.	37,243	2,323,156
Terumo Corp.	123,364	3,932,678
		20,181,792
Household & Personal Products 0.4%
Kao Corp.	177,835	9,103,802
Kobayashi Pharmaceutical Co., Ltd.	5,555	451,952
Kose Corp.	8,710	910,000
Lion Corp.	75,495	787,529
Pigeon Corp.	28,374	812,461
Shiseido Co., Ltd.	159,500	3,810,896
Unicharm Corp.	97,357	2,050,120
		17,926,760
Insurance 0.7%
Japan Post Holdings Co., Ltd. *	155,619	2,407,247
Japan Post Insurance Co., Ltd. *(a)	20,324	553,931
MS&AD Insurance Group Holdings, Inc.	159,500	4,492,083
Sompo Japan Nipponkoa Holdings, Inc.	142,158	4,376,133
    9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sony Financial Holdings, Inc.	48,850	898,701
T&D Holdings, Inc.	265,682	3,717,565
The Dai-ichi Life Insurance Co., Ltd.	396,440	6,849,588
Tokio Marine Holdings, Inc.	219,596	8,087,004
		31,382,252
Materials 1.4%
Air Water, Inc.	77,080	1,249,236
Asahi Kasei Corp.	434,120	2,965,383
Daicel Corp.	108,780	1,590,052
Denka Co., Ltd.	59,645	263,197
DIC Corp.	281,724	811,259
Dowa Holdings Co., Ltd.	24,775	190,314
Hitachi Chemical Co., Ltd.	34,285	570,119
Hitachi Metals Ltd.	78,665	1,018,408
JFE Holdings, Inc.	164,355	2,589,045
JSR Corp.	109,186	1,716,438
Kaneka Corp.	48,550	478,096
Kansai Paint Co., Ltd.	69,155	1,089,382
Kobe Steel Ltd.	1,424,946	1,664,441
Kuraray Co., Ltd.	159,500	2,027,389
Maruichi Steel Tube Ltd.	6,940	191,965
Mitsubishi Chemical Holdings Corp.	477,168	3,122,416
Mitsubishi Gas Chemical Co., Inc.	104,572	565,781
Mitsubishi Materials Corp.	648,917	2,289,738
Mitsui Chemicals, Inc.	321,192	1,336,563
Mitsui Mining & Smelting Co., Ltd.	105,610	203,030
Nippon Kayaku Co., Ltd.	51,333	553,387
Nippon Paint Holdings Co., Ltd.	75,495	1,889,212
Nippon Paper Industries Co., Ltd.	18,535	297,991
Nippon Shokubai Co., Ltd.	10,472	783,191
Nippon Steel & Sumitomo Metal Corp.	273,052	5,476,323
Nissan Chemical Industries Ltd.	45,339	1,086,400
Nisshin Steel Co., Ltd.	24,675	269,608
Nitto Denko Corp.	50,235	3,380,512
Oji Holdings Corp.	190,615	825,669
Shin-Etsu Chemical Co., Ltd.	144,750	8,175,651
Sumitomo Chemical Co., Ltd.	426,226	2,440,911
Sumitomo Metal Mining Co., Ltd.	165,255	1,860,593
Sumitomo Osaka Cement Co., Ltd.	78,665	302,460
Taiheiyo Cement Corp.	306,320	944,205
Taiyo Nippon Sanso Corp.	27,945	266,801
Teijin Ltd.	368,689	1,309,911
Toray Industries, Inc.	485,774	4,409,321
Tosoh Corp.	198,716	1,112,216
Toyo Seikan Group Holdings Ltd.	31,158	612,393
Toyobo Co., Ltd.	171,595	250,544
Ube Industries Ltd.	192,200	408,472
Zeon Corp.	43,795	350,630
		62,938,653
Media 0.1%
Dentsu, Inc.	76,680	4,298,011
Hakuhodo DY Holdings, Inc.	85,497	916,832
Shochiku Co., Ltd.	43,795	414,575
Toho Co., Ltd.	34,085	905,486
		6,534,904
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	745,024	10,476,145
Chugai Pharmaceutical Co., Ltd.	70,840	2,470,896
Daiichi Sankyo Co., Ltd.	195,370	4,020,552
Eisai Co., Ltd.	83,108	5,391,099
Security	Number of Shares	Value ($)
Hisamitsu Pharmaceutical Co., Inc.	16,250	692,022
Kaken Pharmaceutical Co., Ltd.	12,856	905,176
Kyowa Hakko Kirin Co., Ltd.	53,101	934,264
Mitsubishi Tanabe Pharma Corp.	109,496	1,910,496
Nippon Shinyaku Co., Ltd.	18,435	759,651
Ono Pharmaceutical Co., Ltd.	29,680	4,745,237
Otsuka Holdings Co., Ltd.	119,675	3,958,750
Rohto Pharmaceutical Co., Ltd.	31,115	598,928
Santen Pharmaceutical Co., Ltd.	133,089	2,107,314
Sawai Pharmaceutical Co., Ltd.	5,555	318,124
Shionogi & Co., Ltd.	93,330	4,107,792
Sumitomo Dainippon Pharma Co., Ltd.	56,775	682,055
Taisho Pharmaceutical Holdings Co., Ltd.	10,254	693,692
Takeda Pharmaceutical Co., Ltd.	236,780	11,491,359
Tsumura & Co.	45,038	1,236,645
		57,500,197
Real Estate 0.8%
Aeon Mall Co., Ltd.	42,096	722,202
Daikyo, Inc.	203,055	332,715
Daito Trust Construction Co., Ltd.	23,181	2,404,972
Daiwa House Industry Co., Ltd.	231,893	6,450,041
Hulic Co., Ltd.	71,825	658,357
Mitsubishi Estate Co., Ltd.	401,948	8,442,930
Mitsui Fudosan Co., Ltd.	328,825	8,279,306
Nomura Real Estate Holdings, Inc.	34,240	669,635
NTT Urban Development Corp.	88,375	860,237
Sumitomo Real Estate Sales Co., Ltd.	16,550	391,062
Sumitomo Realty & Development Co., Ltd.	129,205	3,921,846
Tokyo Tatemono Co., Ltd.	52,784	633,254
Tokyu Fudosan Holdings Corp.	159,500	1,072,562
		34,839,119
Retailing 0.6%
Aoyama Trading Co., Ltd.	29,630	1,098,387
Don Quijote Holdings Co., Ltd.	34,144	1,350,195
Fast Retailing Co., Ltd.	16,404	6,623,873
Isetan Mitsukoshi Holdings Ltd.	150,675	2,294,103
J Front Retailing Co., Ltd.	58,060	956,521
Marui Group Co., Ltd.	139,214	2,062,011
Nitori Holdings Co., Ltd.	20,020	1,646,681
Rakuten, Inc.	319,000	4,015,964
Ryohin Keikaku Co., Ltd.	8,506	1,832,571
Sanrio Co., Ltd. (a)	30,515	727,726
Shimamura Co., Ltd.	9,658	1,175,913
Start Today Co., Ltd.	16,735	580,322
Takashimaya Co., Ltd.	102,440	932,330
USS Co., Ltd.	119,890	1,903,186
Yamada Denki Co., Ltd.	291,270	1,308,919
		28,508,702
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	113,935	1,033,252
Disco Corp.	6,740	648,414
Rohm Co., Ltd.	21,105	1,133,315
Sumco Corp.	50,696	537,062
Tokyo Electron Ltd.	54,490	3,623,532
		6,975,575
10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.4%
DeNA Co., Ltd.	30,315	476,561
Fujitsu Ltd.	560,335	2,825,310
Kakaku.com, Inc.	27,845	530,338
Konami Holdings Corp.	38,540	900,663
Nexon Co., Ltd.	38,940	616,887
Nintendo Co., Ltd.	32,500	4,983,878
Nomura Research Institute Ltd.	40,800	1,540,591
NTT Data Corp.	41,810	2,034,880
Obic Co., Ltd.	30,515	1,621,295
Otsuka Corp.	22,690	1,135,604
Square Enix Holdings Co., Ltd.	33,585	762,528
Trend Micro, Inc.	26,360	1,073,387
Yahoo Japan Corp.	478,500	1,967,874
		20,469,796
Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	53,605	1,682,766
Azbil Corp.	11,295	284,482
Brother Industries Ltd.	99,870	1,193,288
Canon, Inc.	347,830	10,484,558
Citizen Holdings Co., Ltd.	121,648	897,953
FUJIFILM Holdings Corp.	153,812	6,220,852
Hamamatsu Photonics K.K.	67,970	1,700,904
Hirose Electric Co., Ltd.	6,708	815,103
Hitachi Ltd.	1,595,000	9,400,771
Ibiden Co., Ltd. (a)	40,438	633,074
Japan Aviation Electronics Industry Ltd.	26,360	459,932
Japan Display, Inc. *	171,295	521,055
Keyence Corp.	13,180	7,133,108
Konica Minolta, Inc.	110,365	1,158,439
Kyocera Corp.	94,303	4,365,568
Murata Manufacturing Co., Ltd.	63,150	9,783,947
NEC Corp.	690,416	2,307,360
Omron Corp.	51,420	1,887,374
Ricoh Co., Ltd.	200,125	2,048,651
Seiko Epson Corp.	82,135	1,291,854
Shimadzu Corp.	80,064	1,293,701
Taiyo Yuden Co., Ltd.	27,645	450,509
TDK Corp.	32,500	2,333,104
Topcon Corp.	21,781	382,510
Yaskawa Electric Corp.	69,155	911,558
Yokogawa Electric Corp.	140,636	1,676,954
		71,319,375
Telecommunication Services 1.0%
KDDI Corp.	567,175	14,068,958
Nippon Telegraph & Telephone Corp.	180,330	6,677,534
NTT DOCOMO, Inc.	430,175	8,123,357
SoftBank Group Corp.	287,102	15,223,765
		44,093,614
Transportation 1.2%
ANA Holdings, Inc.	394,707	1,109,393
Central Japan Railway Co.	59,821	10,668,111
East Japan Railway Co.	121,660	11,467,304
Hankyu Hanshin Holdings, Inc.	345,360	2,207,525
Japan Airlines Co., Ltd.	37,737	1,288,715
Japan Airport Terminal Co., Ltd.	11,974	603,168
Kawasaki Kisen Kaisha Ltd.	212,805	436,727
Keikyu Corp.	157,915	1,277,103
Security	Number of Shares	Value ($)
Keio Corp.	228,655	1,875,164
Keisei Electric Railway Co., Ltd.	158,959	1,905,754
Kintetsu Group Holdings Co., Ltd.	523,880	2,005,770
Mitsui OSK Lines Ltd.	492,180	1,281,552
Nagoya Railroad Co., Ltd.	246,075	990,049
Nippon Express Co., Ltd.	273,290	1,232,554
Nippon Yusen K.K.	504,860	1,310,474
Odakyu Electric Railway Co., Ltd.	196,447	1,995,065
Tobu Railway Co., Ltd.	361,210	1,757,998
Tokyu Corp.	303,150	2,353,298
West Japan Railway Co.	66,800	4,212,930
Yamato Holdings Co., Ltd.	159,500	3,045,611
		53,024,265
Utilities 0.6%
Chubu Electric Power Co., Inc.	260,026	3,582,529
Electric Power Development Co., Ltd.	46,675	1,489,829
Hokkaido Electric Power Co., Inc. *	49,835	448,305
Hokuriku Electric Power Co.	110,758	1,512,052
Kyushu Electric Power Co., Inc. *	159,500	1,670,299
Osaka Gas Co., Ltd.	516,320	1,914,421
Shikoku Electric Power Co., Inc.	33,240	475,358
The Chugoku Electric Power Co., Inc.	144,680	1,850,749
The Kansai Electric Power Co., Inc. *	285,638	3,197,440
Toho Gas Co., Ltd.	212,805	1,320,537
Tohoku Electric Power Co., Inc.	159,500	1,870,839
Tokyo Electric Power Co., Inc. *	478,500	2,926,582
Tokyo Gas Co., Ltd.	670,444	3,198,314
		25,457,254
		997,268,324
Netherlands 2.6%
Banks 0.4%
ABN AMRO Group N.V. *(e)	68,076	1,429,342
ING Groep N.V. CVA	1,159,565	15,914,649
		17,343,991
Capital Goods 0.2%
Boskalis Westminster	12,760	567,629
Koninklijke Philips N.V.	321,258	8,780,999
		9,348,628
Commercial & Professional Services 0.1%
Randstad Holding N.V.	46,255	2,891,563
Energy 0.0%
Koninklijke Vopak N.V.	33,814	1,466,719
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	247,285	5,377,493
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	35,090	2,759,511
Heineken N.V.	70,507	6,267,057
		9,026,568
Household & Personal Products 0.5%
Unilever N.V. CVA	496,130	21,758,594
Insurance 0.1%
Aegon N.V.	642,785	3,934,774
NN Group N.V.	66,762	2,279,611
		6,214,385
    11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.2%
Akzo Nobel N.V.	73,370	5,216,609
ArcelorMittal	315,810	1,548,306
Koninklijke DSM N.V.	59,015	3,001,439
OCI N.V. *	20,735	523,283
		10,289,637
Media 0.3%
Altice N.V., A Shares *	117,136	1,798,790
Altice N.V., B Shares *	26,446	411,004
RELX N.V.	340,775	5,897,119
Wolters Kluwer N.V.	95,700	3,305,611
		11,412,524
Real Estate 0.2%
Unibail-Rodamco SE	30,957	7,948,214
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	104,586	9,661,807
Software & Services 0.0%
Gemalto N.V.	23,925	1,509,029
Telecommunication Services 0.1%
Koninklijke KPN N.V.	962,128	3,659,162
Transportation 0.0%
TNT Express N.V.	143,550	1,168,916
		119,077,230
New Zealand 0.2%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	296,670	821,061
Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	109,176	605,028
Ryman Healthcare Ltd.	120,637	624,026
		1,229,054
Materials 0.0%
Fletcher Building Ltd.	209,704	1,007,364
Real Estate 0.0%
Kiwi Property Group Ltd.	803,164	733,004
Telecommunication Services 0.1%
Spark New Zealand Ltd.	634,810	1,395,057
Transportation 0.1%
Auckland International Airport Ltd.	558,984	1,944,848
Utilities 0.0%
Contact Energy Ltd.	216,012	708,859
		7,839,247
Norway 0.6%
Banks 0.1%
DNB A.S.A.	370,040	4,875,901
Energy 0.2%
Seadrill Ltd. *(a)	117,358	696,146
Statoil A.S.A.	334,566	5,179,183
Subsea 7 S.A. *	110,055	876,561
		6,751,890
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	36,204	489,976
Orkla A.S.A.	319,000	2,594,033
		3,084,009
Security	Number of Shares	Value ($)
Insurance 0.0%
Gjensidige Forsikring A.S.A.	70,180	1,134,100
Materials 0.1%
Norsk Hydro A.S.A.	267,960	1,037,026
Yara International A.S.A.	56,252	2,606,563
		3,643,589
Media 0.0%
Schibsted A.S.A., B Shares *	28,710	1,001,973
Schibsted A.S.A., Class A	28,710	1,043,309
		2,045,282
Telecommunication Services 0.1%
Telenor A.S.A.	205,755	3,590,403
		25,125,174
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A. - Reg'd *	13,375,670	714,812
Banco Espirito Santo S.A. - Reg'd *(b)(c)	505,213	—
		714,812
Energy 0.0%
Galp Energia, SGPS, S.A.	157,905	1,679,388
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	51,304	711,717
Utilities 0.1%
EDP - Energias de Portugal S.A.	808,665	2,694,596
		5,800,513
Republic of Korea 3.6%
Automobiles & Components 0.3%
Hankook Tire Co., Ltd.	22,037	878,207
Hanon Systems	11,558	455,613
Hyundai Mobis Co., Ltd.	20,534	4,424,017
Hyundai Motor Co.	46,845	5,966,614
Hyundai Wia Corp.	5,062	528,908
Kia Motors Corp.	77,324	3,505,471
		15,758,830
Banks 0.3%
BNK Financial Group, Inc.	77,689	652,747
Hana Financial Group, Inc.	100,059	2,203,277
Industrial Bank of Korea	90,000	1,033,634
KB Financial Group, Inc. ADR	159,500	4,820,090
Shinhan Financial Group Co., Ltd. ADR	151,130	5,455,793
Woori Bank	80,000	655,585
		14,821,126
Capital Goods 0.3%
Cheil Industries, Inc. *	22,622	2,852,046
CJ Corp.	4,000	873,883
Daelim Industrial Co., Ltd.	14,143	881,762
Daewoo International Corp.	15,027	248,493
Doosan Corp.	3,746	336,414
Doosan Heavy Industries & Construction Co., Ltd.	14,480	295,089
GS Engineering & Construction Corp. *	14,464	273,530
12

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hanwha Techwin Co., Ltd. *	14,690	457,298
Hyundai Development Co-Engineering & Construction	17,197	608,849
Hyundai Engineering & Construction Co., Ltd.	20,409	563,074
Hyundai Heavy Industries Co., Ltd. *	14,564	1,139,414
KCC Corp.	2,032	806,273
Korea Aerospace Industries Ltd.	14,000	1,014,291
LG Corp.	25,925	1,647,666
LG Hausys Ltd.	1,709	252,354
Neo Holdings Co., Ltd. *(b)(c)	1,746	—
Samsung Heavy Industries Co., Ltd.	48,686	485,578
SK Holdings Co., Ltd.	10,862	2,532,481
		15,268,495
Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineering Co., Ltd.	6,170	538,120
S-1 Corp.	6,932	563,874
		1,101,994
Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	17,000	1,240,447
Hanssem Co., Ltd.	3,194	652,287
LG Electronics, Inc.	36,304	1,699,130
		3,591,864
Consumer Services 0.0%
Kangwon Land, Inc.	34,840	1,149,249
Diversified Financials 0.0%
Daewoo Securities Co., Ltd.	73,600	657,795
Korea Investment Holdings Co., Ltd.	18,000	850,222
Samsung Card Co., Ltd.	6,960	189,018
Samsung Securities Co., Ltd.	14,820	566,284
		2,263,319
Energy 0.1%
GS Holdings Corp.	14,877	648,753
S-Oil Corp.	18,785	1,203,616
SK Innovation Co., Ltd. *	17,871	1,967,577
		3,819,946
Food & Staples Retailing 0.0%
E-MART Co., Ltd.	6,079	1,123,359
Food, Beverage & Tobacco 0.2%
CJ CheilJedang Corp.	2,200	684,858
KT&G Corp.	37,444	3,459,702
Lotte Chilsung Beverage Co., Ltd.	207	400,040
Lotte Confectionery Co., Ltd.	471	797,168
Orion Corp.	1,677	1,652,309
		6,994,077
Household & Personal Products 0.2%
Amorepacific Corp.	10,240	3,567,929
AMOREPACIFIC Group	8,200	1,086,913
LG Household & Health Care Ltd.	2,720	2,367,566
		7,022,408
Insurance 0.2%
Dongbu Insurance Co., Ltd.	12,977	695,887
Hanwha Life Insurance Co., Ltd.	45,793	302,110
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,499,791
Security	Number of Shares	Value ($)
Samsung Fire & Marine Insurance Co., Ltd.	12,193	3,227,110
Samsung Life Insurance Co., Ltd.	23,416	2,082,680
		7,807,578
Materials 0.3%
Hanwha Chemical Corp.	21,562	463,619
Hyosung Corp.	7,728	770,765
Hyundai Steel Co.	24,000	1,052,804
Korea Zinc Co., Ltd.	3,129	1,229,390
Kumho Petrochemical Co., Ltd.	4,781	242,755
LG Chem Ltd.	13,820	3,794,966
Lotte Chemical Corp.	3,908	811,600
POSCO ADR	110,531	4,024,434
Samsung Fine Chemicals Co., Ltd.	4,781	146,768
		12,537,101
Media 0.0%
Cheil Worldwide, Inc. *	27,000	476,793
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc. *	22,215	1,655,502
Hanmi Pharm Co., Ltd. *	800	548,508
Yuhan Corp.	2,866	685,534
		2,889,544
Retailing 0.1%
Hotel Shilla Co., Ltd.	11,208	875,890
Hyundai Department Store Co., Ltd.	5,016	547,924
Lotte Shopping Co., Ltd.	3,588	728,103
Shinsegae Co., Ltd.	2,413	521,961
		2,673,878
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	170,765	4,659,707
Software & Services 0.2%
Kakao Corp.	10,509	1,094,413
NAVER Corp.	8,703	4,742,103
NCSoft Corp.	6,810	1,308,428
NHN Entertainment Corp. *	2,478	123,681
Samsung SDS Co., Ltd.	8,860	1,996,857
		9,265,482
Technology Hardware & Equipment 0.9%
LG Display Co., Ltd. ADR	159,500	1,725,790
Samsung Electro-Mechanics Co., Ltd.	18,815	1,124,302
Samsung Electronics Co., Ltd. GDR	67,592	37,614,948
Samsung SDI Co., Ltd.	19,303	2,000,225
		42,465,265
Telecommunication Services 0.1%
KT Corp. ADR *	110,055	1,463,732
LG Uplus Corp.	87,570	805,337
SK Telecom Co., Ltd. ADR	126,361	2,815,323
		5,084,392
Transportation 0.0%
CJ Korea Express Co., Ltd. *	3,145	522,786
Hyundai Glovis Co., Ltd.	6,249	1,030,663
Hyundai Merchant Marine Co., Ltd. *	13,216	52,154
Korean Air Lines Co., Ltd. *	20,781	507,838
		2,113,441
    13

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
Korea Electric Power Corp. ADR	159,500	3,376,615
Korea Gas Corp.	9,633	319,007
		3,695,622
		166,583,470
Singapore 1.1%
Banks 0.4%
DBS Group Holdings Ltd.	554,304	6,491,370
Oversea-Chinese Banking Corp., Ltd.	959,118	5,901,950
United Overseas Bank Ltd.	377,120	5,189,934
		17,583,254
Capital Goods 0.1%
Keppel Corp., Ltd.	457,342	2,126,115
Singapore Technologies Engineering Ltd.	681,795	1,383,962
Yangzijiang Shipbuilding Holdings Ltd.	1,046,880	817,324
		4,327,401
Consumer Services 0.0%
Genting Singapore plc	1,910,830	1,030,718
Diversified Financials 0.0%
Singapore Exchange Ltd.	215,687	1,154,250
Food & Staples Retailing 0.0%
Olam International Ltd.	273,540	348,490
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	3,190,000	815,075
Wilmar International Ltd.	714,575	1,450,502
		2,265,577
Media 0.0%
Singapore Press Holdings Ltd.	426,195	1,216,015
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,358	918,305
CapitaLand Commercial Trust Ltd.	1,595,000	1,482,984
CapitaLand Ltd.	1,103,082	2,364,390
CapitaLand Mall Trust	945,224	1,278,010
City Developments Ltd.	191,499	997,624
Global Logistic Properties Ltd.	1,080,989	1,511,443
Wing Tai Holdings Ltd.	459,701	553,031
		9,105,787
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	115,120	687,966
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	2,351,290	6,391,597
Transportation 0.1%
ComfortDelGro Corp., Ltd.	1,035,665	2,153,731
Hutchison Port Holdings Trust	1,595,000	861,300
SIA Engineering Co., Ltd.	200,346	513,325
Singapore Airlines Ltd.	161,712	1,166,112
Singapore Post Ltd.	858,456	1,084,532
		5,779,000
		49,890,055
Security	Number of Shares	Value ($)
Spain 2.8%
Banks 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	1,876,635	15,570,659
Banco de Sabadell S.A.	1,507,282	2,781,078
Banco Popular Espanol S.A.	508,100	1,789,661
Banco Santander S.A.	4,431,275	24,186,716
Bankia S.A.	1,434,208	1,796,480
Bankinter S.A.	185,020	1,338,746
CaixaBank S.A.	593,340	2,172,617
		49,635,957
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	63,800	2,080,094
Ferrovial S.A.	161,095	3,814,551
Zardoya Otis S.A.	47,916	579,444
		6,474,089
Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	12,760	568,977
Energy 0.1%
Repsol S.A.	344,520	4,491,912
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	220,518	1,393,441
Insurance 0.0%
Mapfre S.A.	236,060	647,471
Media 0.0%
Mediaset Espana Comunicacion S.A.	43,065	494,401
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	53,291	2,528,246
Grifols S.A., Class B	32,440	1,128,917
		3,657,163
Retailing 0.3%
Industria de Diseno Textil S.A.	361,827	13,015,813
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	124,410	4,988,436
Telecommunication Services 0.4%
Telefonica S.A.	1,359,245	16,760,244
Transportation 0.1%
Abertis Infraestructuras S.A.	141,381	2,188,278
Aena S.A. *(e)	18,102	2,052,364
		4,240,642
Utilities 0.5%
Acciona S.A.	15,350	1,277,336
Enagas S.A.	71,775	2,138,464
Endesa S.A.	102,768	2,125,183
Gas Natural SDG S.A.	134,878	2,916,693
Iberdrola S.A.	1,764,615	12,358,185
Red Electrica Corp. S.A.	25,575	2,193,297
		23,009,158
		129,377,704
14

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sweden 2.5%
Banks 0.7%
Nordea Bank AB	1,001,660	11,100,714
Skandinaviska Enskilda Banken AB, A Shares	521,565	5,546,910
Svenska Handelsbanken AB, A Shares	484,464	6,521,663
Swedbank AB, A Shares	328,736	7,282,544
		30,451,831
Capital Goods 0.7%
Alfa Laval AB	113,245	2,094,508
Assa Abloy AB, B Shares	278,520	5,924,191
Atlas Copco AB, A Shares	182,128	4,882,587
Atlas Copco AB, B Shares	138,765	3,433,682
Sandvik AB	296,670	3,073,481
Skanska AB, B Shares	138,765	2,762,221
SKF AB, B Shares	149,930	2,614,848
Trelleborg AB, B Shares	75,741	1,483,364
Volvo AB, B Shares	468,930	4,850,017
		31,118,899
Commercial & Professional Services 0.0%
Securitas AB, B Shares	135,811	2,072,725
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	84,140	2,469,854
Husqvarna AB, B Shares	44,776	291,880
		2,761,734
Diversified Financials 0.2%
Industrivarden AB, A Shares	92,510	1,779,956
Industrivarden AB, C Shares	20,741	371,484
Investment AB Kinnevik, B Shares	44,660	1,373,941
Investor AB, B Shares	142,087	5,415,569
		8,940,950
Energy 0.0%
Lundin Petroleum AB *	63,825	1,020,925
Food, Beverage & Tobacco 0.1%
Swedish Match AB	72,820	2,512,474
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	66,990	1,696,047
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	183,425	5,291,733
Materials 0.0%
Boliden AB	60,610	1,114,055
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	54,230	652,916
Retailing 0.2%
Hennes & Mauritz AB, B Shares	288,771	10,711,655
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	78,155	2,836,346
Telefonaktiebolaget LM Ericsson, B Shares	899,580	8,762,578
		11,598,924
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Tele2 AB, B Shares	145,145	1,477,896
TeliaSonera AB	810,466	3,978,403
		5,456,299
		115,401,167
Switzerland 7.9%
Banks 0.0%
Banque Cantonale Vaudoise - Reg'd	1,595	965,891
Capital Goods 0.5%
ABB Ltd. - Reg'd *	741,790	14,078,820
Geberit AG - Reg'd	15,093	5,052,290
Schindler Holding AG	19,140	3,152,295
Schindler Holding AG - Reg'd	12,950	2,125,264
Sulzer AG - Reg'd	4,785	499,936
		24,908,605
Commercial & Professional Services 0.2%
Adecco S.A. - Reg'd *	54,230	3,713,986
DKSH Holding AG *	12,760	791,332
SGS S.A. - Reg'd	1,595	3,053,612
		7,558,930
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	161,095	12,067,041
The Swatch Group AG	10,501	3,695,960
The Swatch Group AG - Reg'd	19,622	1,294,199
		17,057,200
Diversified Financials 0.8%
Credit Suisse Group AG - Reg'd *	486,730	10,473,727
GAM Holding AG *	60,610	1,052,472
Julius Baer Group Ltd. *	68,653	3,288,558
Pargesa Holding S.A.	7,975	501,565
Partners Group Holding AG	3,994	1,443,427
UBS Group AG - Reg'd	1,116,945	21,459,861
		38,219,610
Energy 0.0%
Transocean Ltd. (a)	143,934	2,079,303
Food, Beverage & Tobacco 1.7%
Aryzta AG *	30,305	1,424,817
Chocoladefabriken Lindt & Sprungli AG	200	1,207,257
Chocoladefabriken Lindt & Sprungli AG - Reg'd	22	1,590,048
Nestle S.A. - Reg'd	983,208	73,026,831
		77,248,953
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	17,545	2,215,420
Insurance 0.6%
Baloise Holding AG - Reg'd	14,355	1,745,586
Helvetia Holding AG - Reg'd	1,000	532,614
Swiss Life Holding AG - Reg'd *	8,780	2,216,460
Swiss Re AG	112,488	10,729,557
Zurich Insurance Group AG *	47,850	12,610,112
		27,834,329
    15

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.6%
Clariant AG - Reg'd *	51,892	957,626
EMS-Chemie Holding AG - Reg'd	1,000	408,094
Givaudan S.A. - Reg'd *	3,238	5,849,473
LafargeHolcim Ltd. - Reg'd *	123,072	6,584,912
Sika AG	467	1,583,243
Syngenta AG - Reg'd	29,025	10,709,842
		26,093,190
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Actelion Ltd. - Reg'd *	31,197	4,385,395
Galenica AG - Reg'd	1,062	1,553,819
Lonza Group AG - Reg'd *	12,760	2,018,363
Novartis AG - Reg'd	677,028	57,925,592
Roche Holding AG	218,976	58,687,570
Roche Holding AG, Bearer Shares	6,488	1,712,019
		126,282,758
Real Estate 0.1%
PSP Swiss Property AG - Reg'd *	5,366	445,536
Swiss Prime Site AG - Reg'd *	23,925	1,790,971
		2,236,507
Retailing 0.0%
Dufry AG - Reg'd *	13,216	1,582,654
Telecommunication Services 0.1%
Swisscom AG - Reg'd	8,399	4,142,510
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	15,950	2,158,320
		360,584,180
United Kingdom 17.7%
Automobiles & Components 0.1%
GKN plc	524,755	2,373,692
Banks 2.1%
Barclays plc	5,155,761	17,322,489
HSBC Holdings plc	6,090,923	48,548,118
Lloyds Banking Group plc	18,842,014	20,693,573
Royal Bank of Scotland Group plc *	955,595	4,349,897
Standard Chartered plc	663,840	5,567,982
		96,482,059
Capital Goods 0.8%
Ashtead Group plc	164,285	2,707,917
BAE Systems plc	1,076,625	8,370,629
Bunzl plc	86,130	2,489,310
Cobham plc	311,025	1,420,477
DCC plc	26,065	2,342,370
IMI plc	104,126	1,495,309
Meggitt plc	204,160	1,191,488
Melrose Industries plc	437,916	1,912,985
Rolls-Royce Holdings plc *	616,375	5,627,288
Smiths Group plc	146,740	2,281,772
The Weir Group plc	57,420	1,038,941
Travis Perkins plc	78,155	2,391,759
Wolseley plc	95,759	5,555,391
		38,825,636
Commercial & Professional Services 0.4%
Aggreko plc	81,636	1,235,012
Babcock International Group plc	110,216	1,776,877
Capita plc	199,375	3,817,518
Security	Number of Shares	Value ($)
Experian plc	314,215	5,822,484
G4S plc	452,980	1,547,166
Intertek Group plc	39,875	1,696,875
Rentokil Initial plc	711,370	1,709,038
		17,604,970
Consumer Durables & Apparel 0.3%
Barratt Developments plc	249,126	2,253,808
Berkeley Group Holdings plc	51,081	2,469,011
Burberry Group plc	155,360	2,911,601
Persimmon plc *	72,109	2,078,651
Taylor Wimpey plc	1,116,500	3,270,581
		12,983,652
Consumer Services 0.5%
Carnival plc	69,651	3,632,904
Compass Group plc	499,722	8,680,757
InterContinental Hotels Group plc	70,572	2,715,292
Merlin Entertainments plc (e)	198,821	1,224,676
TUI AG	122,068	2,024,915
Whitbread plc	65,395	4,477,013
William Hill plc	410,590	2,210,188
		24,965,745
Diversified Financials 0.4%
3i Group plc	342,925	2,593,932
Aberdeen Asset Management plc	440,534	2,118,057
Ashmore Group plc (a)	110,055	418,307
Hargreaves Lansdown plc	73,370	1,652,241
ICAP plc	266,365	2,040,884
Investec plc	126,005	1,071,666
London Stock Exchange Group plc	85,340	3,404,253
Provident Financial plc	32,568	1,751,160
Schroders plc	49,445	2,229,911
		17,280,411
Energy 2.2%
Amec Foster Wheeler plc	105,270	689,948
BG Group plc	1,068,735	16,594,440
BP plc	5,627,209	32,633,152
John Wood Group plc	161,095	1,354,343
Petrofac Ltd.	82,940	1,030,010
Royal Dutch Shell plc, A Shares	1,199,583	29,668,199
Royal Dutch Shell plc, B Shares	786,445	19,556,977
Tullow Oil plc *	163,311	482,814
		102,009,883
Food & Staples Retailing 0.2%
J Sainsbury plc	504,400	1,927,037
Tesco plc *	2,520,100	6,342,747
Wm Morrison Supermarkets plc	842,160	1,933,249
		10,203,033
Food, Beverage & Tobacco 2.2%
Associated British Foods plc	118,030	6,300,202
British American Tobacco plc	574,282	33,437,592
Coca-Cola HBC AG CDI *	63,800	1,547,175
Diageo plc	797,500	22,929,120
Imperial Tobacco Group plc	315,810	17,056,960
SABMiller plc	290,565	17,633,288
Tate & Lyle plc	175,450	1,558,220
		100,462,557
Health Care Equipment & Services 0.1%
Smith & Nephew plc	271,150	4,591,826
16

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Household & Personal Products 0.7%
Reckitt Benckiser Group plc	202,618	19,001,566
Unilever plc	374,848	15,991,101
		34,992,667
Insurance 1.2%
Admiral Group plc	49,521	1,208,358
Aviva plc	1,362,415	10,490,070
Direct Line Insurance Group plc	428,236	2,654,562
Legal & General Group plc	2,097,425	8,571,949
Old Mutual plc	1,646,191	5,179,047
Prudential plc	821,535	19,038,341
RSA Insurance Group plc	244,613	1,619,783
St. James's Place plc	110,055	1,683,165
Standard Life plc	555,650	3,483,691
		53,928,966
Materials 1.1%
Anglo American plc	441,815	2,717,786
Antofagasta plc	82,940	633,612
BHP Billiton plc	658,508	7,899,293
CRH plc	245,205	7,216,048
Croda International plc	51,565	2,226,166
DS Smith plc	284,561	1,777,652
Fresnillo plc	39,875	429,171
Glencore plc *	3,672,480	5,346,310
Johnson Matthey plc	62,247	2,651,723
Mondi plc	107,118	2,489,620
Polymetal International plc	54,324	439,126
Randgold Resources Ltd.	27,115	1,649,792
Rexam plc	263,528	2,298,813
Rio Tinto plc	391,519	13,015,881
		50,790,993
Media 0.7%
Daily Mail & General Trust plc, A Shares	70,180	755,341
Informa plc	124,410	1,167,657
ITV plc	1,457,830	5,947,021
Pearson plc	226,490	2,816,128
RELX plc	333,355	6,011,559
Rightmove plc	21,586	1,300,062
Sky plc	357,791	5,956,729
WPP plc	445,598	10,296,152
		34,250,649
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	400,490	27,143,680
GlaxoSmithKline plc	1,532,585	31,271,407
Hikma Pharmaceuticals plc	41,486	1,352,019
Shire plc	187,425	13,107,807
		72,874,913
Real Estate 0.4%
Capital & Counties Properties plc	131,974	875,298
Derwent London plc	17,632	1,000,613
Hammerson plc	338,140	3,107,460
Intu Properties plc	344,520	1,677,691
Land Securities Group plc	250,415	4,640,254
Segro plc	314,215	2,086,824
The British Land Co. plc	342,994	4,306,019
		17,694,159
Security	Number of Shares	Value ($)
Retailing 0.4%
Dixons Carphone plc	220,656	1,609,949
Howden Joinery Group plc	87,315	683,464
Inchcape plc	92,215	1,091,751
Kingfisher plc	850,135	4,522,492
Marks & Spencer Group plc	519,970	3,933,124
Next plc	51,040	6,084,980
Sports Direct International plc *	91,928	1,011,553
		18,937,313
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	440,320	7,450,030
Software & Services 0.1%
Auto Trader Group plc *(e)	108,174	661,596
The Sage Group plc	389,328	3,437,217
		4,098,813
Telecommunication Services 1.1%
BT Group plc	2,557,869	19,115,125
Inmarsat plc	138,765	2,329,046
TalkTalk Telecom Group plc (a)	161,144	582,168
Vodafone Group plc	8,255,798	27,868,580
		49,894,919
Transportation 0.1%
easyJet plc	69,087	1,719,066
International Consolidated Airlines Group S.A. *	366,850	3,131,085
Royal Mail plc	169,693	1,241,689
		6,091,840
Utilities 0.8%
Centrica plc	1,573,095	5,164,567
National Grid plc	1,152,125	16,056,101
Pennon Group plc	130,492	1,714,832
Severn Trent plc	81,345	2,757,545
SSE plc	336,545	7,264,666
United Utilities Group plc	219,072	3,187,220
		36,144,931
		814,933,657
Total Common Stock
(Cost $4,615,481,794)		4,543,577,496

Preferred Stock 0.6% of net assets
Germany 0.4%
Automobiles & Components 0.2%
Bayerische Motoren Werke AG	10,732	899,401
Porsche Automobil Holding SE	51,040	2,678,045
Volkswagen AG	46,668	6,483,892
		10,061,338
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	53,861	6,115,170
Materials 0.0%
Fuchs Petrolub SE	21,326	1,009,614
		17,186,122
    17

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Republic of Korea 0.2%
Automobiles & Components 0.1%
Hyundai Motor Co.	4,653	445,994
Hyundai Motor Co. 2nd	13,800	1,328,699
		1,774,693
Technology Hardware & Equipment 0.1%
Samsung Electronics Co., Ltd.	6,000	5,678,511
		7,453,204
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(c)	55,098,377	82,940
Total Preferred Stock
(Cost $27,568,625)		24,722,266

Rights 0.0% of net assets
Australia 0.0%
Commercial & Professional Services 0.0%
ALS Ltd. *(c)	18,229	4,755
Transportation 0.0%
Transurban Group *	39,811	17,308
		22,063
Italy 0.0%
Banks 0.0%
Unione di Banche Italiane S.p.A. *(b)(c)	255,584	—
Switzerland 0.0%
Diversified Financials 0.0%
Credit Suisse Group AG - Reg'd *	486,720	298,296
United Kingdom 0.0%
Banks 0.0%
Standard Chartered plc *	189,667	259,811
Total Rights
(Cost $—)		580,170

Other Investment Companies 0.3% of net assets
United States 0.3%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	4,889,481	4,889,481
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	9,762,006	9,762,006
Total Other Investment Companies
(Cost $14,651,487)		14,651,487

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $4,658,572,494 and the unrealized appreciation and depreciation were $358,202,129 and ($433,243,204), respectively, with a net unrealized depreciation of ($75,041,075).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,327,785.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,281,716 or 0.1% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	60	5,232,000	(3,600)
18

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,396,838,999	$—	$—	$4,396,838,999
Greece [1]	957,228	—	—	957,228
Banks	—	—	33,572	33,572
Hong Kong[1]	142,790,179	—	—	142,790,179
Transportation	—	—	2,957,518	2,957,518
Preferred Stock[1]	24,639,326	—	—	24,639,326
United Kingdom[1]	—	—	82,940	82,940
Rights [1]	558,107	—	—	558,107
Australia [1]	17,308	—	—	17,308
Commercial & Professional Services	—	—	4,755	4,755
Other Investment Companies[1]	14,651,487	—	—	14,651,487
Total	$4,580,452,634	$—	$3,078,785	$4,583,531,419
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($3,600)	$—	$—	($3,600)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Common Stock
Greece	$—	$—	($195,086)	$—	$—	$228,658	$—	$33,572
Hong Kong	—	(28,964)	148,323	337,028	(362,484)	2,863,615	—	2,957,518
Republic of Korea	2,501,775	—	300,561	—	(2,802,336)	—	—	—
Preferred Stock
United Kingdom	—	—	(2,014)	84,954	—	—	—	82,940
Rights
Australia	—	—	4,755	—	—	—	—	4,755
Total	$2,501,775	($28,964)	$256,539	$421,982	($3,164,820)	$3,092,273	$—	$3,078,785
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2015.
    19

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	645,375,025	657,891,121
0.3%	Preferred Stock	1,952,661	2,155,249
0.0%	Rights	45,917	36,573
3.8%	Other Investment Companies	24,517,289	25,085,628
103.1%	Total Investments	671,890,892	685,168,571
(3.1%)	Other Assets and Liabilities, Net		(20,602,286)
100.0%	Net Assets		664,566,285

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Australia 4.7%
Automobiles & Components 0.1%
ARB Corp., Ltd.	25,833	290,700
Banks 0.0%
Genworth Mortgage Insurance Australia Ltd.	82,740	152,282
Capital Goods 0.1%
Cardno Ltd. (b)(e)	68,073	135,799
GWA Group Ltd.	118,457	155,359
Monadelphous Group Ltd. (b)	26,675	120,031
Seven Group Holdings Ltd. (b)	55,802	209,449
UGL Ltd. *	69,496	122,871
		743,509
Commercial & Professional Services 0.4%
Broadspectrum Ltd. *	256,083	158,652
Cabcharge Australia Ltd.	51,440	102,129
McMillan Shakespeare Ltd.	25,833	250,267
Mineral Resources Ltd.	58,324	206,236
Programmed Maintenance Services Ltd.	55,824	106,384
SAI Global Ltd.	111,715	342,413
Spotless Group Holdings Ltd.	390,465	611,131
Transpacific Industries Group Ltd.	517,467	245,597
Veda Group Ltd.	285,080	570,130
		2,592,939
Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	43,105	244,249
Consumer Services 0.5%
Ainsworth Game Technology Ltd.	86,811	150,968
Ardent Leisure Group	200,455	352,957
Domino's Pizza Enterprises Ltd.	25,210	906,965
G8 Education Ltd.	169,215	426,694
InvoCare Ltd.	46,817	399,959
Security	Number of Shares	Value ($)
Mantra Group Ltd.	67,844	225,643
Navitas Ltd.	139,364	452,404
Retail Food Group Ltd.	60,510	196,428
Slater & Gordon Ltd. (b)	147,079	98,580
		3,210,598
Diversified Financials 0.3%
BT Investment Management Ltd.	62,685	582,304
FlexiGroup Ltd.	130,162	261,253
Magellan Financial Group Ltd.	45,084	846,751
OzForex Group Ltd.	103,959	259,131
		1,949,439
Energy 0.1%
AWE Ltd. *	240,038	113,056
Beach Energy Ltd.	586,371	218,815
Drillsearch Energy Ltd. *	173,759	78,062
Liquefied Natural Gas Ltd. *(b)	163,831	138,893
		548,826
Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	129,282	138,643
Bega Cheese Ltd.	52,820	220,454
GrainCorp Ltd., Class A	73,065	434,132
Select Harvests Ltd.	33,897	226,214
Tassal Group Ltd.	52,886	168,230
		1,187,673
Health Care Equipment & Services 0.3%
Australian Pharmaceutical Industries Ltd.	179,839	267,138
Capitol Health Ltd.	225,195	49,769
Estia Health Ltd.	43,040	238,579
Greencross Ltd.	37,046	159,987
Japara Healthcare Ltd.	130,097	316,741
Primary Health Care Ltd.	195,820	455,471
Regis Healthcare Ltd.	46,329	201,084
Sigma Pharmaceuticals Ltd.	400,822	252,679
		1,941,448
Household & Personal Products 0.0%
Asaleo Care Ltd.	156,244	188,502
Insurance 0.1%
Cover-More Group Ltd.	122,381	194,203
nib Holdings Ltd.	201,048	556,495
Steadfast Group Ltd.	155,757	161,392
		912,090
Materials 0.4%
Arrium Ltd. *	1,430,517	81,888
Evolution Mining Ltd.	329,513	267,417
Highfield Resources Ltd. *	116,159	132,145
Independence Group NL	165,187	289,661
Jacana Minerals Ltd. (a)(e)	8,715	—
Northern Star Resources Ltd.	250,009	440,210
Pact Group Holdings Ltd.	92,714	319,107
Regis Resources Ltd.	173,759	244,887
S2 Resources Ltd. *	54,496	5,726
Sandfire Resources NL	66,243	252,478

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Saracen Mineral Holdings Ltd. *	357,355	126,880
Syrah Resources Ltd. *	65,218	165,872
TFS Corp., Ltd.	148,394	186,020
Western Areas Ltd.	102,127	163,543
		2,675,834
Media 0.1%
APN News & Media Ltd. *	294,461	101,349
Nine Entertainment Co. Holdings Ltd.	234,848	282,484
Southern Cross Media Group Ltd.	301,382	255,506
Ten Network Holdings Ltd. *	1,145,221	128,623
Village Roadshow Ltd.	36,495	176,912
		944,874
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Mayne Pharma Group Ltd. *	319,392	297,389
Mesoblast Ltd. *(b)	89,963	114,404
Sirtex Medical Ltd.	19,082	557,497
		969,290
Real Estate 0.6%
Abacus Property Group	208,805	444,822
Aveo Group	199,428	462,418
BWP Trust	275,037	633,748
Charter Hall Group	158,048	511,911
Charter Hall Retail REIT	157,425	464,265
Cromwell Property Group	646,842	478,076
Investa Office Fund	262,452	734,067
New South Resources Ltd. *	134,244	147,855
		3,877,162
Retailing 0.5%
Automotive Holdings Group Ltd.	151,202	463,443
Breville Group Ltd.	46,597	221,831
Burson Group Ltd.	92,319	268,246
Dick Smith Holdings Ltd.	66,786	13,550
JB Hi-Fi Ltd.	45,677	639,113
Myer Holdings Ltd. (b)	267,336	215,020
Pacific Brands Ltd. *	387,091	187,926
Premier Investments Ltd.	40,293	405,245
Super Retail Group Ltd.	63,940	482,305
The Reject Shop Ltd.	17,580	139,868
Thorn Group Ltd.	106,145	156,902
		3,193,449
Software & Services 0.3%
Altium Ltd.	54,997	195,668
carsales.com Ltd.	98,234	731,022
IRESS Ltd.	68,176	476,713
iSentia Group Ltd.	84,033	270,353
NEXTDC Ltd. *	110,015	185,740
SMS Management & Technology Ltd.	40,352	90,641
Technology One Ltd.	85,266	268,759
		2,218,896
Telecommunication Services 0.2%
M2 Group Ltd.	71,467	575,849
Vocus Communications Ltd. (b)	85,049	445,560
		1,021,409
Security	Number of Shares	Value ($)
Transportation 0.1%
Qube Holdings Ltd.	289,492	503,438
Virgin Australia Holdings Ltd. *	624,872	196,960
Virgin Australia International Holdings Ltd. (a)(e)	424,000	—
		700,398
Utilities 0.2%
DUET Group	885,577	1,507,969
		31,071,536
Austria 1.0%
Capital Goods 0.2%
Semperit AG Holding	3,084	105,044
Wienerberger AG	48,514	851,321
Zumtobel Group AG	11,059	241,074
		1,197,439
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	4,666	262,662
Insurance 0.1%
UNIQA Insurance Group AG	38,208	339,049
Materials 0.1%
Lenzing AG	1,941	151,699
Mayr Melnhof Karton AG	3,679	410,317
RHI AG	12,099	242,725
		804,741
Real Estate 0.4%
BUWOG AG *	26,044	520,008
CA Immobilien Anlagen AG *	34,288	624,860
Conwert Immobilien Invest SE *	36,048	506,359
IMMOFINANZ AG *	375,801	929,545
S IMMO AG *	27,886	230,048
		2,810,820
Transportation 0.1%
Flughafen Wien AG	2,057	192,267
Oesterreichische Post AG	13,968	500,693
		692,960
Utilities 0.1%
EVN AG	14,711	156,147
Verbund AG (b)	23,705	328,098
		484,245
		6,591,916
Belgium 1.5%
Capital Goods 0.1%
Cie d'Entreprises CFE	2,324	272,449
Consumer Durables & Apparel 0.0%
Van de Velde N.V.	3,529	223,219
Diversified Financials 0.3%
Ackermans & van Haaren N.V.	10,606	1,472,441
BHF Kleinwort Benson Group *	26,978	163,577
Gimv N.V.	6,423	295,767
KBC Ancora	7,336	290,044
		2,221,829
Energy 0.1%
Euronav S.A.	43,935	561,232

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	81,325	403,690
Fagron	11,922	126,040
Ion Beam Applications	6,641	211,890
		741,620
Household & Personal Products 0.1%
Ontex Group N.V.	24,458	869,612
Materials 0.1%
Bekaert N.V.	14,206	402,323
Nyrstar N.V. *(b)	127,469	200,324
Tessenderlo Chemie N.V. *	10,564	313,182
		915,829
Media 0.0%
Kinepolis Group N.V.	4,681	189,324
Real Estate 0.3%
Befimmo S.A. (e)	10,080	615,199
Cofinimmo S.A.	8,359	872,683
Warehouses De Pauw SCA	4,359	348,735
		1,836,617
Retailing 0.1%
D'Ieteren S.A. N.V.	13,456	461,449
Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	9,255	465,763
Software & Services 0.0%
Econocom Group S.A. N.V.	23,135	203,633
Technology Hardware & Equipment 0.1%
Barco N.V.	4,634	289,052
Telecommunication Services 0.0%
Mobistar S.A. *	11,688	260,032
Utilities 0.1%
Elia System Operator S.A. N.V.	10,797	483,840
		9,995,500
Canada 14.3%
Automobiles & Components 0.2%
Linamar Corp.	21,136	1,196,117
Martinrea International, Inc.	35,751	275,183
		1,471,300
Banks 0.3%
Canadian Western Bank	32,967	635,252
Genworth MI Canada, Inc. (b)	17,198	380,599
Home Capital Group, Inc.	29,711	735,384
Laurentian Bank of Canada	9,356	381,505
		2,132,740
Capital Goods 0.8%
Aecon Group, Inc.	27,455	291,734
ATS Automation Tooling Systems, Inc. *	38,584	370,875
CAE, Inc.	113,447	1,291,523
MacDonald, Dettwiler & Associates Ltd.	15,404	993,888
Russel Metals, Inc.	28,703	367,935
Toromont Industries Ltd.	32,793	769,065
WSP Global, Inc.	33,658	1,138,657
		5,223,677
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.5%
Progressive Waste Solutions Ltd.	51,456	1,220,276
Ritchie Bros. Auctioneers, Inc. (b)	35,858	962,658
Stantec, Inc.	37,285	968,489
Transcontinental, Inc., Class A	27,886	452,952
		3,604,375
Consumer Durables & Apparel 0.5%
Dorel Industries, Inc., Class B	13,281	306,780
Gildan Activewear, Inc.	97,780	3,042,110
		3,348,890
Consumer Services 0.1%
Amaya, Inc. *(b)	40,915	648,298
Great Canadian Gaming Corp. *	23,268	281,491
		929,789
Diversified Financials 0.7%
Canaccord Genuity Group, Inc.	41,316	147,685
Element Financial Corp. *	146,316	1,878,875
Onex Corp.	37,213	2,298,199
Sprott, Inc.	65,632	105,472
TMX Group Ltd. (b)	14,389	503,315
		4,933,546
Energy 2.8%
Advantage Oil & Gas Ltd. *	69,007	364,817
AltaGas Ltd.	55,802	1,311,608
Athabasca Oil Corp. *	182,829	232,029
Bankers Petroleum Ltd. *	111,674	131,662
Baytex Energy Corp.	83,328	347,291
Birchcliff Energy Ltd. *	48,795	200,801
Bonavista Energy Corp. (b)	86,338	156,902
Bonterra Energy Corp.	13,142	216,229
Canadian Energy Services & Technology Corp. (b)	76,279	270,942
Crew Energy, Inc. *	65,704	222,031
Enerflex Ltd.	36,097	380,040
Enerplus Corp.	83,811	412,871
Ensign Energy Services, Inc.	54,591	295,574
Gibson Energy, Inc.	52,307	654,009
Gran Tierra Energy, Inc. *	115,347	286,711
Kelt Exploration Ltd. *	53,257	177,970
Keyera Corp.	68,477	2,048,165
Mullen Group Ltd.	33,856	399,667
NuVista Energy Ltd. *	61,630	188,363
Pacific Exploration & Production Corp. (b)	127,967	178,740
Parex Resources, Inc. *	56,379	462,328
Parkland Fuel Corp.	29,545	514,733
Pason Systems, Inc.	30,707	475,484
Pengrowth Energy Corp.	221,629	189,732
Penn West Petroleum Ltd. (b)	101,356	108,842
Peyto Exploration & Development Corp.	55,802	1,137,705
PrairieSky Royalty Ltd.	61,131	1,177,494
Precision Drilling Corp.	121,941	526,535
Raging River Exploration, Inc. *	70,164	455,764
Secure Energy Services, Inc.	53,141	312,066
Seven Generations Energy Ltd., A Shares *	58,533	688,779
ShawCor Ltd.	26,495	576,995
Surge Energy, Inc.	90,874	171,287
TORC Oil & Gas Ltd.	66,914	324,608

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Trinidad Drilling Ltd.	112,719	175,217
Veresen, Inc.	114,917	904,389
Vermilion Energy, Inc. (b)	39,385	1,182,748
Whitecap Resources, Inc.	116,508	1,001,777
		18,862,905
Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	63,882	1,277,976
The Jean Coutu Group PJC, Inc., A Shares	35,110	471,420
The North West Co., Inc.	12,219	249,216
		1,998,612
Food, Beverage & Tobacco 0.2%
Cott Corp.	41,618	437,229
Maple Leaf Foods, Inc.	38,498	647,584
		1,084,813
Health Care Equipment & Services 0.2%
Chartwell Retirement Residences	68,284	676,866
Extendicare, Inc.	37,459	276,797
		953,663
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	42,820	1,456,649
Materials 2.6%
Alacer Gold Corp. *	92,937	179,363
Alamos Gold, Inc., Class A	104,742	319,343
B2Gold Corp. *	389,543	427,089
Canfor Corp. *	34,693	542,677
Cascades, Inc.	20,851	180,850
CCL Industries, Inc., Class B	13,298	2,214,719
Centerra Gold, Inc.	59,820	326,132
China Gold International Resources Corp., Ltd. *	75,320	105,770
Detour Gold Corp. *	70,806	739,617
Dominion Diamond Corp.	32,679	270,433
Eldorado Gold Corp.	290,456	892,100
First Majestic Silver Corp. *	53,840	180,322
HudBay Minerals, Inc.	96,434	429,432
IAMGOLD Corp. *	170,312	260,907
Imperial Metals Corp. *	22,744	117,849
Kinross Gold Corp. *	468,896	919,024
Lundin Mining Corp. *	259,820	712,156
Methanex Corp.	37,587	1,480,730
Nevsun Resources Ltd.	83,811	229,723
New Gold, Inc. *	210,466	464,664
Norbord, Inc.	17,896	373,872
NOVAGOLD RESOURCES, Inc. *	103,047	388,462
OceanaGold Corp.	245,025	474,723
Osisko Gold Royalties Ltd.	35,780	380,464
Pan American Silver Corp.	62,467	435,789
Pretium Resources, Inc. *	44,542	240,831
Primero Mining Corp. *	66,720	150,811
SEMAFO, Inc. *	116,895	276,514
Silver Standard Resources, Inc. *	24,350	128,365
Stella-Jones, Inc.	18,252	705,875
Tahoe Resources, Inc.	88,736	782,974
Torex Gold Resources, Inc. *	339,201	300,572
West Fraser Timber Co., Ltd.	25,204	1,037,572
Yamana Gold, Inc.	386,442	818,358
		17,488,082
Security	Number of Shares	Value ($)
Media 0.5%
Aimia, Inc.	72,138	530,885
Cineplex, Inc.	27,886	1,048,513
Cogeco Cable, Inc.	6,186	301,484
Corus Entertainment, Inc., B Shares	30,929	243,409
Quebecor, Inc., Class B	38,229	949,373
		3,073,664
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Concordia Healthcare Corp.	11,059	427,113
Real Estate 1.6%
Allied Properties Real Estate Investment Trust	29,955	736,700
Artis Real Estate Investment Trust	57,102	576,745
Boardwalk Real Estate Investment Trust	16,477	586,622
Canadian Apartment Properties REIT	47,916	955,333
Canadian Real Estate Investment Trust	27,404	869,050
Colliers International Group, Inc.	12,619	572,837
Cominar Real Estate Investment Trust	67,875	765,069
Dream Office Real Estate Investment Trust	41,600	570,745
Dream Unlimited Corp., Class A *	26,710	144,216
First Capital Realty, Inc.	36,814	541,573
FirstService Corp.	14,017	572,406
Granite Real Estate Investment Trust	19,714	602,086
H&R Real Estate Investment Trust	105,792	1,704,875
InnVest Real Estate Investment Trust	25,833	107,860
Morguard Real Estate Investment Trust	17,369	184,561
Northview Apartment Real Estate Investment Trust	13,507	186,429
Smart Real Estate Investment Trust	44,670	1,073,435
		10,750,542
Retailing 0.7%
AutoCanada, Inc. (b)	7,360	140,440
Dollarama, Inc.	45,353	3,041,357
Hudson's Bay Co.	45,737	725,733
RONA, Inc.	53,042	530,958
		4,438,488
Software & Services 0.9%
Constellation Software, Inc.	6,392	2,751,155
DH Corp.	40,849	988,977
Open Text Corp.	49,352	2,404,504
		6,144,636
Technology Hardware & Equipment 0.2%
Avigilon Corp. *	15,369	155,577
Celestica, Inc. *	55,677	629,667
Sierra Wireless, Inc. *	12,780	222,461
		1,007,705
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	23,106	525,574
Transportation 0.1%
TransForce, Inc.	32,242	616,197
Westshore Terminals Investment Corp.	22,477	315,301
		931,498

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.7%
Algonquin Power & Utilities Corp.	74,248	576,521
Atco Ltd., Class I (b)	32,199	872,406
Capital Power Corp.	43,714	553,134
Emera, Inc.	14,954	478,496
Innergex Renewable Energy, Inc.	31,570	263,627
Just Energy Group, Inc.	48,854	342,288
Northland Power, Inc.	37,203	509,022
Superior Plus Corp.	55,802	433,711
TransAlta Corp. (b)	101,586	409,655
		4,438,860
		95,227,121
Denmark 1.3%
Banks 0.2%
Spar Nord Bank A/S	35,001	319,605
Sydbank A/S	28,539	936,136
		1,255,741
Capital Goods 0.3%
FLSmidth & Co. A/S (b)	19,989	726,425
NKT Holding A/S	11,068	546,694
Rockwool International A/S, B Shares	3,066	431,452
Solar A/S, B Shares	2,330	138,541
		1,843,112
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *(b)	13,943	148,044
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	16,663	687,411
Schouw & Co.	4,600	267,328
		954,739
Health Care Equipment & Services 0.2%
Ambu A/S, Class B (b)	9,362	273,030
GN Store Nord A/S	60,835	1,115,314
		1,388,344
Insurance 0.1%
Topdanmark A/S *	34,106	947,818
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ALK-Abello A/S	2,544	296,409
Bavarian Nordic A/S *	7,755	352,969
		649,378
Retailing 0.1%
Matas A/S	16,675	291,546
Software & Services 0.1%
SimCorp A/S	13,014	701,034
Transportation 0.1%
Dfds A/S	13,042	503,135
		8,682,891
Finland 1.5%
Capital Goods 0.5%
Cargotec Oyj, B Shares	17,428	640,549
Cramo Oyj	9,984	201,929
Konecranes Oyj (b)	26,044	722,317
Outotec Oyj (b)	79,136	339,667
Ramirent Oyj	33,634	233,738
Security	Number of Shares	Value ($)
Uponor Oyj	22,906	344,739
Valmet Oyj	55,575	531,195
YIT Oyj	52,381	288,782
		3,302,916
Commercial & Professional Services 0.1%
Caverion Corp.	51,859	482,532
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	48,957	1,425,533
Food, Beverage & Tobacco 0.1%
Raisio Oyj, V Shares	49,822	227,316
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares *	42,091	196,933
Materials 0.4%
Huhtamaki Oyj	41,380	1,499,030
Kemira Oyj	29,737	357,095
Metsa Board Oyj	86,828	624,500
Outokumpu Oyj *(b)	82,716	256,665
		2,737,290
Media 0.0%
Sanoma Oyj	22,956	108,860
Real Estate 0.1%
Citycon Oyj *	155,274	396,206
Sponda Oyj	98,932	401,230
		797,436
Software & Services 0.1%
Tieto Oyj	30,169	769,173
Transportation 0.0%
Finnair Oyj *	29,708	139,624
		10,187,613
France 3.6%
Automobiles & Components 0.1%
Plastic Omnium S.A.	28,637	837,030
Capital Goods 0.3%
Faiveley Transport S.A.	2,441	244,839
LISI	7,199	192,361
Mersen	8,088	145,473
Nexans S.A. *	15,248	582,971
Saft Groupe S.A.	13,300	406,374
Tarkett S.A.	8,049	234,626
		1,806,644
Commercial & Professional Services 0.4%
Elior Participations S.C.A. (d)	24,672	476,849
Elis S.A.	25,240	396,126
Teleperformance	24,040	1,997,674
		2,870,649
Consumer Durables & Apparel 0.1%
Trigano S.A.	8,018	465,752
Diversified Financials 0.2%
Euronext N.V. (d)	27,656	1,375,301
Energy 0.1%
Bourbon S.A. (b)	11,206	162,024
CGG S.A. *(b)	67,813	227,897
Gaztransport Et Technigaz S.A.	5,725	276,051
MPI (b)	52,750	125,352
		791,324

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Rallye S.A.	11,202	210,592
Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	7,653	201,502
Vilmorin & Cie S.A.	3,036	225,576
		427,078
Health Care Equipment & Services 0.4%
Guerbet	1,850	119,167
Korian S.A.	18,073	620,544
Orpea	17,898	1,408,839
Sartorius Stedim Biotech	1,546	557,441
		2,705,991
Insurance 0.0%
Coface S.A.	30,603	299,328
Materials 0.1%
Eramet *(b)	3,510	118,330
Vicat	8,798	538,751
		657,081
Media 0.4%
Havas S.A.	74,890	631,179
IPSOS	16,941	354,356
Metropole Television S.A.	29,950	556,085
Technicolor S.A. - Reg'd	133,839	1,003,331
		2,544,951
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Boiron S.A.	1,679	138,049
DBV Technologies S.A. *(b)	8,231	573,315
Eurofins Scientific SE	3,501	1,317,079
Genfit *(b)	7,815	313,686
Virbac S.A.	1,928	391,776
		2,733,905
Real Estate 0.1%
Mercialys S.A.	18,569	399,489
Nexity S.A.	11,980	511,105
		910,594
Retailing 0.0%
Groupe Fnac S.A. *	4,644	259,315
Software & Services 0.5%
Alten S.A.	10,558	577,724
Altran Technologies S.A.	51,350	671,951
GameLoft SE *	25,833	157,699
Sopra Steria Group	5,105	582,298
UBISOFT Entertainment *	40,918	1,145,212
		3,134,884
Technology Hardware & Equipment 0.1%
Neopost S.A.	14,945	389,869
Parrot S.A. *	3,971	94,238
		484,107
Transportation 0.1%
Air France-KLM *	54,891	365,811
Utilities 0.2%
Rubis S.C.A.	15,131	1,202,541
		24,082,878
Security	Number of Shares	Value ($)
Germany 4.7%
Automobiles & Components 0.1%
ElringKlinger AG	13,572	341,366
Leoni AG	14,875	572,481
		913,847
Banks 0.1%
Aareal Bank AG	26,044	877,316
Capital Goods 1.5%
BayWa AG (b)	8,268	260,483
Deutz AG	44,551	169,013
DMG Mori AG	16,137	660,335
Duerr AG	6,007	518,900
Heidelberger Druckmaschinen AG *	61,932	153,712
Indus Holding AG	6,349	301,613
KION Group AG *	24,270	1,200,895
Kloeckner & Co. SE (b)	46,661	399,472
Krones AG	6,513	792,427
KUKA AG (b)	10,304	908,695
Nordex SE *	25,577	859,018
Norma Group SE	15,399	841,319
Pfeiffer Vacuum Technology AG	4,411	485,435
Rational AG	1,719	720,127
Rheinmetall AG	15,201	964,396
SGL Carbon SE *(b)	26,263	405,802
Vossloh AG *	3,043	194,439
Wacker Neuson SE	7,404	106,231
		9,942,312
Commercial & Professional Services 0.1%
Bertrandt AG	1,433	167,692
Bilfinger SE (b)	13,029	616,267
		783,959
Consumer Durables & Apparel 0.0%
Gerry Weber International AG	11,120	165,243
Puma SE	624	133,027
		298,270
Diversified Financials 0.1%
Deutsche Beteiligungs AG	5,331	165,588
Grenkeleasing AG	2,535	489,953
		655,541
Food, Beverage & Tobacco 0.0%
KWS Saat SE	750	230,505
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	5,501	156,431
CompuGroup Medical AG	6,910	241,673
Rhoen-Klinikum AG	20,414	589,889
		987,993
Materials 0.3%
Aurubis AG	18,758	1,168,271
BRAAS Monier Building Group S.A.	5,276	131,923
Salzgitter AG	16,304	400,869
		1,701,063
Media 0.2%
CTS Eventim AG & Co., KGaA	13,608	481,321
Stroeer SE	9,664	574,021
		1,055,342

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	11,692	912,555
MorphoSys AG *	10,612	627,976
STADA Arzneimittel AG	27,920	1,065,686
		2,606,217
Real Estate 0.7%
alstria Office REIT-AG *	37,478	495,374
Deutsche Euroshop AG	20,626	874,743
DIC Asset AG	13,983	131,141
LEG Immobilien AG *	23,239	1,840,791
Patrizia Immobilien AG *	16,311	405,606
TAG Immobilien AG	48,414	572,683
		4,320,338
Retailing 0.0%
Takkt AG	10,569	200,757
Semiconductors & Semiconductor Equipment 0.2%
AIXTRON SE *(b)	36,978	295,095
Dialog Semiconductor plc *	28,331	1,057,436
SMA Solar Technology AG *(b)	3,168	158,009
		1,510,540
Software & Services 0.2%
Bechtle AG	5,288	500,577
Nemetschek AG	7,414	328,363
Software AG	18,972	507,144
		1,336,084
Technology Hardware & Equipment 0.1%
Jenoptik AG	21,445	337,472
Wincor Nixdorf AG	11,262	569,800
		907,272
Telecommunication Services 0.4%
Drillisch AG	17,183	768,560
Freenet AG	45,501	1,531,061
		2,299,621
Transportation 0.1%
Hamburger Hafen und Logistik AG	7,653	111,865
Sixt SE	5,244	276,895
		388,760
		31,015,737
Greece 0.3%
Banks 0.0%
Eurobank Ergasias S.A. *(e)	3,024,936	44,727
Capital Goods 0.0%
Ellaktor S.A. *	63,114	113,985
Metka S.A.	9,700	81,957
		195,942
Diversified Financials 0.0%
Hellenic Exchanges - Athens Stock Exchange S.A. Holding	24,180	127,689
Energy 0.1%
Hellenic Petroleum S.A. *	28,250	126,804
Motor Oil Hellas Corinth Refineries S.A. *	22,505	250,046
		376,850
Security	Number of Shares	Value ($)
Materials 0.1%
Mytilineos Holdings S.A. *	25,651	112,971
Titan Cement Co. S.A.	18,548	333,021
		445,992
Real Estate 0.0%
Grivalia Properties REIC	12,800	103,148
Retailing 0.1%
FF Group *	11,964	233,762
JUMBO S.A.	37,400	381,175
		614,937
Utilities 0.0%
Public Power Corp. S.A.	43,915	240,717
The Athens Water Supply & Sewage Co. S.A.	15,118	89,414
		330,131
		2,239,416
Hong Kong 2.3%
Automobiles & Components 0.1%
Minth Group Ltd.	241,052	483,848
Nexteer Automotive Group Ltd.	369,406	407,436
		891,284
Banks 0.0%
Chong Hing Bank Ltd.	79,236	168,449
Capital Goods 0.1%
China Ocean Shipbuilding Industry Group Ltd. *	4,450,146	143,517
FDG Electric Vehicles Ltd. *	4,036,216	260,336
Louis XIII Holdings Ltd. *	412,266	122,319
Summit Ascent Holdings Ltd. *	385,344	182,930
		709,102
Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd. *	385,652	150,242
Man Wah Holdings Ltd.	333,456	386,712
Pacific Textiles Holdings Ltd.	243,090	377,557
Stella International Holdings Ltd.	153,726	379,161
Winshine Entertainment & Media Holding Co., Ltd. *	815,411	51,542
		1,345,214
Consumer Services 0.1%
China LotSynergy Holdings Ltd.	3,131,592	151,491
Dynam Japan Holdings Co., Ltd.	120,900	147,851
NagaCorp Ltd.	559,570	363,809
REXLot Holdings Ltd. (e)	3,330,028	94,506
		757,657
Diversified Financials 0.3%
China Financial International Investments Ltd. *(e)	1,589,325	157,867
China LNG Group Ltd.	6,237,370	237,363
China Smarter Energy Group Holdings Ltd. *	1,693,330	198,779
Emperor Capital Group Ltd.	1,349,605	127,092
Freeman Financial Corp., Ltd. *	3,823,589	231,824
Mason Financial Holdings Ltd. *	3,488,202	177,741

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sun Hung Kai & Co., Ltd.	198,402	133,344
Value Partners Group Ltd.	389,961	460,290
		1,724,300
Energy 0.1%
Anton Oilfield Services Group *	813,584	96,556
NewOcean Energy Holdings Ltd.	467,430	198,382
Sino Oil & Gas Holdings Ltd. *	7,806,146	205,426
Yanchang Petroleum International Ltd. *	2,297,220	66,973
		567,337
Health Care Equipment & Services 0.1%
Newtree Group Holdings Ltd. *	318,894	160,847
Town Health International Medical Group Ltd. (b)	1,616,675	337,852
		498,699
Materials 0.2%
CST Mining Group Ltd. *	11,090,108	141,631
G-Resources Group Ltd.	10,167,121	211,161
KuangChi Science Ltd. *	739,111	348,963
L'sea Resources International Holdings Ltd. *	1,616,592	92,800
MMG Ltd. *	752,458	156,278
Superb Summit International Group Ltd. *(a)(e)	1,120,000	—
Yingde Gases Group Co., Ltd.	497,810	205,496
		1,156,329
Media 0.1%
Mei Ah Entertainment Group Ltd. *	1,357,406	157,594
TOM Group Ltd. *	781,548	195,590
		353,184
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Animal Healthcare Ltd. *(a)(e)	192,752	19,395
Lee's Pharmaceutical Holdings Ltd.	124,228	131,088
The United Laboratories International Holdings Ltd. *	245,956	136,431
		286,914
Real Estate 0.3%
Beijing Enterprises Medical & Health Group Ltd. *	2,262,289	213,039
Far East Consortium International Ltd.	530,798	180,084
Fortune Real Estate Investment Trust	566,062	569,571
K Wah International Holdings Ltd.	509,294	220,091
Lai Sun Development Co., Ltd.	5,798,198	89,008
Midland Holdings Ltd. *	401,656	167,876
Sunlight Real Estate Investment Trust	509,294	254,254
Yuexiu Real Estate Investment Trust	644,846	340,227
		2,034,150
Retailing 0.2%
China Harmony New Energy Auto Holding Ltd.	316,980	245,751
Chow Sang Sang Holdings International Ltd.	122,360	209,933
Giordano International Ltd.	509,294	251,626
Luk Fook Holdings International Ltd.	132,242	301,607
Security	Number of Shares	Value ($)
Sincere Watch Hong Kong Ltd. *	1,056,592	118,581
Springland International Holdings Ltd.	456,444	107,164
		1,234,662
Semiconductors & Semiconductor Equipment 0.0%
United Photovoltaics Group Ltd. *	1,402,360	137,487
Varitronix International Ltd.	231,693	154,224
		291,711
Software & Services 0.0%
HC International, Inc. *	267,939	160,723
Technology Hardware & Equipment 0.2%
China Aerospace International Holdings Ltd.	923,464	145,335
GCL New Energy Holdings Ltd. *	1,791,011	114,365
Ju Teng International Holdings Ltd.	468,526	254,451
Suncorp Technologies Ltd. *	5,054,972	95,857
TCL Communication Technology Holdings Ltd.	189,842	140,570
Technovator International Ltd. *	212,671	137,447
Truly International Holdings Ltd.	701,176	150,150
		1,038,175
Telecommunication Services 0.1%
APT Satellite Holdings Ltd.	147,557	125,059
CITIC Telecom International Holdings Ltd.	582,188	224,555
HKBN Ltd. *	291,581	375,763
SmarTone Telecommunications Holdings Ltd.	178,286	265,867
		991,244
Transportation 0.1%
Pacific Basin Shipping Ltd.	720,098	186,714
SITC International Holdings Co., Ltd.	492,802	249,200
		435,914
Utilities 0.1%
Canvest Environmental Protection Group Co., Ltd. *	363,356	145,775
CGN Meiya Power Holdings Co., Ltd. *(d)	463,386	96,240
Kong Sun Holdings Ltd. *	1,790,912	173,270
		415,285
		15,060,333
Ireland 0.7%
Capital Goods 0.3%
Kingspan Group plc	72,679	1,904,031
Consumer Services 0.2%
Paddy Power plc	13,266	1,682,007
Food, Beverage & Tobacco 0.1%
C&C Group plc	139,056	538,991
Real Estate 0.1%
Green REIT plc	249,014	400,280
		4,525,309
Israel 0.4%
Capital Goods 0.0%
Electra Ltd.	791	96,757

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.0%
Naphtha Israel Petroleum Corp., Ltd. *	28,109	149,651
Food & Staples Retailing 0.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,457	253,155
Insurance 0.0%
Menorah Mivtachim Holdings Ltd.	25,833	217,651
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Compugen Ltd. *	23,302	173,682
Real Estate 0.1%
Africa Israel Properties Ltd. *	7,795	109,291
Airport City Ltd. *	11,560	113,237
Alony Hetz Properties & Investments Ltd.	40,715	306,207
Jerusalem Oil Exploration *	4,680	179,009
Reit 1 Ltd.	67,918	182,552
		890,296
Semiconductors & Semiconductor Equipment 0.1%
EZchip Semiconductor Ltd. *	13,148	326,959
Nova Measuring Instruments Ltd. *	24,966	263,061
		590,020
Technology Hardware & Equipment 0.0%
Ituran Location and Control Ltd.	11,059	221,649
Telecommunication Services 0.1%
Cellcom Israel Ltd. *	22,794	162,591
Partner Communications Co., Ltd. *	39,051	177,124
		339,715
		2,932,576
Italy 3.9%
Automobiles & Components 0.1%
Brembo S.p.A.	10,135	465,627
Piaggio & C S.p.A.	97,754	238,698
		704,325
Banks 0.9%
Banca Carige S.p.A. *	270,347	437,428
Banca Popolare dell'Emilia Romagna SC	189,442	1,455,576
Banca Popolare di Milano Scarl	1,801,614	1,744,845
Banca Popolare di Sondrio Scarl	192,947	878,296
Credito Emiliano S.p.A.	32,489	231,100
Credito Valtellinese Scarl *	474,604	566,917
FinecoBank Banca Fineco S.p.A.	72,336	564,579
		5,878,741
Capital Goods 0.3%
Astaldi S.p.A. (b)	22,209	133,348
C.I.R. - Compagnie Industriali Riunite S.p.A *	96,121	105,579
Danieli & C Officine Meccaniche S.p.A. - RSP	16,984	238,929
Industria Macchine Automatiche S.p.A.	5,306	268,989
Interpump Group S.p.A.	38,802	602,007
Salini Impregilo S.p.A	92,714	402,059
		1,750,911
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.4%
Brunello Cucinelli S.p.A.	7,653	133,284
De'Longhi S.p.A.	22,803	626,409
Moncler S.p.A.	54,115	824,154
OVS S.p.A. *(d)	41,221	280,369
Safilo Group S.p.A. *	9,217	107,080
Tod's S.p.A. (b)	7,020	559,029
		2,530,325
Consumer Services 0.1%
Autogrill S.p.A. *	47,793	424,003
Diversified Financials 0.5%
Anima Holding S.p.A. (d)	84,024	772,055
Azimut Holding S.p.A.	45,636	1,164,957
Banca Generali S.p.A.	23,771	723,799
Banca IFIS S.p.A.	7,109	188,455
Cerved Information Solutions S.p.A. *	40,644	306,922
		3,156,188
Energy 0.1%
ERG S.p.A.	32,305	403,627
Saras S.p.A. *	114,277	228,715
		632,342
Food & Staples Retailing 0.0%
MARR S.p.A.	11,668	239,069
Health Care Equipment & Services 0.1%
Amplifon S.p.A.	27,426	209,858
DiaSorin S.p.A.	9,828	504,876
		714,734
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	60,556	471,997
Unipol Gruppo Finanziario S.p.A.	230,222	1,147,177
		1,619,174
Materials 0.3%
Buzzi Unicem S.p.A.	32,088	576,465
Buzzi Unicem S.p.A. - RSP	16,666	186,931
Cementir Holding S.p.A.	18,784	116,652
Italcementi S.p.A.	75,772	821,073
Italmobiliare S.p.A.	2,575	110,823
Italmobiliare S.p.A. - RSP	8,018	256,163
		2,068,107
Media 0.0%
RAI Way S.p.A. (d)	31,236	168,578
RCS MediaGroup S.p.A. *(b)	182,425	110,688
		279,266
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Recordati S.p.A.	44,110	1,096,187
Real Estate 0.1%
Beni Stabili S.p.A.	447,634	337,321
Immobiliare Grande Distribuzione	131,220	136,925
		474,246
Retailing 0.1%
Yoox Net-A-Porter Group S.p.A. *	22,384	766,910
Technology Hardware & Equipment 0.1%
Ei Towers S.p.A.	7,169	437,635

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
Ansaldo STS S.p.A.	51,224	528,830
ASTM S.p.A.	9,829	127,685
Societa Iniziative Autostradali e Servizi S.p.A.	23,954	258,050
		914,565
Utilities 0.3%
A2A S.p.A.	608,764	855,119
ACEA S.p.A.	21,992	326,105
Hera S.p.A.	325,903	826,086
Iren S.p.A.	256,171	400,421
		2,407,731
		26,094,459
Japan 18.7%
Automobiles & Components 0.8%
Akebono Brake Industry Co., Ltd. (b)	52,838	134,581
Daido Metal Co., Ltd.	16,492	140,599
Daikyonishikawa Corp.	5,276	356,926
Eagle Industry Co., Ltd.	9,882	198,634
FCC Co., Ltd.	13,142	275,249
HI-LEX Corp.	10,362	308,053
Keihin Corp.	24,054	393,355
Mitsuba Corp.	15,084	261,719
Musashi Seimitsu Industry Co., Ltd.	14,886	318,537
Nippon Seiki Co., Ltd.	18,122	364,116
Nissin Kogyo Co., Ltd.	25,986	403,660
Pacific Industrial Co., Ltd.	23,784	257,171
Piolax, Inc.	4,216	231,182
Press Kogyo Co., Ltd.	46,228	212,991
Sanden Holdings Corp.	44,598	143,258
Showa Corp.	26,374	254,584
Taiho Kogyo Co., Ltd.	10,564	120,567
Topre Corp.	16,492	364,542
TPR Co., Ltd.	14,482	394,120
Unipres Corp.	17,313	412,040
Yorozu Corp.	6,930	136,430
		5,682,314
Banks 1.3%
Ashikaga Holdings Co., Ltd.	91,284	353,940
Bank of the Ryukyus Ltd.	24,154	330,726
FIDEA Holdings Co., Ltd.	113,963	262,536
Jimoto Holdings, Inc.	85,924	142,881
Kansai Urban Banking Corp.	21,104	235,040
The Aichi Bank Ltd.	4,822	265,977
The Akita Bank Ltd.	84,342	298,974
The Aomori Bank Ltd.	95,896	310,371
The Bank of Iwate Ltd.	7,090	307,686
The Bank of Nagoya Ltd.	76,240	279,530
The Bank of Okinawa Ltd.	7,872	301,394
The Chiba Kogyo Bank Ltd.	35,006	214,102
The Eighteenth Bank Ltd.	67,168	203,226
The Fukui Bank Ltd.	180,660	369,292
The Higashi-Nippon Bank Ltd.	64,020	206,164
The Kiyo Bank Ltd.	39,244	590,825
The Minato Bank Ltd.	76,542	127,901
The Miyazaki Bank Ltd.	74,412	245,666
The Nanto Bank Ltd.	104,592	336,819
The Ogaki Kyoritsu Bank Ltd.	130,612	537,154
The Oita Bank Ltd.	79,314	324,256
Security	Number of Shares	Value ($)
The Tochigi Bank Ltd.	48,432	292,682
The Toho Bank Ltd.	145,730	526,037
The Towa Bank Ltd.	275,528	259,257
The Yamagata Bank Ltd.	69,420	270,855
The Yamanashi Chuo Bank Ltd.	66,082	343,596
Tokyo TY Financial Group, Inc.	12,816	421,032
TOMONY Holdings, Inc.	86,982	328,088
Tsukuba Bank Ltd.	52,234	173,294
		8,859,301
Capital Goods 4.0%
Aica Kogyo Co., Ltd.	29,056	581,921
Aichi Corp.	10,511	74,945
Aida Engineering Ltd.	26,374	281,967
Asahi Diamond Industrial Co., Ltd.	25,224	296,067
Bunka Shutter Co., Ltd.	21,985	190,996
Central Glass Co., Ltd.	106,034	500,582
Chiyoda Integre Co., Ltd.	7,504	181,391
Chudenko Corp.	16,394	352,402
CKD Corp.	17,944	192,569
Daifuku Co., Ltd.	41,996	681,651
Daihen Corp.	56,188	252,500
Daiho Corp.	40,632	206,654
Denyo Co., Ltd.	16,269	272,646
Fudo Tetra Corp.	71,430	86,332
Fuji Machine Manufacturing Co., Ltd.	41,080	407,534
Fujitec Co., Ltd.	33,666	361,019
Fukuda Corp.	14,792	155,143
Fukushima Industries Corp.	5,976	124,096
Furukawa Co., Ltd.	120,640	239,753
Futaba Corp.	20,654	286,824
Giken Ltd.	7,196	90,183
Hanwa Co., Ltd.	116,988	520,031
Hazama Ando Corp.	81,022	454,139
Hibiya Engineering Ltd.	10,362	142,805
Hitachi Koki Co., Ltd.	22,812	171,534
Hitachi Zosen Corp.	63,580	350,701
Hosokawa Micron Corp.	19,008	98,216
Inaba Denki Sangyo Co., Ltd.	9,212	294,787
Inabata & Co., Ltd.	22,812	243,886
Iseki & Co., Ltd.	99,156	164,080
Iwatani Corp.	76,042	420,674
Jamco Corp.	3,480	123,076
Juki Corp.	11,793	112,688
Kanamoto Co., Ltd.	12,852	296,697
Kanematsu Corp.	125,620	209,910
Kato Works Co., Ltd.	19,764	95,229
Kitz Corp.	45,748	211,150
Komori Corp.	25,224	320,415
Kumagai Gumi Co., Ltd.	157,076	439,578
Kuroda Electric Co., Ltd.	18,744	357,304
Kyowa Exeo Corp.	52,936	533,310
Kyudenko Corp.	13,142	238,897
Maeda Corp.	52,838	318,451
Makino Milling Machine Co., Ltd.	36,346	296,594
Meidensha Corp.	72,692	288,928
Mirait Holdings Corp.	33,078	268,048
Miura Co., Ltd.	34,224	459,448
Morita Holdings Corp.	16,492	171,100
Nachi-Fujikoshi Corp.	69,420	325,477
Namura Shipbuilding Co., Ltd.	23,304	214,174
Nichias Corp.	31,366	205,070
Nippon Densetsu Kogyo Co., Ltd.	13,712	259,603

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nippon Sheet Glass Co., Ltd. *	390,768	335,995
Nippon Steel & Sumikin Bussan Corp.	54,558	187,200
Nishimatsu Construction Co., Ltd.	116,594	458,696
Nishio Rent All Co., Ltd.	6,532	180,149
Nitta Corp.	8,240	233,939
Nitto Boseki Co., Ltd.	80,114	232,648
Nitto Kogyo Corp.	13,115	227,023
Noritz Corp.	20,784	306,668
Obara Group, Inc.	5,270	189,802
Oiles Corp.	21,184	357,248
Okabe Co., Ltd.	26,374	201,955
Okumura Corp.	100,672	549,580
Penta-Ocean Construction Co., Ltd.	125,158	496,449
Raito Kogyo Co., Ltd.	20,132	185,349
Ryobi Ltd.	34,704	128,648
Sanki Engineering Co., Ltd.	25,604	230,951
Sankyo Tateyama, Inc.	14,002	195,923
Shima Seiki Manufacturing Ltd.	18,396	270,389
Shinmaywa Industries Ltd.	37,976	366,884
SHO-BOND Holdings Co., Ltd.	8,352	329,595
Sintokogio Ltd.	33,579	291,447
Sodick Co., Ltd.	20,322	166,328
Star Micronics Co., Ltd.	20,468	276,936
Sumitomo Mitsui Construction Co., Ltd.	311,372	305,613
SWCC Showa Holdings Co., Ltd. *	131,008	82,890
Taikisha Ltd.	17,558	416,589
Takara Standard Co., Ltd.	36,346	276,251
Takasago Thermal Engineering Co., Ltd.	33,616	474,191
Takeuchi Manufacturing Co., Ltd.	13,158	281,347
Takuma Co., Ltd.	37,680	316,038
Teikoku Sen-I Co., Ltd.	10,172	143,240
Tekken Corp. (b)	37,976	97,035
The Nippon Road Co., Ltd.	23,114	114,558
Toa Corp.	94,336	250,226
TOKAI Holdings Corp.	50,248	219,692
Tokyu Construction Co., Ltd.	38,356	258,548
Toshiba Machine Co., Ltd.	65,348	227,933
Toshiba Plant Systems & Services Corp.	16,492	158,927
Totetsu Kogyo Co., Ltd.	18,312	409,822
Toyo Engineering Corp. *	66,082	184,395
Trusco Nakayama Corp.	11,154	419,813
Tsubakimoto Chain Co.	57,830	449,393
Tsugami Corp.	41,326	187,724
Wakita & Co., Ltd.	16,492	141,402
YAMABIKO Corp.	18,329	176,481
Yamazen Corp.	39,372	357,695
Yokogawa Bridge Holdings Corp.	11,512	126,438
		26,899,218
Commercial & Professional Services 0.9%
Aeon Delight Co., Ltd.	8,240	254,994
Benefit One, Inc.	5,785	108,962
Daiseki Co., Ltd.	25,706	421,830
Duskin Co., Ltd.	24,938	456,765
Itoki Corp.	17,748	135,903
Kokuyo Co., Ltd.	40,808	469,385
Meitec Corp.	14,160	471,502
Mitsubishi Pencil Co., Ltd.	10,121	476,988
Nihon M&A Center, Inc.	12,182	543,486
Security	Number of Shares	Value ($)
Nippon Parking Development Co., Ltd.	85,924	104,547
Nissha Printing Co., Ltd.	16,076	336,308
Nomura Co., Ltd.	17,368	262,464
Okamura Corp.	41,832	410,583
Pasona Group, Inc.	6,171	45,301
Pilot Corp.	13,772	617,774
Relia, Inc.	16,492	152,639
Sato Holdings Corp.	8,240	183,809
TechnoPro Holdings, Inc.	9,353	266,297
		5,719,537
Consumer Durables & Apparel 1.0%
Alpine Electronics, Inc.	22,234	311,831
Chofu Seisakusho Co., Ltd.	8,240	183,542
Descente Ltd.	22,348	271,555
Foster Electric Co., Ltd.	11,332	268,041
Fujibo Holdings, Inc.	66,082	122,751
Fujitsu General Ltd.	21,472	284,250
Goldwin, Inc.	3,744	174,931
Gunze Ltd.	117,520	353,666
JVC Kenwood Corp.	65,570	186,689
Kurabo Industries Ltd.	92,670	167,630
Mars Engineering Corp.	7,808	133,765
Mizuno Corp.	64,440	312,582
Pioneer Corp. *	136,902	425,320
Sangetsu Co., Ltd.	31,336	600,386
Seiko Holdings Corp.	61,180	405,948
Seiren Co., Ltd.	25,224	300,773
Starts Corp., Inc.	11,020	202,379
Tamron Co., Ltd.	11,156	215,826
The Japan Wool Textile Co., Ltd.	26,374	199,816
Token Corp.	3,265	256,104
Tomy Co., Ltd.	29,244	155,614
TSI Holdings Co., Ltd.	51,053	360,701
Tsutsumi Jewelry Co., Ltd.	6,532	135,165
Yondoshi Holdings, Inc.	7,570	171,565
Zojirushi Corp. (b)	16,912	275,739
		6,476,569
Consumer Services 0.9%
Accordia Golf Co., Ltd.	40,838	366,707
Atom Corp.	32,360	182,694
CHIMNEY Co., Ltd.	5,276	141,658
Colowide Co., Ltd.	26,528	389,915
Create Restaurants Holdings, Inc.	5,775	157,632
Doutor Nichires Holdings Co., Ltd.	17,817	277,054
Fuji Kyuko Co., Ltd.	35,752	340,758
Fujita Kanko, Inc. (b)	34,104	163,493
Kisoji Co., Ltd.	16,492	278,925
Kyoritsu Maintenance Co., Ltd.	5,284	424,760
Matsuya Foods Co., Ltd.	8,142	183,340
MOS Food Services, Inc.	20,726	527,901
Ohsho Food Service Corp.	4,890	165,803
Plenus Co., Ltd.	9,882	161,601
Royal Holdings Co., Ltd.	11,512	220,752
Saizeriya Co., Ltd.	10,552	250,105
St Marc Holdings Co., Ltd.	6,428	183,799
Tokyo Dome Corp.	89,274	420,735
Tokyotokeiba Co., Ltd.	60,219	139,703
Yoshinoya Holdings Co., Ltd.	25,604	317,350
Zensho Holdings Co., Ltd.	47,568	579,938
		5,874,623

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 0.5%
Financial Products Group Co., Ltd. (b)	27,060	184,600
Fuyo General Lease Co., Ltd.	12,330	594,096
GCA Savvian Corp.	5,976	61,903
IBJ Leasing Co., Ltd.	21,820	481,074
Ichiyoshi Securities Co., Ltd.	16,972	160,111
J Trust Co., Ltd.	40,656	317,584
Jaccs Co., Ltd.	51,208	196,474
Japan Securities Finance Co., Ltd.	52,838	276,877
kabu.com Securities Co., Ltd.	89,180	288,634
Kyokuto Securities Co., Ltd.	12,104	161,806
Marusan Securities Co., Ltd.	24,934	249,785
Mito Securities Co., Ltd.	31,366	107,623
Monex Group, Inc.	86,594	233,202
Ricoh Leasing Co., Ltd.	5,080	153,496
		3,467,265
Energy 0.2%
Itochu Enex Co., Ltd.	26,374	214,150
Modec, Inc.	9,984	147,557
Nippon Gas Co., Ltd.	14,962	385,337
San-Ai Oil Co., Ltd.	24,744	197,904
Shinko Plantech Co., Ltd.	22,358	183,536
		1,128,484
Food & Staples Retailing 0.7%
Ain Holdings, Inc.	9,580	449,937
Arcs Co., Ltd.	25,224	533,207
Axial Retailing, Inc.	8,768	321,474
Cocokara fine, Inc.	8,710	340,897
Create SD Holdings Co., Ltd.	2,744	178,511
Heiwado Co., Ltd.	13,142	316,717
Kato Sangyo Co., Ltd.	8,240	191,228
Kobe Bussan Co., Ltd.	2,290	85,448
Kusuri No Aoki Co., Ltd.	7,002	370,320
Life Corp.	7,498	189,153
San-A Co., Ltd.	6,532	285,060
Toho Co., Ltd.	3,560	69,681
United Super Markets Holdings, Inc.	32,707	275,123
Valor Holdings Co., Ltd.	17,824	417,696
Yaoko Co., Ltd.	8,836	397,792
Yokohama Reito Co., Ltd.	31,734	252,008
		4,674,252
Food, Beverage & Tobacco 0.9%
Ariake Japan Co., Ltd.	8,240	389,007
Fuji Oil Holdings, Inc.	20,280	303,016
Fujicco Co., Ltd.	9,477	169,661
Hokuto Corp.	16,534	313,030
Itoham Foods, Inc.	54,785	279,080
Kameda Seika Co., Ltd.	6,532	240,022
Key Coffee, Inc.	17,536	276,525
Marudai Food Co., Ltd.	49,578	185,797
Maruha Nichiro Corp.	21,208	337,009
Megmilk Snow Brand Co., Ltd.	23,318	547,390
Morinaga & Co., Ltd.	82,664	428,474
Morinaga Milk Industry Co., Ltd.	98,156	456,225
Nippon Flour Mills Co., Ltd.	39,606	269,544
Nippon Suisan Kaisha Ltd.	111,896	383,939
Prima Meat Packers Ltd.	57,512	153,484
Rock Field Co., Ltd.	10,060	249,297
Sakata Seed Corp.	16,492	331,900
Security	Number of Shares	Value ($)
Showa Sangyo Co., Ltd.	49,578	194,242
The Nisshin Oillio Group Ltd.	49,578	191,829
		5,699,471
Health Care Equipment & Services 0.6%
A/S One Corp.	7,090	268,291
BML, Inc.	4,890	156,283
Eiken Chemical Co., Ltd.	6,230	115,473
Hogy Medical Co., Ltd.	6,532	335,926
Jeol Ltd.	37,947	254,560
Mani, Inc.	9,694	184,790
Nagaileben Co., Ltd.	16,270	285,332
Nichii Gakkan Co.	22,812	154,880
Nikkiso Co., Ltd.	35,366	280,564
Paramount Bed Holdings Co., Ltd.	9,882	328,652
Ship Healthcare Holdings, Inc.	16,492	387,016
Toho Holdings Co., Ltd.	26,292	651,542
Tokai Corp.	6,052	189,248
Tsukui Corp.	11,876	129,087
Vital KSK Holdings, Inc.	22,812	184,857
		3,906,501
Household & Personal Products 0.3%
Aderans Co., Ltd.	18,038	132,417
Artnature, Inc.	9,882	93,466
Dr Ci:Labo Co., Ltd.	9,720	193,249
Earth Chemical Co., Ltd.	9,390	393,789
euglena Co., Ltd. *(b)	19,049	262,063
Fancl Corp.	18,564	267,889
Mandom Corp.	8,022	321,778
Milbon Co., Ltd.	5,382	206,496
Noevir Holdings Co., Ltd.	6,532	180,149
		2,051,296
Materials 2.0%
ADEKA Corp.	52,494	774,976
Aichi Steel Corp.	74,208	329,265
Asahi Holdings, Inc.	22,298	351,436
Chuetsu Pulp & Paper Co., Ltd.	33,800	59,221
Chugoku Marine Paints Ltd.	34,840	245,022
Dai Nippon Toryo Co., Ltd.	129,930	246,622
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	66,082	313,579
Daio Paper Corp. (b)	29,834	281,932
Fuji Seal International, Inc.	8,050	252,379
Fujimi, Inc.	11,564	148,959
Fujimori Kogyo Co., Ltd.	5,270	141,924
Godo Steel Ltd.	98,844	191,627
Hokuetsu Kishu Paper Co., Ltd.	64,146	421,986
Ihara Chemical Industry Co., Ltd.	18,244	247,140
Ishihara Sangyo Kaisha Ltd. *	220,128	196,415
Kumiai Chemical Industry Co., Ltd.	30,430	263,374
Kureha Corp.	61,180	240,194
Kyoei Steel Ltd.	13,066	229,143
Nakayama Steel Works Ltd. *	121,504	79,833
Nihon Nohyaku Co., Ltd. (b)	25,564	168,795
Nihon Parkerizing Co., Ltd.	47,556	476,023
Nippon Light Metal Holdings Co., Ltd.	263,928	470,994
Nippon Soda Co., Ltd.	54,558	329,702
Nippon Yakin Kogyo Co., Ltd. *	60,320	79,265
NOF Corp.	65,594	504,938
Okamoto Industries, Inc.	28,524	255,207
OSAKA Titanium Technologies Co., Ltd.	8,314	202,320

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pacific Metals Co., Ltd. *	52,838	138,438
Riken Technos Corp.	25,456	90,029
Sakata INX Corp.	25,148	258,252
Sanyo Chemical Industries Ltd.	33,324	263,554
Sanyo Special Steel Co., Ltd.	49,578	231,643
Shin-Etsu Polymer Co., Ltd.	23,784	129,454
Sumitomo Bakelite Co., Ltd.	78,296	327,715
Sumitomo Seika Chemicals Co., Ltd.	14,862	91,501
Taiyo Holdings Co., Ltd.	9,187	348,388
Takasago International Corp.	7,188	173,228
Toagosei Co., Ltd.	47,827	410,068
Toho Titanium Co., Ltd. *	14,048	141,300
Toho Zinc Co., Ltd.	49,578	125,071
Tokai Carbon Co., Ltd.	97,103	294,586
Tokuyama Corp. *	128,192	273,479
Tokyo Ohka Kogyo Co., Ltd.	20,368	610,478
Tokyo Rope Manufacturing Co., Ltd. *	61,180	93,299
Tokyo Steel Manufacturing Co., Ltd.	48,206	296,791
Topy Industries Ltd.	123,126	293,633
Toyo Ink SC Holdings Co., Ltd.	82,664	343,316
UACJ Corp.	120,640	289,661
Yodogawa Steel Works Ltd.	13,122	267,060
		12,993,215
Media 0.2%
Asatsu-DK, Inc.	12,036	290,356
Avex Group Holdings, Inc.	13,812	164,807
Kadokawa Dwango *	20,624	321,204
Next Co., Ltd.	21,697	240,589
Toei Co., Ltd.	26,374	268,276
Tv Tokyo Holdings Corp.	7,910	148,986
		1,434,218
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
ASKA Pharmaceutical Co., Ltd.	14,862	185,775
JCR Pharmaceuticals Co., Ltd.	5,560	126,733
Nichi-iko Pharmaceutical Co., Ltd.	18,856	474,918
Seikagaku Corp.	17,944	247,007
Towa Pharmaceutical Co., Ltd.	4,086	252,889
ZERIA Pharmaceutical Co., Ltd.	17,832	247,345
		1,534,667
Real Estate 0.5%
Daibiru Corp.	26,374	217,145
Heiwa Real Estate Co., Ltd.	23,206	284,616
Keihanshin Building Co., Ltd.	45,318	259,895
Kenedix, Inc.	119,490	469,120
Leopalace21 Corp. *	114,108	666,432
Relo Holdings, Inc.	3,930	424,942
Sun Frontier Fudousan Co., Ltd.	14,992	109,570
Takara Leben Co., Ltd.	45,772	252,845
TOC Co., Ltd.	38,256	318,697
Unizo Holdings Co., Ltd.	6,300	258,582
		3,261,844
Retailing 0.9%
Adastria Co., Ltd.	5,852	344,626
AOKI Holdings, Inc.	22,812	296,623
Arata Corp.	5,252	114,174
Arcland Sakamoto Co., Ltd.	8,720	198,548
ASKUL Corp.	9,187	397,199
Belluna Co., Ltd.	34,816	197,407
Chiyoda Co., Ltd.	13,142	439,204
DCM Holdings Co., Ltd.	46,826	320,580
Security	Number of Shares	Value ($)
Doshisha Co., Ltd.	9,716	206,016
EDION Corp. (b)	41,710	331,907
Fuji Co., Ltd.	13,142	298,168
Geo Holdings Corp.	15,710	249,005
Gulliver International Co., Ltd. (b)	26,546	247,631
Ikyu Corp.	5,775	113,832
Jin Co., Ltd. (b)	4,992	217,044
Matsuya Co., Ltd.	19,721	236,435
Nishimatsuya Chain Co., Ltd.	23,784	216,271
Pal Co., Ltd.	5,194	128,923
PALTAC Corp.	17,848	352,964
United Arrows Ltd.	12,294	541,502
Xebio Holdings Co., Ltd.	12,832	244,087
Yellow Hat Ltd.	12,798	275,311
		5,967,457
Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	47,948	185,522
Shindengen Electric Manufacturing Co., Ltd.	31,366	126,960
Tokyo Seimitsu Co., Ltd.	20,038	448,287
Ulvac, Inc.	21,420	541,234
		1,302,003
Software & Services 0.9%
Broadleaf Co., Ltd.	11,400	105,326
COOKPAD, Inc. (b)	19,559	421,864
Dip Corp.	9,454	215,031
DTS Corp.	7,708	182,196
F@N Communications, Inc.	13,522	90,929
Fuji Soft, Inc.	9,580	213,312
GMO internet, Inc.	26,246	403,228
GMO Payment Gateway, Inc.	6,274	301,791
Gurunavi, Inc.	13,142	270,025
Ines Corp.	18,513	173,146
Internet Initiative Japan, Inc.	12,372	233,230
IT Holdings Corp.	33,554	811,905
KLab, Inc. *	11,032	95,930
Koei Tecmo Holdings Co., Ltd.	19,792	310,013
Marvelous, Inc.	12,662	103,017
NEC Networks & System Integration Corp.	9,882	176,911
NET One Systems Co., Ltd.	45,262	267,651
Nihon Unisys Ltd. (b)	33,088	367,167
NSD Co., Ltd.	27,651	399,244
OBIC Business Consultants Co., Ltd.	2,744	156,476
SMS Co., Ltd.	11,512	224,114
TKC Corp.	7,184	178,609
Transcosmos, Inc.	10,290	254,996
		5,956,111
Technology Hardware & Equipment 1.1%
Ai Holdings Corp.	16,662	421,686
Amano Corp.	35,259	478,776
Anritsu Corp.	47,756	319,587
Canon Electronics, Inc.	15,114	263,343
Daiwabo Holdings Co., Ltd.	69,420	145,845
Denki Kogyo Co., Ltd.	32,996	149,617
Eizo Corp.	7,872	184,540
Enplas Corp.	4,120	161,084
Hitachi Kokusai Electric, Inc.	21,472	316,646
Hitachi Maxell Ltd.	16,492	271,701
Horiba Ltd.	15,342	570,596
Hosiden Corp.	26,944	152,117

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Japan Digital Laboratory Co., Ltd.	8,240	106,208
Koa Corp.	16,492	144,345
Mitsumi Electric Co., Ltd.	37,066	202,047
Nichicon Corp.	38,674	321,238
Nippon Chemi-Con Corp.	49,578	105,365
Nippon Signal Co., Ltd.	39,956	445,324
Nohmi Bosai Ltd.	9,882	124,968
Oki Electric Industry Co., Ltd.	335,879	435,923
Riso Kagaku Corp.	12,852	208,501
Ryosan Co., Ltd.	21,152	557,625
Siix Corp.	6,657	210,596
SMK Corp.	32,996	183,609
Tabuchi Electric Co., Ltd.	13,042	90,346
Tamura Corp.	32,996	105,454
Toyo Corp.	22,812	192,259
Wacom Co., Ltd. (b)	74,460	272,400
		7,141,746
Transportation 0.5%
Hamakyorex Co., Ltd.	10,136	195,600
Iino Kaiun Kaisha Ltd.	64,114	266,795
Japan Transcity Corp.	52,942	205,704
Kintetsu World Express, Inc.	13,022	248,229
Konoike Transport Co., Ltd.	13,030	164,038
Maruzen Showa Unyu Co., Ltd.	51,208	185,675
Mitsui-Soko Holdings Co., Ltd.	39,606	115,978
Nippon Holdings Co., Ltd.	26,374	500,182
Nissin Corp.	61,180	195,530
Sankyu, Inc.	117,176	583,599
Senko Co., Ltd.	32,996	211,444
The Shibusawa Warehouse Co., Ltd.	39,088	100,827
The Sumitomo Warehouse Co., Ltd.	52,838	280,734
Trancom Co., Ltd.	3,260	173,736
		3,428,071
Utilities 0.1%
Saibu Gas Co., Ltd.	120,640	271,068
Shizuoka Gas Co., Ltd.	25,604	173,213
The Okinawa Electric Power Co., Inc.	9,744	225,579
		669,860
		124,128,023
Netherlands 2.1%
Capital Goods 0.6%
Aalberts Industries N.V.	42,852	1,414,317
Arcadis N.V.	30,706	740,867
IMCD Group N.V.	16,438	600,690
Koninklijke BAM Groep N.V. *	84,946	442,299
TKH Group N.V.	18,300	681,876
		3,880,049
Commercial & Professional Services 0.1%
Brunel International N.V.	7,788	142,627
USG People N.V.	27,506	422,829
		565,456
Consumer Durables & Apparel 0.1%
TomTom N.V. *	47,312	590,629
Diversified Financials 0.1%
BinckBank N.V.	33,200	290,367
Security	Number of Shares	Value ($)
Energy 0.2%
Fugro N.V. CVA *	24,515	454,526
SBM Offshore N.V. *	74,968	1,053,060
		1,507,586
Food, Beverage & Tobacco 0.2%
Corbion N.V.	26,945	642,438
Refresco Gerber N.V. *(d)	14,876	256,330
Wessanen	16,074	157,050
		1,055,818
Insurance 0.1%
Delta Lloyd N.V.	88,931	640,001
Materials 0.1%
APERAM S.A. *	18,852	640,921
Koninklijke Ten Cate N.V.	9,922	257,786
		898,707
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galapagos N.V. *(b)	13,275	661,903
Real Estate 0.3%
Eurocommercial Properties N.V.	18,878	799,614
NSI N.V.	56,719	228,772
Vastned Retail N.V.	7,413	332,938
Wereldhave N.V.	16,028	895,998
		2,257,322
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	20,161	805,835
Transportation 0.1%
PostNL N.V. *	194,052	648,251
		13,801,924
New Zealand 0.7%
Energy 0.1%
Z Energy Ltd.	97,011	434,053
Health Care Equipment & Services 0.1%
Ebos Group Ltd.	27,729	264,944
Metlifecare Ltd.	53,878	152,663
Summerset Group Holdings Ltd.	52,261	131,551
		549,158
Insurance 0.0%
TOWER Ltd.	96,768	124,342
Materials 0.0%
Nuplex Industries Ltd.	100,684	282,633
Real Estate 0.1%
Argosy Property Ltd.	390,768	296,121
Goodman Property Trust	632,892	523,390
Precinct Properties New Zealand Ltd.	279,442	228,332
		1,047,843
Retailing 0.1%
Trade Me Group Ltd.	156,273	386,160
Telecommunication Services 0.1%
Chorus Ltd. *	174,615	356,119
Transportation 0.1%
Freightways Ltd.	83,811	336,886

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
Genesis Energy Ltd.	234,442	299,702
Infratil Ltd.	268,863	543,903
		843,605
		4,360,799
Norway 1.2%
Banks 0.1%
SpareBank 1 SMN	53,931	319,909
SpareBank 1 SR-Bank A.S.A.	47,793	213,037
		532,946
Capital Goods 0.1%
Kongsberg Gruppen A.S.A.	19,864	312,305
Veidekke A.S.A.	30,405	376,473
		688,778
Diversified Financials 0.0%
Aker A.S.A., A Shares	10,801	213,358
Energy 0.4%
Akastor A.S.A. *(b)	92,992	126,924
Aker Solutions A.S.A.	66,182	285,783
BW LPG Ltd. (d)	35,417	305,952
Det Norske Oljeselskap A.S.A. *	41,307	273,096
DNO A.S.A. *	265,471	263,575
Hoegh LNG Holdings Ltd. (b)	16,201	198,734
Petroleum Geo-Services A.S.A. (b)	89,935	422,742
Prosafe SE (b)	76,777	212,238
TGS Nopec Geophysical Co. A.S.A. (b)	43,758	842,198
		2,931,242
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	30,257	187,320
Bakkafrost P/F	13,045	355,349
Leroy Seafood Group A.S.A.	6,156	226,897
Salmar A.S.A.	21,687	364,698
		1,134,264
Insurance 0.1%
Storebrand A.S.A. *	191,777	707,291
Real Estate 0.1%
Entra A.S.A. (d)	23,155	194,025
Norwegian Property A.S.A. *	156,587	157,814
		351,839
Retailing 0.1%
XXL A.S.A. (d)	37,294	428,481
Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(b)	71,109	335,806
REC Silicon A.S.A. *(b)	824,842	190,962
		526,768
Software & Services 0.1%
Atea A.S.A. *	37,898	340,479
Opera Software A.S.A. (b)	36,845	229,804
		570,283
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	4,480	150,623
Stolt-Nielsen Ltd.	6,426	82,897
		233,520
		8,318,770
Security	Number of Shares	Value ($)
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	140,687	165,823
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	36,587	79,794
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	415,704	490,414
Materials 0.1%
Altri, SGPS, S.A.	47,022	258,442
Portucel S.A.	86,991	347,290
Semapa-Sociedade de Investimento e Gestao	16,657	233,802
		839,534
Media 0.1%
NOS, SGPS S.A.	99,775	769,993
Transportation 0.1%
CTT-Correios de Portugal S.A.	54,811	506,989
		2,852,547
Republic of Korea 5.2%
Automobiles & Components 0.2%
Halla Holdings Corp.	3,836	185,498
Kumho Tire Co., Inc. *	56,400	320,463
Nexen Tire Corp.	12,130	133,550
S&T Motiv Co., Ltd.	4,000	271,836
SL Corp.	6,000	91,965
Ssangyong Motor Co. *	23,000	151,738
Sungwoo Hitech Co., Ltd.	18,057	128,639
		1,283,689
Banks 0.0%
JB Financial Group Co., Ltd.	49,294	237,946
Capital Goods 0.3%
COSON Co., Ltd. *	5,895	134,643
Hanjin Heavy Industries & Construction Co., Ltd. *	27,262	94,401
Hyundai Corp.	2,962	78,011
Hyundai Elevator Co., Ltd. *	3,611	184,284
Hyundai Rotem Co., Ltd. *	8,000	115,021
iMarketKorea, Inc.	10,000	224,515
IS Dongseo Co., Ltd.	3,300	128,233
Korea Electric Terminal Co., Ltd.	2,500	199,042
Kumho Industrial Co., Ltd. *	11,075	161,145
LG International Corp.	8,287	260,478
LS Industrial Systems Co., Ltd.	6,471	254,526
S&T Dynamics Co., Ltd.	7,620	100,345
		1,934,644
Consumer Durables & Apparel 0.3%
Cuckoo Electronics Co., Ltd.	850	175,791
Fila Korea Ltd.	3,900	312,862
Handsome Co., Ltd.	6,000	192,479
Hansae Co., Ltd.	7,000	343,336
HLB, Inc. *	12,188	229,436
Hyundai Livart Furniture Co., Ltd.	4,000	141,445
LF Corp.	6,858	171,739
Youngone Corp.	12,400	477,561
Youngone Holdings Co., Ltd.	2,300	128,699
		2,173,348

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Grand Korea Leisure Co., Ltd.	9,500	195,652
Hana Tour Service, Inc.	4,000	397,220
		592,872
Diversified Financials 0.2%
Daishin Securities Co., Ltd.	17,563	166,826
Hankook Tire Worldwide Co., Ltd.	10,435	164,898
KIWOOM Securities Co., Ltd.	3,840	194,313
Meritz Financial Group, Inc.	12,000	139,891
Meritz Securities Co., Ltd.	126,000	489,072
SK Securities Co., Ltd. *	100,000	95,851
Yuanta Securities Korea Co., Ltd. *	29,845	96,773
		1,347,624
Energy 0.1%
Hankook Shell Oil Co., Ltd.	325	139,200
SK Gas Ltd.	2,200	152,929
		292,129
Food & Staples Retailing 0.2%
GS Retail Co., Ltd.	7,500	357,497
Hyundai C&F, Inc. *	3,500	98,830
Hyundai Greenfood Co., Ltd.	28,000	596,002
		1,052,329
Food, Beverage & Tobacco 0.4%
Binggrae Co., Ltd.	2,060	114,380
Crown Confectionery Co., Ltd.	259	110,708
Daesang Corp.	8,535	245,794
Dongwon F&B Co., Ltd.	377	118,662
Dongwon Industries Co., Ltd.	500	117,007
Lotte Food Co., Ltd.	260	206,330
Maeil Dairy Industry Co., Ltd.	3,000	110,876
Muhak Co., Ltd. *	4,735	179,701
Namyang Dairy Products Co., Ltd.	297	191,580
Ottogi Corp.	509	457,553
Samlip General Foods Co., Ltd.	791	192,619
Samyang Holdings Corp.	2,310	317,162
		2,362,372
Health Care Equipment & Services 0.2%
Chabiotech Co., Ltd. *	13,147	167,452
i-SENS, Inc. *	3,000	88,338
InBody Co., Ltd.	4,659	211,215
Lutronic Corp.	3,147	134,109
Medipost Co., Ltd. *	2,401	220,600
Osstem Implant Co., Ltd. *	3,810	221,747
		1,043,461
Household & Personal Products 0.2%
Coreana Cosmetics Co., Ltd. *	9,331	86,618
Cosmax BTI, Inc.	1,981	122,481
Cosmax, Inc.	2,316	365,984
Korea Kolmar Co., Ltd.	5,364	417,800
Korea Kolmar Holdings Co., Ltd.	2,654	154,237
Sansung Life & Science Co., Ltd. *	4,565	143,488
		1,290,608
Insurance 0.2%
Hanwha General Insurance Co., Ltd. *	32,016	221,172
KB Insurance Co., Ltd.	15,300	365,308
Korean Reinsurance Co.	32,174	361,178
Security	Number of Shares	Value ($)
Meritz Fire & Marine Insurance Co., Ltd.	21,092	273,201
Tongyang Life Insurance	15,897	177,083
		1,397,942
Materials 0.6%
AK Holdings, Inc.	2,276	120,674
Dongkuk Steel Mill Co., Ltd. *	39,763	224,902
Foosung Co., Ltd. *	28,999	110,807
Hanil Cement Co., Ltd.	1,791	174,762
Hansol Chemical Co., Ltd.	3,371	188,919
Hansol Paper Co., Ltd. *	5,915	108,284
Huchems Fine Chemical Corp.	10,000	150,252
KISCO Corp.	2,223	84,271
KISWIRE Ltd.	3,917	138,002
Kolon Corp.	1,517	107,679
Kolon Industries, Inc.	7,000	380,208
Korea PetroChemical Ind Co., Ltd.	1,160	172,290
Namhae Chemical Corp.	16,004	139,580
OCI Materials Co., Ltd.	2,229	211,342
Poongsan Corp.	7,750	175,003
Seah Besteel Corp.	5,000	124,131
SK Chemicals Co., Ltd.	7,250	450,132
Soulbrain Co., Ltd.	4,228	139,467
Ssangyong Cement Industrial Co., Ltd. *	20,662	289,933
Taekwang Industrial Co., Ltd.	223	217,984
Young Poong Corp.	220	213,911
		3,922,533
Media 0.3%
CJ CGV Co., Ltd.	4,960	496,835
CJ E&M Corp. *	6,923	504,556
CJ Hellovision Co., Ltd. (e)	12,500	118,771
KT Skylife Co., Ltd.	6,000	96,369
Loen Entertainment, Inc.	2,494	171,428
SM Entertainment Co. *	6,550	242,928
YG Entertainment, Inc.	3,256	130,741
		1,761,628
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Amicogen, Inc.	3,131	156,543
Binex Co., Ltd. *	9,655	158,409
Bukwang Pharmaceutical Co., Ltd.	6,711	147,775
Cell Biotech Co., Ltd.	2,693	132,784
Chong Kun Dang Pharmaceutical Corp.	2,380	172,224
Chongkundang Holdings Corp.	1,200	98,234
Dae Hwa Pharmaceutical Co., Ltd.	4,372	166,869
Daewoong Pharmaceutical Co., Ltd.	1,946	131,072
Dong-A Socio Holdings Co., Ltd.	1,200	168,905
Dong-A ST Co., Ltd.	1,504	188,317
Genexine Co., Ltd. *	1,733	132,139
Green Cross Corp.	2,070	345,879
Green Cross Holdings Corp.	11,000	399,896
Humedix Co., Ltd. *	2,230	136,143
Huons Co., Ltd.	2,736	232,479
Ilyang Pharmaceutical Co., Ltd. *	5,031	235,899
iNtRON Biotechnology, Inc. *	4,576	216,145
JW Holdings Corp.	12,607	108,864
JW Pharmaceutical Corp.	4,429	171,148
Kolon Life Science, Inc.	1,631	346,467
Komipharm International Co., Ltd. *	12,500	528,367

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kwang Dong Pharmaceutical Co., Ltd.	15,000	138,595
LG Life Sciences Ltd. *	5,200	290,972
Medy-Tox, Inc.	1,581	641,656
Naturalendo Tech Co., Ltd. *	5,386	110,227
Pharmicell Co., Ltd. *	18,684	71,635
Samsung Pharmaceutical Co., Ltd. *	9,273	88,482
Seegene, Inc. *	6,000	187,557
ViroMed Co., Ltd. *	5,000	781,486
		6,685,168
Real Estate 0.0%
Korea Real Estate Investment & Trust Co., Ltd.	63,994	161,912
Retailing 0.2%
CJ O Shopping Co., Ltd.	1,206	199,117
GS Home Shopping, Inc.	1,222	178,122
Hyundai Home Shopping Network Corp.	2,269	223,363
Interpark Holdings Corp.	17,914	174,801
Kolao Holdings	8,234	87,100
LOTTE Himart Co., Ltd.	4,500	225,379
NS Shopping Co., Ltd. *	751	125,161
Seobu T&D *	7,384	138,683
		1,351,726
Semiconductors & Semiconductor Equipment 0.2%
Dongbu HiTek Co., Ltd. *	8,653	90,412
Eo Technics Co., Ltd.	2,946	292,552
GemVax & Kael Co., Ltd. *	9,103	202,411
Hansol Technics Co., Ltd. *	6,471	166,797
Koh Young Technology, Inc.	4,112	125,343
LEENO Industrial, Inc.	3,922	145,460
Seoul Semiconductor Co., Ltd. *	14,380	211,717
Silicon Works Co., Ltd.	5,000	144,856
Wonik IPS Co., Ltd. *	20,482	151,574
		1,531,122
Software & Services 0.2%
Com2uSCorp *	4,000	383,403
Daou Technology, Inc.	9,600	190,251
DuzonBizon Co., Ltd.	7,821	149,592
Gamevil, Inc. *	1,824	123,800
GOLFZON Co., Ltd. *	1,200	94,504
Hancom, Inc.	8,000	151,980
Posco ICT Co., Ltd.	22,300	93,201
Webzen, Inc. *	6,000	126,678
WeMade Entertainment Co., Ltd. *	3,856	118,206
		1,431,615
Technology Hardware & Equipment 0.2%
Daeduck Electronics Co.	20,000	126,247
Humax Co., Ltd.	8,338	124,200
KH Vatec Co., Ltd.	6,981	119,058
KONA I Co., Ltd.	5,368	169,423
LG Innotek Co., Ltd.	6,500	559,043
Partron Co., Ltd.	25,000	210,915
SFA Engineering Corp.	4,581	196,207
Sindoh Co., Ltd.	1,859	86,525
		1,591,618
Transportation 0.1%
Asiana Airlines, Inc. *	28,700	110,284
Hanjin Kal Corp.	9,947	167,065
Security	Number of Shares	Value ($)
Hanjin Transportation Co., Ltd.	4,586	181,373
Pan Ocean Co., Ltd. *	72,531	224,849
		683,571
Utilities 0.0%
E1 Corp.	2,000	113,985
Samchully Co., Ltd.	1,500	132,118
		246,103
		34,375,960
Singapore 1.7%
Capital Goods 0.1%
Sarine Technologies Ltd.	115,318	105,582
United Engineers Ltd.	178,560	252,832
		358,414
Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(e)	884,000	—
Consumer Services 0.1%
Accordia Golf Trust	316,980	127,111
Genting Hong Kong Ltd.	783,822	254,742
GL Ltd.	449,074	269,327
OUE Ltd.	132,242	165,191
		816,371
Diversified Financials 0.0%
ARA Asset Management Ltd.	165,328	142,570
Energy 0.0%
Ezion Holdings Ltd.	539,654	222,151
Food, Beverage & Tobacco 0.1%
First Resources Ltd.	252,972	357,297
Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	529,148	304,205
Raffles Medical Group Ltd.	117,237	348,645
Religare Health Trust	264,574	187,781
		840,631
Materials 0.0%
Midas Holdings Ltd. (e)	529,148	114,546
Media 0.1%
Asian Pay Television Trust	575,466	304,285
Real Estate 0.9%
Ascendas India Trust	264,574	162,431
Ascott Residence Trust	314,902	264,849
Cache Logistics Trust	252,972	166,081
Cambridge Industrial Trust	509,294	211,460
CapitaLand Retail China Trust	198,880	205,380
CDL Hospitality Trusts	282,786	264,933
Far East Hospitality Trust	352,218	153,742
First Real Estate Investment Trust	198,880	166,563
Frasers Centrepoint Trust	264,574	347,395
Frasers Commercial Trust	239,718	218,629
Keppel DC REIT	211,316	157,480
Keppel REIT	759,084	501,046
Lippo Malls Indonesia Retail Trust	793,800	169,019
Mapletree Commercial Trust	697,336	640,938
Mapletree Greater China Commercial Trust	759,084	495,658
Mapletree Industrial Trust	502,684	540,520
Mapletree Logistics Trust	605,280	431,745
OUE Hospitality Trust	289,408	160,217

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	264,574	135,202
Soilbuild Business Space REIT	341,094	187,620
SPH REIT	194,734	127,846
Starhill Global REIT	793,800	425,366
		6,134,120
Retailing 0.0%
OSIM International Ltd.	97,324	70,802
Software & Services 0.0%
Silverlake Axis Ltd.	307,577	152,812
Transportation 0.2%
SATS Ltd.	285,824	801,309
Tiger Airways Holdings Ltd. *	588,522	169,170
		970,479
Utilities 0.1%
Keppel Infrastructure Trust	1,052,164	380,853
SIIC Environment Holdings Ltd. *	365,264	197,027
		577,880
		11,062,358
Spain 2.1%
Automobiles & Components 0.0%
Cie Automotive S.A.	18,029	292,285
Banks 0.0%
Liberbank S.A. *	244,590	143,886
Capital Goods 0.4%
Abengoa S.A., B Shares	328,659	121,490
Construcciones y Auxiliar de Ferrocarriles S.A.	1,160	312,899
Fomento de Construcciones y Contratas S.A. *(b)	52,554	363,446
Gamesa Corp. Tecnologica S.A.	85,812	1,501,745
Obrascon Huarte Lain S.A.	51,819	361,757
Sacyr S.A.	81,040	206,016
		2,867,353
Commercial & Professional Services 0.1%
Applus Services S.A.	39,781	368,889
Prosegur Cia de Seguridad S.A.	94,932	424,110
		792,999
Consumer Services 0.1%
Melia Hotels International S.A.	29,013	368,931
NH Hotel Group S.A. *	64,467	344,860
		713,791
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A. (b)	27,374	958,546
Energy 0.1%
Tecnicas Reunidas S.A.	12,327	493,557
Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	44,416	850,478
Viscofan S.A.	18,085	1,104,771
		1,955,249
Insurance 0.1%
Grupo Catalana Occidente S.A.	21,341	667,163
Materials 0.0%
Ence Energia y Celulosa S.A.	74,680	293,014
Security	Number of Shares	Value ($)
Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	30,435	368,691
Promotora de Informaciones S.A., Class A *(b)	21,111	125,975
		494,666
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	27,403	503,006
Faes Farma S.A.	111,715	299,099
Pharma Mar S.A. *	90,216	329,675
		1,131,780
Real Estate 0.4%
Hispania Activos Inmobiliarios S.A. *	29,522	428,720
Inmobiliaria Colonial S.A. *	705,041	492,945
Merlin Properties Socimi S.A.	124,909	1,555,368
		2,477,033
Software & Services 0.1%
Indra Sistemas S.A. *(b)	46,909	481,855
Telecommunication Services 0.0%
Let's GOWEX S.A. *(a)(e)	5,361	—
Transportation 0.1%
Cia de Distribucion Integral Logista Holdings S.A.	15,308	303,788
		14,066,965
Sweden 4.3%
Capital Goods 0.7%
Concentric AB	15,379	183,396
Haldex AB	14,005	136,098
Indutrade AB	12,872	704,181
Lindab International AB	32,886	218,710
NCC AB, B Shares	36,294	1,120,727
Nibe Industrier AB, B Shares	19,746	664,985
Peab AB	83,896	640,684
Saab AB, Class B	10,311	319,577
Sweco AB *	2,722	38,468
Sweco AB, B Shares (b)	22,106	367,542
		4,394,368
Commercial & Professional Services 0.3%
AF AB, B Shares (b)	24,328	375,893
Intrum Justitia AB	15,188	519,148
Loomis AB, B Shares	26,580	889,342
		1,784,383
Consumer Durables & Apparel 0.2%
JM AB	23,108	674,340
Nobia AB	22,884	281,028
Thule Group AB (d)	21,432	286,912
		1,242,280
Consumer Services 0.2%
Betsson AB *	56,030	948,278
Rezidor Hotel Group AB	51,196	187,852
		1,136,130
Diversified Financials 0.3%
Avanza Bank Holding AB	12,224	527,023
Investment AB Oresund	8,200	192,751

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
L E Lundbergfortagen AB, B Shares	15,356	820,527
Ratos AB, B Shares	82,570	471,499
		2,011,800
Food & Staples Retailing 0.3%
Axfood AB	45,310	822,959
ICA Gruppen AB (b)	29,738	1,047,518
		1,870,477
Food, Beverage & Tobacco 0.1%
AAK AB	10,906	819,097
Health Care Equipment & Services 0.2%
Elekta AB, B Shares	137,839	1,145,879
Lifco AB, B Shares	15,792	416,842
		1,562,721
Materials 0.5%
BillerudKorsnas AB	66,998	1,280,637
Hexpol AB	101,880	1,085,259
Holmen AB, B Shares	12,123	383,383
SSAB AB, A Shares *(b)	83,757	289,751
SSAB AB, B Shares *	79,059	233,884
		3,272,914
Media 0.1%
Modern Times Group MTG AB, B Shares	18,781	554,314
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Swedish Orphan Biovitrum AB *	60,558	957,557
Real Estate 0.9%
Atrium Ljungberg AB, B Shares	12,776	188,832
Castellum AB	69,414	976,608
Fabege AB	56,010	892,707
Fastighets AB Balder, B Shares *	39,024	824,233
Hemfosa Fastigheter AB	34,780	369,890
Hufvudstaden AB, A Shares	58,324	807,204
Kungsleden AB	68,751	492,706
Wallenstam AB, B Shares	101,970	831,910
Wihlborgs Fastigheter AB	34,702	684,403
		6,068,493
Retailing 0.0%
Mekonomen AB	8,802	192,772
Software & Services 0.1%
NetEnt AB *	10,958	652,120
Technology Hardware & Equipment 0.2%
Axis Communications AB	6,005	235,281
Fingerprint Cards AB, B Shares *(b)	18,875	1,341,860
		1,577,141
Telecommunication Services 0.1%
Com Hem Holding AB	47,848	421,635
Transportation 0.0%
SAS AB *(b)	130,693	296,720
		28,814,922
Switzerland 3.4%
Automobiles & Components 0.1%
Autoneum Holding AG *	2,065	402,373
Security	Number of Shares	Value ($)
Banks 0.1%
St. Galler Kantonalbank AG - Reg'd	792	272,745
Valiant Holding AG - Reg'd	5,932	654,975
		927,720
Capital Goods 0.9%
AFG Arbonia-Forster Holding AG - Reg'd *	12,003	118,518
Belimo Holding AG - Reg'd	150	344,375
Bucher Industries AG - Reg'd	2,984	679,270
Burckhardt Compression Holding AG	1,258	402,322
Conzzeta AG - Reg'd	309	193,886
Daetwyler Holding AG	2,329	309,038
Georg Fischer AG - Reg'd	1,672	1,090,594
Huber & Suhner AG - Reg'd	7,876	314,519
Implenia AG - Reg'd	4,614	226,223
Meyer Burger Technology AG *(b)	35,458	181,783
OC Oerlikon Corp. AG - Reg'd *	79,169	762,462
Rieter Holding AG - Reg'd *	2,844	495,511
Schweiter Technologies AG	524	427,172
SFS Group AG *	5,016	333,522
Zehnder Group AG - Reg'd	4,177	137,750
		6,016,945
Commercial & Professional Services 0.2%
dorma+kaba Holding AG, B Shares - Reg'd	1,603	1,030,773
Gategroup Holding AG *	8,017	320,930
		1,351,703
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	577	638,772
Consumer Services 0.0%
Kuoni Reisen Holding AG - Reg'd *	1,183	267,454
Diversified Financials 0.4%
Cembra Money Bank AG *	11,496	682,189
EFG International AG *	31,341	304,888
Leonteq AG *	3,680	554,891
Vontobel Holding AG - Reg'd	13,820	621,796
VZ Holding AG	961	305,936
		2,469,700
Food, Beverage & Tobacco 0.1%
Emmi AG - Reg'd *	1,145	471,723
Health Care Equipment & Services 0.1%
Straumann Holding AG - Reg'd	2,854	845,414
Materials 0.0%
Schmolz + Bickenbach AG - Reg'd *	212,016	111,376
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Basilea Pharmaceutica - Reg'd *	977	96,754
Cosmo Pharmaceuticals S.A. *	1,924	306,957
Siegfried Holding AG - Reg'd *	462	90,292
Tecan Group AG - Reg'd	5,359	793,463
		1,287,466
Real Estate 0.2%
Allreal Holding AG - Reg'd *	4,645	580,201
Mobimo Holding AG - Reg'd *	3,109	662,661
		1,242,862
Retailing 0.1%
Valora Holding AG - Reg'd *	1,647	301,217

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.2%
ams AG	23,299	888,488
U-Blox AG *	1,923	398,462
		1,286,950
Software & Services 0.1%
Temenos Group AG - Reg'd *	16,914	822,705
Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg'd	15,431	305,482
Kudelski S.A.	14,428	177,552
Logitech International S.A. - Reg'd	59,198	889,741
		1,372,775
Telecommunication Services 0.1%
Sunrise Communications Group AG *(d)	11,562	686,105
Transportation 0.3%
Flughafen Zuerich AG - Reg'd	1,403	1,005,896
Panalpina Welttransport Holding AG - Reg'd	5,832	655,281
		1,661,177
Utilities 0.0%
BKW AG	7,678	281,590
		22,446,027
United Kingdom 19.0%
Banks 0.3%
Aldermore Group plc *	50,712	179,392
BGEO Group plc	10,952	319,994
OneSavings Bank plc	31,692	183,525
The Paragon Group of Cos. plc	105,521	608,678
Virgin Money Holdings UK plc	85,460	457,841
		1,749,430
Capital Goods 2.1%
Balfour Beatty plc *	261,142	1,008,688
Bodycote plc	81,539	711,896
Carillion plc (b)	181,992	863,499
Chemring Group plc	71,065	213,414
Diploma plc	35,871	383,376
Fenner plc	80,016	184,286
Galliford Try plc	32,996	726,159
Grafton Group plc	89,806	922,638
HellermannTyton Group plc	85,916	613,021
Interserve plc	58,712	469,294
Keller Group plc	27,886	348,198
Kier Group plc	30,186	615,244
Morgan Advanced Materials plc	136,945	517,420
QinetiQ Group plc	263,368	1,042,262
Rotork plc	367,166	1,005,905
Senior plc	178,557	668,730
SIG plc	240,112	504,933
Speedy Hire plc	205,533	108,286
Spirax-Sarco Engineering plc	31,011	1,456,444
Ultra Electronics Holdings plc	29,552	883,910
Vesuvius plc	114,865	588,919
		13,836,522
Commercial & Professional Services 1.5%
AA plc	207,997	845,365
Berendsen plc	77,260	1,232,775
Cape plc	40,040	152,338
Security	Number of Shares	Value ($)
De La Rue plc	42,905	289,179
Hays plc	531,394	1,178,264
HomeServe plc	108,950	693,239
Michael Page International plc	131,367	1,005,543
Mitie Group plc	148,823	714,859
Regus plc	265,708	1,391,097
RPS Group plc	99,330	348,759
Serco Group plc *	457,446	760,896
Shanks Group plc	195,631	287,122
WS Atkins plc	45,502	1,082,208
		9,981,644
Consumer Durables & Apparel 0.7%
Bellway plc	50,562	1,991,064
Bovis Homes Group plc	59,886	858,645
Crest Nicholson Holdings plc	92,658	748,300
Redrow plc	93,918	642,125
Ted Baker plc	8,697	429,143
		4,669,277
Consumer Services 1.6%
Betfair Group plc	32,804	1,808,785
Bwin.Party Digital Entertainment plc	294,573	458,497
Dignity plc	21,541	804,806
Domino's Pizza Group plc	58,276	921,968
Enterprise Inns plc *	211,181	333,785
Greene King plc	121,200	1,550,761
J.D. Wetherspoon plc	34,691	373,376
Ladbrokes plc	426,338	747,659
Marston's plc	235,791	610,491
Mitchells & Butlers plc *	100,960	502,582
SSP Group plc	190,122	899,498
The Restaurant Group plc	86,506	854,878
Thomas Cook Group plc *	592,484	1,069,348
		10,936,434
Diversified Financials 1.8%
Allied Minds plc *(b)	37,376	238,551
Brewin Dolphin Holdings plc	101,607	399,197
Close Brothers Group plc	65,119	1,394,877
Henderson Group plc	403,788	1,876,956
IG Group Holdings plc	154,731	1,802,775
Intermediate Capital Group plc	140,932	1,300,449
International Personal Finance plc	105,374	587,844
Jupiter Fund Management plc	151,280	1,071,659
Kennedy Wilson Europe Real Estate plc	41,628	761,978
Man Group plc	631,048	1,550,265
SVG Capital plc *	89,082	654,117
Tullett Prebon plc	109,563	577,074
		12,215,742
Energy 0.4%
Cairn Energy plc *	242,692	524,241
EnQuest plc *	314,815	106,626
Genel Energy plc *	59,820	222,191
Hunting plc	58,016	289,853
Lamprell plc *	105,787	170,388
Ophir Energy plc *	291,509	432,227
Premier Oil plc *	218,470	233,657
Soco International plc	104,853	213,472
Stobart Group Ltd.	137,389	217,669
		2,410,324

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.4%
Booker Group plc	621,362	1,687,348
Greggs plc	43,049	805,485
		2,492,833
Food, Beverage & Tobacco 0.5%
Britvic plc	100,983	1,090,670
Dairy Crest Group plc	67,569	620,441
Devro plc	78,911	345,664
Greencore Group plc	168,456	856,330
Premier Foods plc *	251,283	149,411
		3,062,516
Health Care Equipment & Services 0.3%
Al Noor Hospitals Group plc	31,251	533,929
NMC Health plc	25,663	345,743
Spire Healthcare Group plc (d)	103,808	506,915
UDG Healthcare plc	98,438	801,647
		2,188,234
Insurance 1.4%
Amlin plc	202,014	2,005,486
Beazley plc	219,503	1,300,525
Chesnara plc	34,164	168,424
esure Group plc	103,437	394,086
Hiscox Ltd.	119,668	1,835,589
Jardine Lloyd Thompson Group plc	48,669	657,156
Just Retirement Group plc	96,822	229,696
Lancashire Holdings Ltd.	85,885	877,830
Phoenix Group Holdings	83,757	1,153,627
Saga plc	203,027	650,964
		9,273,383
Materials 1.1%
Acacia Mining plc	57,749	150,910
Alent plc (e)	86,570	655,479
Centamin plc	454,999	423,617
Elementis plc	200,688	767,626
Essentra plc	108,258	1,415,315
Evraz plc *	190,186	238,907
Hochschild Mining plc *	75,449	57,922
KAZ Minerals plc *	112,173	170,374
Petra Diamonds Ltd.	203,552	196,560
RPC Group plc	98,637	1,135,859
Synthomer plc	107,613	520,960
Vedanta Resources plc (b)	44,275	251,127
Victrex plc	35,152	1,023,892
		7,008,548
Media 0.4%
Cineworld Group plc	77,421	635,736
Entertainment One Ltd.	103,527	335,054
ITE Group plc	122,888	282,562
UBM plc	176,003	1,340,584
		2,593,936
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
BTG plc *	152,976	1,419,645
Dechra Pharmaceuticals plc	41,847	619,215
Genus plc	25,501	553,920
Indivior plc	234,310	689,542
Vectura Group plc *	168,105	433,725
		3,716,047
Security	Number of Shares	Value ($)
Real Estate 1.6%
Big Yellow Group plc	63,749	764,813
Countrywide plc	67,835	400,994
Foxtons Group plc	109,682	290,088
Grainger plc	205,140	756,554
Great Portland Estates plc	147,699	1,948,735
Hansteen Holdings plc	258,675	456,747
Helical Bar plc	57,555	393,335
Londonmetric Property plc	305,637	752,224
Redefine International plc	341,286	272,281
Savills plc	59,872	809,326
Shaftesbury plc	111,171	1,561,336
ST Modwen Properties plc	55,469	361,127
The Unite Group plc	95,874	972,711
Tritax Big Box REIT plc	204,746	400,666
U & I Group plc	44,154	151,374
Workspace Group plc	44,373	637,556
		10,929,867
Retailing 1.0%
AO World plc *	64,935	145,643
Card Factory plc	79,356	440,788
Debenhams plc	538,870	678,131
Dunelm Group plc	41,847	617,010
Halfords Group plc	87,519	491,136
Home Retail Group plc	355,688	550,944
Mothercare plc *	39,089	131,509
N Brown Group plc	70,725	378,793
Ocado Group plc *	165,050	919,265
Pets at Home Group plc	107,282	432,959
Poundland Group plc	67,019	217,606
SuperGroup plc *	15,856	391,436
WH Smith plc	50,036	1,306,789
		6,702,009
Semiconductors & Semiconductor Equipment 0.0%
Imagination Technologies Group plc *	93,146	265,002
Software & Services 1.2%
AVEVA Group plc	26,622	878,826
Computacenter plc	33,234	408,972
Fidessa Group plc	17,112	495,340
Just Eat plc *	167,497	1,110,900
Micro Focus International plc	63,188	1,220,351
Moneysupermarket.com Group plc	164,600	807,738
Playtech plc	71,908	875,146
Telecity Group plc	78,136	1,436,118
Xchanging plc	62,357	169,663
Zoopla Property Group plc (b)(d)	89,914	316,713
		7,719,767
Technology Hardware & Equipment 1.0%
Electrocomponents plc	191,715	697,808
Halma plc	153,679	1,995,248
Laird plc	112,305	603,518
Oxford Instruments plc	23,152	229,666
Pace plc	136,595	819,588
Premier Farnell plc	167,124	260,377
Renishaw plc	13,943	385,977
Spectris plc	47,560	1,273,624
Spirent Communications plc	272,997	283,550
Xaar plc	32,186	217,418
		6,766,774

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Cable & Wireless Communications plc	1,034,926	1,180,090
KCOM Group plc	210,218	310,113
		1,490,203
Transportation 0.7%
BBA Aviation plc	461,186	1,249,603
Firstgroup plc *	515,617	817,295
Go-Ahead Group plc	17,807	704,433
National Express Group plc	175,080	846,516
Northgate plc	43,008	258,377
Stagecoach Group plc	181,726	973,299
		4,849,523
Utilities 0.2%
Drax Group plc	162,266	549,827
Infinis Energy plc	41,076	113,307
Telecom Plus plc (b)	25,515	434,392
		1,097,526
		125,955,541
Total Common Stock
(Cost $645,375,025)		657,891,121

Preferred Stock 0.3% of net assets
Germany 0.3%
Capital Goods 0.1%
Jungheinrich AG	7,847	608,725
Health Care Equipment & Services 0.2%
Draegerwerk AG & Co. KGaA	2,808	208,398
Sartorius AG	3,276	770,703
		979,101
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	7,912	121,166
Transportation 0.0%
Sixt SE	4,001	167,125
		1,876,117
Sweden 0.0%
Real Estate 0.0%
Klovern AB (b)	8,252	279,132
Total Preferred Stock
(Cost $1,952,661)		2,155,249

Rights 0.0% of net assets
Australia 0.0%
Software & Services 0.0%
NEXTDC Ltd. *(e)	17,385	1,008
France 0.0%
Technology Hardware & Equipment 0.0%
Parrot S.A. *	3,848	31,293
Security	Number of Shares	Value ($)
Singapore 0.0%
Diversified Financials 0.0%
ARA Asset Management Ltd. *	29,360	4,272
Total Rights
(Cost $45,917)		36,573

Other Investment Companies 3.8% of net assets
Switzerland 0.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BB Biotech AG - Reg'd *	4,632	1,332,666
United Kingdom 0.1%
Real Estate 0.1%
F&C Commercial Property Trust Ltd.	254,116	517,551
UK Commercial Property Trust Ltd.	111,868	139,768
		657,319
United States 3.5%
Equity Fund 0.2%
iShares MSCI EAFE Small-Cap ETF	20,000	1,009,200
Securities Lending Collateral 3.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	22,086,443	22,086,443
		23,095,643
Total Other Investment Companies
(Cost $24,517,289)		25,085,628

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $672,244,623 and the unrealized appreciation and depreciation were $85,762,396 and ($72,838,448), respectively, with a net unrealized appreciation of $12,923,948.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $19,395 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $21,107,698.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,150,825 or 0.9% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVA –	Dutch Certificate
ETF –	Exchange Traded Fund
Reg'd –	Registered
REIC –	Real Estate Investment Company
REIT –	Real Estate Investment Trust

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$428,130,477	$—	$—	$428,130,477
Australia [1]	30,328,027	—	—	30,328,027
Capital Goods	607,710	—	135,799	743,509
Belgium [1]	8,158,883	—	—	8,158,883
Real Estate	1,221,418	—	615,199	1,836,617
Greece [1]	2,194,689	—	—	2,194,689
Banks	—	—	44,727	44,727
Hong Kong[1]	12,291,462	—	—	12,291,462
Consumer Services	663,151	—	94,506	757,657
Diversified Financials	1,566,433	—	157,867	1,724,300
Pharmaceuticals, Biotechnology & Life Sciences	267,519	—	19,395	286,914
Republic of Korea[1]	32,614,332	—	—	32,614,332
Media	1,642,857	—	118,771	1,761,628
Singapore [1]	10,947,812	—	—	10,947,812
Consumer Durables & Apparel	—	—	—	—
Materials	—	—	114,546	114,546
United Kingdom[1]	118,946,993	—	—	118,946,993
Materials	6,353,069	—	655,479	7,008,548
Preferred Stock[1]	2,155,249	—	—	2,155,249
Rights [1]	35,565	—	—	35,565
Australia [1]	—	—	1,008	1,008
Other Investment Companies[1]	25,085,628	—	—	25,085,628
Total	$683,211,274	$—	$1,957,297	$685,168,571
[1]	As categorized in Portfolio Holdings.

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Common Stock
Australia	$—	$—	($4,212)	$65,499	($234)	$74,746	$—	$135,799
Belgium	—	—	(7,021)	58,698	—	563,522	—	615,199
Greece	—	—	(77,293)	—	—	122,020	—	44,727
Hong Kong	231,341	—	(137,717)	11,032	—	167,112	—	271,768
Republic of Korea	—	—	(3,825)	—	—	122,596	—	118,771
Singapore	—	—	15,898	10,167	—	88,481	—	114,546
United Kingdom	—	666	19,874	55,658	(53,266)	632,547	—	655,479
Rights
Australia	—	—	1,008	—	—	—	—	1,008
Germany	35,681	—	(17,740)	—	(17,941)	—	—	—
Total	$267,022	$666	($211,028)	$201,054	($71,441)	$1,771,024	$—	$1,957,297
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2015.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Common Stock	1,605,778,968	1,418,351,241
1.8%	Preferred Stock	50,688,690	25,821,019
0.0%	Rights	—	24,774
0.5%	Other Investment Companies	6,646,605	6,646,605
100.2%	Total Investments	1,663,114,263	1,450,843,639
(0.2%)	Other Assets and Liabilities, Net		(2,391,120)
100.0%	Net Assets		1,448,452,519

Security	Number of Shares	Value ($)
Common Stock 97.9% of net assets
Brazil 5.6%
Banks 1.0%
Banco Bradesco S.A.	294,298	1,803,855
Banco do Brasil S.A.	426,266	1,771,916
Itau Unibanco Holding S.A. ADR	1,511,784	10,703,431
		14,279,202
Capital Goods 0.3%
Embraer S.A.	363,217	2,817,612
WEG S.A.	316,558	1,227,830
		4,045,442
Consumer Services 0.2%
Estacio Participacoes S.A.	127,605	436,654
Kroton Educacional S.A.	894,282	2,110,851
		2,547,505
Diversified Financials 0.3%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	797,851	2,314,854
CETIP S.A. - Mercados Organizados	97,110	911,912
Grupo BTG Pactual	141,062	752,312
		3,979,078
Energy 0.5%
Cosan S.A. Industria e Comercio	70,500	433,558
Petroleo Brasileiro S.A. *	1,759,010	4,223,761
Ultrapar Participacoes S.A. ADR	181,314	2,901,024
		7,558,343
Food & Staples Retailing 0.1%
Raia Drogasil S.A.	141,000	1,426,605
Food, Beverage & Tobacco 1.3%
Ambev S.A. ADR	2,293,615	10,940,543
BRF S.A. ADR	441,683	6,289,566
Security	Number of Shares	Value ($)
JBS S.A.	349,325	1,107,115
M Dias Branco S.A.	24,049	441,846
		18,779,070
Health Care Equipment & Services 0.0%
Qualicorp S.A.	90,240	340,111
Household & Personal Products 0.1%
Hypermarcas S.A. *	193,879	1,108,205
Natura Cosmeticos S.A.	76,309	412,423
		1,520,628
Insurance 0.2%
BB Seguridade Participacoes S.A.	294,205	1,949,680
Porto Seguro S.A.	56,400	468,315
Sul America S.A.	141,000	775,368
		3,193,363
Materials 0.6%
ALROSA AO *	748,766	591,553
Companhia Siderurgica Nacional S.A.	352,589	494,849
Duratex S.A.	203,183	347,379
Fibria Celulose S.A. ADR	106,150	1,544,482
Klabin S.A.	265,642	1,608,555
Usinas Siderurgicas de Minas Gerais S.A.	59,002	98,165
Vale S.A.	636,415	2,138,787
Vale S.A. ADR	950,604	2,547,619
		9,371,389
Real Estate 0.1%
BR Malls Participacoes S.A.	220,040	719,832
Multiplan Empreendimentos Imobiliarios S.A.	35,250	383,186
		1,103,018
Retailing 0.1%
B2W Cia Digital *	52,464	197,601
Lojas Americanas S.A.	78,494	240,358
Lojas Renner S.A.	354,524	1,583,161
		2,021,120
Software & Services 0.3%
Cielo S.A.	414,950	3,717,646
TOTVS S.A.	62,252	531,680
		4,249,326
Telecommunication Services 0.1%
Tim Participacoes S.A.	473,955	925,209
Transportation 0.1%
CCR S.A.	459,091	1,500,684
Localiza Rent a Car S.A.	56,690	384,361
		1,885,045
Utilities 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo	169,200	816,889
CPFL Energia S.A. ADR *	94,555	769,678
EDP - Energias do Brasil S.A.	211,500	640,623
Equatorial Energia S.A.	77,303	692,380
    1

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tractebel Energia S.A.	126,614	1,081,058
Transmissora Alianca de Energia Eletrica S.A.	70,500	316,983
		4,317,611
		81,542,065
Chile 1.3%
Banks 0.3%
Banco de Chile ADR	18,468	1,105,864
Banco de Credito e Inversiones	14,625	542,537
Banco Santander Chile ADR	95,191	1,721,053
Corpbanca S.A.	104,213,904	882,089
		4,251,543
Energy 0.1%
Empresas COPEC S.A.	186,483	1,599,209
Food & Staples Retailing 0.1%
Cencosud S.A.	599,955	1,264,516
Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	103,359	1,154,364
Materials 0.1%
Empresas CMPC S.A.	580,331	1,215,236
Sociedad Quimica y Minera de Chile S.A. ADR	49,350	828,586
		2,043,822
Retailing 0.1%
S.A.C.I. Falabella	221,378	1,334,885
Telecommunication Services 0.0%
ENTEL Chile S.A.	47,235	422,200
Transportation 0.1%
Latam Airlines Group S.A. ADR *(a)	153,113	845,184
Utilities 0.4%
AES Gener S.A.	552,461	240,506
Aguas Andinas S.A., A Shares	662,980	329,496
Colbun S.A.	3,748,153	927,027
Empresa Nacional de Electricidad S.A. ADR	61,543	2,200,778
Enersis S.A. ADR	202,726	2,485,421
		6,183,228
		19,098,951
China 28.1%
Automobiles & Components 0.8%
Brilliance China Automotive Holdings Ltd.	1,467,323	1,866,344
Byd Co., Ltd., H Shares *	346,372	1,872,172
Chongqing Changan Automobile Co., Ltd., B Shares	504,500	976,206
Dongfeng Motor Group Co., Ltd., H Shares	1,512,335	2,056,258
Geely Automobile Holdings Ltd.	2,126,363	1,116,403
Great Wall Motor Co., Ltd., H Shares	1,651,030	2,025,464
Guangzhou Automobile Group Co., Ltd., H Shares	1,412,331	1,351,853
Weifu High-Technology Group Co., Ltd., B Shares	143,900	358,267
		11,622,967
Security	Number of Shares	Value ($)
Banks 6.2%
Agricultural Bank of China Ltd., H Shares	12,690,000	4,861,912
Bank of China Ltd., H Shares	36,923,059	16,384,951
Bank of Communications Co., Ltd., H Shares	4,134,622	2,880,173
China CITIC Bank Corp., Ltd., H Shares *	3,918,674	2,471,935
China Construction Bank Corp., H Shares	44,670,469	30,714,027
China Everbright Bank Co., Ltd., H Shares	1,568,918	708,365
China Merchants Bank Co., Ltd., H Shares	2,226,620	5,233,395
China Minsheng Banking Corp., Ltd., H Shares	3,210,934	3,077,579
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,437,525	847,463
Huishang Bank Corp., Ltd., H Shares	1,036,810	453,407
Industrial & Commercial Bank of China Ltd., H Shares	35,154,479	21,268,778
Shengjing Bank Co., Ltd., H Shares (a)(b)	783,317	1,036,750
		89,938,735
Capital Goods 2.0%
AviChina Industry & Technology Co., Ltd., H Shares	1,436,251	1,219,117
Beijing Enterprises Holdings Ltd.	277,519	1,730,925
China Communications Construction Co., Ltd., H Shares	2,317,391	2,678,529
China Conch Venture Holdings Ltd.	607,754	1,274,786
China International Marine Containers Group Co., Ltd., H Shares	491,560	859,855
China Railway Construction Corp., Ltd., H Shares	1,046,432	1,390,392
China Railway Group Ltd., H Shares	1,823,542	1,514,923
China State Construction International Holdings Ltd.	877,412	1,324,276
CIMC Enric Holdings Ltd.	578,816	373,336
CITIC Ltd.	3,068,409	5,383,208
CRRC Corp., Ltd., H Shares	2,233,327	2,857,940
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	110,452	248,775
Fosun International Ltd.	1,057,500	1,888,015
Haitian International Holdings Ltd.	263,179	408,758
Shanghai Electric Group Co., Ltd., H Shares (d)	1,288,000	799,190
Shanghai Industrial Holdings Ltd.	315,396	823,892
Shanghai Mechanical & Electrical Industry Co., Ltd., B shares	107,700	291,652
Sinopec Engineering Group Co., Ltd., H shares	705,000	545,669
Weichai Power Co., Ltd., H Shares	576,064	594,497
2

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Zhuzhou CSR Times Electric Co., Ltd., H Shares	264,058	1,744,048
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	1,179,779	458,096
		28,409,879
Commercial & Professional Services 0.1%
China Everbright International Ltd.	1,415,934	2,144,372
Consumer Durables & Apparel 0.5%
ANTA Sports Products Ltd.	555,724	1,681,090
Belle International Holdings Ltd.	2,820,000	2,466,425
Haier Electronics Group Co., Ltd.	715,718	1,283,352
Shanghai Haixin Group Co., B Shares	553,700	466,215
Shenzhou International Group Holdings Ltd.	328,137	1,722,815
		7,619,897
Diversified Financials 0.8%
China Cinda Asset Management Co., Ltd., H Shares	3,819,488	1,414,087
China Everbright Ltd.	386,157	889,681
China Galaxy Securities Co., Ltd., H Shares	1,807,724	1,646,364
China Huarong Asset Management Co., Ltd. *(b)	1,030,681	409,510
CITIC Securities Co., Ltd., H Shares (b)	1,009,373	2,315,114
Far East Horizon Ltd.	1,516,352	1,316,449
Haitong Securities Co., Ltd., H Shares	1,494,865	2,580,163
Huatai Securities Co., Ltd., H Shares *(b)	462,976	1,120,419
		11,691,787
Energy 2.1%
China Coal Energy Co., Ltd., H Shares (a)	1,719,214	691,948
China Oilfield Services Ltd., H Shares	953,496	948,336
China Petroleum & Chemical Corp., H Shares	12,789,443	7,836,719
China Shenhua Energy Co., Ltd., H Shares	1,687,862	2,634,580
CNOOC Ltd.	8,077,201	8,939,994
Inner Mongolia Yitai Coal Co., Ltd., B Shares	620,500	457,308
Kunlun Energy Co., Ltd.	1,410,000	1,235,031
PetroChina Co., Ltd., H Shares	10,267,772	7,298,218
Sinopec Oilfield Service Corp., H Shares *	877,348	250,123
Yanzhou Coal Mining Co., Ltd., H Shares (a)	1,090,416	497,949
		30,790,206
Food & Staples Retailing 0.1%
China Resources Beer Holdings Co., Ltd.	422,676	822,239
Food, Beverage & Tobacco 0.3%
Anhui Gujing Distillery Co., Ltd., B Shares	94,100	286,721
China Agri-Industries Holdings Ltd. *	1,412,892	493,932
Security	Number of Shares	Value ($)
China Huishan Dairy Holdings Co., Ltd. (a)	2,933,787	1,089,959
China Yurun Food Group Ltd. *	705,000	138,236
Tsingtao Brewery Co., Ltd., H Shares	213,346	956,375
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	262,800	798,033
		3,763,256
Health Care Equipment & Services 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	988,646	701,443
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	352,500	773,941
Sinopharm Group Co., Ltd., H Shares	553,805	2,325,396
		3,800,780
Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	352,500	3,542,302
Insurance 2.8%
China Life Insurance Co., Ltd., H Shares	3,713,681	12,814,965
China Pacific Insurance (Group) Co., Ltd., H Shares	1,257,113	5,173,138
China Taiping Insurance Holdings Co., Ltd. *	727,529	2,191,423
New China Life Insurance Co., Ltd., H Shares	390,485	1,616,957
PICC Property & Casualty Co., Ltd., H Shares	1,629,311	3,535,241
Ping An Insurance Group Co. of China Ltd., H Shares	2,407,858	13,185,530
The People's Insurance Co. Group of China Ltd., H Shares	3,125,568	1,612,790
		40,130,044
Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *	1,910,107	608,617
Anhui Conch Cement Co., Ltd., H Shares	697,547	1,903,149
BBMG Corp., H Shares	1,018,092	665,862
Beijing Enterprises Clean Energy Group Ltd. *	1,807,630	149,238
China BlueChemical Ltd., H Shares	1,938,750	527,708
China Molybdenum Co., Ltd., H Shares (a)	1,395,513	282,633
China National Building Material Co., Ltd., H Shares	1,643,813	882,134
China Resources Cement Holdings Ltd.	1,410,000	460,181
China Zhongwang Holdings Ltd.	956,452	478,723
Jiangxi Copper Co., Ltd., H Shares	709,338	848,246
Lee & Man Paper Manufacturing Ltd.	1,410,000	811,228
Nine Dragons Paper Holdings Ltd.	705,000	410,161
Sinopec Shanghai Petrochemical Co., Ltd., H Shares *	920,060	328,765
    3

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Zhaojin Mining Industry Co., Ltd., H Shares	988,865	525,561
Zijin Mining Group Co., Ltd., H Shares	3,834,048	959,507
		9,841,713
Media 0.1%
Alibaba Pictures Group Ltd. *	6,598,341	1,608,739
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
China Medical System Holdings Ltd.	499,280	689,155
China Traditional Chinese Medicine Co., Ltd. *	881,116	616,058
CSPC Pharmaceutical Group Ltd.	2,168,625	2,039,393
Luye Pharma Group Ltd. *	628,459	547,230
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	180,368	584,013
Sino Biopharmaceutical Ltd.	2,278,447	2,148,549
		6,624,398
Real Estate 1.8%
China Merchants Property Development Co., Ltd., B Shares	173,400	708,860
China Overseas Land & Investment Ltd.	1,857,038	6,156,629
China Overseas Property Holdings Ltd. *	606,207	116,519
China Resources Land Ltd.	1,266,628	3,406,781
China Vanke Co., Ltd., H Shares	767,426	1,912,638
Country Garden Holdings Co., Ltd.	2,863,398	1,074,889
Dalian Wanda Commercial Properties Co., Ltd., H Shares (b)	298,950	1,775,895
Evergrande Real Estate Group Ltd. (a)	2,949,304	2,324,608
Greentown China Holdings Ltd. *	705,000	712,098
Guangzhou R&F Properties Co., Ltd., H Shares	626,424	705,459
Longfor Properties Co., Ltd.	705,000	965,834
Renhe Commercial Holdings Co., Ltd. *	9,870,000	477,461
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., B Shares	254,600	423,654
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	383,200	1,532,800
Shimao Property Holdings Ltd.	705,000	1,176,826
Sino-Ocean Land Holdings Ltd.	2,589,012	1,452,822
SOHO China Ltd.	594,489	242,337
Sunac China Holdings Ltd.	901,067	600,948
Yuexiu Property Co., Ltd.	5,215,651	874,663
		26,641,721
Retailing 0.1%
GOME Electrical Appliances Holdings Ltd.	7,755,000	1,330,523
Semiconductors & Semiconductor Equipment 0.1%
GCL-Poly Energy Holdings Ltd. *	5,200,382	986,147
Security	Number of Shares	Value ($)
Software & Services 3.7%
Kingsoft Corp., Ltd.	405,002	1,076,251
Tencent Holdings Ltd.	2,611,025	51,971,589
TravelSky Technology Ltd., H Shares	589,160	1,007,780
		54,055,620
Technology Hardware & Equipment 0.4%
Kingboard Chemical Holdings Ltd.	506,318	728,914
Lenovo Group Ltd.	3,418,036	3,615,593
ZTE Corp., H Shares	538,622	1,210,379
		5,554,886
Telecommunication Services 2.6%
Alibaba Health Information Technology Ltd. *	993,088	759,681
China Mobile Ltd.	2,606,511	29,622,691
China Telecom Corp., Ltd., H Shares	8,112,855	3,976,916
China Unicom (Hong Kong) Ltd.	2,700,610	3,344,430
		37,703,718
Transportation 0.8%
Air China Ltd., H Shares	1,246,221	1,004,764
Beijing Capital International Airport Co., Ltd., H Shares	437,540	488,228
CAR, Inc. *	218,038	408,965
China COSCO Holdings Co., Ltd., H Shares *(c)(d)	1,548,961	888,380
China Eastern Airlines Corp., Ltd., H Shares *	831,486	439,772
China Merchants Holdings International Co., Ltd.	666,937	2,168,076
China Shipping Container Lines Co., Ltd., H Shares *(c)(d)	2,436,000	879,568
China Shipping Development Co., Ltd., H Shares (c)(d)	428,191	272,924
China Southern Airlines Co., Ltd., H Shares	825,098	603,501
COSCO Pacific Ltd. (c)(d)	1,088,000	1,288,429
Dazhong Transportation Group Co., Ltd., B Shares	305,700	339,021
Jiangsu Expressway Co., Ltd., H Shares	552,832	716,005
Shenzhen International Holdings Ltd. (d)	319,479	525,874
Sinotrans Ltd., H Shares	837,924	486,414
Zhejiang Expressway Co., Ltd., H Shares	892,822	1,084,938
		11,594,859
Utilities 1.1%
Beijing Enterprises Water Group Ltd. *	1,885,302	1,473,814
Beijing Jingneng Clean Energy Co., Ltd., H Shares	713,676	251,335
CGN Power Co., Ltd., H Shares (b)	4,407,036	1,705,520
China Gas Holdings Ltd.	786,868	1,118,594
China Longyuan Power Group Corp., Ltd., H Shares	1,410,000	1,173,189
China Power International Development Ltd.	895,023	476,841
China Resources Gas Group Ltd.	336,371	939,432
4

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
China Resources Power Holdings Co., Ltd.	956,873	1,802,172
Datang International Power Generation Co., Ltd., H Shares	2,130,726	687,158
ENN Energy Holdings Ltd.	347,939	1,763,943
Guangdong Electric Power Development Co., Ltd., B Shares	507,600	332,640
Guangdong Investment Ltd.	1,085,793	1,481,910
Huadian Energy Co., Ltd., B Shares *	459,200	262,203
Huadian Fuxin Energy Corp., Ltd., H Shares	1,274,917	365,110
Huadian Power International Corp., Ltd., H Shares	760,238	480,546
Huaneng Power International, Inc., H Shares	1,907,215	1,663,165
Huaneng Renewables Corp., Ltd., H Shares	1,410,000	421,984
		16,399,556
		406,618,344
Colombia 0.5%
Banks 0.1%
Bancolombia S.A. ADR	56,400	1,598,376
Diversified Financials 0.1%
Corp. Financiera Colombiana S.A.	52,449	594,908
Corp. Financiera Colombiana S.A. *(d)	465	5,678
Grupo de Inversiones Suramericana S.A.	111,390	1,144,938
		1,745,524
Energy 0.1%
Ecopetrol S.A. ADR	116,455	977,058
Food & Staples Retailing 0.0%
Almacenes Exito S.A.	111,773	372,781
Materials 0.1%
Cementos Argos S.A.	212,205	630,898
Cemex Latam Holdings S.A. *	78,960	226,978
Grupo Argos S.A.	132,596	658,710
		1,516,586
Utilities 0.1%
Interconexion Electrica S.A. ESP	200,220	432,458
Isagen S.A. ESP	688,785	590,710
		1,023,168
		7,233,493
Czech Republic 0.2%
Banks 0.1%
Komercni Banka A/S	7,755	1,574,911
Utilities 0.1%
CEZ A/S	81,283	1,476,127
		3,051,038
Security	Number of Shares	Value ($)
Egypt 0.2%
Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg'd	541,706	2,535,184
Telecommunication Services 0.0%
Global Telecom Holding SAE GDR *	517,140	581,782
Orascom Telecom Media & Technology Holding SAE GDR *(b)(c)	176,826	60,970
		642,752
		3,177,936
Hungary 0.3%
Banks 0.1%
OTP Bank plc	103,818	2,141,096
Energy 0.1%
MOL Hungarian Oil & Gas plc	27,237	1,249,303
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	77,550	1,472,883
		4,863,282
India 12.8%
Automobiles & Components 1.0%
Bajaj Auto Ltd.	34,770	1,293,279
Bharat Forge Ltd.	42,580	543,342
Bosch Ltd.	3,345	935,975
Hero MotoCorp Ltd.	45,121	1,827,145
Mahindra & Mahindra Ltd.	156,510	3,206,277
Maruti Suzuki India Ltd.	31,228	2,158,342
Motherson Sumi Systems Ltd.	165,745	719,376
Tata Motors Ltd. *	589,912	3,745,859
		14,429,595
Banks 2.8%
Axis Bank Ltd.	456,423	3,212,525
Bank of Baroda	261,190	704,945
HDFC Bank Ltd.	396,871	6,417,039
Housing Development Finance Corp., Ltd.	753,666	13,695,001
ICICI Bank Ltd.	1,357,160	5,594,175
IDFC Bank Ltd. *	476,121	422,155
IndusInd Bank Ltd.	142,521	1,999,741
Kotak Mahindra Bank Ltd.	355,320	3,690,733
LIC Housing Finance Ltd.	127,693	928,363
State Bank of India	755,457	2,835,726
Yes Bank Ltd.	72,488	835,425
		40,335,828
Capital Goods 0.6%
ABB India Ltd.	31,364	550,535
Bharat Electronics Ltd.	29,257	550,355
Bharat Heavy Electricals Ltd.	394,800	1,036,827
Cummins India Ltd.	52,935	787,374
Eicher Motors Ltd.	6,779	1,701,376
Larsen & Toubro Ltd.	128,605	2,652,171
Siemens Ltd.	43,005	798,710
		8,077,348
    5

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
Titan Co., Ltd.	146,887	841,369
Diversified Financials 0.3%
Bajaj Finance Ltd.	5,927	490,410
Bajaj Holdings & Investment Ltd.	15,885	406,866
IDFC Ltd.	489,299	389,428
Mahindra & Mahindra Financial Services Ltd.	148,755	519,655
Power Finance Corp., Ltd.	198,810	636,204
Rural Electrification Corp., Ltd.	193,875	679,748
Shriram Transport Finance Co., Ltd.	66,270	869,051
		3,991,362
Energy 1.6%
Bharat Petroleum Corp., Ltd.	111,627	1,510,159
Cairn India Ltd.	234,765	473,721
Coal India Ltd.	641,670	3,182,117
Essar Oil Ltd. *	111,478	343,356
Hindustan Petroleum Corp., Ltd.	35,484	447,230
Indian Oil Corp., Ltd.	275,068	1,737,565
Oil & Natural Gas Corp., Ltd.	1,017,765	3,575,271
Reliance Industries Ltd.	797,096	11,550,149
The Great Eastern Shipping Co., Ltd.	104,576	599,247
		23,418,815
Food, Beverage & Tobacco 0.6%
Britannia Industries Ltd.	11,598	508,612
ITC Ltd.	970,914	4,989,672
Nestle India Ltd.	15,946	1,401,612
United Spirits Ltd. *	33,580	1,570,257
		8,470,153
Household & Personal Products 0.6%
Colgate-Palmolive (India) Ltd.	54,299	790,881
Dabur India Ltd.	266,786	1,090,879
Emami Ltd.	21,765	303,071
Godrej Consumer Products Ltd.	43,005	792,000
Hindustan Unilever Ltd.	378,938	4,596,091
Marico Ltd.	81,784	518,581
		8,091,503
Materials 0.7%
Ambuja Cements Ltd.	328,648	980,693
Asian Paints Ltd.	150,325	1,891,044
Hindalco Industries Ltd.	621,890	718,875
JSW Steel Ltd.	84,225	1,140,017
NMDC Ltd.	379,290	540,298
Pidilite Industries Ltd.	33,364	279,456
Shree Cement Ltd.	2,858	476,251
Tata Steel Ltd.	138,180	475,975
UltraTech Cement Ltd.	38,278	1,608,560
UPL Ltd.	128,535	801,717
Vedanta Ltd.	696,540	939,971
		9,852,857
Media 0.1%
Sun TV Network Ltd.	26,819	162,250
Zee Entertainment Enterprises Ltd.	308,940	1,891,739
		2,053,989
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Aurobindo Pharma Ltd.	108,942	1,323,468
Cadila Healthcare Ltd.	117,138	704,533
Cipla Ltd.	216,046	2,086,235
Security	Number of Shares	Value ($)
Divi's Laboratories Ltd.	26,307	453,994
Dr. Reddy's Laboratories Ltd.	50,206	2,340,863
Glenmark Pharmaceuticals Ltd.	53,580	788,568
Lupin Ltd.	106,154	2,845,876
Piramal Enterprises Ltd.	45,825	648,377
Sun Pharmaceutical Industries Ltd.	542,292	5,936,289
Wockhardt Ltd.	14,949	372,228
		17,500,431
Real Estate 0.0%
DLF Ltd.	279,885	481,206
Software & Services 2.2%
HCL Technologies Ltd.	272,912	3,566,015
Infosys Ltd.	929,816	15,175,858
Oracle Financial Services Software Ltd.	9,870	565,235
Tata Consultancy Services Ltd.	231,496	8,212,716
Tech Mahindra Ltd.	227,432	1,820,173
Wipro Ltd. ADR	202,491	2,541,262
		31,881,259
Telecommunication Services 0.5%
Bharti Airtel Ltd.	700,814	3,515,373
Bharti Infratel Ltd.	264,943	1,528,724
Idea Cellular Ltd.	851,944	1,807,289
Reliance Communications Ltd. *	549,357	624,728
		7,476,114
Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	482,534	1,937,954
Utilities 0.4%
GAIL India Ltd.	234,060	1,282,054
NTPC Ltd.	1,077,240	2,115,531
Power Grid Corp. of India Ltd.	677,505	1,383,368
Reliance Infrastructure Ltd.	81,780	554,627
Tata Power Co., Ltd.	472,143	473,170
		5,808,750
		184,648,533
Indonesia 2.4%
Automobiles & Components 0.3%
PT Astra International Tbk	9,832,681	4,210,960
Banks 0.9%
PT Bank Central Asia Tbk	5,934,081	5,307,861
PT Bank Danamon Indonesia Tbk	1,317,164	268,955
PT Bank Mandiri (Persero) Tbk	4,582,959	2,815,696
PT Bank Negara Indonesia (Persero) Tbk	4,230,839	1,458,699
PT Bank Rakyat Indonesia (Persero) Tbk	5,330,180	4,151,260
		14,002,471
Capital Goods 0.1%
PT United Tractors Tbk	638,938	752,778
Energy 0.0%
PT Adaro Energy Tbk	9,426,010	374,724
PT Tambang Batubara Bukit Asam (Persero) Tbk	584,044	236,404
		611,128
6

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	218,930	268,223
PT Charoen Pokphand Indonesia Tbk	4,332,635	991,166
PT Gudang Garam Tbk	238,474	842,890
PT Indofood Sukses Makmur Tbk	2,501,604	881,483
		2,983,762
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	606,055	1,609,868
Materials 0.1%
PT Indocement Tunggal Prakarsa Tbk	705,000	952,909
PT Semen Indonesia (Persero) Tbk	1,528,764	1,174,060
		2,126,969
Media 0.1%
PT Media Nusantara Citra Tbk	3,196,782	375,481
PT Surya Citra Media Tbk	1,823,796	399,429
		774,910
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	12,248,580	1,181,919
Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	25,152,568	5,326,854
PT Tower Bersama Infrastructure Tbk *	462,976	203,294
		5,530,148
Transportation 0.0%
PT Jasa Marga Persero Tbk	1,415,784	460,501
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	5,640,000	1,082,342
		35,327,756
Malaysia 4.2%
Automobiles & Components 0.1%
UMW Holdings Berhad	493,500	923,576
Banks 1.2%
Alliance Financial Group Berhad	809,980	680,049
AMMB Holdings Berhad	867,272	933,579
CIMB Group Holdings Berhad	2,623,624	2,768,834
Hong Leong Bank Berhad	253,144	805,026
Malayan Banking Berhad	2,539,600	4,955,317
Public Bank Berhad	1,558,054	6,716,002
RHB Capital Berhad	358,144	466,998
		17,325,805
Capital Goods 0.4%
Gamuda Berhad	1,163,016	1,238,296
IJM Corp. Berhad	1,427,136	1,137,960
Sime Darby Berhad	1,671,500	3,100,742
		5,476,998
Consumer Services 0.3%
Berjaya Sports Toto Berhad	431,500	312,696
Genting Berhad	1,185,600	2,001,951
Genting Malaysia Berhad	1,636,520	1,688,717
		4,003,364
Security	Number of Shares	Value ($)
Energy 0.1%
Bumi Armada Berhad *	1,198,500	292,317
Petronas Dagangan Berhad	141,000	826,689
SapuraKencana Petroleum Berhad	1,514,980	760,332
		1,879,338
Food, Beverage & Tobacco 0.4%
British American Tobacco Malaysia Berhad	70,500	956,644
Felda Global Ventures Holdings Berhad	634,500	263,383
IOI Corp. Berhad	1,980,392	2,020,334
Kuala Lumpur Kepong Berhad	287,848	1,548,601
PPB Group Berhad	287,848	1,066,604
		5,855,566
Health Care Equipment & Services 0.1%
IHH Healthcare Berhad	1,410,000	2,096,482
Materials 0.2%
Lafarge Malaysia Berhad	211,500	451,372
Petronas Chemicals Group Berhad	1,480,500	2,340,190
		2,791,562
Media 0.0%
Astro Malaysia Holdings Berhad	988,900	660,967
Real Estate 0.1%
IOI Properties Group Berhad	987,000	509,240
KLCCP Stapled Group	217,044	356,310
SP Setia Berhad Group	1,142,316	865,310
UEM Sunrise Berhad	542,400	143,741
		1,874,601
Telecommunication Services 0.5%
Axiata Group Berhad	1,992,752	2,864,815
DiGi.com Berhad	1,922,500	2,254,339
Maxis Berhad	1,118,424	1,720,652
Telekom Malaysia Berhad	352,500	538,174
		7,377,980
Transportation 0.2%
AirAsia Berhad	410,100	130,801
Malaysia Airports Holdings Berhad	352,500	448,065
MISC Berhad	846,000	1,833,265
		2,412,131
Utilities 0.6%
Petronas Gas Berhad	393,436	2,114,811
Tenaga Nasional Berhad	1,552,674	4,864,851
YTL Corp. Berhad	2,688,112	996,064
YTL Power International Berhad	1,842,301	669,692
		8,645,418
		61,323,788
Mexico 5.7%
Banks 0.7%
Grupo Elektra S.A.B. de C.V.	21,150	453,338
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,098,662	5,920,707
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	998,105	1,905,932
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	631,350	1,224,605
		9,504,582
    7

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.3%
Alfa S.A.B. de C.V., A Shares	1,375,493	2,777,326
Grupo Carso S.A.B. de C.V., Series A1	217,284	960,545
Promotora y Operadora de Infraestructura S.A.B. de C.V. *	82,168	997,486
		4,735,357
Consumer Services 0.0%
Alsea S.A.B. de C.V.	198,693	706,661
Diversified Financials 0.1%
Gentera S.A.B. de C.V.	564,000	1,102,459
Food & Staples Retailing 0.6%
Controladora Comercial Mexicana S.A.B. de C.V.	282,000	891,545
Organizacion Soriana S.A.B. de C.V., B Shares *	81,868	197,102
Wal-Mart de Mexico S.A.B. de C.V.	2,791,283	7,375,738
		8,464,385
Food, Beverage & Tobacco 1.2%
Arca Continental S.A.B. de C.V.	172,735	1,085,445
Coca-Cola Femsa S.A.B. de C.V., Series L	229,275	1,768,369
Fomento Economico Mexicano S.A.B. de C.V.	1,093,150	10,560,885
Gruma S.A.B. de C.V., B Shares	70,500	1,024,386
Grupo Bimbo S.A.B. de C.V., Series A *	987,000	2,726,940
Grupo Lala S.A.B. de C.V.	298,429	723,159
		17,889,184
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	423,000	997,767
Materials 0.8%
Alpek S.A.B. de C.V.	338,840	538,479
Cemex S.A.B. de C.V., Series CPO *	6,324,923	4,003,068
Grupo Mexico S.A.B. de C.V., Series B	1,960,180	4,283,688
Industrias CH S.A.B. de C.V., Series B *	70,500	245,302
Industrias Penoles S.A.B. de C.V.	70,500	880,592
Mexichem S.A.B. de C.V.	634,500	1,568,101
		11,519,230
Media 0.5%
Grupo Televisa S.A.B., Series CPO	1,334,209	7,500,205
Real Estate 0.2%
Concentradora Fibra Danhos S.A. de C.V.	163,936	361,121
Fibra Uno Administracion S.A. de C.V.	996,599	2,311,154
		2,672,275
Retailing 0.1%
El Puerto de Liverpool S.A.B. de C.V., Series C1	70,198	926,575
Telecommunication Services 0.8%
America Movil S.A.B. de C.V., Series L	14,270,972	11,541,561
Security	Number of Shares	Value ($)
Transportation 0.3%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	146,247	1,328,077
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	141,000	2,131,303
OHL Mexico S.A.B. de C.V. *	423,000	504,105
		3,963,485
Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	120,010	525,468
		82,049,194
Peru 0.2%
Banks 0.2%
Credicorp Ltd.	26,790	2,829,292
Materials 0.0%
Companhia de Minas Buenaventura S.A. ADR	123,650	586,101
		3,415,393
Philippines 1.9%
Banks 0.3%
Bank of the Philippine Islands	797,803	1,413,164
BDO Unibank, Inc.	888,360	1,903,359
Metropolitan Bank & Trust Co.	454,458	776,069
		4,092,592
Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	987,000	1,185,070
Alliance Global Group, Inc.	2,185,500	820,605
DMCI Holdings, Inc.	2,467,500	705,598
JG Summit Holdings, Inc.	1,034,401	1,552,479
LT Group, Inc.	1,551,000	490,240
SM Investments Corp.	147,049	2,635,902
		7,389,894
Consumer Services 0.1%
Jollibee Foods Corp.	225,600	961,935
Diversified Financials 0.2%
Ayala Corp.	122,048	1,923,667
GT Capital Holdings, Inc.	28,200	756,746
		2,680,413
Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	437,100	1,873,021
Real Estate 0.3%
Ayala Land, Inc.	2,820,000	2,024,968
Megaworld Corp.	5,376,718	506,420
SM Prime Holdings, Inc.	4,794,160	2,186,560
		4,717,948
Telecommunication Services 0.1%
Globe Telecom, Inc.	6,828	289,691
Philippine Long Distance Telephone Co.	45,202	1,965,721
		2,255,412
Transportation 0.1%
International Container Terminal Services, Inc.	545,131	849,960
8

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.2%
Aboitiz Power Corp.	1,248,916	1,112,738
Energy Development Corp.	6,065,892	797,805
Manila Electric Co.	84,600	548,805
		2,459,348
		27,280,523
Poland 1.5%
Banks 0.5%
Bank Handlowy w Warszawie S.A.	30,315	538,117
Bank Millennium S.A. *	296,100	387,355
Bank Pekao S.A.	63,450	2,150,435
Bank Zachodni WBK S.A. *	15,087	972,284
mBank S.A. *	9,648	716,129
Powszechna Kasa Oszczednosci Bank Polski S.A. *	431,460	2,875,511
		7,639,831
Consumer Durables & Apparel 0.1%
LPP S.A.	705	1,186,928
Energy 0.3%
Polski Koncern Naftowy Orlen S.A.	165,078	2,773,106
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,017,825	1,356,681
		4,129,787
Food & Staples Retailing 0.0%
Eurocash S.A.	22,246	286,069
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	296,100	2,826,451
Materials 0.1%
Grupa Azoty S.A. *	6,528	174,268
KGHM Polska Miedz S.A.	84,039	1,502,571
		1,676,839
Media 0.1%
Cyfrowy Polsat S.A. *	153,160	911,290
Software & Services 0.0%
Asseco Poland S.A.	31,492	446,632
Telecommunication Services 0.0%
Orange Polska S.A.	340,515	569,244
Utilities 0.2%
Enea S.A.	124,080	353,484
Energa S.A.	126,900	428,361
PGE S.A.	435,045	1,426,571
Tauron Polska Energia S.A.	407,641	286,294
		2,494,710
		22,167,781
Russia 4.1%
Banks 0.6%
Sberbank of Russia *	4,711,001	7,339,598
VTB Bank PJSC GDR - Reg’d	600,000	1,279,200
		8,618,798
Diversified Financials 0.1%
Moscow Exchange MICEX-RTS PJSC	939,326	1,343,976
Security	Number of Shares	Value ($)
Energy 2.1%
Gazprom PAO	1	2
Gazprom PAO ADR	2,817,732	11,640,051
LUKOIL PJSC *	245,625	9,424,101
NovaTek OAO *	400,000	3,760,930
Rosneft OJSC GDR - Reg'd	385,518	1,549,782
Surgutneftegas OAO *	2,225,358	1,128,726
Tatneft PAO *	1	5
Tatneft PAO ADR	97,353	2,867,046
		30,370,643
Food & Staples Retailing 0.5%
Magnit PJSC GDR - Reg'd	144,149	6,950,865
Materials 0.5%
Magnitogorsk Iron & Steel Works OJSC *	2,252,785	723,101
MMC Norilsk Nickel PJSC *	1	135
MMC Norilsk Nickel PJSC ADR	256,315	3,466,660
Novolipetsk Steel OJSC GDR - Reg'd	40,363	425,830
PhosAgro OAO GDR - Reg'd	38,260	499,293
Severstal PAO GDR - Reg'd	122,037	1,305,796
Uralkali PJSC GDR - Reg'd *	85,012	1,090,704
		7,511,519
Telecommunication Services 0.2%
MegaFon PJSC GDR - Reg'd	30,023	454,848
Mobile TeleSystems PJSC ADR	184,093	1,297,856
Rostelecom PJSC *	478,753	635,994
		2,388,698
Transportation 0.0%
Aeroflot-Russian Airlines PJSC *	564,000	503,051
Utilities 0.1%
E.ON Russia JSC *	5,398,511	271,529
Federal Grid Co. Unified Energy System JSC *	286,417,095	264,936
Inter RAO JSC *	12,458,000	221,540
Rosseti JSC *	41,929,926	280,553
RusHydro PJSC *	26,592,337	246,006
		1,284,564
		58,972,114
South Africa 9.2%
Banks 0.7%
Barclays Africa Group Ltd.	164,265	1,809,991
Capitec Bank Holdings Ltd.	24,916	1,036,727
Nedbank Group Ltd.	89,535	1,309,806
Standard Bank Group Ltd.	586,754	5,283,227
		9,439,751
Capital Goods 0.4%
Barloworld Ltd.	124,785	661,481
Reunert Ltd.	121,260	576,784
The Bidvest Group Ltd.	159,330	3,724,035
		4,962,300
Consumer Durables & Apparel 0.5%
Steinhoff International Holdings Ltd.	1,173,559	6,888,352
Consumer Services 0.0%
Sun International Ltd.	56,400	352,989
    9

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 1.1%
Brait SE *	128,327	1,426,726
Coronation Fund Managers Ltd.	145,230	612,041
FirstRand Ltd.	1,517,955	4,949,670
Investec Ltd.	162,855	1,366,536
JSE Ltd.	93,803	847,805
PSG Group Ltd.	33,149	620,934
Remgro Ltd.	241,110	4,340,482
RMB Holdings Ltd.	415,245	1,759,752
		15,923,946
Energy 0.5%
Exxaro Resources Ltd.	64,155	200,206
Sasol Ltd.	270,285	7,545,488
		7,745,694
Food & Staples Retailing 0.4%
Clicks Group Ltd.	132,612	892,142
Massmart Holdings Ltd.	55,755	446,581
Pick n Pay Stores Ltd.	110,775	502,406
Shoprite Holdings Ltd.	220,121	2,167,169
The SPAR Group Ltd.	89,535	1,127,508
		5,135,806
Food, Beverage & Tobacco 0.2%
AVI Ltd.	197,834	1,129,108
Pioneer Foods Group Ltd.	46,783	546,667
Tiger Brands Ltd.	79,426	1,835,170
		3,510,945
Health Care Equipment & Services 0.3%
Life Healthcare Group Holdings Ltd.	525,930	1,302,060
Mediclinic International Ltd.	201,295	1,605,334
Netcare Ltd.	783,255	1,955,422
		4,862,816
Insurance 0.5%
Discovery Ltd.	224,758	2,248,204
MMI Holdings Ltd.	722,625	1,185,666
Sanlam Ltd.	876,550	3,744,485
		7,178,355
Materials 0.6%
AECI Ltd.	86,010	545,764
Anglo American Platinum Ltd. *	27,920	387,240
AngloGold Ashanti Ltd. *	196,695	1,245,644
Gold Fields Ltd.	407,490	1,039,354
Impala Platinum Holdings Ltd. *	275,655	604,453
Mondi Ltd.	66,539	1,516,600
Nampak Ltd.	368,039	647,514
Northam Platinum Ltd. *	122,026	189,555
PPC Ltd.	301,435	349,932
Sappi Ltd. *	298,215	1,294,609
Sibanye Gold Ltd.	397,756	521,882
		8,342,547
Media 2.0%
Naspers Ltd., N Shares	196,170	29,314,491
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	157,425	3,412,804
Real Estate 0.4%
Fortress Income Fund Ltd.	303,357	849,063
Fortress Income Fund Ltd., A Shares	303,357	357,002
Security	Number of Shares	Value ($)
Growthpoint Properties Ltd.	1,189,119	1,989,836
Hyprop Investments Ltd.	102,596	857,054
Redefine Properties Ltd.	1,664,754	1,217,972
Resilient REIT Ltd.	105,365	909,705
		6,180,632
Retailing 0.6%
Imperial Holdings Ltd.	99,405	1,047,475
Mr Price Group Ltd.	108,761	1,516,092
The Foschini Group Ltd.	85,755	770,189
Truworths International Ltd.	234,765	1,538,671
Woolworths Holdings Ltd.	508,314	3,595,564
		8,467,991
Software & Services 0.0%
EOH Holdings Ltd.	35,461	374,013
Telecommunication Services 0.8%
MTN Group Ltd.	856,445	8,621,467
Telkom S.A. SOC Ltd.	155,100	664,822
Vodacom Group Ltd.	185,415	1,877,295
		11,163,584
Transportation 0.0%
Grindrod Ltd.	210,795	197,492
		133,454,508
Taiwan 14.3%
Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	1,157,277	1,939,313
Yulon Motor Co., Ltd.	388,192	387,692
		2,327,005
Banks 1.4%
Chang Hwa Commercial Bank Ltd.	2,610,094	1,279,379
China Development Financial Holding Corp.	6,350,308	1,636,116
CTBC Financial Holding Co., Ltd.	7,828,623	4,101,141
E.Sun Financial Holding Co., Ltd.	3,548,587	2,136,197
Far Eastern International Bank	1,361,524	409,183
First Financial Holding Co., Ltd.	3,554,945	1,655,388
Hua Nan Financial Holdings Co., Ltd.	3,446,715	1,610,269
Mega Financial Holding Co., Ltd.	4,935,548	3,402,053
SinoPac Financial Holdings Co., Ltd.	4,508,734	1,395,080
Taishin Financial Holding Co., Ltd.	3,924,848	1,394,775
Taiwan Cooperative Financial Holding Co., Ltd.	3,375,863	1,437,550
		20,457,131
Capital Goods 0.2%
Far Eastern New Century Corp.	2,242,799	1,813,917
Taiwan Glass Industry Corp. *	731,252	252,025
Teco Electric & Machinery Co., Ltd.	905,000	705,602
Walsin Lihwa Corp. *	2,820,000	609,062
		3,380,606
Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	150,000	440,230
Consumer Durables & Apparel 0.3%
Eclat Textile Co., Ltd.	90,000	1,210,404
Feng TAY Enterprise Co., Ltd.	120,000	659,886
Formosa Taffeta Co., Ltd.	705,000	657,657
10

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Giant Manufacturing Co., Ltd.	121,752	822,447
Pou Chen Corp.	1,173,792	1,562,443
		4,912,837
Diversified Financials 0.6%
Capital Securities Corp.	1,142,789	329,092
Fubon Financial Holding Co., Ltd.	3,651,114	5,816,369
Yuanta Financial Holding Co., Ltd.	4,802,700	1,817,087
		7,962,548
Energy 0.2%
Formosa Petrochemical Corp.	905,660	2,141,932
Food & Staples Retailing 0.1%
President Chain Store Corp.	250,400	1,603,260
Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	2,385,676	3,932,031
Insurance 0.4%
Cathay Financial Holding Co., Ltd.	3,638,189	5,088,025
Shin Kong Financial Holding Co., Ltd.	4,632,308	1,016,094
		6,104,119
Materials 1.6%
Asia Cement Corp.	1,079,286	914,229
China Steel Corp.	5,847,956	3,251,651
Eternal Materials Co., Ltd.	157,000	149,343
Formosa Chemicals & Fibre Corp.	2,177,008	4,708,559
Formosa Plastics Corp.	2,606,560	5,885,162
Nan Ya Plastics Corp.	2,933,816	5,266,884
Taiwan Cement Corp.	1,599,246	1,442,859
Taiwan Fertilizer Co., Ltd.	183,508	225,998
YFY, Inc.	1,410,000	457,876
		22,302,561
Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	860,276	355,791
Retailing 0.1%
Hotai Motor Co., Ltd.	181,160	1,959,117
Semiconductors & Semiconductor Equipment 4.7%
Advanced Semiconductor Engineering, Inc.	3,067,524	3,228,033
Epistar Corp.	493,828	337,368
Hermes Microvision, Inc.	26,000	927,945
Inotera Memories, Inc. *	1,164,000	788,077
MediaTek, Inc.	709,713	5,663,876
Novatek Microelectronics Corp.	301,608	1,094,925
Realtek Semiconductor Corp.	222,336	459,085
Siliconware Precision Industries Co., Ltd. ADR	333,717	2,249,252
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,235,192	50,872,970
United Microelectronics Corp. ADR	1,209,386	2,237,364
Vanguard International Semiconductor Corp.	450,000	544,544
		68,403,439
Technology Hardware & Equipment 3.4%
Acer, Inc. *	1,410,086	522,702
Advantech Co., Ltd.	162,516	1,067,940
Asustek Computer, Inc.	330,426	2,733,136
AU Optronics Corp. ADR	436,138	1,168,850
Catcher Technology Co., Ltd.	349,224	3,380,761
Chicony Electronics Co., Ltd.	231,952	535,077
Security	Number of Shares	Value ($)
Compal Electronics, Inc.	2,118,638	1,174,786
Delta Electronics, Inc.	981,700	4,706,698
Foxconn Technology Co., Ltd.	581,699	1,304,466
Hon Hai Precision Industry Co., Ltd.	6,749,969	17,370,179
HTC Corp.	308,778	767,168
Innolux Corp.	4,718,029	1,443,941
Inventec Corp.	1,653,145	962,250
Largan Precision Co., Ltd.	49,256	3,795,075
Lite-On Technology Corp.	1,029,601	1,056,664
Pegatron Corp.	961,657	2,536,568
Quanta Computer, Inc.	1,410,000	2,202,990
Synnex Technology International Corp.	711,101	689,490
TPK Holding Co., Ltd.	132,756	377,827
Unimicron Technology Corp.	990,348	450,544
Wistron Corp.	1,550,668	809,965
		49,057,077
Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd. ADR	196,708	5,979,923
Far EasTone Telecommunications Co., Ltd.	739,280	1,555,926
Taiwan Mobile Co., Ltd.	817,524	2,469,453
		10,005,302
Transportation 0.1%
China Airlines Ltd. *	1,637,872	541,910
Eva Airways Corp. *	1,211,675	608,770
Evergreen Marine Corp., Ltd.	1,422,380	564,298
U-Ming Marine Transport Corp.	191,576	153,474
		1,868,452
		207,213,438
Thailand 2.7%
Banks 0.6%
Bangkok Bank PCL NVDR	282,000	1,317,941
Kasikornbank PCL NVDR	576,900	2,752,508
Krung Thai Bank PCL NVDR	1,765,700	837,525
The Siam Commercial Bank PCL NVDR	775,500	2,845,375
TMB Bank PCL NVDR	7,402,500	537,012
		8,290,361
Capital Goods 0.0%
Berli Jucker PCL NVDR	211,500	218,345
Consumer Services 0.1%
Minor International PCL NVDR	1,079,580	1,106,991
Energy 0.4%
Banpu PCL NVDR	705,000	379,646
IRPC PCL NVDR	5,724,200	670,805
PTT Exploration & Production PCL NVDR	728,304	1,325,944
PTT PCL NVDR	425,600	3,040,000
Thai Oil PCL NVDR	297,700	485,922
		5,902,317
Food & Staples Retailing 0.3%
Big C Supercenter PCL NVDR	141,000	786,830
CP ALL PCL NVDR	2,199,500	2,884,389
		3,671,219
    11

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,794,800	1,046,633
Health Care Equipment & Services 0.1%
Bangkok Dusit Medical Services PCL NVDR	1,655,700	937,799
Bumrungrad Hospital PCL	120,600	743,655
Bumrungrad Hospital PCL NVDR	40,000	246,652
		1,928,106
Materials 0.3%
Indorama Ventures PCL NVDR	458,900	291,934
PTT Global Chemical PCL NVDR	987,014	1,452,706
The Siam Cement PCL NVDR	159,400	2,001,395
		3,746,035
Media 0.0%
BEC World PCL NVDR	775,500	714,049
Real Estate 0.1%
Central Pattana PCL NVDR	847,200	1,093,276
Land & Houses PCL NVDR	1,410,000	359,975
		1,453,251
Retailing 0.0%
Home Product Center PCL NVDR	1,085,619	213,550
Technology Hardware & Equipment 0.0%
Delta Electronics Thailand PCL NVDR	124,800	295,982
Telecommunication Services 0.4%
Advanced Info Service PCL NVDR	634,500	3,531,885
Intouch Holding PCL NVDR	775,500	1,428,097
Total Access Communication PCL NVDR	322,200	411,290
True Corp. PCL NVDR *	4,407,807	1,039,229
		6,410,501
Transportation 0.2%
Airports of Thailand PCL NVDR	236,500	2,052,218
BTS Group Holdings PCL	1,654,100	440,755
		2,492,973
Utilities 0.1%
Electricity Generating PCL NVDR	141,000	607,826
Glow Energy PCL NVDR	216,000	497,210
		1,105,036
		38,595,349
Turkey 1.7%
Banks 0.6%
Akbank T.A.S.	905,661	2,159,378
Turkiye Garanti Bankasi A/S	1,039,170	2,617,142
Turkiye Halk Bankasi A/S	275,709	1,033,968
Turkiye Is Bankasi, C Shares	749,688	1,220,032
Turkiye Vakiflar Bankasi T.A.O., Class D	602,889	825,563
Yapi ve Kredi Bankasi A/S	459,272	530,932
		8,387,015
Capital Goods 0.2%
Enka Insaat ve Sanayi A/S	314,810	518,816
KOC Holding A/S	425,593	1,755,672
		2,274,488
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.0%
Arcelik A/S	105,045	571,034
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	418,111	1,172,408
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S *	69,110	1,710,808
Food & Staples Retailing 0.2%
BIM Birlesik Magazalar A/S	110,842	2,078,407
Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	132,736	910,634
Coca-Cola Icecek A/S	31,030	406,758
		1,317,392
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	719,914	931,318
Koza Altin Isletmeleri A/S	49,386	200,501
Petkim Petrokimya Holding A/S *	467,438	715,671
		1,847,490
Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,552,841	1,485,257
Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	226,231	467,017
Turkcell Iletisim Hizmetleri A/S	413,835	1,580,447
		2,047,464
Transportation 0.1%
TAV Havalimanlari Holding A/S	55,116	398,982
Turk Hava Yollari Anonim Ortakligi *	375,483	989,575
		1,388,557
		24,280,320
United Arab Emirates 1.0%
Banks 0.3%
Abu Dhabi Commercial Bank PJSC	862,645	1,467,862
Dubai Islamic Bank PJSC	372,240	648,599
First Gulf Bank PJSC	617,851	2,018,544
Union National Bank PJSC	478,838	663,559
		4,798,564
Capital Goods 0.0%
Arabtec Holding PJSC *	1,521,116	455,542
Diversified Financials 0.0%
Dubai Financial Market PJSC	1,461,016	473,342
Energy 0.1%
Dana Gas PJSC *	4,790,609	626,044
Real Estate 0.4%
Aldar Properties PJSC	1,772,370	1,129,129
DAMAC Properties Dubai Co. PJSC	850,802	581,400
Deyaar Development PJSC *	1,052,565	146,721
Emaar Malls Group PJSC *	1,034,940	805,850
Emaar Properties PJSC	1,895,202	2,977,176
		5,640,276
12

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.2%
DP World Ltd.	109,287	2,043,667
		14,037,435
Total Common Stock
(Cost $1,605,778,968)		1,418,351,241

Preferred Stock 1.8% of net assets
Brazil 1.4%
Banks 0.6%
Banco Bradesco S.A.	1,220,100	6,575,529
Itausa - Investimentos Itau S.A.	1,629,092	3,013,873
		9,589,402
Energy 0.3%
Petroleo Brasileiro S.A. *	2,078,055	4,067,183
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	70,500	881,509
Materials 0.1%
Braskem S.A., A Shares	75,962	508,242
Gerdau S.A.	449,790	700,134
Suzano Papel e Celulose S.A., A Shares	141,000	683,619
		1,891,995
Retailing 0.1%
Lojas Americanas S.A.	264,375	1,163,052
Telecommunication Services 0.1%
Telefonica Brasil S.A.	175,704	1,658,917
Utilities 0.1%
Companhia Energetica de Minas Gerais	392,579	661,169
Companhia Energetica de Sao Paulo, B Shares	92,645	318,206
Companhia Paranaense de Energia - Copel, B Shares	70,500	516,312
		1,495,687
		20,747,745
Colombia 0.1%
Banks 0.0%
Grupo Aval Acciones y Valores S.A.	1,380,390	477,921
Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	51,016	508,819
		986,740
Russia 0.3%
Energy 0.3%
AK Transneft OAO *	450	1,028,805
Surgutneftegas OAO *	4,776,053	3,057,729
		4,086,534
Total Preferred Stock
(Cost $50,688,690)		25,821,019

Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Malaysia 0.0%
Banks 0.0%
Hong Leong Bank Berhad *	39,863	24,774
Total Rights
(Cost $—)		24,774

Other Investment Companies 0.5% of net assets
United States 0.5%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	2,873,195	2,873,195
Securities Lending Collateral 0.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	3,773,410	3,773,410
Total Other Investment Companies
(Cost $6,646,605)		6,646,605

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $1,675,164,433 and the unrealized appreciation and depreciation were $94,990,998 and ($319,311,792), respectively, with a net unrealized depreciation of ($224,320,794).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,495,362.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,424,178 or 0.6% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $3,390,271 or 0.2% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
    13

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long expires 12/18/15	80	3,280,000	(112,943)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,004,499,404	$—	$—	$1,004,499,404
China [1]	366,613,606	—	—	366,613,606
Capital Goods	27,610,689	—	799,190	28,409,879
Transportation	7,739,684	—	3,855,175	11,594,859
Colombia [1]	5,487,969	—	—	5,487,969
Diversified Financials	1,739,846	—	5,678	1,745,524
Preferred Stock[1]	25,821,019	—	—	25,821,019
Rights [1]	24,774	—	—	24,774
Other Investment Companies[1]	6,646,605	—	—	6,646,605
Total	$1,446,183,596	$—	$4,660,043	$1,450,843,639
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($112,943)	$—	$—	($112,943)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Common Stock
China	$4,014,121	$—	($259,500)	$536,671	$—	$677,064	($313,991)	$4,654,365
Pakistan	137,863	(37,191)	24,718	—	(125,390)	—	—	—
Colombia	—	(17)	(1,646)	7,341	—	—	—	5,678
Total	$4,151,984	($37,208)	($236,428)	$544,012	($125,390)	$677,064	($313,991)	$4,660,043
14

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended November 30, 2015. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2015.
    15

Schwab International Equity ETFs
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
16

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451NOV15
17

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	4,608,332,417	5,432,237,220
0.0%	Rights	21,490	18,267
0.8%	Other Investment Companies	45,981,540	45,981,540
100.4%	Total Investments	4,654,335,447	5,478,237,027
(0.4%)	Other Assets and Liabilities, Net		(21,375,075)
100.0%	Net Assets		5,456,861,952

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	15,510	353,008
Autoliv, Inc.	22,160	2,788,393
BorgWarner, Inc.	56,472	2,410,790
Cooper Tire & Rubber Co.	13,620	571,904
Cooper-Standard Holding, Inc. *	6,604	488,300
Dana Holding Corp.	36,924	607,030
Delphi Automotive plc	68,376	6,008,883
Dorman Products, Inc. *	8,688	414,591
Drew Industries, Inc.	4,516	272,902
Ford Motor Co.	937,523	13,434,705
General Motors Co.	346,517	12,543,915
Gentex Corp.	66,360	1,110,535
Gentherm, Inc. *	7,768	394,925
Harley-Davidson, Inc.	52,322	2,559,592
Johnson Controls, Inc.	157,735	7,255,810
Lear Corp.	18,544	2,334,690
Standard Motor Products, Inc.	5,312	221,829
Tenneco, Inc. *	13,532	729,104
Tesla Motors, Inc. *(a)	24,582	5,660,251
The Goodyear Tire & Rubber Co.	65,606	2,288,337
Thor Industries, Inc.	10,860	629,011
Visteon Corp. *	8,748	1,048,973
		64,127,478
Banks 6.2%
Ameris Bancorp	9,124	311,950
Arrow Financial Corp.	9,324	265,454
Associated Banc-Corp.	45,932	942,065
Astoria Financial Corp.	19,577	315,581
BancFirst Corp.	4,359	281,025
BancorpSouth, Inc.	21,990	591,531
Bank of America Corp.	2,524,112	43,995,290
Bank of Hawaii Corp.	10,860	751,403
Security	Number of Shares	Value ($)
Bank of the Ozarks, Inc.	17,376	943,169
BankUnited, Inc.	24,417	922,963
Banner Corp.	9,544	501,060
BB&T Corp.	185,453	7,162,195
BBCN Bancorp, Inc.	9,486	179,380
Beneficial Bancorp, Inc. *	21,446	299,386
Berkshire Hills Bancorp, Inc.	9,124	275,910
BNC Bancorp	11,930	304,215
BofI Holding, Inc. *(a)	12,249	245,347
Boston Private Financial Holdings, Inc.	17,905	216,651
Brookline Bancorp, Inc.	19,578	229,846
Capital Bank Financial Corp., Class A	13,348	450,095
Capitol Federal Financial, Inc.	37,536	486,842
Cardinal Financial Corp.	11,230	276,258
Cathay General Bancorp	17,464	599,365
Centerstate Banks, Inc.	17,948	286,091
Central Pacific Financial Corp.	9,232	214,552
Chemical Financial Corp.	6,674	245,937
CIT Group, Inc.	32,538	1,397,833
Citigroup, Inc.	723,234	39,119,727
Citizens Financial Group, Inc.	128,563	3,423,633
City Holding Co.	4,344	216,852
CoBiz Financial, Inc.	19,654	269,653
Columbia Banking System, Inc.	15,204	540,350
Comerica, Inc.	45,806	2,123,108
Commerce Bancshares, Inc.	23,085	1,060,063
Community Trust Bancorp, Inc.	7,218	264,901
Cullen/Frost Bankers, Inc.	13,532	944,398
Customers Bancorp, Inc. *	10,024	310,744
CVB Financial Corp.	21,934	405,779
Dime Community Bancshares, Inc.	15,036	278,316
Eagle Bancorp, Inc. *	7,031	384,104
East West Bancorp, Inc.	36,924	1,601,763
EverBank Financial Corp.	24,280	419,073
F.N.B. Corp.	46,840	680,117
Fifth Third Bancorp	209,456	4,329,456
First BanCorp (Puerto Rico) *	34,984	131,190
First Citizens BancShares, Inc., Class A	1,547	409,831
First Commonwealth Financial Corp.	28,411	279,564
First Financial Bancorp	29,724	598,939
First Financial Bankshares, Inc. (a)	13,420	481,912
First Financial Corp.	7,818	285,826
First Horizon National Corp.	58,920	876,140
First Interstate BancSystem, Inc., Class A	9,032	274,663
First Merchants Corp.	11,385	309,672
First Midwest Bancorp, Inc.	21,720	424,409
First NBC Bank Holding Co. *	7,318	309,844
First Niagara Financial Group, Inc.	82,980	894,524
First Republic Bank	34,861	2,400,528
FirstMerit Corp.	37,703	762,732
Flagstar Bancorp, Inc. *	4,628	113,664
    1

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Flushing Financial Corp.	13,136	299,107
Fulton Financial Corp.	52,448	758,923
German American Bancorp, Inc.	8,788	303,010
Glacier Bancorp, Inc.	15,839	465,350
Great Southern Bancorp, Inc.	6,012	305,770
Hancock Holding Co.	19,548	569,238
Hanmi Financial Corp.	9,544	249,098
Heartland Financial USA, Inc.	7,018	267,456
Hilltop Holdings, Inc. *	16,064	358,388
Home BancShares, Inc.	17,376	784,005
Huntington Bancshares, Inc.	204,168	2,386,724
IBERIABANK Corp.	9,193	582,560
Independent Bank Corp.	4,616	238,832
International Bancshares Corp.	23,928	730,043
Investors Bancorp, Inc.	81,503	1,044,868
JPMorgan Chase & Co.	884,053	58,948,654
KeyCorp	209,592	2,747,751
Lakeland Bancorp, Inc.	24,792	299,735
Lakeland Financial Corp.	5,108	245,899
LegacyTexas Financial Group, Inc.	8,832	269,464
LendingTree, Inc. *	2,406	245,123
M&T Bank Corp.	39,143	4,905,792
MB Financial, Inc.	13,073	467,229
Meridian Bancorp, Inc.	19,248	282,176
MGIC Investment Corp. *	81,535	777,844
National Bank Holdings Corp., Class A	16,057	364,494
National Penn Bancshares, Inc.	28,814	359,887
Nationstar Mortgage Holdings, Inc. *(a)	17,017	231,772
NBT Bancorp, Inc.	6,240	188,011
New York Community Bancorp, Inc.	104,562	1,714,817
NMI Holdings, Inc., Class A *	30,384	224,538
Northfield Bancorp, Inc.	13,323	212,235
Northwest Bancshares, Inc.	32,580	454,165
Ocwen Financial Corp. *	27,020	192,653
Old National Bancorp	11,816	174,286
Oritani Financial Corp.	15,204	263,637
PacWest Bancorp	34,995	1,645,465
Park National Corp.	5,914	573,717
People's United Financial, Inc.	82,536	1,382,478
PHH Corp. *	13,220	224,343
Pinnacle Financial Partners, Inc.	6,974	378,897
Popular, Inc.	23,902	710,128
PrivateBancorp, Inc.	19,548	862,262
Prosperity Bancshares, Inc.	13,353	739,890
Provident Financial Services, Inc.	17,376	362,811
Radian Group, Inc.	52,138	742,967
Regions Financial Corp.	330,874	3,355,062
Renasant Corp.	4,850	177,171
S&T Bancorp, Inc.	6,575	223,024
Sandy Spring Bancorp, Inc.	4,750	139,555
ServisFirst Bancshares, Inc.	6,212	305,755
Signature Bank *	11,760	1,859,844
Simmons First National Corp., Class A	5,108	294,527
South State Corp.	5,440	427,638
Southside Bancshares, Inc.	11,255	317,841
State Bank Financial Corp.	6,775	157,925
Sterling Bancorp	29,030	509,186
Stock Yards Bancorp, Inc.	3,558	143,281
SunTrust Banks, Inc.	126,532	5,494,019
Security	Number of Shares	Value ($)
SVB Financial Group *	11,760	1,557,965
Synovus Financial Corp.	33,081	1,104,244
Talmer Bancorp, Inc., Class A	15,742	287,606
TCF Financial Corp.	43,688	669,300
Texas Capital Bancshares, Inc. *	8,936	529,726
TFS Financial Corp.	30,408	570,758
The PNC Financial Services Group, Inc.	119,478	11,411,344
Tompkins Financial Corp.	4,812	301,039
Towne Bank	13,536	303,883
TrustCo Bank Corp.	21,850	143,336
Trustmark Corp.	17,376	438,744
U.S. Bancorp	391,032	17,162,395
UMB Financial Corp.	8,688	457,858
Umpqua Holdings Corp.	48,827	874,980
Union Bankshares Corp.	11,115	298,438
United Bankshares, Inc.	15,587	656,524
United Community Banks, Inc.	11,180	233,438
United Financial Bancorp, Inc.	13,324	185,337
Valley National Bancorp	56,629	630,847
Walker & Dunlop, Inc. *	10,849	320,479
Walter Investment Management Corp. *(a)	17,540	255,032
Washington Federal, Inc.	26,064	673,494
Washington Trust Bancorp, Inc.	6,718	274,498
Webster Financial Corp.	22,059	886,992
Wells Fargo & Co.	1,129,806	62,252,311
WesBanco, Inc.	13,922	472,234
Western Alliance Bancorp *	21,834	846,941
Wilshire Bancorp, Inc.	23,360	288,262
Wintrust Financial Corp.	10,860	571,562
WSFS Financial Corp.	7,662	261,734
Zions Bancorp	50,624	1,516,695
		337,996,185
Capital Goods 7.5%
3M Co.	152,734	23,915,090
A.O. Smith Corp.	17,376	1,385,910
AAON, Inc.	10,109	249,793
AAR Corp.	8,688	213,377
Actuant Corp., Class A	19,548	484,008
Acuity Brands, Inc.	10,860	2,507,357
Advanced Drainage Systems, Inc.	8,318	223,006
AECOM *	33,648	1,071,016
Aegion Corp. *	8,908	196,332
Aerojet Rocketdyne Holdings, Inc. *	13,350	234,159
AGCO Corp.	22,120	1,111,751
Air Lease Corp.	20,657	694,695
Aircastle Ltd.	19,548	409,726
Albany International Corp., Class A	6,814	265,473
Allegion plc	22,252	1,495,557
Allison Transmission Holdings, Inc.	39,772	1,112,025
Altra Industrial Motion Corp.	4,950	138,699
Ameresco, Inc., Class A *	5,308	36,254
American Railcar Industries, Inc. (a)	2,525	142,738
American Woodmark Corp. *	3,606	295,728
AMETEK, Inc.	58,644	3,311,040
Apogee Enterprises, Inc.	6,575	330,196
Applied Industrial Technologies, Inc.	10,860	463,179
Armstrong World Industries, Inc. *	11,027	547,821
Astec Industries, Inc.	4,480	180,544
2

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Astronics Corp. *	3,525	136,382
AZZ, Inc.	4,716	280,791
B/E Aerospace, Inc.	22,754	1,051,690
Babcock & Wilcox Enterprises, Inc. *	14,037	268,809
Barnes Group, Inc.	11,044	425,415
Beacon Roofing Supply, Inc. *	10,860	464,482
Briggs & Stratton Corp.	11,101	211,363
Builders FirstSource, Inc. *	21,950	295,447
BWX Technologies, Inc.	28,236	859,786
Carlisle Cos., Inc.	15,204	1,344,794
Caterpillar, Inc.	143,519	10,426,655
Chart Industries, Inc. *	12,440	265,345
Chicago Bridge & Iron Co. N.V. (a)	24,496	1,047,204
CIRCOR International, Inc.	4,344	197,435
CLARCOR, Inc.	13,032	688,481
Colfax Corp. *	22,587	611,430
Columbus McKinnon Corp.	2,468	50,940
Comfort Systems USA, Inc.	9,000	285,660
Continental Building Products, Inc. *	17,768	324,088
Crane Co.	13,032	677,925
Cubic Corp.	5,115	248,384
Cummins, Inc.	41,627	4,178,102
Curtiss-Wright Corp.	10,860	764,653
Danaher Corp.	146,978	14,167,209
Deere & Co.	71,258	5,669,999
DigitalGlobe, Inc. *	15,853	267,916
Donaldson Co., Inc.	34,752	1,091,213
Douglas Dynamics, Inc.	12,130	282,144
Dover Corp.	39,824	2,624,402
DXP Enterprises, Inc. *	7,990	261,673
Dycom Industries, Inc. *	6,997	611,398
Eaton Corp. plc	112,981	6,570,975
EMCOR Group, Inc.	15,204	766,282
Emerson Electric Co.	163,531	8,176,550
Encore Wire Corp.	4,815	210,271
EnerSys	11,054	651,081
Engility Holdings, Inc.	9,424	326,070
EnPro Industries, Inc.	4,496	225,429
ESCO Technologies, Inc.	8,688	340,830
Esterline Technologies Corp. *	8,688	826,055
Fastenal Co.	63,429	2,573,949
Federal Signal Corp.	15,250	257,115
Flowserve Corp.	34,835	1,610,770
Fluor Corp.	33,875	1,646,325
Fortune Brands Home & Security, Inc.	37,424	2,057,197
GATX Corp.	13,032	603,382
Generac Holdings, Inc. *	15,498	497,486
General Cable Corp.	15,374	234,300
General Dynamics Corp.	75,131	11,003,686
General Electric Co.	2,302,244	68,929,185
Gibraltar Industries, Inc. *	4,200	112,098
Global Brass & Copper Holdings, Inc.	12,330	286,796
Graco, Inc.	15,204	1,147,294
Great Lakes Dredge & Dock Corp. *	13,450	60,929
Griffon Corp.	10,925	198,180
H&E Equipment Services, Inc.	8,786	175,808
Harsco Corp.	23,892	249,432
HD Supply Holdings, Inc. *	37,072	1,172,587
HEICO Corp.	4,650	239,382
Hexcel Corp.	22,176	1,044,268
Security	Number of Shares	Value ($)
Hillenbrand, Inc.	17,376	526,319
Honeywell International, Inc.	187,616	19,502,683
Hubbell, Inc., Class A	2,206	270,345
Hubbell, Inc., Class B	13,032	1,293,947
Huntington Ingalls Industries, Inc.	13,032	1,706,149
Hyster-Yale Materials Handling, Inc.	2,830	163,659
IDEX Corp.	19,548	1,540,382
Illinois Tool Works, Inc.	78,547	7,381,847
Ingersoll-Rand plc	61,493	3,607,794
Insteel Industries, Inc.	11,960	291,824
ITT Corp.	21,720	862,501
Jacobs Engineering Group, Inc. *	30,408	1,342,209
John Bean Technologies Corp.	6,575	321,518
Kadant, Inc.	6,212	269,042
Kaman Corp.	6,516	261,552
KBR, Inc.	35,304	686,310
Kennametal, Inc.	19,548	571,779
KLX, Inc. *	11,377	365,202
L-3 Communications Holdings, Inc.	20,576	2,518,708
Lennox International, Inc.	13,032	1,771,309
Lincoln Electric Holdings, Inc.	18,500	1,044,325
Lindsay Corp. (a)	2,393	166,936
Lockheed Martin Corp.	64,213	14,072,921
Lydall, Inc. *	9,324	339,580
Masco Corp.	91,224	2,728,510
Masonite International Corp. *	3,250	214,370
Meritor, Inc. *	24,416	262,228
Moog, Inc., Class A *	13,032	861,024
MSC Industrial Direct Co., Inc., Class A	10,860	670,062
Mueller Industries, Inc.	17,546	552,524
Mueller Water Products, Inc., Class A	36,925	344,141
MYR Group, Inc. *	9,424	199,789
Nordson Corp.	13,032	945,211
Nortek, Inc. *	2,625	126,368
Northrop Grumman Corp.	45,019	8,389,741
Orbital ATK, Inc.	12,584	1,081,091
Oshkosh Corp.	21,720	952,639
Owens Corning	26,339	1,233,719
PACCAR, Inc.	86,880	4,514,285
Parker-Hannifin Corp.	36,924	3,864,466
Pentair plc	46,146	2,616,478
PGT, Inc. *	18,748	208,478
Precision Castparts Corp.	34,752	8,046,478
Primoris Services Corp.	11,258	259,835
Quanex Building Products Corp.	8,732	162,503
Quanta Services, Inc. *	50,209	1,107,108
Raytheon Co.	74,710	9,266,281
RBC Bearings, Inc. *	6,516	460,160
Regal Beloit Corp.	10,860	700,036
Rexnord Corp. *	17,776	363,164
Rockwell Automation, Inc.	34,752	3,699,003
Rockwell Collins, Inc.	32,974	3,056,030
Roper Technologies, Inc.	23,892	4,622,863
Rush Enterprises, Inc., Class A *	6,905	167,999
Sensata Technologies Holding N.V. *	39,837	1,824,933
Simpson Manufacturing Co., Inc.	9,222	342,413
Snap-on, Inc.	13,332	2,295,237
SolarCity Corp. *(a)	12,261	352,626
    3

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A *	31,159	1,634,290
SPX Corp.	9,622	106,227
SPX FLOW, Inc. *	9,622	323,299
Standex International Corp.	2,172	194,112
Stanley Black & Decker, Inc.	37,152	4,055,512
Sun Hydraulics Corp.	4,815	158,558
TAL International Group, Inc. *	16,242	327,764
TASER International, Inc. *	11,750	219,725
Teledyne Technologies, Inc. *	8,735	808,075
Tennant Co.	6,516	405,751
Terex Corp.	28,236	578,273
Textainer Group Holdings Ltd. (a)	14,736	227,376
Textron, Inc.	67,332	2,873,056
The Boeing Co.	153,692	22,354,501
The Gorman-Rupp Co.	10,930	350,962
The Greenbrier Cos., Inc. (a)	11,825	400,631
The Manitowoc Co., Inc. (a)	36,924	624,016
The Middleby Corp. *	13,131	1,444,935
The Timken Co.	19,548	630,228
The Toro Co.	13,326	1,027,035
Thermon Group Holdings, Inc. *	11,730	213,603
TransDigm Group, Inc. *	11,389	2,672,201
Trex Co., Inc. *	9,880	427,804
TriMas Corp. *	9,307	201,310
Trinity Industries, Inc.	39,096	1,061,456
Triumph Group, Inc.	11,162	447,038
Tutor Perini Corp. *	9,296	175,137
United Rentals, Inc. *	24,330	1,914,041
United Technologies Corp.	199,926	19,202,892
Univar, Inc. *	11,230	212,696
Universal Forest Products, Inc.	4,416	341,180
USG Corp. *	20,024	482,178
Valmont Industries, Inc.	5,491	643,820
W.W. Grainger, Inc.	13,905	2,788,509
Wabash National Corp. *	15,475	200,711
WABCO Holdings, Inc. *	15,204	1,634,126
Wabtec Corp.	21,920	1,756,230
Watsco, Inc.	6,516	828,249
Watts Water Technologies, Inc., Class A	6,610	366,921
WESCO International, Inc. *	10,860	521,823
Woodward, Inc.	13,032	657,204
Xylem, Inc.	43,440	1,621,181
		407,775,671
Commercial & Professional Services 1.1%
ABM Industries, Inc.	9,244	274,269
Acacia Research Corp.	29,322	173,293
ACCO Brands Corp. *	27,272	210,540
Brady Corp., Class A	10,860	286,595
CEB, Inc.	6,906	533,627
Cintas Corp.	21,462	1,965,705
Clean Harbors, Inc. *	13,032	564,155
Copart, Inc. *	26,504	1,046,113
Covanta Holding Corp.	32,580	526,167
Deluxe Corp.	13,032	764,327
Equifax, Inc.	30,408	3,390,492
Essendant, Inc.	13,032	472,019
Exponent, Inc.	4,916	253,813
FTI Consulting, Inc. *	9,160	342,401
Security	Number of Shares	Value ($)
G&K Services, Inc., Class A	6,516	434,422
Healthcare Services Group, Inc.	17,376	641,869
Herman Miller, Inc.	13,288	421,363
HNI Corp.	13,032	576,796
Huron Consulting Group, Inc. *	5,744	333,209
ICF International, Inc. *	4,550	162,117
IHS, Inc., Class A *	16,011	1,974,316
Insperity, Inc.	6,525	281,619
Interface, Inc.	13,267	263,748
KAR Auction Services, Inc.	33,558	1,272,855
Kelly Services, Inc., Class A	6,975	117,389
Kforce, Inc.	8,800	237,072
Knoll, Inc.	11,037	245,904
Korn/Ferry International	10,930	402,224
ManpowerGroup, Inc.	19,548	1,764,793
Matthews International Corp., Class A	8,688	519,629
McGrath RentCorp	4,746	138,488
Mobile Mini, Inc.	8,688	307,990
Multi-Color Corp.	3,806	237,913
Navigant Consulting, Inc. *	13,084	228,970
Nielsen Holdings plc	83,673	3,905,856
On Assignment, Inc. *	11,985	559,460
Pitney Bowes, Inc.	49,956	1,079,050
Quad/Graphics, Inc.	11,705	120,796
R.R. Donnelley & Sons Co.	42,182	678,708
Republic Services, Inc.	67,373	2,959,696
Robert Half International, Inc.	36,924	1,889,770
Rollins, Inc.	26,298	713,991
RPX Corp. *	25,648	355,738
Steelcase, Inc., Class A	17,822	356,440
Stericycle, Inc. *	21,720	2,622,038
Team, Inc. *	6,516	248,781
Tetra Tech, Inc.	13,632	378,833
The ADT Corp.	44,504	1,578,557
The Advisory Board Co. *	13,850	745,684
The Brink's Co.	13,032	419,370
The Dun & Bradstreet Corp.	9,282	1,000,507
Towers Watson & Co., Class A	15,366	2,066,881
TrueBlue, Inc. *	13,032	381,707
Tyco International plc	110,772	3,911,359
UniFirst Corp.	4,344	471,672
US Ecology, Inc.	5,506	208,347
Verisk Analytics, Inc. *	34,752	2,604,662
WageWorks, Inc. *	7,006	298,035
Waste Connections, Inc.	28,666	1,562,297
Waste Management, Inc.	104,256	5,605,845
West Corp.	15,229	388,340
		58,478,622
Consumer Durables & Apparel 1.6%
Beazer Homes USA, Inc. *	11,525	165,268
Brunswick Corp.	21,720	1,143,124
CalAtlantic Group, Inc. *	17,074	718,815
Callaway Golf Co.	30,178	304,194
Carter's, Inc.	13,646	1,176,695
Cavco Industries, Inc. *	2,316	214,693
Coach, Inc.	65,930	2,094,596
Columbia Sportswear Co.	8,688	406,859
Crocs, Inc. *	23,943	266,366
D.R. Horton, Inc.	76,577	2,474,203
4

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Deckers Outdoor Corp. *	7,216	353,151
Ethan Allen Interiors, Inc.	4,916	139,418
G-III Apparel Group Ltd. *	10,989	504,065
Garmin Ltd.	28,236	1,068,733
GoPro, Inc., Class A *(a)	17,499	356,980
Hanesbrands, Inc.	95,568	2,931,071
Harman International Industries, Inc.	17,376	1,792,508
Hasbro, Inc.	28,236	2,063,769
Helen of Troy Ltd. *	8,802	910,215
Iconix Brand Group, Inc. *(a)	20,054	141,180
Installed Building Products, Inc. *	8,824	221,129
iRobot Corp. *	4,955	163,961
Jarden Corp. *	46,740	2,181,823
Kate Spade & Co. *	26,305	527,152
La-Z-Boy, Inc.	13,566	363,704
Leggett & Platt, Inc.	32,921	1,534,119
Lennar Corp., B Shares	5,812	241,779
Lennar Corp., Class A	43,052	2,204,693
LGI Homes, Inc. *(a)	6,742	224,239
Libbey, Inc.	6,948	174,325
lululemon athletica, Inc. *(a)	24,717	1,181,967
M/I Homes, Inc. *	10,024	234,161
Mattel, Inc.	85,372	2,122,348
Michael Kors Holdings Ltd. *	48,540	2,088,191
Mohawk Industries, Inc. *	15,368	2,930,985
Movado Group, Inc.	4,616	123,478
NACCO Industries, Inc., Class A	2,172	91,789
Newell Rubbermaid, Inc.	69,504	3,104,049
NIKE, Inc., Class B	163,685	21,652,252
NVR, Inc. *	848	1,426,743
Oxford Industries, Inc.	4,346	295,267
Polaris Industries, Inc.	15,318	1,614,977
PulteGroup, Inc.	82,536	1,607,801
PVH Corp.	19,931	1,819,501
Ralph Lauren Corp.	15,204	1,888,489
Skechers U.S.A., Inc., Class A *	26,796	809,239
Smith & Wesson Holding Corp. *	16,036	294,100
Steven Madden Ltd. *	15,767	502,967
Sturm Ruger & Co., Inc.	4,397	229,084
Taylor Morrison Home Corp., Class A *	7,306	127,855
Tempur Sealy International, Inc. *	15,204	1,208,718
Toll Brothers, Inc. *	36,924	1,372,834
TopBuild Corp. *	10,028	305,453
TRI Pointe Group, Inc. *	29,113	406,126
Tupperware Brands Corp.	11,588	657,851
Under Armour, Inc., Class A *	43,484	3,749,190
Unifi, Inc. *	9,124	272,169
Universal Electronics, Inc. *	2,515	133,270
VF Corp.	83,790	5,421,213
Vista Outdoor, Inc. *	13,832	609,300
WCI Communities, Inc. *	10,224	247,523
Whirlpool Corp.	19,276	3,132,736
William Lyon Homes, Class A *	10,424	182,107
Wolverine World Wide, Inc.	26,064	474,104
		89,380,664
Consumer Services 2.3%
Aramark	50,537	1,648,517
Ascent Capital Group, Inc., Class A *	9,024	180,390
Security	Number of Shares	Value ($)
Belmond Ltd., Class A *	21,720	219,372
Biglari Holdings, Inc. *	700	258,321
BJ's Restaurants, Inc. *	5,320	243,656
Bloomin' Brands, Inc.	17,728	306,872
Bob Evans Farms, Inc.	6,651	265,042
Boyd Gaming Corp. *	11,607	227,381
Bright Horizons Family Solutions, Inc. *	9,408	624,033
Brinker International, Inc.	17,871	815,275
Buffalo Wild Wings, Inc. *	4,358	698,326
Caesars Entertainment Corp. *(a)	26,672	225,912
Capella Education Co.	5,112	245,376
Carnival Corp.	106,517	5,382,304
Carriage Services, Inc.	11,430	282,207
Chegg, Inc. *(a)	34,290	248,945
Chipotle Mexican Grill, Inc. *	7,352	4,260,852
Choice Hotels International, Inc.	9,807	500,942
Churchill Downs, Inc.	4,819	708,152
Chuy's Holdings, Inc. *	8,218	273,248
Cracker Barrel Old Country Store, Inc. (a)	6,516	820,495
Darden Restaurants, Inc.	32,580	1,830,019
Dave & Buster's Entertainment, Inc. *	5,912	226,666
Denny's Corp. *	21,950	211,598
DeVry Education Group, Inc.	4,463	105,996
DineEquity, Inc.	4,879	413,934
Domino's Pizza, Inc.	13,182	1,416,670
Dunkin' Brands Group, Inc.	24,593	1,043,235
Extended Stay America, Inc.	13,062	223,491
Graham Holdings Co., Class B	1,012	547,745
Grand Canyon Education, Inc. *	11,064	438,356
H&R Block, Inc.	69,674	2,556,339
Hilton Worldwide Holdings, Inc.	126,391	2,934,799
Houghton Mifflin Harcourt Co. *	25,260	499,138
Hyatt Hotels Corp., Class A *	13,138	647,572
International Speedway Corp., Class A	6,658	236,958
Interval Leisure Group, Inc.	11,053	172,648
Isle of Capri Casinos, Inc. *	12,730	234,741
J Alexander's Holdings, Inc. *	3,679	39,145
Jack in the Box, Inc.	9,244	685,350
K12, Inc. *	16,110	163,355
Krispy Kreme Doughnuts, Inc. *	15,375	217,402
La Quinta Holdings, Inc. *	22,400	335,776
Las Vegas Sands Corp.	91,797	4,044,576
LifeLock, Inc. *(a)	27,772	401,028
Marriott International, Inc., Class A	52,900	3,751,139
Marriott Vacations Worldwide Corp.	6,718	408,656
McDonald's Corp.	222,033	25,347,287
MGM Resorts International *	118,149	2,686,708
Norwegian Cruise Line Holdings Ltd. *	33,507	1,924,642
Panera Bread Co., Class A *	6,630	1,205,334
Papa John's International, Inc.	8,944	514,101
Penn National Gaming, Inc. *	15,404	245,694
Pinnacle Entertainment, Inc. *	13,631	446,960
Popeyes Louisiana Kitchen, Inc. *	6,516	377,016
Red Robin Gourmet Burgers, Inc. *	5,252	354,405
Regis Corp. *	13,288	221,378
Royal Caribbean Cruises Ltd.	37,896	3,509,549
Ruby Tuesday, Inc. *	39,708	219,585
    5

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ruth's Hospitality Group, Inc.	15,542	268,099
Scientific Games Corp., Class A *(a)	20,748	191,297
Service Corp. International	50,391	1,403,389
ServiceMaster Global Holdings, Inc. *	20,018	750,275
Six Flags Entertainment Corp.	26,070	1,353,033
Sonic Corp.	15,204	441,828
Sotheby's	15,300	433,143
Starbucks Corp.	361,486	22,191,626
Starwood Hotels & Resorts Worldwide, Inc.	34,782	2,498,739
Steiner Leisure Ltd. *	3,906	245,609
Strayer Education, Inc. *	4,812	284,822
Texas Roadhouse, Inc.	15,204	532,140
The Cheesecake Factory, Inc.	11,302	532,663
The Marcus Corp.	13,136	261,406
The Wendy's Co.	89,052	935,936
Vail Resorts, Inc.	8,688	1,047,773
Wyndham Worldwide Corp.	32,974	2,503,386
Wynn Resorts Ltd.	23,173	1,454,569
Yum! Brands, Inc.	98,117	7,114,464
Zoe's Kitchen, Inc. *(a)	7,882	268,146
		123,986,952
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	13,032	2,309,661
Ally Financial, Inc. *	102,511	2,046,120
American Express Co.	205,755	14,740,288
Ameriprise Financial, Inc.	42,869	4,842,054
Arlington Asset Investment Corp., Class A (a)	16,142	224,697
Berkshire Hathaway, Inc., Class B *	448,987	60,204,667
BGC Partners, Inc., Class A	28,754	261,230
BlackRock, Inc.	30,545	11,109,827
Capital One Financial Corp.	131,476	10,322,181
Cash America International, Inc.	6,659	224,741
CBOE Holdings, Inc.	23,934	1,728,274
CME Group, Inc.	76,100	7,431,165
Cohen & Steers, Inc.	6,516	201,735
Cowen Group, Inc., Class A *	50,538	240,056
Credit Acceptance Corp. *(a)	2,172	435,312
Diamond Hill Investment Group, Inc.	1,300	286,247
Discover Financial Services	105,028	5,961,389
E*TRADE Financial Corp. *	67,780	2,062,545
Eaton Vance Corp.	28,236	1,014,237
Encore Capital Group, Inc. *	4,616	152,190
Evercore Partners, Inc., Class A	9,658	536,309
FactSet Research Systems, Inc.	10,860	1,841,096
Federated Investors, Inc., Class B	26,064	816,324
Financial Engines, Inc.	10,860	391,286
FNFV Group *	21,754	243,427
Franklin Resources, Inc.	93,882	3,935,533
GAMCO Investors, Inc., Class A	2,644	173,156
Green Dot Corp., Class A *	17,748	298,521
Greenhill & Co., Inc.	4,938	130,906
HFF, Inc., Class A	10,860	373,258
Interactive Brokers Group, Inc., Class A	15,795	684,871
Intercontinental Exchange, Inc.	26,715	6,941,626
INTL FCStone, Inc. *	9,824	349,538
Invesco Ltd.	103,152	3,475,191
Security	Number of Shares	Value ($)
Investment Technology Group, Inc.	9,232	185,286
Janus Capital Group, Inc.	43,440	685,918
KCG Holdings, Inc., Class A *	22,672	292,696
Lazard Ltd., Class A	32,644	1,516,967
Legg Mason, Inc.	24,885	1,104,396
LendingClub Corp. *	56,795	682,676
Leucadia National Corp.	70,001	1,237,618
LPL Financial Holdings, Inc. (a)	18,539	852,423
MarketAxess Holdings, Inc.	10,148	1,083,603
McGraw Hill Financial, Inc.	67,332	6,495,518
Moelis & Co., Class A	9,524	281,053
Moody's Corp.	42,048	4,335,990
Morgan Stanley	366,648	12,576,026
Morningstar, Inc.	4,658	376,134
MSCI, Inc.	23,859	1,672,993
Nasdaq, Inc.	28,324	1,660,353
Navient Corp.	105,080	1,251,503
Nelnet, Inc., Class A	6,592	217,536
NewStar Financial, Inc. *	10,995	105,882
Northern Trust Corp.	52,128	3,906,472
NorthStar Asset Management Group, Inc.	43,789	595,530
OneMain Holdings, Inc. *	15,665	759,126
Piper Jaffray Cos. *	6,921	280,508
PRA Group, Inc. *	13,032	538,352
Raymond James Financial, Inc.	28,900	1,697,297
Safeguard Scientifics, Inc. *	2,506	40,823
Santander Consumer USA Holdings, Inc. *	20,789	366,718
SEI Investments Co.	30,996	1,685,872
SLM Corp. *	105,080	709,815
State Street Corp.	100,720	7,310,258
Stifel Financial Corp. *	13,707	621,750
Synchrony Financial *	175,313	5,580,213
T. Rowe Price Group, Inc.	60,816	4,631,138
TD Ameritrade Holding Corp.	64,452	2,360,877
The Bank of New York Mellon Corp.	269,920	11,833,293
The Charles Schwab Corp. (b)	278,663	9,393,730
The Goldman Sachs Group, Inc.	96,523	18,341,300
Virtu Financial, Inc., Class A	11,030	245,418
Virtus Investment Partners, Inc.	3,222	438,965
Voya Financial, Inc.	54,481	2,217,377
Waddell & Reed Financial, Inc., Class A	19,848	742,315
Westwood Holdings Group, Inc.	4,812	280,780
WisdomTree Investments, Inc.	39,514	859,430
		258,041,586
Energy 6.4%
Alon USA Energy, Inc.	14,836	260,965
Anadarko Petroleum Corp.	120,460	7,215,554
Antero Resources Corp. *(a)	16,174	333,346
Apache Corp.	93,999	4,622,871
Archrock, Inc.	15,232	161,002
Baker Hughes, Inc.	104,256	5,637,122
Basic Energy Services, Inc. *(a)	13,656	54,487
Bristow Group, Inc.	8,956	273,606
Cabot Oil & Gas Corp.	104,256	1,963,140
California Resources Corp.	143,756	589,400
Cameron International Corp. *	50,991	3,482,175
CARBO Ceramics, Inc. (a)	7,804	145,467
6

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Carrizo Oil & Gas, Inc. *	19,843	801,260
Cheniere Energy, Inc. *	54,896	2,610,305
Chesapeake Energy Corp. (a)	131,360	692,267
Chevron Corp.	454,452	41,500,557
Cimarex Energy Co.	21,720	2,585,114
Clean Energy Fuels Corp. *(a)	54,650	257,401
Cobalt International Energy, Inc. *	85,766	632,095
Columbia Pipeline Group, Inc.	80,085	1,535,229
Concho Resources, Inc. *	30,161	3,300,820
ConocoPhillips	298,276	16,121,818
CONSOL Energy, Inc.	63,074	497,023
Continental Resources, Inc. *	21,998	798,527
Core Laboratories N.V.	10,880	1,285,472
CVR Energy, Inc.	4,344	207,426
Delek US Holdings, Inc.	13,047	361,271
Devon Energy Corp.	93,884	4,319,603
Diamond Offshore Drilling, Inc. (a)	20,452	462,829
Diamondback Energy, Inc. *	15,568	1,214,615
Dril-Quip, Inc. *	9,635	608,065
Energen Corp.	17,376	1,030,223
Ensco plc, Class A	66,679	1,141,544
EOG Resources, Inc.	130,320	10,872,598
EQT Corp.	36,924	2,112,791
Era Group, Inc. *	4,344	51,216
Evolution Petroleum Corp.	4,364	26,839
Exterran Corp. *	7,596	124,347
Exxon Mobil Corp.	1,004,521	82,029,185
FMC Technologies, Inc. *	56,660	1,927,573
Forum Energy Technologies, Inc. *	32,364	506,820
Frank's International N.V.	20,570	347,633
Geospace Technologies Corp. *	1,092	13,901
Gulfport Energy Corp. *	26,849	682,502
Halcon Resources Corp. *(a)	191,340	116,717
Halliburton Co.	207,019	8,249,707
Helix Energy Solutions Group, Inc. *	42,414	274,843
Helmerich & Payne, Inc.	25,092	1,461,609
Hess Corp.	65,261	3,850,399
HollyFrontier Corp.	48,283	2,321,447
Hornbeck Offshore Services, Inc. *	12,570	153,982
Kinder Morgan, Inc.	431,980	10,181,769
Laredo Petroleum, Inc. *	27,116	295,293
Marathon Oil Corp.	161,288	2,824,153
Marathon Petroleum Corp.	133,834	7,817,244
Matador Resources Co. *	29,831	766,657
Matrix Service Co. *	24,730	568,543
McDermott International, Inc. *	116,290	515,165
Memorial Resource Development Corp. *	13,960	227,408
Murphy Oil Corp.	39,632	1,132,683
Nabors Industries Ltd.	74,284	751,011
National Oilwell Varco, Inc.	92,626	3,458,655
Natural Gas Services Group, Inc. *	5,948	138,113
Newfield Exploration Co. *	39,552	1,513,260
Noble Corp. plc (a)	65,520	869,450
Noble Energy, Inc.	104,362	3,826,955
Oasis Petroleum, Inc. *	31,764	364,968
Occidental Petroleum Corp.	187,723	14,189,982
Oceaneering International, Inc.	26,064	1,140,039
ONEOK, Inc.	48,884	1,441,100
Parker Drilling Co. *	94,658	260,309
Parsley Energy, Inc., Class A *	13,960	274,314
PBF Energy, Inc., Class A	21,812	883,168
Security	Number of Shares	Value ($)
PDC Energy, Inc. *	8,688	490,785
Phillips 66	114,144	10,447,600
Pioneer Natural Resources Co.	35,650	5,160,337
QEP Resources, Inc.	48,784	770,787
Range Resources Corp.	39,096	1,117,364
Rice Energy, Inc. *	14,864	200,367
RigNet, Inc. *	3,374	74,532
Rowan Cos. plc, Class A	25,734	523,172
RPC, Inc.	20,324	269,293
RSP Permian, Inc. *	19,120	542,626
Schlumberger Ltd.	305,360	23,558,524
SEACOR Holdings, Inc. *	4,344	246,652
SemGroup Corp., Class A	10,860	377,168
SM Energy Co.	22,597	663,674
Southwestern Energy Co. *	94,261	849,292
Spectra Energy Corp.	163,830	4,292,346
Synergy Resources Corp. *	20,940	238,507
Targa Resources Corp.	11,836	465,155
Teekay Corp.	8,934	248,723
Tesco Corp.	7,786	65,480
Tesoro Corp.	31,364	3,612,192
TETRA Technologies, Inc. *	38,502	358,839
The Williams Cos., Inc.	167,099	6,109,139
Tidewater, Inc. (a)	13,164	125,190
Transocean Ltd. (a)	92,997	1,335,437
Ultra Petroleum Corp. *(a)	37,924	152,075
Valero Energy Corp.	120,033	8,625,571
Weatherford International plc *	180,276	1,948,784
Western Refining, Inc.	15,204	688,133
Whiting Petroleum Corp. *	67,094	1,107,722
World Fuel Services Corp.	17,376	757,420
WPX Energy, Inc. *	58,276	500,008
		351,189,841
Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	8,800	1,023,176
Costco Wholesale Corp.	105,756	17,071,133
CVS Health Corp.	269,233	25,332,133
Ingles Markets, Inc., Class A	5,312	289,345
PriceSmart, Inc.	4,344	404,861
Rite Aid Corp. *	253,663	1,998,864
Smart & Final Stores, Inc. *	15,942	280,101
SpartanNash Co.	6,340	137,071
Sprouts Farmers Market, Inc. *	35,019	845,008
SUPERVALU, Inc. *	50,075	336,504
Sysco Corp.	141,180	5,802,498
The Andersons, Inc.	6,916	238,395
The Kroger Co.	239,208	9,008,573
United Natural Foods, Inc. *	11,860	520,773
Wal-Mart Stores, Inc.	380,213	22,371,733
Walgreens Boots Alliance, Inc.	210,997	17,730,078
Weis Markets, Inc.	4,344	179,972
Whole Foods Market, Inc.	87,822	2,560,011
		106,130,229
Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	473,544	27,276,134
Archer-Daniels-Midland Co.	149,963	5,472,150
B&G Foods, Inc.	13,032	492,349
Blue Buffalo Pet Products, Inc. *(a)	12,130	217,976
    7

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Boulder Brands, Inc. *	10,860	118,700
Brown-Forman Corp., Class A	6,658	755,883
Brown-Forman Corp., Class B	25,065	2,570,165
Bunge Ltd.	34,752	2,314,831
Cal-Maine Foods, Inc. (a)	5,050	275,275
Calavo Growers, Inc.	5,412	306,211
Campbell Soup Co.	41,856	2,186,557
Coca-Cola Bottling Co. Consolidated	1,500	290,505
Coca-Cola Enterprises, Inc.	55,339	2,783,552
ConAgra Foods, Inc.	104,676	4,284,389
Constellation Brands, Inc., Class A	41,670	5,844,634
Darling Ingredients, Inc. *	40,051	438,558
Dean Foods Co.	21,873	410,337
Diamond Foods, Inc. *	8,688	351,690
Dr. Pepper Snapple Group, Inc.	46,463	4,170,054
Flowers Foods, Inc.	39,828	936,755
Fresh Del Monte Produce, Inc.	10,860	474,691
General Mills, Inc.	146,439	8,458,317
Hormel Foods Corp.	34,752	2,603,620
Ingredion, Inc.	19,548	1,926,846
J&J Snack Foods Corp.	5,401	630,189
Kellogg Co.	61,342	4,218,489
Keurig Green Mountain, Inc.	28,701	1,503,932
Lancaster Colony Corp.	4,356	506,429
Landec Corp. *	19,348	247,848
McCormick & Co., Inc. Non-Voting Shares	30,808	2,647,023
Mead Johnson Nutrition Co.	48,096	3,876,057
Molson Coors Brewing Co., Class B	36,924	3,398,116
Mondelez International, Inc., Class A	389,144	16,990,027
Monster Beverage Corp. *	38,823	6,002,424
PepsiCo, Inc.	354,806	35,537,369
Philip Morris International, Inc.	372,923	32,589,741
Pilgrim's Pride Corp.	19,925	428,985
Pinnacle Foods, Inc.	22,053	960,188
Post Holdings, Inc. *	14,795	1,028,548
Reynolds American, Inc.	200,542	9,275,067
Seaboard Corp. *	76	250,800
Snyder's-Lance, Inc. (a)	13,032	483,096
The Boston Beer Co., Inc., Class A *	2,172	463,983
The Coca-Cola Co.	947,492	40,382,109
The Hain Celestial Group, Inc. *	24,271	1,036,372
The Hershey Co.	36,924	3,186,910
The J.M. Smucker Co.	28,503	3,454,279
The Kraft Heinz Co.	144,372	10,638,773
The WhiteWave Foods Co. *	41,304	1,678,182
Tootsie Roll Industries, Inc.	6,957	222,972
TreeHouse Foods, Inc. *	11,951	1,033,283
Tyson Foods, Inc., Class A	67,332	3,366,600
Vector Group Ltd.	22,372	566,235
		261,564,205
Health Care Equipment & Services 4.9%
Abaxis, Inc.	4,955	263,457
Abbott Laboratories	359,508	16,149,099
ABIOMED, Inc. *	6,981	569,440
Acadia Healthcare Co., Inc. *	10,889	751,450
Accuray, Inc. *	40,408	284,472
Aceto Corp.	9,424	265,851
Adeptus Health, Inc., Class A *(a)	2,406	144,577
Security	Number of Shares	Value ($)
Aetna, Inc.	85,595	8,794,886
Alere, Inc. *	19,548	806,746
Align Technology, Inc. *	15,799	1,054,425
Allscripts Healthcare Solutions, Inc. *	45,612	694,671
Amedisys, Inc. *	11,640	472,468
AmerisourceBergen Corp.	49,517	4,884,357
AMN Healthcare Services, Inc. *	16,204	478,018
Amsurg Corp. *	9,951	836,481
Analogic Corp.	2,376	198,515
Anthem, Inc.	60,082	7,833,491
athenahealth, Inc. *	8,688	1,457,412
Atrion Corp.	600	252,540
Baxter International, Inc.	132,492	4,988,324
Becton Dickinson & Co.	50,118	7,530,229
Boston Scientific Corp. *	338,949	6,195,988
Brookdale Senior Living, Inc. *	42,022	944,655
C.R. Bard, Inc.	17,737	3,313,626
Cantel Medical Corp.	9,241	599,094
Capital Senior Living Corp. *	12,030	275,728
Cardinal Health, Inc.	80,658	7,005,147
Cardiovascular Systems, Inc. *	6,529	104,464
Centene Corp. *	26,064	1,505,196
Cerner Corp. *	72,358	4,312,537
Chemed Corp.	4,391	678,366
Cigna Corp.	59,621	8,047,643
Community Health Systems, Inc. *	28,253	817,642
Computer Programs & Systems, Inc.	2,369	115,418
CONMED Corp.	6,553	278,502
Cynosure, Inc., Class A *	9,876	415,385
DaVita HealthCare Partners, Inc. *	42,217	3,083,530
DENTSPLY International, Inc.	34,752	2,108,056
DexCom, Inc. *	19,548	1,661,971
Diplomat Pharmacy, Inc. *	9,476	332,892
Edwards Lifesciences Corp. *	28,236	4,602,468
Endologix, Inc. *	13,153	133,898
Envision Healthcare Holdings, Inc. *	47,179	1,297,422
Express Scripts Holding Co. *	164,874	14,093,430
GenMark Diagnostics, Inc. *	25,166	200,573
Globus Medical, Inc., Class A *	13,561	367,910
Greatbatch, Inc. *	4,750	275,690
Haemonetics Corp. *	13,032	420,152
Halyard Health, Inc. *	11,159	356,976
HCA Holdings, Inc. *	74,199	5,049,984
Health Net, Inc. *	18,574	1,174,991
HealthEquity, Inc. *	12,170	401,610
HealthSouth Corp.	21,720	764,327
HealthStream, Inc. *	9,180	220,504
Healthways, Inc. *	21,690	287,826
HeartWare International, Inc. *	2,702	129,318
Henry Schein, Inc. *	21,720	3,398,746
Hill-Rom Holdings, Inc.	15,204	774,036
HMS Holdings Corp. *	25,166	305,264
Hologic, Inc. *	59,423	2,397,718
Humana, Inc.	36,936	6,229,626
ICU Medical, Inc. *	2,358	267,492
IDEXX Laboratories, Inc. *	26,092	1,847,835
IMS Health Holdings, Inc. *	29,049	805,238
Inogen, Inc. *	4,712	180,234
Inovalon Holdings, Inc., Class A *	11,630	215,853
8

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Integra LifeSciences Holdings Corp. *	6,530	409,496
Intuitive Surgical, Inc. *	8,780	4,565,776
Invacare Corp.	5,038	100,357
K2M Group Holdings, Inc. *	12,230	247,168
Kindred Healthcare, Inc.	21,720	289,962
Laboratory Corp. of America Holdings *	24,186	2,939,566
LDR Holding Corp. *	6,818	184,222
LHC Group, Inc. *	5,312	247,274
LifePoint Health, Inc. *	13,032	933,222
LivaNova plc *	4,738	283,569
Magellan Health, Inc. *	8,688	457,423
Masimo Corp. *	13,032	540,567
McKesson Corp.	56,472	10,692,973
MedAssets, Inc. *	13,058	393,438
Medidata Solutions, Inc. *	12,464	571,225
MEDNAX, Inc. *	22,320	1,592,978
Medtronic plc	343,338	25,867,085
Meridian Bioscience, Inc.	15,204	297,542
Merit Medical Systems, Inc. *	10,860	210,358
Molina Healthcare, Inc. *	9,836	592,717
National HealthCare Corp.	2,225	153,747
Natus Medical, Inc. *	7,073	345,021
Neogen Corp. *	9,278	547,959
Nevro Corp. *	5,512	332,815
NuVasive, Inc. *	11,047	575,991
NxStage Medical, Inc. *	13,458	262,566
Omnicell, Inc. *	6,875	207,350
Orthofix International N.V. *	7,018	277,632
Owens & Minor, Inc.	15,204	585,506
Patterson Cos., Inc.	19,742	899,643
PharMerica Corp. *	11,425	388,678
Premier, Inc., Class A *	8,764	301,131
Quality Systems, Inc.	19,348	314,405
Quest Diagnostics, Inc.	37,224	2,543,144
Quidel Corp. *	7,105	154,107
ResMed, Inc.	34,752	2,070,177
SeaSpine Holdings Corp. *	2,176	35,860
Select Medical Holdings Corp.	19,860	239,710
Sirona Dental Systems, Inc. *	13,107	1,421,847
St. Jude Medical, Inc.	70,315	4,436,876
STERIS plc	13,032	995,384
Stryker Corp.	75,771	7,308,871
Surgical Care Affiliates, Inc. *	6,818	253,425
Team Health Holdings, Inc. *	15,732	867,462
Teleflex, Inc.	10,860	1,430,262
Tenet Healthcare Corp. *	22,778	756,002
The Cooper Cos., Inc.	10,860	1,588,275
The Providence Service Corp. *	5,612	271,733
The Spectranetics Corp. *	9,472	130,998
Triple-S Management Corp., Class B *	12,130	320,717
UnitedHealth Group, Inc.	231,432	26,084,701
Universal American Corp.	19,548	146,219
Universal Health Services, Inc., Class B	21,720	2,639,414
US Physical Therapy, Inc.	5,512	291,254
Varian Medical Systems, Inc. *	26,269	2,122,010
Vascular Solutions, Inc. *	7,318	260,082
VCA, Inc. *	19,548	1,075,726
Veeva Systems, Inc., Class A *	18,713	540,057
Security	Number of Shares	Value ($)
WellCare Health Plans, Inc. *	10,860	895,733
West Pharmaceutical Services, Inc.	17,376	1,095,557
Wright Medical Group N.V. *	8,860	189,781
Zeltiq Aesthetics, Inc. *	9,172	278,645
Zimmer Biomet Holdings, Inc.	41,415	4,183,329
		267,942,590
Household & Personal Products 1.7%
Church & Dwight Co., Inc.	34,752	2,980,679
Colgate-Palmolive Co.	216,065	14,191,149
Coty, Inc., Class A	20,218	561,656
Edgewell Personal Care Co.	15,318	1,233,099
Energizer Holdings, Inc.	15,318	518,055
Herbalife Ltd. *(a)	19,804	1,143,285
HRG Group, Inc. *	36,030	493,251
Kimberly-Clark Corp.	89,826	10,702,768
Nu Skin Enterprises, Inc., Class A (a)	15,204	530,163
Revlon, Inc., Class A *	6,875	188,238
Spectrum Brands Holdings, Inc.	4,786	453,282
The Clorox Co.	30,555	3,797,986
The Estee Lauder Cos., Inc., Class A	53,546	4,504,290
The Procter & Gamble Co.	652,379	48,824,044
USANA Health Sciences, Inc. *	1,800	241,092
WD-40 Co.	2,600	256,802
		90,619,839
Insurance 3.1%
ACE Ltd.	80,564	9,252,775
Aflac, Inc.	103,928	6,780,263
Alleghany Corp. *	3,311	1,686,491
Allied World Assurance Co. Holdings AG	26,064	946,644
Ambac Financial Group, Inc. *	10,965	185,089
American Equity Investment Life Holding Co.	13,631	365,447
American Financial Group, Inc.	17,922	1,326,228
American International Group, Inc.	312,516	19,869,767
American National Insurance Co.	2,299	246,821
AMERISAFE, Inc.	4,350	234,204
AmTrust Financial Services, Inc.	7,049	440,633
Aon plc	66,079	6,260,324
Arch Capital Group Ltd. *	31,426	2,277,442
Argo Group International Holdings Ltd.	7,105	451,381
Arthur J. Gallagher & Co.	35,934	1,572,112
Aspen Insurance Holdings Ltd.	17,376	877,836
Assurant, Inc.	17,978	1,537,479
Assured Guaranty Ltd.	39,671	1,048,901
Axis Capital Holdings Ltd.	24,661	1,381,016
Brown & Brown, Inc.	28,236	916,541
Cincinnati Financial Corp.	36,924	2,256,426
CNA Financial Corp.	8,704	319,785
CNO Financial Group, Inc.	54,708	1,106,743
Employers Holdings, Inc.	8,688	238,138
Endurance Specialty Holdings Ltd.	13,856	913,942
Enstar Group Ltd. *	2,572	396,371
Erie Indemnity Co., Class A	6,530	629,035
Everest Re Group Ltd.	10,136	1,869,484
    9

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
FBL Financial Group, Inc., Class A	4,616	315,365
First American Financial Corp.	26,064	1,027,964
FNF Group	65,269	2,339,894
Genworth Financial, Inc., Class A *	137,178	692,749
Greenlight Capital Re Ltd., Class A *	6,516	134,295
Horace Mann Educators Corp.	9,293	324,604
Infinity Property & Casualty Corp.	2,172	185,706
Kemper Corp.	13,032	535,746
Lincoln National Corp.	61,885	3,403,056
Loews Corp.	74,083	2,807,005
Maiden Holdings Ltd.	11,225	172,977
Markel Corp. *	3,432	3,106,543
Marsh & McLennan Cos., Inc.	128,779	7,121,479
MBIA, Inc. *	54,875	360,529
Mercury General Corp.	8,688	449,604
MetLife, Inc.	269,341	13,760,632
National General Holdings Corp.	11,504	252,053
Old Republic International Corp.	56,616	1,073,439
PartnerRe Ltd.	11,494	1,599,160
Primerica, Inc.	10,860	556,466
Principal Financial Group, Inc.	67,374	3,467,066
ProAssurance Corp.	13,904	735,661
Prudential Financial, Inc.	108,806	9,417,159
Reinsurance Group of America, Inc.	17,376	1,596,507
RenaissanceRe Holdings Ltd.	12,708	1,407,538
RLI Corp.	8,688	527,362
Safety Insurance Group, Inc.	4,344	243,307
Selective Insurance Group, Inc.	13,032	449,734
StanCorp Financial Group, Inc.	10,860	1,234,130
Stewart Information Services Corp.	5,116	221,727
Symetra Financial Corp.	24,365	767,010
The Allstate Corp.	96,648	6,065,628
The Chubb Corp.	56,758	7,408,622
The Hanover Insurance Group, Inc.	9,616	813,514
The Hartford Financial Services Group, Inc.	104,345	4,762,306
The Navigators Group, Inc. *	2,178	187,874
The Progressive Corp.	128,195	3,950,970
The Travelers Cos., Inc.	75,099	8,604,092
Torchmark Corp.	28,003	1,697,542
United Fire Group, Inc.	4,550	182,137
Unum Group	63,376	2,324,632
Validus Holdings Ltd.	21,959	1,036,026
W.R. Berkley Corp.	26,208	1,458,737
White Mountains Insurance Group Ltd.	1,412	1,140,896
Willis Group Holdings plc	40,048	1,840,606
XL Group plc	70,894	2,706,733
		169,854,100
Materials 3.2%
A. Schulman, Inc.	6,669	230,814
Air Products & Chemicals, Inc.	45,689	6,254,367
Airgas, Inc.	15,618	2,158,408
Albemarle Corp.	27,032	1,447,834
Alcoa, Inc.	327,203	3,062,620
AptarGroup, Inc.	15,204	1,132,394
Ashland, Inc.	17,376	1,957,406
Avery Dennison Corp.	22,344	1,473,810
Axalta Coating Systems Ltd. *	31,962	927,537
Security	Number of Shares	Value ($)
Balchem Corp.	8,688	595,041
Ball Corp.	32,946	2,287,111
Bemis Co., Inc.	26,064	1,228,136
Berry Plastics Group, Inc. *	28,713	1,044,005
Boise Cascade Co. *	8,820	276,066
Cabot Corp.	15,204	661,982
Calgon Carbon Corp.	13,102	221,555
Carpenter Technology Corp.	19,731	709,132
Celanese Corp., Series A	39,096	2,766,042
CF Industries Holdings, Inc.	59,453	2,743,161
Chemtura Corp. *	26,064	800,686
Clearwater Paper Corp. *	6,516	318,046
Cliffs Natural Resources, Inc. (a)	59,155	132,507
Commercial Metals Co.	28,236	417,610
Compass Minerals International, Inc.	8,688	731,008
Crown Holdings, Inc. *	35,046	1,819,238
Cytec Industries, Inc.	21,720	1,626,176
Deltic Timber Corp.	2,400	157,344
Domtar Corp.	17,376	713,980
E.I. du Pont de Nemours & Co.	219,750	14,797,965
Eagle Materials, Inc.	11,442	790,413
Eastman Chemical Co.	36,924	2,682,529
Ecolab, Inc.	65,943	7,857,768
Ferro Corp. *	19,825	238,098
Flotek Industries, Inc. *	9,200	105,064
FMC Corp.	32,627	1,401,982
Freeport-McMoRan, Inc.	279,535	2,286,596
Globe Specialty Metals, Inc.	11,323	115,155
Graphic Packaging Holding Co.	78,311	1,070,511
Greif, Inc., Class A	7,518	266,663
H.B. Fuller Co.	11,102	441,971
Hawkins, Inc.	6,718	275,438
Haynes International, Inc.	4,344	169,850
Headwaters, Inc. *	20,540	393,752
Hecla Mining Co.	189,594	365,916
Huntsman Corp.	48,572	608,121
Innophos Holdings, Inc.	6,516	193,656
Innospec, Inc.	3,058	178,587
International Flavors & Fragrances, Inc.	19,548	2,345,956
International Paper Co.	106,451	4,452,845
Intrepid Potash, Inc. *	36,196	129,944
Kaiser Aluminum Corp.	4,344	372,368
KapStone Paper & Packaging Corp.	21,760	528,115
Koppers Holdings, Inc.	12,130	276,928
Kraton Performance Polymers, Inc. *	6,814	151,612
Louisiana-Pacific Corp. *	32,580	599,472
LyondellBasell Industries N.V., Class A	93,369	8,946,618
Martin Marietta Materials, Inc.	13,750	2,164,250
Materion Corp.	4,450	129,139
Mercer International, Inc.	22,960	244,524
Minerals Technologies, Inc.	8,716	536,383
Monsanto Co.	105,804	10,068,309
Myers Industries, Inc.	8,688	134,664
Neenah Paper, Inc.	2,625	174,484
NewMarket Corp.	2,298	949,419
Newmont Mining Corp.	123,960	2,282,104
Nucor Corp.	74,354	3,081,973
Olin Corp.	37,595	818,443
Owens-Illinois, Inc. *	41,268	796,060
P.H. Glatfelter Co.	9,132	162,458
10

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Packaging Corp. of America	23,892	1,624,417
Platform Specialty Products Corp. *	39,810	500,014
PolyOne Corp.	21,720	781,486
PPG Industries, Inc.	66,504	7,032,133
Praxair, Inc.	69,616	7,852,685
Quaker Chemical Corp.	4,344	370,239
Reliance Steel & Aluminum Co.	17,423	1,024,647
Royal Gold, Inc.	15,219	547,123
RPM International, Inc.	32,580	1,530,608
Schnitzer Steel Industries, Inc., Class A	16,142	266,504
Schweitzer-Mauduit International, Inc.	8,688	363,332
Sealed Air Corp.	45,881	2,081,162
Sensient Technologies Corp.	13,032	871,059
Silgan Holdings, Inc.	10,961	595,511
Sonoco Products Co.	23,892	1,046,947
Steel Dynamics, Inc.	52,128	906,506
Stepan Co.	4,344	226,149
Stillwater Mining Co. *	54,249	507,771
Summit Materials, Inc., Class A *	13,032	296,739
The Dow Chemical Co.	269,304	14,038,818
The Mosaic Co.	78,761	2,491,998
The Scotts Miracle-Gro Co., Class A	10,860	757,919
The Sherwin-Williams Co.	20,095	5,547,627
The Valspar Corp.	17,900	1,512,371
United States Steel Corp. (a)	37,142	299,736
US Concrete, Inc. *	5,112	300,228
Vulcan Materials Co.	30,514	3,132,872
W.R. Grace & Co. *	18,047	1,772,576
Westlake Chemical Corp.	8,982	539,369
WestRock Co.	66,879	3,386,084
Worthington Industries, Inc.	15,236	468,812
		174,153,561
Media 3.3%
AMC Entertainment Holdings, Inc., Class A	9,524	242,005
AMC Networks, Inc., Class A *	15,204	1,236,237
Cable One, Inc.	1,012	451,615
Cablevision Systems Corp., Class A	50,620	1,543,910
Carmike Cinemas, Inc. *	5,116	111,785
CBS Corp., Class B Non-Voting Shares	115,590	5,834,983
Charter Communications, Inc., Class A *(a)	18,750	3,513,000
Cinemark Holdings, Inc.	26,064	904,421
Clear Channel Outdoor Holdings, Inc., Class A *	17,796	93,429
Comcast Corp., Class A	509,028	30,979,444
Comcast Corp., Special Class A	88,240	5,386,170
Discovery Communications, Inc., Class A *	35,182	1,095,567
Discovery Communications, Inc., Class C *	65,192	1,928,379
DISH Network Corp., Class A *	50,488	3,166,102
Gannett Co., Inc.	27,231	465,105
Global Eagle Entertainment, Inc. *	22,010	238,368
Gray Television, Inc. *	13,058	218,722
John Wiley & Sons, Inc., Class A	11,260	580,903
Security	Number of Shares	Value ($)
Liberty Broadband Corp., Class A *	5,668	300,461
Liberty Broadband Corp., Class C *	14,258	752,965
Liberty Global plc LiLAC, Class A *	3,311	124,328
Liberty Global plc LiLAC, Class C *	6,744	264,500
Liberty Global plc, Class A *	68,005	2,884,092
Liberty Global plc, Series C *	145,751	5,975,791
Liberty Media Corp., Class A *	24,306	984,636
Liberty Media Corp., Class C *	48,612	1,900,729
Lions Gate Entertainment Corp.	18,780	637,393
Live Nation Entertainment, Inc. *	32,671	829,517
Loral Space & Communications, Inc. *	4,344	192,179
Meredith Corp.	10,860	506,619
MSG Networks, Inc., Class A *	13,485	266,733
National CineMedia, Inc.	15,232	241,732
New Media Investment Group, Inc.	14,864	270,673
News Corp., Class A	118,008	1,693,415
Omnicom Group, Inc.	61,024	4,510,894
Regal Entertainment Group, Class A (a)	19,548	366,525
Rentrak Corp. *	2,558	123,782
Scholastic Corp.	4,746	202,749
Scripps Networks Interactive, Inc., Class A	24,778	1,407,390
Sinclair Broadcast Group, Inc., Class A	16,355	574,061
Sirius XM Holdings, Inc. *	539,916	2,219,055
Starz, Class A *	26,211	924,724
TEGNA, Inc.	54,642	1,543,637
The E.W. Scripps Co., Class A	18,499	405,868
The Interpublic Group of Cos., Inc.	104,291	2,398,693
The Madison Square Garden Co., Class A *	4,495	730,258
The New York Times Co., Class A	39,096	550,472
The Walt Disney Co.	375,890	42,652,238
Time Warner Cable, Inc.	68,898	12,730,283
Time Warner, Inc.	200,853	14,055,693
Time, Inc.	26,457	440,244
Tribune Media Co., Class A	19,008	741,502
Twenty-First Century Fox, Inc., Class A	294,177	8,681,163
Twenty-First Century Fox, Inc., Class B	94,558	2,832,012
Viacom, Inc., Class A	5,612	290,702
Viacom, Inc., Class B	93,487	4,654,718
World Wrestling Entertainment, Inc., Class A (a)	12,730	216,283
		179,068,854
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	402,810	23,423,401
ACADIA Pharmaceuticals, Inc. *	22,470	852,737
Accelerate Diagnostics, Inc. *(a)	13,180	225,773
Acceleron Pharma, Inc. *	6,616	283,628
Achillion Pharmaceuticals, Inc. *	28,801	293,194
Aegerion Pharmaceuticals, Inc. *	17,930	183,603
Affymetrix, Inc. *	17,800	168,566
Agilent Technologies, Inc.	82,536	3,451,656
Agios Pharmaceuticals, Inc. *	4,378	282,775
Akorn, Inc. *	21,425	713,453
Alexion Pharmaceuticals, Inc. *	53,346	9,519,060
    11

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Alkermes plc *	34,820	2,554,395
Allergan plc *	94,419	29,637,180
Alnylam Pharmaceuticals, Inc. *	17,923	1,865,067
AMAG Pharmaceuticals, Inc. *	4,860	129,373
Amgen, Inc.	183,590	29,576,349
Anacor Pharmaceuticals, Inc. *	9,640	1,125,277
ARIAD Pharmaceuticals, Inc. *	44,120	282,809
Array BioPharma, Inc. *	33,550	132,858
Atara Biotherapeutics, Inc. *	5,862	230,377
Baxalta, Inc.	132,492	4,555,075
Bio-Rad Laboratories, Inc., Class A *	4,344	606,944
Bio-Techne Corp.	8,688	792,432
BioCryst Pharmaceuticals, Inc. *	15,620	165,728
Biogen, Inc. *	56,545	16,220,499
BioMarin Pharmaceutical, Inc. *	38,436	3,665,641
Bluebird Bio, Inc. *	7,898	700,948
Bristol-Myers Squibb Co.	401,476	26,902,907
Bruker Corp. *	26,527	600,571
Cambrex Corp. *	6,915	370,851
Catalent, Inc. *	18,532	516,116
Celgene Corp. *	191,346	20,942,820
Celldex Therapeutics, Inc. *	25,578	460,660
Cepheid, Inc. *	17,376	624,493
Charles River Laboratories International, Inc. *	11,154	854,062
Chimerix, Inc. *	7,180	290,072
Clovis Oncology, Inc. *	6,674	209,897
Depomed, Inc. *	13,600	264,384
Dermira, Inc. *	8,824	271,867
Dyax Corp. *	39,998	1,346,333
Dynavax Technologies Corp. *	8,018	223,622
Eagle Pharmaceuticals, Inc. *	3,006	275,470
Eli Lilly & Co.	236,768	19,424,447
Emergent Biosolutions, Inc. *	10,955	412,675
Enanta Pharmaceuticals, Inc. *	6,012	189,378
Endo International plc *	47,992	2,950,548
Epizyme, Inc. *	8,984	144,732
Esperion Therapeutics, Inc. *(a)	5,312	150,914
Exact Sciences Corp. *(a)	20,351	184,991
Exelixis, Inc. *(a)	101,180	578,750
Foundation Medicine, Inc. *	7,442	126,588
Genomic Health, Inc. *	4,742	143,777
Gilead Sciences, Inc.	354,435	37,555,933
Halozyme Therapeutics, Inc. *	21,720	386,616
Horizon Pharma plc *	33,590	723,193
Illumina, Inc. *	34,485	6,341,792
ImmunoGen, Inc. *	49,084	666,070
Impax Laboratories, Inc. *	19,552	861,461
INC Research Holdings, Inc., Class A *	5,862	277,273
Incyte Corp. *	38,234	4,367,852
Infinity Pharmaceuticals, Inc. *	28,878	254,704
Insys Therapeutics, Inc. *(a)	7,018	223,593
Intercept Pharmaceuticals, Inc. *	4,399	776,467
Intersect ENT, Inc. *	9,724	191,660
Intra-Cellular Therapies, Inc. *	7,148	381,203
Intrexon Corp. *(a)	7,045	255,804
Ironwood Pharmaceuticals, Inc. *	29,479	359,644
Isis Pharmaceuticals, Inc. *	28,331	1,729,324
Jazz Pharmaceuticals plc *	13,955	2,045,663
Johnson & Johnson	668,715	67,700,707
Security	Number of Shares	Value ($)
Juno Therapeutics, Inc. *	18,660	1,052,237
Keryx Biopharmaceuticals, Inc. *(a)	55,050	317,639
Kite Pharma, Inc. *(a)	9,196	757,475
Lannett Co., Inc. *(a)	5,720	211,411
Lexicon Pharmaceuticals, Inc. *(a)	9,942	136,802
Ligand Pharmaceuticals, Inc. *	5,272	564,526
Lion Biotechnologies, Inc. *	23,934	174,240
Luminex Corp. *	10,860	233,707
MacroGenics, Inc. *	7,590	262,462
Mallinckrodt plc *	27,123	1,841,923
MannKind Corp. *(a)	85,222	170,444
Medivation, Inc. *	34,752	1,469,315
Merck & Co., Inc.	684,543	36,287,624
Mettler-Toledo International, Inc. *	6,763	2,318,221
MiMedx Group, Inc. *(a)	18,340	164,326
Momenta Pharmaceuticals, Inc. *	11,146	199,068
Mylan N.V. *	98,443	5,050,126
Myriad Genetics, Inc. *(a)	21,720	944,820
Nektar Therapeutics *	32,580	510,203
Neurocrine Biosciences, Inc. *	17,464	949,518
NewLink Genetics Corp. *	7,416	271,426
Novavax, Inc. *	85,295	730,125
Ophthotech Corp. *	7,282	462,917
OPKO Health, Inc. *(a)	65,761	719,425
Pacira Pharmaceuticals, Inc. *	12,037	779,396
PAREXEL International Corp. *	15,204	1,031,591
PDL BioPharma, Inc.	43,440	164,420
PerkinElmer, Inc.	30,408	1,616,489
Perrigo Co., plc	35,376	5,284,821
Pfizer, Inc.	1,490,399	48,840,375
Phibro Animal Health Corp., Class A	7,318	237,615
Portola Pharmaceuticals, Inc. *	16,222	804,773
PRA Health Sciences, Inc. *	6,012	272,223
Prestige Brands Holdings, Inc. *	11,153	567,576
PTC Therapeutics, Inc. *	15,029	451,471
Puma Biotechnology, Inc. *	5,237	394,346
Quintiles Transnational Holdings, Inc. *	23,955	1,628,700
Radius Health, Inc. *	8,378	509,466
Raptor Pharmaceutical Corp. *	36,212	228,860
Regeneron Pharmaceuticals, Inc. *	18,549	10,099,931
Retrophin, Inc. *	9,476	211,789
Revance Therapeutics, Inc. *	8,518	330,584
Sage Therapeutics, Inc. *	4,512	216,215
Sagent Pharmaceuticals, Inc. *	13,764	211,002
Sarepta Therapeutics, Inc. *	13,164	483,909
SciClone Pharmaceuticals, Inc. *	32,790	300,684
Seattle Genetics, Inc. *	26,783	1,124,350
Seres Therapeutics, Inc. *(a)	5,412	193,912
Spark Therapeutics, Inc. *	5,612	324,317
Spectrum Pharmaceuticals, Inc. *	38,702	232,212
Sucampo Pharmaceuticals, Inc., Class A *	9,924	170,197
Supernus Pharmaceuticals, Inc. *	12,630	204,101
Synergy Pharmaceuticals, Inc. *(a)	40,624	255,119
Synta Pharmaceuticals Corp. *	26,368	11,283
TESARO, Inc. *	4,630	236,315
Tetraphase Pharmaceuticals, Inc. *	26,972	289,410
The Medicines Co. *	13,074	549,239
TherapeuticsMD, Inc. *	63,770	478,913
Theravance Biopharma, Inc. *	4,779	89,702
12

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	95,723	13,248,063
Ultragenyx Pharmaceutical, Inc. *	8,531	838,768
United Therapeutics Corp. *	11,072	1,689,919
Vertex Pharmaceuticals, Inc. *	58,966	7,627,842
Waters Corp. *	21,720	2,884,850
Zafgen, Inc. *	6,818	115,292
ZIOPHARM Oncology, Inc. *(a)	50,502	660,566
Zoetis, Inc.	117,677	5,495,516
		502,384,784
Real Estate 4.1%
Acadia Realty Trust	17,517	587,520
AG Mortgage Investment Trust, Inc.	15,742	232,667
Agree Realty Corp.	8,924	299,311
Alexander & Baldwin, Inc.	10,860	411,703
Alexander's, Inc.	1,299	520,535
Alexandria Real Estate Equities, Inc.	17,840	1,642,886
Altisource Residential Corp.	26,226	347,232
American Assets Trust, Inc.	18,091	720,203
American Campus Communities, Inc.	24,174	976,630
American Capital Agency Corp.	91,740	1,646,733
American Capital Mortgage Investment Corp.	15,354	230,156
American Homes 4 Rent, Class A	32,868	551,525
American Residential Properties, Inc.	15,542	271,830
American Tower Corp.	99,469	9,885,229
Annaly Capital Management, Inc.	219,508	2,102,887
Anworth Mortgage Asset Corp.	35,488	170,697
Apartment Investment & Management Co., Class A	34,758	1,324,627
Apollo Commercial Real Estate Finance, Inc.	27,352	480,028
Apollo Residential Mortgage, Inc.	18,648	242,051
Apple Hospitality REIT, Inc. (a)	39,908	778,206
Ashford Hospitality Prime, Inc.	17,408	247,194
Ashford Hospitality Trust, Inc.	17,376	122,153
AvalonBay Communities, Inc.	31,055	5,645,488
BioMed Realty Trust, Inc.	44,159	1,036,412
Blackstone Mortgage Trust, Inc., Class A	22,541	651,435
Boston Properties, Inc.	36,924	4,615,131
Brandywine Realty Trust	36,924	508,074
Brixmor Property Group, Inc.	42,099	1,057,106
Camden Property Trust	19,548	1,493,076
Capstead Mortgage Corp.	26,064	247,347
Care Capital Properties, Inc.	19,273	609,990
CareTrust REIT, Inc.	26,938	300,628
CBL & Associates Properties, Inc.	41,268	539,373
CBRE Group, Inc., Class A *	71,893	2,693,831
Cedar Realty Trust, Inc.	43,880	321,202
Chambers Street Properties	69,856	525,317
Chatham Lodging Trust	11,730	267,327
Chesapeake Lodging Trust	16,060	436,190
Chimera Investment Corp.	46,803	659,454
CIM Commercial Trust Corp.	12,730	235,378
Colony Capital, Inc., Class A	30,876	631,723
Columbia Property Trust, Inc.	28,865	723,357
Communications Sales & Leasing, Inc. *	27,959	543,803
Security	Number of Shares	Value ($)
CoreSite Realty Corp.	4,344	254,428
Corporate Office Properties Trust	17,912	399,258
Corrections Corp. of America	28,624	737,927
Cousins Properties, Inc.	56,982	560,133
Crown Castle International Corp.	81,097	6,967,043
CubeSmart	35,204	1,025,140
CyrusOne, Inc.	8,804	318,353
CYS Investments, Inc.	40,408	306,293
DCT Industrial Trust, Inc.	18,214	695,228
DDR Corp.	73,979	1,261,342
DiamondRock Hospitality Co.	45,650	508,084
Digital Realty Trust, Inc.	33,099	2,386,769
Douglas Emmett, Inc.	30,408	942,040
Duke Realty Corp.	88,027	1,791,349
DuPont Fabros Technology, Inc.	15,204	502,340
Dynex Capital, Inc.	38,802	266,570
EastGroup Properties, Inc.	8,688	505,728
Education Realty Trust, Inc.	8,688	320,153
Empire State Realty Trust, Inc., Class A	19,645	361,272
EPR Properties	14,836	831,409
Equinix, Inc.	14,997	4,446,610
Equity Commonwealth *	28,955	799,737
Equity LifeStyle Properties, Inc.	21,720	1,354,894
Equity One, Inc.	20,276	552,115
Equity Residential	85,864	6,853,664
Essex Property Trust, Inc.	15,401	3,554,397
Extra Space Storage, Inc.	30,020	2,514,175
Federal Realty Investment Trust	16,604	2,432,818
FelCor Lodging Trust, Inc.	30,408	243,872
First Industrial Realty Trust, Inc.	21,720	496,302
First Potomac Realty Trust	34,290	398,450
Forest City Enterprises, Inc., Class A *	51,158	1,137,754
Forestar Group, Inc. *	11,074	150,496
Four Corners Property Trust, Inc. *	10,860	215,028
Franklin Street Properties Corp.	36,424	381,359
Gaming & Leisure Properties, Inc.	22,587	614,141
General Growth Properties, Inc.	157,000	3,998,790
Getty Realty Corp.	16,542	288,658
Hatteras Financial Corp.	22,320	314,266
HCP, Inc.	111,585	3,964,615
Healthcare Realty Trust, Inc.	19,854	539,830
Healthcare Trust of America, Inc., Class A	28,350	740,218
Hersha Hospitality Trust	15,419	364,043
Highwoods Properties, Inc.	24,128	1,051,016
Hospitality Properties Trust	35,818	994,666
Host Hotels & Resorts, Inc.	177,012	2,938,399
Hudson Pacific Properties, Inc.	22,074	632,862
InfraREIT, Inc. *	8,776	177,012
Inland Real Estate Corp.	17,664	169,751
Invesco Mortgage Capital, Inc.	34,936	468,841
Investors Real Estate Trust	51,574	421,360
Iron Mountain, Inc.	48,767	1,354,747
iStar, Inc. *	17,400	229,680
Jones Lang LaSalle, Inc.	10,860	1,804,063
Kennedy-Wilson Holdings, Inc.	34,804	908,384
Kilroy Realty Corp.	20,434	1,363,561
Kimco Realty Corp.	97,740	2,550,037
Kite Realty Group Trust	19,862	534,486
Ladder Capital Corp., Class A	16,342	231,239
    13

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lamar Advertising Co., Class A	20,240	1,182,218
LaSalle Hotel Properties	24,664	695,771
Lexington Realty Trust	43,454	373,270
Liberty Property Trust	35,000	1,186,500
LTC Properties, Inc.	6,710	286,047
Mack-Cali Realty Corp.	20,746	487,531
Marcus & Millichap, Inc. *	5,712	187,411
Medical Properties Trust, Inc.	49,422	593,558
MFA Financial, Inc.	84,708	591,262
Mid-America Apartment Communities, Inc.	18,934	1,676,795
Monmouth Real Estate Investment Corp.	16,102	167,783
Monogram Residential Trust, Inc.	63,750	636,225
National Health Investors, Inc.	6,741	407,089
National Retail Properties, Inc.	28,905	1,111,686
New Residential Investment Corp.	55,899	711,035
New York Mortgage Trust, Inc. (a)	19,587	113,605
New York REIT, Inc.	35,728	411,229
NorthStar Realty Europe Corp. *	14,062	160,729
NorthStar Realty Finance Corp.	42,268	762,515
Omega Healthcare Investors, Inc.	50,604	1,742,802
One Liberty Properties, Inc.	6,614	147,757
Outfront Media, Inc.	31,760	725,716
Paramount Group, Inc.	35,394	650,542
Pebblebrook Hotel Trust	18,494	589,034
Pennsylvania Real Estate Investment Trust	15,204	327,798
PennyMac Mortgage Investment Trust	20,992	349,307
Physicians Realty Trust	18,048	288,948
Piedmont Office Realty Trust, Inc., Class A	43,440	846,646
Plum Creek Timber Co., Inc.	42,152	2,141,743
Post Properties, Inc.	13,032	768,367
Potlatch Corp.	10,860	362,941
Prologis, Inc.	130,494	5,578,618
PS Business Parks, Inc.	4,622	408,677
Public Storage	34,752	8,342,565
QTS Realty Trust, Inc., Class A	7,490	316,228
RAIT Financial Trust	23,177	100,125
Rayonier, Inc.	30,408	733,745
Realogy Holdings Corp. *	35,639	1,472,247
Realty Income Corp.	57,126	2,834,592
Redwood Trust, Inc.	23,892	329,232
Regency Centers Corp.	21,720	1,463,494
Resource Capital Corp.	6,718	84,580
Retail Opportunity Investments Corp.	20,322	371,689
Retail Properties of America, Inc., Class A	56,952	871,366
Rexford Industrial Realty, Inc.	19,854	319,848
RLJ Lodging Trust	33,633	820,645
Rouse Properties, Inc.	6,634	106,807
Ryman Hospitality Properties, Inc.	11,609	630,833
Sabra Health Care REIT, Inc.	16,394	339,028
Saul Centers, Inc.	2,527	140,577
Senior Housing Properties Trust	61,789	892,851
Silver Bay Realty Trust Corp.	9,773	153,729
Simon Property Group, Inc.	74,628	13,898,719
SL Green Realty Corp.	22,420	2,647,354
Sovran Self Storage, Inc.	9,287	933,251
Security	Number of Shares	Value ($)
Spirit Realty Capital, Inc.	98,020	962,556
Starwood Property Trust, Inc.	56,851	1,155,781
Starwood Waypoint Residential Trust	9,389	222,050
STORE Capital Corp.	13,532	307,988
Strategic Hotels & Resorts, Inc. *	57,338	811,906
Summit Hotel Properties, Inc.	22,600	301,258
Sun Communities, Inc.	11,054	738,960
Sunstone Hotel Investors, Inc.	44,706	656,284
Tanger Factory Outlet Centers, Inc.	21,925	730,322
Taubman Centers, Inc.	15,204	1,092,711
Tejon Ranch Co. *	11,530	243,514
Terreno Realty Corp.	12,630	286,069
The Geo Group, Inc.	19,620	575,258
The Howard Hughes Corp. *	8,016	992,301
The Macerich Co.	32,580	2,546,127
The St. Joe Co. *(a)	23,892	463,983
Two Harbors Investment Corp.	83,120	706,520
UDR, Inc.	58,997	2,177,579
Universal Health Realty Income Trust	4,344	228,885
Urban Edge Properties	20,640	495,154
Urstadt Biddle Properties, Inc., Class A	7,914	158,438
Ventas, Inc.	77,608	4,139,611
VEREIT, Inc.	213,660	1,779,788
Vornado Realty Trust	41,548	4,020,184
Washington Real Estate Investment Trust	15,204	418,262
Weingarten Realty Investors	30,408	1,063,064
Welltower, Inc.	85,020	5,372,414
Western Asset Mortgage Capital Corp. (a)	9,804	115,393
Weyerhaeuser Co.	137,409	4,420,447
Whitestone REIT	5,484	66,576
WP Carey, Inc.	21,916	1,355,943
WP GLIMCHER, Inc.	43,798	462,069
Xenia Hotels & Resorts, Inc.	27,418	459,251
		224,662,146
Retailing 5.1%
Aaron's, Inc.	19,548	474,430
Advance Auto Parts, Inc.	17,390	2,829,875
Amazon.com, Inc. *	92,351	61,394,945
American Eagle Outfitters, Inc.	46,393	722,339
Asbury Automotive Group, Inc. *	6,842	513,834
Ascena Retail Group, Inc. *	43,681	494,906
AutoNation, Inc. *	15,262	975,547
AutoZone, Inc. *	7,436	5,828,114
Barnes & Noble Education, Inc. *	5,739	82,929
Barnes & Noble, Inc.	9,253	118,438
Bed Bath & Beyond, Inc. *	40,870	2,228,232
Best Buy Co., Inc.	71,123	2,260,289
Big Lots, Inc.	15,332	689,787
Blue Nile, Inc. *	2,425	88,415
Burlington Stores, Inc. *	14,742	709,238
Cabela's, Inc. *	11,142	522,226
Caleres, Inc.	13,044	366,536
CarMax, Inc. *	54,300	3,111,390
Chico's FAS, Inc.	43,440	521,280
Conn's, Inc. *(a)	9,620	256,565
14

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Core-Mark Holding Co., Inc.	4,344	370,500
CST Brands, Inc.	18,077	673,187
Dick's Sporting Goods, Inc.	22,120	863,344
Dillard's, Inc., Class A	8,688	651,600
Dollar General Corp.	72,002	4,709,651
Dollar Tree, Inc. *	54,505	4,112,947
DSW, Inc., Class A	17,806	408,826
Expedia, Inc.	24,890	3,064,208
Express, Inc. *	20,040	335,470
Five Below, Inc. *	15,657	438,553
Foot Locker, Inc.	33,593	2,183,545
Francesca's Holdings Corp. *	21,154	315,829
Fred's, Inc., Class A	19,854	327,194
FTD Cos., Inc. *	8,824	234,012
GameStop Corp., Class A (a)	28,624	1,002,699
Genesco, Inc. *	6,516	352,907
Genuine Parts Co.	36,924	3,346,422
GNC Holdings, Inc., Class A	22,606	673,885
Group 1 Automotive, Inc.	6,516	529,229
Groupon, Inc. *	140,195	405,164
Guess?, Inc.	16,204	319,057
Haverty Furniture Cos., Inc.	10,849	261,895
Hibbett Sports, Inc. *	4,938	162,016
HSN, Inc.	8,782	438,222
J.C. Penney Co., Inc. *(a)	76,739	611,610
Kohl's Corp.	50,414	2,376,012
L Brands, Inc.	56,666	5,406,503
Lands' End, Inc. *(a)	9,324	224,149
Liberty Interactive Corp. QVC Group, Class A *	111,955	2,964,568
Liberty TripAdvisor Holdings, Inc., Class A *	17,548	525,387
Liberty Ventures, Series A *	33,230	1,429,222
Lithia Motors, Inc., Class A	4,344	539,699
LKQ Corp. *	69,904	2,061,469
Lowe's Cos., Inc.	223,477	17,118,338
Lumber Liquidators Holdings, Inc. *(a)	16,442	256,824
Macy's, Inc.	79,855	3,120,733
Mattress Firm Holding Corp. *	3,343	165,010
Monro Muffler Brake, Inc.	6,726	497,993
Murphy USA, Inc. *	11,134	663,141
Netflix, Inc. *	102,679	12,663,401
Nordstrom, Inc.	35,293	1,987,349
Nutrisystem, Inc.	9,424	216,187
O'Reilly Automotive, Inc. *	25,205	6,650,843
Office Depot, Inc. *	119,854	789,838
Outerwall, Inc.	6,589	407,859
Penske Automotive Group, Inc.	9,042	421,900
Pier 1 Imports, Inc.	28,603	193,356
Pool Corp.	13,032	1,069,145
Rent-A-Center, Inc.	13,297	228,176
Restoration Hardware Holdings, Inc. *	6,676	599,972
Ross Stores, Inc.	99,938	5,197,775
Sally Beauty Holdings, Inc. *	36,924	954,855
Signet Jewelers Ltd.	19,548	2,568,412
Sonic Automotive, Inc., Class A	10,870	263,706
Staples, Inc.	156,667	1,890,971
Target Corp.	154,486	11,200,235
The Buckle, Inc.	6,516	206,883
The Cato Corp., Class A	6,535	256,695
Security	Number of Shares	Value ($)
The Gap, Inc.	61,724	1,649,882
The Home Depot, Inc.	310,181	41,527,032
The Men's Wearhouse, Inc.	13,032	260,510
The Pep Boys-Manny, Moe & Jack *	22,860	355,016
The Priceline Group, Inc. *	12,304	15,365,850
The TJX Cos., Inc.	165,566	11,688,960
Tiffany & Co.	28,283	2,253,589
Tractor Supply Co.	34,752	3,105,091
TripAdvisor, Inc. *	26,138	2,152,987
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,204	2,539,068
Urban Outfitters, Inc. *	26,406	591,494
Vitamin Shoppe, Inc. *	8,688	264,984
Wayfair, Inc., Class A *(a)	7,818	296,380
Williams-Sonoma, Inc.	19,942	1,262,927
		279,411,663
Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc. *	7,075	206,378
Altera Corp.	72,710	3,839,088
Amkor Technology, Inc. *	32,840	223,312
Analog Devices, Inc.	74,526	4,593,037
Applied Materials, Inc.	295,425	5,545,127
Applied Micro Circuits Corp. *	17,120	125,318
Atmel Corp.	108,600	939,390
Avago Technologies Ltd.	61,366	8,005,195
Broadcom Corp., Class A	130,704	7,140,359
Brooks Automation, Inc.	17,376	193,742
Cabot Microelectronics Corp. *	6,516	273,411
Cavium, Inc. *	14,718	987,725
CEVA, Inc. *	13,536	343,679
Cirrus Logic, Inc. *	17,477	577,790
Cree, Inc. *	27,676	764,965
Cypress Semiconductor Corp. *	103,628	1,121,255
Diodes, Inc. *	8,688	202,343
Entegris, Inc. *	32,580	443,740
Fairchild Semiconductor International, Inc. *	28,830	563,338
First Solar, Inc. *	20,818	1,176,425
FormFactor, Inc. *	35,536	309,519
Freescale Semiconductor Ltd. *	22,816	887,771
Inphi Corp. *	10,424	335,132
Integrated Device Technology, Inc. *	33,144	929,358
Integrated Silicon Solution, Inc.	11,530	263,922
Intel Corp.	1,141,183	39,678,933
Intersil Corp., Class A	33,106	479,375
KLA-Tencor Corp.	41,268	2,743,084
Kulicke & Soffa Industries, Inc. *	19,548	230,862
Lam Research Corp.	43,459	3,398,494
Lattice Semiconductor Corp. *	26,788	168,497
Linear Technology Corp.	54,453	2,489,591
M/A-COM Technology Solutions Holdings, Inc. *	8,418	311,045
Marvell Technology Group Ltd.	128,339	1,137,084
Maxim Integrated Products, Inc.	69,598	2,698,314
Microchip Technology, Inc.	52,128	2,516,740
Micron Technology, Inc. *	264,782	4,217,977
Microsemi Corp. *	23,892	860,351
MKS Instruments, Inc.	13,032	480,490
Monolithic Power Systems, Inc.	6,974	476,533
Nanometrics, Inc. *	16,904	266,407
    15

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NVIDIA Corp.	122,836	3,896,358
OmniVision Technologies, Inc. *	13,272	387,542
ON Semiconductor Corp. *	104,256	1,142,646
Photronics, Inc. *	27,572	302,465
Qorvo, Inc. *	37,091	2,153,874
Rambus, Inc. *	26,064	310,943
Rudolph Technologies, Inc. *	20,654	293,906
Silicon Laboratories, Inc. *	10,860	587,635
Skyworks Solutions, Inc.	45,612	3,786,708
SunEdison Semiconductor Ltd. *	20,454	195,336
SunEdison, Inc. *(a)	107,865	344,089
SunPower Corp. *(a)	17,773	425,841
Synaptics, Inc. *	8,688	779,922
Teradyne, Inc.	43,440	902,683
Tessera Technologies, Inc.	13,032	415,069
Texas Instruments, Inc.	238,338	13,852,205
Ultratech, Inc. *	15,642	259,814
Veeco Instruments, Inc. *	8,835	180,676
Xilinx, Inc.	64,096	3,184,930
		135,547,738
Software & Services 11.7%
Accenture plc, Class A	150,321	16,117,418
ACI Worldwide, Inc. *	26,634	626,432
Activision Blizzard, Inc.	115,662	4,355,831
Actua Corp. *	9,180	106,396
Acxiom Corp. *	21,720	497,388
Adobe Systems, Inc. *	115,385	10,553,112
Akamai Technologies, Inc. *	43,440	2,502,578
Alliance Data Systems Corp. *	14,348	4,115,724
Alphabet, Inc., Class A *	69,829	53,269,053
Alphabet, Inc., Class C *	71,178	52,856,783
Amdocs Ltd.	37,512	2,122,054
ANSYS, Inc. *	21,867	2,038,223
Aspen Technology, Inc. *	21,873	961,318
Autodesk, Inc. *	54,300	3,446,421
Automatic Data Processing, Inc.	115,310	9,946,641
Bankrate, Inc. *	32,780	477,932
Barracuda Networks, Inc. *	9,224	175,533
Benefitfocus, Inc. *(a)	7,318	296,525
Black Knight Financial Services, Inc., Class A *	7,318	253,935
Blackbaud, Inc.	15,204	939,303
Blackhawk Network Holdings, Inc. *	9,358	443,101
Blucora, Inc. *	18,348	195,039
Booz Allen Hamilton Holding Corp.	18,597	566,279
Bottomline Technologies (DE), Inc. *	10,860	335,683
Broadridge Financial Solutions, Inc.	30,429	1,672,986
BroadSoft, Inc. *	11,340	453,940
CA, Inc.	80,817	2,271,766
CACI International, Inc., Class A *	6,516	653,294
Cadence Design Systems, Inc. *	72,492	1,616,572
Callidus Software, Inc. *	14,736	305,772
Cardtronics, Inc. *	10,860	408,445
Cass Information Systems, Inc.	2,412	129,934
CDK Global, Inc.	38,004	1,801,770
Citrix Systems, Inc. *	39,243	3,008,761
Cognizant Technology Solutions Corp., Class A *	146,064	9,432,813
Computer Sciences Corp.	36,924	1,156,829
comScore, Inc. *	7,197	302,994
Security	Number of Shares	Value ($)
Constant Contact, Inc. *	7,568	236,803
Convergys Corp.	30,408	783,310
CoreLogic, Inc. *	24,333	896,914
Cornerstone OnDemand, Inc. *	17,728	636,612
CoStar Group, Inc. *	7,716	1,614,496
CSG Systems International, Inc.	8,688	310,422
CSRA, Inc. *	36,924	1,163,475
Cvent, Inc. *	12,160	439,341
Demandware, Inc. *	6,755	345,518
DHI Group, Inc. *	13,050	121,626
DST Systems, Inc.	8,688	1,062,369
EarthLink Holdings Corp.	41,526	381,624
eBay, Inc. *	269,761	7,982,228
Ebix, Inc. (a)	9,120	342,091
Electronic Arts, Inc. *	78,192	5,300,636
Ellie Mae, Inc. *	5,388	343,970
Endurance International Group Holdings, Inc. *	15,876	221,788
Envestnet, Inc. *	6,972	226,381
EPAM Systems, Inc. *	4,850	381,840
Epiq Systems, Inc.	20,854	282,155
Euronet Worldwide, Inc. *	13,032	1,012,847
ExlService Holdings, Inc. *	6,516	304,753
Facebook, Inc., Class A *	540,953	56,388,941
Fair Isaac Corp.	6,972	664,083
Fidelity National Information Services, Inc.	72,116	4,591,626
FireEye, Inc. *	36,531	835,829
Fiserv, Inc. *	59,208	5,698,178
FleetCor Technologies, Inc. *	17,537	2,695,612
Fortinet, Inc. *	30,486	1,098,106
Gartner, Inc. *	21,720	2,026,476
Genpact Ltd. *	30,861	777,697
Gigamon, Inc. *	15,904	430,839
Global Payments, Inc.	35,836	2,538,981
GoDaddy, Inc., Class A *	11,255	349,693
Gogo, Inc. *(a)	15,330	275,173
GrubHub, Inc. *(a)	20,202	517,979
GTT Communications, Inc. *	11,330	240,083
Guidewire Software, Inc. *	15,741	933,914
Heartland Payment Systems, Inc.	7,115	564,504
HomeAway, Inc. *	20,666	730,750
Hortonworks, Inc. *	10,224	173,706
HubSpot, Inc. *	5,412	293,385
IAC/InterActiveCorp	19,548	1,227,419
Imperva, Inc. *	6,980	520,917
Infoblox, Inc. *	11,475	172,584
Interactive Intelligence Group, Inc. *	7,318	252,178
Internap Corp. *	9,746	69,976
International Business Machines Corp.	217,848	30,372,368
Intralinks Holdings, Inc. *	26,872	274,901
Intuit, Inc.	70,076	7,021,615
j2 Global, Inc.	10,981	883,641
Jack Henry & Associates, Inc.	21,720	1,724,134
Leidos Holdings, Inc.	16,096	932,441
LinkedIn Corp., Class A *	27,610	6,712,267
LogMeIn, Inc. *	4,798	342,673
Manhattan Associates, Inc. *	20,746	1,589,144
ManTech International Corp., Class A	11,005	368,557
Marketo, Inc. *	7,980	241,555
16

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MasterCard, Inc., Class A	239,376	23,439,698
MAXIMUS, Inc.	13,870	787,122
Mentor Graphics Corp.	22,632	423,897
Microsoft Corp.	1,925,656	104,659,404
MicroStrategy, Inc., Class A *	2,172	376,560
Monotype Imaging Holdings, Inc.	8,688	229,624
Monster Worldwide, Inc. *	43,700	281,428
NetSuite, Inc. *	9,223	787,644
NeuStar, Inc., Class A *(a)	13,146	331,279
New Relic, Inc. *	7,018	263,947
Nuance Communications, Inc. *	55,575	1,163,185
Oracle Corp.	770,265	30,017,227
Pandora Media, Inc. *	60,423	833,837
Paychex, Inc.	78,192	4,241,916
Paycom Software, Inc. *	10,878	474,281
Paylocity Holding Corp. *	7,418	325,947
PayPal Holdings, Inc. *	269,761	9,511,773
Pegasystems, Inc.	8,932	263,851
Perficient, Inc. *	15,572	272,199
Progress Software Corp. *	13,510	324,105
Proofpoint, Inc. *	13,563	994,304
PROS Holdings, Inc. *	4,850	119,261
PTC, Inc. *	28,463	1,025,806
Q2 Holdings, Inc. *	8,824	242,484
Qlik Technologies, Inc. *	20,705	658,626
Qualys, Inc. *	7,604	292,450
Quotient Technology, Inc. *(a)	26,872	186,492
Rackspace Hosting, Inc. *	26,064	745,952
RealPage, Inc. *	16,204	359,891
Red Hat, Inc. *	45,612	3,713,273
RetailMeNot, Inc. *	28,778	280,873
RingCentral, Inc., Class A *	14,036	321,565
Rovi Corp. *	22,460	265,253
Sabre Corp.	25,243	738,610
salesforce.com, Inc. *	145,344	11,582,463
Science Applications International Corp.	9,198	462,108
SciQuest, Inc. *	19,648	253,656
ServiceNow, Inc. *	34,452	2,997,668
ServiceSource International, Inc. *	16,302	88,031
Shutterstock, Inc. *(a)	7,818	283,559
Silver Spring Networks, Inc. *	6,998	93,283
SolarWinds, Inc. *	13,609	795,174
Solera Holdings, Inc.	15,604	838,559
Splunk, Inc. *	34,722	2,065,959
SS&C Technologies Holdings, Inc.	18,196	1,308,292
Stamps.com, Inc. *	3,794	384,560
Sykes Enterprises, Inc. *	9,200	292,744
Symantec Corp.	172,171	3,371,108
Synchronoss Technologies, Inc. *	8,688	342,047
Synopsys, Inc. *	35,005	1,753,050
Syntel, Inc. *	5,164	250,093
Tableau Software, Inc., Class A *	10,935	1,061,023
Take-Two Interactive Software, Inc. *	21,720	768,236
TeleTech Holdings, Inc.	8,758	254,157
Teradata Corp. *	37,928	1,134,426
Textura Corp. *	3,602	86,988
The Ultimate Software Group, Inc. *	6,516	1,286,910
The Western Union Co.	127,366	2,402,123
TiVo, Inc. *	32,580	292,894
Total System Services, Inc.	37,459	2,096,206
TrueCar, Inc. *(a)	44,520	357,496
Security	Number of Shares	Value ($)
Twitter, Inc. *	137,984	3,504,794
Tyler Technologies, Inc. *	8,688	1,550,287
Vantiv, Inc., Class A *	35,015	1,845,641
VASCO Data Security International, Inc. *(a)	11,650	217,622
VeriFone Systems, Inc. *	29,130	835,448
Verint Systems, Inc. *	14,191	664,848
VeriSign, Inc. *	26,746	2,392,162
Virtusa Corp. *	4,950	243,787
Visa, Inc., Class A	465,892	36,810,127
VMware, Inc., Class A *(a)	19,740	1,212,233
WebMD Health Corp. *	11,272	512,763
WEX, Inc. *	8,835	832,875
Workday, Inc., Class A *	25,644	2,146,659
Xerox Corp.	262,890	2,773,489
Xura, Inc. *	11,930	308,629
Yahoo! Inc. *	215,265	7,278,110
Zillow Group, Inc., Class C *(a)	38,199	941,605
Zynga, Inc., Class A *	196,300	506,454
		639,771,812
Technology Hardware & Equipment 5.9%
ADTRAN, Inc.	17,042	277,955
Amphenol Corp., Class A	78,192	4,304,470
Anixter International, Inc. *	6,563	447,334
Apple, Inc.	1,375,885	162,767,195
Arista Networks, Inc. *(a)	8,378	615,951
ARRIS Group, Inc. *	32,580	995,971
Arrow Electronics, Inc. *	24,533	1,387,586
Avnet, Inc.	36,924	1,673,396
AVX Corp.	15,262	205,884
Badger Meter, Inc.	2,658	161,686
Belden, Inc.	13,032	818,019
Brocade Communications Systems, Inc.	108,965	1,022,637
CalAmp Corp. *	9,232	170,607
Calix, Inc. *	33,890	268,409
CDW Corp.	28,858	1,245,800
Ciena Corp. *	21,720	543,869
Cisco Systems, Inc.	1,228,204	33,468,559
Cognex Corp.	21,720	805,812
Coherent, Inc. *	6,516	442,567
CommScope Holding Co., Inc. *	29,543	845,521
Comtech Telecommunications Corp.	4,486	98,827
Corning, Inc.	312,988	5,862,265
Cray, Inc. *	16,646	577,117
CTS Corp.	13,936	264,505
Daktronics, Inc.	11,125	96,454
Diebold, Inc.	15,204	527,123
Dolby Laboratories, Inc., Class A	11,302	390,823
DTS, Inc. *	4,450	114,498
EchoStar Corp., Class A *	8,962	350,504
Electronics For Imaging, Inc. *	10,860	533,009
EMC Corp.	464,857	11,779,476
ePlus, Inc. *	3,406	300,375
Extreme Networks, Inc. *	72,098	318,673
F5 Networks, Inc. *	18,021	1,856,163
Fabrinet *	8,700	208,191
FARO Technologies, Inc. *	6,516	196,066
FEI Co.	9,759	780,818
FLIR Systems, Inc.	36,924	1,128,397
    17

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
GSI Group, Inc. *	20,054	287,374
Harmonic, Inc. *	34,928	193,152
Harris Corp.	30,800	2,560,404
Hewlett Packard Enterprise Co. *	445,796	6,624,529
HP, Inc.	445,796	5,590,282
II-VI, Inc. *	18,252	339,852
Infinera Corp. *	43,440	978,269
Ingram Micro, Inc., Class A	36,924	1,142,059
Insight Enterprises, Inc. *	10,860	290,831
InterDigital, Inc.	10,860	572,213
InvenSense, Inc. *	15,336	177,744
IPG Photonics Corp. *	9,858	898,951
Ixia *	17,042	222,568
Jabil Circuit, Inc.	47,784	1,222,793
Juniper Networks, Inc.	95,737	2,884,556
Keysight Technologies, Inc. *	41,268	1,271,467
Lexmark International, Inc., Class A	14,207	487,868
Littelfuse, Inc.	4,344	471,585
Methode Electronics, Inc.	9,300	335,544
Motorola Solutions, Inc.	38,601	2,770,780
MTS Systems Corp.	2,603	165,603
National Instruments Corp.	23,892	750,209
NCR Corp. *	36,924	1,001,010
NetApp, Inc.	78,268	2,399,697
NETGEAR, Inc. *	8,688	383,228
NetScout Systems, Inc. *	16,852	557,801
Newport Corp. *	8,800	145,992
Nimble Storage, Inc. *	11,150	116,740
OSI Systems, Inc. *	4,391	411,129
Palo Alto Networks, Inc. *	16,730	3,134,198
Park Electrochemical Corp.	14,736	258,027
PC Connection, Inc. *	12,430	277,438
Plantronics, Inc.	13,032	689,523
Polycom, Inc. *	32,710	445,837
QLogic Corp. *	36,222	467,264
QUALCOMM, Inc.	371,756	18,137,975
RealD, Inc. *	24,966	262,143
Rofin-Sinar Technologies, Inc. *	6,709	192,817
Rogers Corp. *	7,954	440,890
Ruckus Wireless, Inc. *	27,372	313,409
SanDisk Corp.	53,245	3,933,208
Sanmina Corp. *	17,376	393,914
ScanSource, Inc. *	4,920	189,026
Seagate Technology plc	77,212	2,774,999
ShoreTel, Inc. *	18,780	192,683
Super Micro Computer, Inc. *	8,732	214,458
SYNNEX Corp.	4,800	452,496
TE Connectivity Ltd.	100,010	6,709,671
Tech Data Corp. *	10,860	734,679
Trimble Navigation Ltd. *	60,816	1,392,686
TTM Technologies, Inc. *	40,808	319,935
Ubiquiti Networks, Inc. *(a)	7,120	248,417
Universal Display Corp. *	9,230	485,129
ViaSat, Inc. *	10,860	673,103
Western Digital Corp.	56,100	3,501,201
Zebra Technologies Corp., Class A *	13,032	1,045,166
		320,987,034
Telecommunication Services 2.1%
8x8, Inc. *	18,472	217,970
AT&T, Inc.	1,480,480	49,847,762
Security	Number of Shares	Value ($)
Atlantic Tele-Network, Inc.	4,344	341,742
CenturyLink, Inc.	137,317	3,697,947
Cincinnati Bell, Inc. *	34,506	130,088
Consolidated Communications Holdings, Inc.	19,824	431,965
Frontier Communications Corp.	291,673	1,455,448
General Communication, Inc., Class A *	15,293	317,636
inContact, Inc. *	11,352	112,044
Iridium Communications, Inc. *	20,940	171,080
Level 3 Communications, Inc. *	65,995	3,354,526
NII Holdings, Inc. *	30,484	210,644
Premiere Global Services, Inc. *	15,204	210,879
SBA Communications Corp., Class A *	30,689	3,227,255
Shenandoah Telecommunications Co.	9,032	436,065
Spok Holdings, Inc.	13,148	242,844
Sprint Corp. *	192,090	701,129
T-Mobile US, Inc. *	60,946	2,163,583
Telephone & Data Systems, Inc.	28,236	798,796
United States Cellular Corp. *	4,344	181,101
Verizon Communications, Inc.	983,069	44,680,486
Vonage Holdings Corp. *	84,762	546,715
Windstream Holdings, Inc. (a)	42,589	265,329
		113,743,034
Transportation 2.1%
Air Transport Services Group, Inc. *	6,940	65,999
Alaska Air Group, Inc.	34,752	2,770,777
Allegiant Travel Co.	4,344	760,765
AMERCO	967	392,022
American Airlines Group, Inc.	165,546	6,830,428
ArcBest Corp.	6,865	165,309
Atlas Air Worldwide Holdings, Inc. *	6,630	273,952
Avis Budget Group, Inc. *	24,578	918,971
C.H. Robinson Worldwide, Inc.	35,512	2,394,574
CSX Corp.	241,614	6,869,086
Delta Air Lines, Inc.	192,282	8,933,422
Expeditors International of Washington, Inc.	49,956	2,424,864
FedEx Corp.	63,369	10,046,521
Forward Air Corp.	8,688	417,806
Genesee & Wyoming, Inc., Class A *	14,785	1,024,157
Hawaiian Holdings, Inc. *	13,896	503,035
Heartland Express, Inc.	11,365	217,753
Hertz Global Holdings, Inc. *	106,728	1,692,706
Hub Group, Inc., Class A *	8,816	339,681
J.B. Hunt Transport Services, Inc.	22,458	1,757,114
JetBlue Airways Corp. *	77,432	1,915,668
Kansas City Southern	26,088	2,371,921
Kirby Corp. *	13,032	841,867
Knight Transportation, Inc.	10,860	288,007
Landstar System, Inc.	10,112	631,191
Macquarie Infrastructure Corp.	15,742	1,181,122
Matson, Inc.	10,860	561,571
Norfolk Southern Corp.	76,084	7,232,545
Old Dominion Freight Line, Inc. *	15,762	1,004,197
Ryder System, Inc.	13,032	859,591
Saia, Inc. *	5,484	134,413
SkyWest, Inc.	9,184	189,282
18

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Southwest Airlines Co.	160,901	7,382,138
Spirit Airlines, Inc. *	17,601	647,189
Swift Transportation Co. *	26,613	425,010
Union Pacific Corp.	209,513	17,588,616
United Continental Holdings, Inc. *	91,406	5,094,056
United Parcel Service, Inc., Class B	168,169	17,323,089
Werner Enterprises, Inc.	9,276	250,081
Wesco Aircraft Holdings, Inc. *	11,136	149,000
XPO Logistics, Inc. *(a)	18,604	567,422
		115,436,918
Utilities 2.9%
AES Corp.	152,451	1,522,986
AGL Resources, Inc.	26,661	1,668,179
ALLETE, Inc.	10,860	553,317
Alliant Energy Corp.	26,064	1,568,792
Ameren Corp.	56,930	2,491,257
American Electric Power Co., Inc.	117,288	6,569,301
American States Water Co.	8,688	363,419
American Water Works Co., Inc.	41,271	2,383,813
Aqua America, Inc.	39,918	1,171,593
Atmos Energy Corp.	26,122	1,627,662
Avista Corp.	17,376	601,383
Black Hills Corp.	10,849	465,639
California Water Service Group	20,416	459,972
Calpine Corp. *	93,402	1,380,482
CenterPoint Energy, Inc.	100,471	1,702,983
Chesapeake Utilities Corp.	4,598	245,027
Cleco Corp.	18,452	924,630
CMS Energy Corp.	65,160	2,281,903
Connecticut Water Service, Inc.	4,598	166,953
Consolidated Edison, Inc.	69,504	4,319,674
Dominion Resources, Inc.	141,844	9,556,030
DTE Energy Co.	41,952	3,376,717
Duke Energy Corp.	166,188	11,260,899
Dynegy, Inc. *	24,124	388,879
Edison International	76,526	4,542,583
El Paso Electric Co.	10,860	419,739
Entergy Corp.	43,440	2,894,407
Eversource Energy	74,467	3,794,094
Exelon Corp.	204,548	5,586,206
FirstEnergy Corp.	99,992	3,138,749
Great Plains Energy, Inc.	35,258	951,613
Hawaiian Electric Industries, Inc.	30,412	869,175
IDACORP, Inc.	13,032	886,697
ITC Holdings Corp.	36,992	1,364,265
MDU Resources Group, Inc.	47,039	819,419
MGE Energy, Inc.	13,812	600,408
Middlesex Water Co.	4,616	118,308
National Fuel Gas Co.	19,634	897,667
New Jersey Resources Corp.	21,720	652,686
NextEra Energy, Inc.	109,882	10,972,817
NiSource, Inc.	80,085	1,536,831
Northwest Natural Gas Co.	8,688	423,974
NorthWestern Corp.	12,452	679,008
NRG Energy, Inc.	81,755	1,010,492
NRG Yield, Inc., Class A	8,970	121,902
NRG Yield, Inc., Class C (a)	21,794	308,167
OGE Energy Corp.	48,632	1,269,782
ONE Gas, Inc.	11,799	575,201
Ormat Technologies, Inc.	9,103	334,535
Security	Number of Shares	Value ($)
Otter Tail Corp.	15,944	424,589
Pattern Energy Group, Inc.	21,259	380,749
Pepco Holdings, Inc.	61,108	1,568,642
PG&E Corp.	115,314	6,080,507
Piedmont Natural Gas Co., Inc.	19,996	1,162,767
Pinnacle West Capital Corp.	26,064	1,651,415
PNM Resources, Inc.	19,548	566,892
Portland General Electric Co.	17,376	641,522
PPL Corp.	156,672	5,333,115
Public Service Enterprise Group, Inc.	121,632	4,755,811
Questar Corp.	41,421	784,928
SCANA Corp.	34,804	2,058,309
Sempra Energy	56,564	5,612,846
SJW Corp.	9,553	290,125
South Jersey Industries, Inc.	17,376	398,953
Southwest Gas Corp.	10,860	609,029
Talen Energy Corp. *	19,570	152,450
TECO Energy, Inc.	55,616	1,463,813
TerraForm Global, Inc., Class A (a)	29,678	119,602
The Empire District Electric Co.	9,044	205,932
The Laclede Group, Inc.	11,300	659,468
The Southern Co.	219,487	9,775,951
UGI Corp.	39,096	1,355,458
UIL Holdings Corp.	13,533	688,153
Unitil Corp.	6,976	245,067
Vectren Corp.	19,548	832,158
WEC Energy Group, Inc.	76,518	3,773,868
Westar Energy, Inc.	35,238	1,503,958
WGL Holdings, Inc.	13,032	803,553
Xcel Energy, Inc.	119,514	4,261,869
		159,981,714
Total Common Stock
(Cost $4,608,332,417)		5,432,237,220

Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(c)(d)	8,528	18,267
Total Rights
(Cost $21,490)		18,267

Other Investment Companies 0.8% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	12,435,777	12,435,777
    19

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	33,545,763	33,545,763
Total Other Investment Companies
(Cost $45,981,540)		45,981,540

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $4,656,163,669 and the unrealized appreciation and depreciation were $1,003,094,875 and ($181,021,517), respectively, with a net unrealized appreciation of $822,073,358.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $32,352,092.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $18,267 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	150	15,598,500	6,337

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,432,237,220	$—	$—	$5,432,237,220
Rights [1]	—	—	18,267	18,267
Other Investment Companies[1]	45,981,540	—	—	45,981,540
Total	$5,478,218,760	$—	$18,267	$5,478,237,027
Other Financial Instruments
Futures Contracts[2]	$6,337	$—	$—	$6,337
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Rights	$21,491	$—	($3,224)	$—	$—	$—	$—	$18,267
Total	$21,491	$—	($3,224)	$—	$—	$—	$—	$18,267
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
20

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	4,382,759,314	5,085,635,677
0.4%	Other Investment Companies	20,479,490	20,479,490
100.1%	Total Investments	4,403,238,804	5,106,115,167
(0.1%)	Other Assets and Liabilities, Net		(5,493,276)
100.0%	Net Assets		5,100,621,891

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.2%
Autoliv, Inc.	21,302	2,680,431
BorgWarner, Inc.	56,105	2,395,123
Delphi Automotive plc	71,625	6,294,405
Ford Motor Co.	984,930	14,114,047
General Motors Co.	363,244	13,149,433
Harley-Davidson, Inc.	51,090	2,499,323
Johnson Controls, Inc.	165,360	7,606,560
Lear Corp.	19,386	2,440,697
Tesla Motors, Inc. *(a)	24,951	5,745,217
The Goodyear Tire & Rubber Co.	68,631	2,393,849
		59,319,085
Banks 5.9%
Bank of America Corp.	2,663,214	46,419,820
BB&T Corp.	205,490	7,936,024
BOK Financial Corp.	4,454	306,658
CIT Group, Inc.	45,347	1,948,107
Citigroup, Inc.	760,482	41,134,471
Citizens Financial Group, Inc.	134,500	3,581,735
Comerica, Inc.	45,419	2,105,171
Cullen/Frost Bankers, Inc.	12,665	883,890
East West Bancorp, Inc.	37,900	1,644,102
Fifth Third Bancorp	200,131	4,136,708
First Republic Bank	34,260	2,359,144
Huntington Bancshares, Inc.	203,673	2,380,937
JPMorgan Chase & Co.	938,423	62,574,046
KeyCorp	208,818	2,737,604
M&T Bank Corp.	40,404	5,063,833
New York Community Bancorp, Inc.	142,987	2,344,987
People's United Financial, Inc.	78,330	1,312,027
Regions Financial Corp.	338,037	3,427,695
Signature Bank *	13,100	2,071,765
SunTrust Banks, Inc.	130,033	5,646,033
SVB Financial Group *	13,100	1,735,488
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	130,315	12,446,386
U.S. Bancorp	420,243	18,444,465
Wells Fargo & Co.	1,185,785	65,336,753
Zions Bancorp	48,730	1,459,951
		299,437,800
Capital Goods 7.3%
3M Co.	157,801	24,708,481
A.O. Smith Corp.	18,900	1,507,464
Acuity Brands, Inc.	10,900	2,516,592
AGCO Corp.	21,468	1,078,982
Allegion plc	23,800	1,599,598
Allison Transmission Holdings, Inc.	41,314	1,155,139
AMETEK, Inc.	60,540	3,418,088
B/E Aerospace, Inc.	27,973	1,292,912
Carlisle Cos., Inc.	17,542	1,551,590
Caterpillar, Inc.	154,972	11,258,716
Chicago Bridge & Iron Co. N.V. (a)	26,336	1,125,864
Colfax Corp. *	22,964	621,635
Cummins, Inc.	41,397	4,155,017
Danaher Corp.	150,283	14,485,778
Deere & Co.	78,794	6,269,639
Donaldson Co., Inc.	33,196	1,042,354
Dover Corp.	37,704	2,484,694
Eaton Corp. plc	119,741	6,964,136
Emerson Electric Co.	166,842	8,342,100
Fastenal Co.	74,417	3,019,842
Flowserve Corp.	33,682	1,557,456
Fluor Corp.	35,939	1,746,635
Fortune Brands Home & Security, Inc.	41,643	2,289,116
General Dynamics Corp.	76,678	11,230,260
General Electric Co.	2,386,489	71,451,481
HD Supply Holdings, Inc. *	46,400	1,467,632
Honeywell International, Inc.	197,481	20,528,150
Hubbell, Inc., Class A	1,100	134,805
Hubbell, Inc., Class B	12,911	1,281,933
IDEX Corp.	18,556	1,462,213
Illinois Tool Works, Inc.	83,825	7,877,873
Ingersoll-Rand plc	66,691	3,912,761
Jacobs Engineering Group, Inc. *	33,143	1,462,932
L-3 Communications Holdings, Inc.	23,626	2,892,059
Lincoln Electric Holdings, Inc.	16,170	912,796
Lockheed Martin Corp.	68,017	14,906,606
Masco Corp.	90,516	2,707,334
MSC Industrial Direct Co., Inc., Class A	11,175	689,497
Nordson Corp.	14,684	1,065,030
Northrop Grumman Corp.	47,295	8,813,896
Owens Corning	27,915	1,307,539
PACCAR, Inc.	88,451	4,595,914
Parker-Hannifin Corp.	34,552	3,616,212
Pentair plc	45,427	2,575,711
Precision Castparts Corp.	35,109	8,129,138
    1

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Quanta Services, Inc. *	54,075	1,192,354
Raytheon Co.	76,719	9,515,458
Rockwell Automation, Inc.	33,344	3,549,135
Rockwell Collins, Inc.	33,238	3,080,498
Roper Technologies, Inc.	25,333	4,901,682
Sensata Technologies Holding N.V. *	41,359	1,894,656
Snap-on, Inc.	14,405	2,479,965
SolarCity Corp. *(a)	12,342	354,956
Spirit AeroSystems Holdings, Inc., Class A *	32,100	1,683,645
Stanley Black & Decker, Inc.	39,367	4,297,302
Textron, Inc.	70,008	2,987,241
The Boeing Co.	161,179	23,443,485
The Middleby Corp. *	14,600	1,606,584
TransDigm Group, Inc. *	13,562	3,182,052
Trinity Industries, Inc.	39,133	1,062,461
United Rentals, Inc. *	25,382	1,996,802
United Technologies Corp.	209,120	20,085,976
W.W. Grainger, Inc.	14,853	2,978,621
WABCO Holdings, Inc. *	14,691	1,578,989
Wabtec Corp.	23,534	1,885,544
Xylem, Inc.	45,362	1,692,910
		372,663,916
Commercial & Professional Services 0.8%
Cintas Corp.	22,068	2,021,208
Copart, Inc. *	27,522	1,086,293
Equifax, Inc.	29,785	3,321,027
IHS, Inc., Class A *	16,845	2,077,157
ManpowerGroup, Inc.	19,120	1,726,154
Nielsen Holdings plc	90,830	4,239,944
Republic Services, Inc.	63,284	2,780,066
Robert Half International, Inc.	34,050	1,742,679
Rollins, Inc.	19,617	532,602
Stericycle, Inc. *	21,158	2,554,194
The ADT Corp.	41,729	1,480,128
The Dun & Bradstreet Corp.	8,230	887,112
Towers Watson & Co., Class A	17,242	2,319,221
Tyco International plc	107,688	3,802,463
Verisk Analytics, Inc. *	40,483	3,034,201
Waste Connections, Inc.	33,238	1,811,471
Waste Management, Inc.	107,705	5,791,298
		41,207,218
Consumer Durables & Apparel 1.5%
Carter's, Inc.	11,957	1,031,052
Coach, Inc.	70,049	2,225,457
D.R. Horton, Inc.	80,786	2,610,196
Garmin Ltd.	29,699	1,124,107
GoPro, Inc., Class A *(a)	18,800	383,520
Hanesbrands, Inc.	100,016	3,067,491
Harman International Industries, Inc.	18,865	1,946,113
Hasbro, Inc.	28,798	2,104,846
Jarden Corp. *	48,722	2,274,343
Leggett & Platt, Inc.	34,969	1,629,555
Lennar Corp., B Shares	2,700	112,320
Lennar Corp., Class A	43,299	2,217,342
lululemon athletica, Inc. *(a)	29,918	1,430,679
Mattel, Inc.	82,785	2,058,035
Security	Number of Shares	Value ($)
Michael Kors Holdings Ltd. *	51,461	2,213,852
Mohawk Industries, Inc. *	16,131	3,076,504
Newell Rubbermaid, Inc.	65,886	2,942,469
NIKE, Inc., Class B	173,526	22,954,019
NVR, Inc. *	984	1,655,560
Polaris Industries, Inc.	15,842	1,670,222
PulteGroup, Inc.	76,737	1,494,837
PVH Corp.	20,792	1,898,102
Ralph Lauren Corp.	14,446	1,794,338
Skechers U.S.A., Inc., Class A *	31,800	960,360
Toll Brothers, Inc. *	43,811	1,628,893
Under Armour, Inc., Class A *	45,256	3,901,972
VF Corp.	86,826	5,617,642
Whirlpool Corp.	20,283	3,296,393
		79,320,219
Consumer Services 2.1%
Aramark	59,340	1,935,671
Carnival Corp.	115,391	5,830,707
Chipotle Mexican Grill, Inc. *	7,966	4,616,695
Darden Restaurants, Inc.	27,707	1,556,302
Domino's Pizza, Inc.	13,700	1,472,339
Dunkin' Brands Group, Inc.	25,487	1,081,159
Extended Stay America, Inc.	14,673	251,055
H&R Block, Inc.	68,028	2,495,947
Hilton Worldwide Holdings, Inc.	134,741	3,128,686
Hyatt Hotels Corp., Class A *	9,318	459,284
Las Vegas Sands Corp.	91,352	4,024,969
Marriott International, Inc., Class A	49,489	3,509,265
McDonald's Corp.	237,892	27,157,751
MGM Resorts International *	119,279	2,712,405
Norwegian Cruise Line Holdings Ltd. *	39,660	2,278,070
Royal Caribbean Cruises Ltd.	42,535	3,939,166
Service Corp. International	52,100	1,450,985
Starbucks Corp.	374,669	23,000,930
Starwood Hotels & Resorts Worldwide, Inc.	43,943	3,156,865
Wyndham Worldwide Corp.	29,756	2,259,076
Wynn Resorts Ltd. (a)	21,064	1,322,187
Yum! Brands, Inc.	108,015	7,832,168
		105,471,682
Diversified Financials 5.0%
Affiliated Managers Group, Inc. *	13,361	2,367,970
Ally Financial, Inc. *	109,752	2,190,650
American Express Co.	215,285	15,423,017
Ameriprise Financial, Inc.	44,015	4,971,494
Berkshire Hathaway, Inc., Class B *	475,300	63,732,977
BlackRock, Inc.	33,310	12,115,513
Capital One Financial Corp.	137,031	10,758,304
CME Group, Inc.	84,993	8,299,567
Discover Financial Services	109,230	6,199,895
E*TRADE Financial Corp. *	73,400	2,233,562
Eaton Vance Corp.	30,919	1,110,611
FactSet Research Systems, Inc.	10,355	1,755,483
Franklin Resources, Inc.	97,747	4,097,554
Intercontinental Exchange, Inc.	27,796	7,222,513
Invesco Ltd.	107,828	3,632,725
Lazard Ltd., Class A	33,328	1,548,752
2

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Legg Mason, Inc.	24,980	1,108,612
LendingClub Corp. *	52,673	633,130
Leucadia National Corp.	87,728	1,551,031
LPL Financial Holdings, Inc. (a)	19,245	884,885
McGraw Hill Financial, Inc.	67,874	6,547,805
Moody's Corp.	43,448	4,480,358
Morgan Stanley	384,823	13,199,429
MSCI, Inc.	27,027	1,895,133
Nasdaq, Inc.	31,583	1,851,396
Navient Corp.	94,007	1,119,623
Northern Trust Corp.	55,847	4,185,174
OneMain Holdings, Inc. *	11,700	566,982
Raymond James Financial, Inc.	32,001	1,879,419
Santander Consumer USA Holdings, Inc. *	25,402	448,091
SEI Investments Co.	35,643	1,938,623
State Street Corp.	103,964	7,545,707
Synchrony Financial *	211,176	6,721,732
T. Rowe Price Group, Inc.	66,174	5,039,150
TD Ameritrade Holding Corp.	68,433	2,506,701
The Bank of New York Mellon Corp.	279,823	12,267,440
The Charles Schwab Corp. (b)	314,365	10,597,244
The Goldman Sachs Group, Inc.	101,500	19,287,030
Voya Financial, Inc.	54,702	2,226,371
		256,141,653
Energy 6.7%
Anadarko Petroleum Corp.	127,697	7,649,050
Antero Resources Corp. *(a)	19,233	396,392
Apache Corp.	96,892	4,765,149
Baker Hughes, Inc.	109,326	5,911,257
Cabot Oil & Gas Corp.	107,005	2,014,904
Cameron International Corp. *	47,855	3,268,018
Cheniere Energy, Inc. *	60,622	2,882,576
Chesapeake Energy Corp. (a)	130,300	686,681
Chevron Corp.	477,344	43,591,054
Cimarex Energy Co.	24,063	2,863,978
Columbia Pipeline Group, Inc.	78,890	1,512,321
Concho Resources, Inc. *	33,167	3,629,797
ConocoPhillips	313,989	16,971,105
Continental Resources, Inc. *	20,898	758,597
Core Laboratories N.V.	10,874	1,284,763
Devon Energy Corp.	96,730	4,450,547
Ensco plc, Class A	59,874	1,025,043
EOG Resources, Inc.	138,113	11,522,768
EQT Corp.	37,084	2,121,947
Exxon Mobil Corp.	1,061,590	86,689,439
FMC Technologies, Inc. *	59,653	2,029,395
Halliburton Co.	214,579	8,550,973
Helmerich & Payne, Inc. (a)	27,558	1,605,254
Hess Corp.	60,580	3,574,220
HollyFrontier Corp.	46,332	2,227,643
Kinder Morgan, Inc.	452,592	10,667,593
Marathon Oil Corp.	174,346	3,052,799
Marathon Petroleum Corp.	134,956	7,882,780
Murphy Oil Corp.	43,455	1,241,944
National Oilwell Varco, Inc.	97,141	3,627,245
Noble Energy, Inc.	110,133	4,038,577
Occidental Petroleum Corp.	192,045	14,516,682
Oceaneering International, Inc.	26,742	1,169,695
ONEOK, Inc.	51,743	1,525,384
Security	Number of Shares	Value ($)
Phillips 66	120,553	11,034,216
Pioneer Natural Resources Co.	38,146	5,521,634
Range Resources Corp.	41,140	1,175,781
Schlumberger Ltd.	323,868	24,986,416
Southwestern Energy Co. *	99,130	893,161
Spectra Energy Corp.	171,400	4,490,680
Tesoro Corp.	31,934	3,677,839
The Williams Cos., Inc.	171,979	6,287,552
Transocean Ltd. (a)	87,114	1,250,957
Valero Energy Corp.	125,326	9,005,926
Weatherford International plc *	192,084	2,076,428
Whiting Petroleum Corp. *	51,400	848,614
		340,954,774
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	113,522	18,324,721
CVS Health Corp.	281,425	26,479,278
Rite Aid Corp. *	255,900	2,016,492
Sysco Corp.	140,008	5,754,329
The Kroger Co.	242,708	9,140,383
Wal-Mart Stores, Inc.	398,876	23,469,864
Walgreens Boots Alliance, Inc.	220,440	18,523,573
Whole Foods Market, Inc.	92,656	2,700,923
		106,409,563
Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	498,963	28,740,269
Archer-Daniels-Midland Co.	153,637	5,606,214
Brown-Forman Corp., Class A	6,500	737,945
Brown-Forman Corp., Class B	27,408	2,810,416
Bunge Ltd.	35,863	2,388,835
Campbell Soup Co.	43,624	2,278,918
Coca-Cola Enterprises, Inc.	55,592	2,796,278
ConAgra Foods, Inc.	113,395	4,641,257
Constellation Brands, Inc., Class A	42,364	5,941,975
Dr. Pepper Snapple Group, Inc.	49,582	4,449,985
Flowers Foods, Inc.	45,739	1,075,781
General Mills, Inc.	153,294	8,854,262
Hormel Foods Corp.	34,983	2,620,926
Ingredion, Inc.	19,198	1,892,347
Kellogg Co.	64,125	4,409,876
Keurig Green Mountain, Inc.	29,346	1,537,730
McCormick & Co., Inc. Non-Voting Shares	29,212	2,509,895
Mead Johnson Nutrition Co.	52,061	4,195,596
Molson Coors Brewing Co., Class B	39,605	3,644,848
Mondelez International, Inc., Class A	407,320	17,783,591
Monster Beverage Corp. *	39,267	6,071,071
PepsiCo, Inc.	370,776	37,136,924
Philip Morris International, Inc.	391,183	34,185,482
Pilgrim's Pride Corp.	15,395	331,454
Reynolds American, Inc.	210,984	9,758,010
The Coca-Cola Co.	988,642	42,135,922
The Hain Celestial Group, Inc. *	25,700	1,097,390
The Hershey Co.	37,187	3,209,610
The J.M. Smucker Co.	31,320	3,795,671
The Kraft Heinz Co.	151,556	11,168,162
The WhiteWave Foods Co. *	44,100	1,791,783
Tyson Foods, Inc., Class A	78,757	3,937,850
		263,536,273
    3

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 4.7%
Abbott Laboratories	376,650	16,919,118
Aetna, Inc.	87,675	9,008,606
AmerisourceBergen Corp.	51,459	5,075,916
Anthem, Inc.	67,790	8,838,460
Baxter International, Inc.	136,803	5,150,633
Becton Dickinson & Co.	52,511	7,889,778
Boston Scientific Corp. *	344,222	6,292,378
C.R. Bard, Inc.	19,101	3,568,449
Cardinal Health, Inc.	81,645	7,090,868
Centene Corp. *	30,000	1,732,500
Cerner Corp. *	78,591	4,684,024
Cigna Corp.	67,211	9,072,141
Community Health Systems, Inc. *	29,631	857,521
DaVita HealthCare Partners, Inc. *	43,536	3,179,869
DENTSPLY International, Inc.	37,046	2,247,210
DexCom, Inc. *	20,000	1,700,400
Edwards Lifesciences Corp. *	27,112	4,419,256
Envision Healthcare Holdings, Inc. *	44,309	1,218,498
Express Scripts Holding Co. *	173,324	14,815,736
HCA Holdings, Inc. *	80,872	5,504,148
Henry Schein, Inc. *	20,996	3,285,454
Hologic, Inc. *	64,200	2,590,470
Humana, Inc.	37,817	6,378,215
IDEXX Laboratories, Inc. *	21,964	1,555,490
IMS Health Holdings, Inc. *	39,384	1,091,724
Intuitive Surgical, Inc. *	9,379	4,877,268
Laboratory Corp. of America Holdings *	25,297	3,074,597
McKesson Corp.	58,762	11,126,585
MEDNAX, Inc. *	22,724	1,621,812
Medtronic plc	356,884	26,887,641
Patterson Cos., Inc.	21,247	968,226
Premier, Inc., Class A *	6,683	229,628
Quest Diagnostics, Inc.	37,316	2,549,429
ResMed, Inc.	33,770	2,011,679
Sirona Dental Systems, Inc. *	14,685	1,593,029
St. Jude Medical, Inc.	72,004	4,543,452
Stryker Corp.	80,142	7,730,497
Tenet Healthcare Corp. *	27,312	906,485
The Cooper Cos., Inc.	12,654	1,850,648
UnitedHealth Group, Inc.	241,041	27,167,731
Universal Health Services, Inc., Class B	23,180	2,816,834
Varian Medical Systems, Inc. *	23,631	1,908,912
Zimmer Biomet Holdings, Inc.	41,970	4,239,390
		240,270,705
Household & Personal Products 1.8%
Church & Dwight Co., Inc.	33,438	2,867,977
Colgate-Palmolive Co.	227,529	14,944,105
Coty, Inc., Class A (a)	25,400	705,612
Edgewell Personal Care Co.	15,095	1,215,148
Herbalife Ltd. *(a)	16,180	934,071
Kimberly-Clark Corp.	92,977	11,078,210
Spectrum Brands Holdings, Inc.	7,000	662,970
The Clorox Co.	31,554	3,922,162
Security	Number of Shares	Value ($)
The Estee Lauder Cos., Inc., Class A	56,179	4,725,777
The Procter & Gamble Co.	688,607	51,535,348
		92,591,380
Insurance 3.0%
ACE Ltd.	82,645	9,491,778
Aflac, Inc.	108,497	7,078,344
Alleghany Corp. *	4,213	2,145,934
American Financial Group, Inc.	18,704	1,384,096
American International Group, Inc.	332,555	21,143,847
Aon plc	69,348	6,570,030
Arch Capital Group Ltd. *	30,119	2,182,724
Arthur J. Gallagher & Co.	43,992	1,924,650
Axis Capital Holdings Ltd.	24,844	1,391,264
Brown & Brown, Inc.	31,192	1,012,492
Cincinnati Financial Corp.	38,085	2,327,374
CNA Financial Corp.	8,400	308,616
Erie Indemnity Co., Class A	6,240	601,099
Everest Re Group Ltd.	11,094	2,046,177
FNF Group	68,274	2,447,623
Lincoln National Corp.	64,171	3,528,763
Loews Corp.	74,620	2,827,352
Markel Corp. *	3,320	3,005,164
Marsh & McLennan Cos., Inc.	133,226	7,367,398
MetLife, Inc.	281,683	14,391,185
PartnerRe Ltd.	12,413	1,727,021
Principal Financial Group, Inc.	68,345	3,517,034
Prudential Financial, Inc.	113,009	9,780,929
Reinsurance Group of America, Inc.	16,788	1,542,481
RenaissanceRe Holdings Ltd.	10,861	1,202,964
The Allstate Corp.	99,429	6,240,164
The Chubb Corp.	57,813	7,546,331
The Hartford Financial Services Group, Inc.	107,285	4,896,487
The Progressive Corp.	148,403	4,573,780
The Travelers Cos., Inc.	78,237	8,963,613
Torchmark Corp.	36,785	2,229,907
Unum Group	62,656	2,298,222
W.R. Berkley Corp.	27,025	1,504,212
Willis Group Holdings plc	43,929	2,018,977
XL Group plc	77,355	2,953,414
		154,171,446
Materials 2.9%
Air Products & Chemicals, Inc.	48,656	6,660,520
Airgas, Inc.	17,055	2,357,001
Albemarle Corp.	28,175	1,509,053
Alcoa, Inc.	336,885	3,153,244
Ashland, Inc.	17,395	1,959,547
Avery Dennison Corp.	23,387	1,542,606
Axalta Coating Systems Ltd. *	34,380	997,708
Ball Corp.	35,418	2,458,718
Celanese Corp., Series A	39,093	2,765,830
CF Industries Holdings, Inc.	59,917	2,764,570
Crown Holdings, Inc. *	34,989	1,816,279
E.I. du Pont de Nemours & Co.	230,562	15,526,045
Eastman Chemical Co.	35,839	2,603,703
Ecolab, Inc.	66,166	7,884,341
FMC Corp.	33,291	1,430,514
4

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Freeport-McMoRan, Inc.	291,097	2,381,173
Huntsman Corp.	47,381	593,210
International Flavors & Fragrances, Inc.	20,570	2,468,606
International Paper Co.	106,289	4,446,069
LyondellBasell Industries N.V., Class A	94,013	9,008,326
Martin Marietta Materials, Inc.	16,614	2,615,044
Monsanto Co.	118,001	11,228,975
Newmont Mining Corp.	140,064	2,578,578
Nucor Corp.	80,799	3,349,118
Packaging Corp. of America	23,578	1,603,068
PPG Industries, Inc.	68,099	7,200,788
Praxair, Inc.	71,092	8,019,178
Reliance Steel & Aluminum Co.	19,058	1,120,801
RPM International, Inc.	31,552	1,482,313
Sealed Air Corp.	52,707	2,390,789
The Dow Chemical Co.	292,354	15,240,414
The Mosaic Co.	84,504	2,673,707
The Sherwin-Williams Co.	19,871	5,485,787
The Valspar Corp.	18,216	1,539,070
Vulcan Materials Co.	34,563	3,548,583
W.R. Grace & Co. *	18,770	1,843,589
Westlake Chemical Corp.	10,419	625,661
WestRock Co.	67,392	3,412,057
		150,284,583
Media 3.5%
AMC Networks, Inc., Class A *	15,111	1,228,675
Cablevision Systems Corp., Class A	56,451	1,721,755
CBS Corp., Class A	900	49,545
CBS Corp., Class B Non-Voting Shares	115,325	5,821,606
Charter Communications, Inc., Class A *(a)	19,092	3,577,077
Comcast Corp., Class A	535,500	32,590,530
Comcast Corp., Special Class A	95,168	5,809,055
Discovery Communications, Inc., Class A *	37,111	1,155,637
Discovery Communications, Inc., Class C *	68,316	2,020,787
DISH Network Corp., Class A *	55,001	3,449,113
Liberty Broadband Corp., Class A *	4,400	233,244
Liberty Broadband Corp., Class C *	18,700	987,547
Liberty Global plc, Class A *	63,990	2,713,816
Liberty Global plc, Series C *	156,810	6,429,210
Liberty Media Corp., Class A *	25,090	1,016,396
Liberty Media Corp., Class C *	50,180	1,962,038
Lions Gate Entertainment Corp.	24,200	821,348
MSG Networks, Inc., Class A *	14,496	286,731
News Corp., Class A	97,607	1,400,660
News Corp., Class B	26,500	383,190
Omnicom Group, Inc.	60,718	4,488,275
Scripps Networks Interactive, Inc., Class A	23,927	1,359,054
Sirius XM Holdings, Inc. *	564,000	2,318,040
TEGNA, Inc.	58,249	1,645,534
The Interpublic Group of Cos., Inc.	104,954	2,413,942
The Madison Square Garden Co., Class A *	4,772	775,259
The Walt Disney Co.	395,211	44,844,592
Security	Number of Shares	Value ($)
Time Warner Cable, Inc.	72,057	13,313,972
Time Warner, Inc.	205,859	14,406,013
Tribune Media Co., Class A	19,116	745,715
Twenty-First Century Fox, Inc., Class A	302,733	8,933,651
Twenty-First Century Fox, Inc., Class B	113,900	3,411,305
Viacom, Inc., Class A	1,200	62,160
Viacom, Inc., Class B	89,749	4,468,603
		176,844,075
Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	417,994	24,306,351
Agilent Technologies, Inc.	85,391	3,571,052
Alexion Pharmaceuticals, Inc. *	56,912	10,155,377
Alkermes plc *	37,700	2,765,672
Allergan plc *	100,440	31,527,112
Alnylam Pharmaceuticals, Inc. *	18,500	1,925,110
Amgen, Inc.	191,485	30,848,234
Anacor Pharmaceuticals, Inc. *	10,900	1,272,357
Baxalta, Inc.	136,891	4,706,313
Biogen, Inc. *	57,062	16,368,805
BioMarin Pharmaceutical, Inc. *	39,906	3,805,835
Bristol-Myers Squibb Co.	426,943	28,609,450
Celgene Corp. *	199,615	21,847,862
Eli Lilly & Co.	246,245	20,201,940
Endo International plc *	51,886	3,189,951
Gilead Sciences, Inc.	374,488	39,680,748
Illumina, Inc. *	36,743	6,757,038
Incyte Corp. *	40,851	4,666,818
Isis Pharmaceuticals, Inc. *	30,200	1,843,408
Jazz Pharmaceuticals plc *	14,849	2,176,715
Johnson & Johnson	702,817	71,153,193
Mallinckrodt plc *	30,238	2,053,463
Medivation, Inc. *	39,596	1,674,119
Merck & Co., Inc.	719,425	38,136,719
Mettler-Toledo International, Inc. *	6,781	2,324,391
Mylan N.V. *	103,605	5,314,937
OPKO Health, Inc. *(a)	80,600	881,764
PerkinElmer, Inc.	28,802	1,531,114
Perrigo Co., plc	37,300	5,572,247
Pfizer, Inc.	1,571,946	51,512,670
Quintiles Transnational Holdings, Inc. *	25,244	1,716,340
Regeneron Pharmaceuticals, Inc. *	19,482	10,607,949
Seattle Genetics, Inc. *	27,133	1,139,043
Thermo Fisher Scientific, Inc.	100,886	13,962,622
United Therapeutics Corp. *	11,400	1,739,982
Vertex Pharmaceuticals, Inc. *	62,441	8,077,368
Waters Corp. *	20,921	2,778,727
Zoetis, Inc.	115,836	5,409,541
		485,812,337
Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	17,062	1,571,240
American Campus Communities, Inc.	41,215	1,665,086
American Capital Agency Corp.	85,819	1,540,451
American Tower Corp.	106,248	10,558,926
Annaly Capital Management, Inc.	238,283	2,282,751
    5

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	42,519	1,620,399
AvalonBay Communities, Inc.	32,949	5,989,799
Boston Properties, Inc.	37,777	4,721,747
Brixmor Property Group, Inc.	38,306	961,864
Camden Property Trust	20,570	1,571,137
CBRE Group, Inc., Class A *	75,624	2,833,631
Crown Castle International Corp.	83,955	7,212,574
DDR Corp.	76,738	1,308,383
Digital Realty Trust, Inc.	40,820	2,943,530
Duke Realty Corp.	90,950	1,850,832
Equinix, Inc.	14,991	4,444,831
Equity Residential	90,453	7,219,958
Essex Property Trust, Inc.	17,014	3,926,661
Extra Space Storage, Inc.	30,538	2,557,557
Federal Realty Investment Trust	17,228	2,524,247
Four Corners Property Trust, Inc. *	9,207	182,299
General Growth Properties, Inc.	146,018	3,719,078
HCP, Inc.	119,977	4,262,783
Host Hotels & Resorts, Inc.	196,281	3,258,265
Iron Mountain, Inc.	48,828	1,356,442
Jones Lang LaSalle, Inc.	10,847	1,801,904
Kilroy Realty Corp.	25,064	1,672,521
Kimco Realty Corp.	100,836	2,630,811
Lamar Advertising Co., Class A	19,540	1,141,331
Liberty Property Trust	34,666	1,175,177
Mid-America Apartment Communities, Inc.	18,800	1,664,928
National Retail Properties, Inc.	30,994	1,192,029
Omega Healthcare Investors, Inc.	40,800	1,405,152
Plum Creek Timber Co., Inc.	45,521	2,312,922
Prologis, Inc.	135,717	5,801,902
Public Storage	36,688	8,807,321
Realogy Holdings Corp. *	35,593	1,470,347
Realty Income Corp.	66,538	3,301,616
Regency Centers Corp.	22,627	1,524,607
Senior Housing Properties Trust	66,438	960,029
Simon Property Group, Inc.	79,088	14,729,349
SL Green Realty Corp.	25,559	3,018,007
Taubman Centers, Inc.	14,913	1,071,797
The Macerich Co.	35,098	2,742,909
UDR, Inc.	69,972	2,582,667
Ventas, Inc.	83,079	4,431,434
VEREIT, Inc.	227,270	1,893,159
Vornado Realty Trust	45,852	4,436,640
Weingarten Realty Investors	27,097	947,311
Welltower, Inc.	89,563	5,659,486
Weyerhaeuser Co.	132,323	4,256,831
WP Carey, Inc.	23,016	1,424,000
		166,140,658
Retailing 5.3%
Advance Auto Parts, Inc.	18,530	3,015,387
Amazon.com, Inc. *	97,321	64,699,001
AutoNation, Inc. *	19,234	1,229,437
AutoZone, Inc. *	7,733	6,060,893
Bed Bath & Beyond, Inc. *	43,217	2,356,191
Best Buy Co., Inc.	74,897	2,380,227
CarMax, Inc. *	52,050	2,982,465
Dick's Sporting Goods, Inc.	24,969	974,540
Dillard's, Inc., Class A	7,051	528,825
Security	Number of Shares	Value ($)
Dollar General Corp.	73,120	4,782,779
Dollar Tree, Inc. *	59,172	4,465,119
Expedia, Inc.	26,050	3,207,016
Foot Locker, Inc.	35,627	2,315,755
GameStop Corp., Class A (a)	28,900	1,012,367
Genuine Parts Co.	37,504	3,398,988
Kohl's Corp.	49,705	2,342,597
L Brands, Inc.	63,949	6,101,374
Liberty Interactive Corp. QVC Group, Class A *	127,128	3,366,349
Liberty Ventures, Series A *	34,500	1,483,845
LKQ Corp. *	74,506	2,197,182
Lowe's Cos., Inc.	233,264	17,868,022
Macy's, Inc.	82,453	3,222,263
Netflix, Inc. *	107,051	13,202,600
Nordstrom, Inc.	35,652	2,007,564
O'Reilly Automotive, Inc. *	25,450	6,715,492
Ross Stores, Inc.	103,930	5,405,399
Sally Beauty Holdings, Inc. *	39,148	1,012,367
Signet Jewelers Ltd.	20,603	2,707,028
Staples, Inc.	160,626	1,938,756
Target Corp.	158,694	11,505,315
The Gap, Inc.	60,356	1,613,316
The Home Depot, Inc.	327,154	43,799,378
The Priceline Group, Inc. *	12,744	15,915,344
The TJX Cos., Inc.	169,950	11,998,470
Tiffany & Co.	27,017	2,152,715
Tractor Supply Co.	35,134	3,139,223
TripAdvisor, Inc. *	27,073	2,230,003
Ulta Salon, Cosmetics & Fragrance, Inc. *	16,915	2,824,805
Urban Outfitters, Inc. *	26,828	600,947
Williams-Sonoma, Inc.	22,670	1,435,691
		270,195,035
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	78,245	4,131,336
Analog Devices, Inc.	80,376	4,953,573
Applied Materials, Inc.	313,478	5,883,982
Avago Technologies Ltd.	66,201	8,635,920
Broadcom Corp., Class A	142,389	7,778,711
First Solar, Inc. *	18,763	1,060,297
Freescale Semiconductor Ltd. *	29,732	1,156,872
Intel Corp.	1,209,467	42,053,167
KLA-Tencor Corp.	41,177	2,737,035
Lam Research Corp.	41,253	3,225,985
Linear Technology Corp.	60,554	2,768,529
Marvell Technology Group Ltd.	103,644	918,286
Maxim Integrated Products, Inc.	72,319	2,803,808
Microchip Technology, Inc.	49,660	2,397,585
Micron Technology, Inc. *	273,230	4,352,554
NVIDIA Corp.	131,761	4,179,459
Qorvo, Inc. *	37,600	2,183,432
Skyworks Solutions, Inc.	49,368	4,098,531
Texas Instruments, Inc.	257,409	14,960,611
Xilinx, Inc.	65,868	3,272,981
		123,552,654
6

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 12.1%
Accenture plc, Class A	157,771	16,916,207
Activision Blizzard, Inc.	126,127	4,749,943
Adobe Systems, Inc. *	126,084	11,531,643
Akamai Technologies, Inc. *	46,622	2,685,893
Alliance Data Systems Corp. *	16,151	4,632,914
Alphabet, Inc., Class A *	73,621	56,161,780
Alphabet, Inc., Class C *	75,110	55,776,686
Amdocs Ltd.	39,451	2,231,743
ANSYS, Inc. *	22,637	2,109,995
Autodesk, Inc. *	58,109	3,688,178
Automatic Data Processing, Inc.	118,541	10,225,347
Broadridge Financial Solutions, Inc.	30,300	1,665,894
CA, Inc.	80,902	2,274,155
Cadence Design Systems, Inc. *	69,959	1,560,086
CDK Global, Inc.	40,219	1,906,783
Citrix Systems, Inc. *	39,667	3,041,269
Cognizant Technology Solutions Corp., Class A *	155,267	10,027,143
Computer Sciences Corp.	35,633	1,116,382
CoStar Group, Inc. *	8,300	1,736,692
CSRA, Inc. *	35,633	1,122,796
eBay, Inc. *	280,926	8,312,600
Electronic Arts, Inc. *	77,190	5,232,710
Facebook, Inc., Class A *	574,073	59,841,369
Fidelity National Information Services, Inc.	72,351	4,606,588
FireEye, Inc. *	35,842	820,065
Fiserv, Inc. *	60,449	5,817,612
FleetCor Technologies, Inc. *	18,885	2,902,813
Fortinet, Inc. *	37,100	1,336,342
Gartner, Inc. *	19,865	1,853,404
Global Payments, Inc.	36,446	2,582,199
IAC/InterActiveCorp	19,014	1,193,889
International Business Machines Corp.	230,620	32,153,040
Intuit, Inc.	69,976	7,011,595
Jack Henry & Associates, Inc.	20,858	1,655,708
LinkedIn Corp., Class A *	28,964	7,041,438
MasterCard, Inc., Class A	252,064	24,682,107
Microsoft Corp.	2,029,892	110,324,630
NetSuite, Inc. *	8,389	716,421
Nuance Communications, Inc. *	63,841	1,336,192
Oracle Corp.	823,394	32,087,664
Paychex, Inc.	79,867	4,332,785
PayPal Holdings, Inc. *	280,926	9,905,451
Rackspace Hosting, Inc. *	27,544	788,309
Red Hat, Inc. *	47,353	3,855,008
Sabre Corp.	49,017	1,434,237
salesforce.com, Inc. *	159,804	12,734,781
ServiceNow, Inc. *	39,692	3,453,601
Splunk, Inc. *	31,900	1,898,050
SS&C Technologies Holdings, Inc.	19,900	1,430,810
Symantec Corp.	174,871	3,423,974
Synopsys, Inc. *	39,275	1,966,892
Tableau Software, Inc., Class A *	12,600	1,222,578
Teradata Corp. *	31,681	947,579
The Western Union Co.	125,397	2,364,987
Total System Services, Inc.	41,886	2,343,941
Twitter, Inc. *	146,924	3,731,870
Vantiv, Inc., Class A *	35,251	1,858,080
Security	Number of Shares	Value ($)
VeriSign, Inc. *	25,812	2,308,625
Visa, Inc., Class A	494,252	39,050,851
VMware, Inc., Class A *(a)	19,810	1,216,532
Workday, Inc., Class A *	26,360	2,206,596
Xerox Corp.	244,452	2,578,969
Yahoo! Inc. *	215,093	7,272,294
		618,996,715
Technology Hardware & Equipment 6.0%
Amphenol Corp., Class A	78,306	4,310,745
Apple, Inc.	1,446,616	171,134,673
Arrow Electronics, Inc. *	24,790	1,402,122
Avnet, Inc.	34,969	1,584,795
CDW Corp.	35,800	1,545,486
Cisco Systems, Inc.	1,300,471	35,437,835
CommScope Holding Co., Inc. *	31,700	907,254
Corning, Inc.	304,638	5,705,870
EMC Corp.	484,113	12,267,424
F5 Networks, Inc. *	18,755	1,931,765
Fitbit, Inc., Class A *(a)	9,100	261,352
FLIR Systems, Inc.	35,656	1,089,647
Harris Corp.	31,393	2,609,700
Hewlett Packard Enterprise Co. *	453,594	6,740,407
HP, Inc.	453,594	5,688,069
Jabil Circuit, Inc.	47,311	1,210,689
Juniper Networks, Inc.	89,834	2,706,698
Keysight Technologies, Inc. *	42,380	1,305,728
Motorola Solutions, Inc.	40,626	2,916,134
National Instruments Corp.	39,566	1,242,372
NCR Corp. *	40,372	1,094,485
NetApp, Inc.	78,539	2,408,006
Palo Alto Networks, Inc. *	17,800	3,334,652
QUALCOMM, Inc.	396,946	19,366,995
SanDisk Corp.	50,279	3,714,110
Seagate Technology plc	76,712	2,757,029
TE Connectivity Ltd.	99,838	6,698,131
Trimble Navigation Ltd. *	71,346	1,633,823
Western Digital Corp.	58,011	3,620,467
		306,626,463
Telecommunication Services 2.3%
AT&T, Inc.	1,566,622	52,748,163
CenturyLink, Inc.	142,474	3,836,825
Frontier Communications Corp.	273,362	1,364,076
Level 3 Communications, Inc. *	72,682	3,694,426
SBA Communications Corp., Class A *	31,165	3,277,311
Sprint Corp. *	207,973	759,101
T-Mobile US, Inc. *	71,049	2,522,240
Verizon Communications, Inc.	1,028,120	46,728,054
Zayo Group Holdings, Inc. *	10,762	261,517
		115,191,713
Transportation 2.2%
Alaska Air Group, Inc.	31,700	2,527,441
AMERCO	1,500	608,100
American Airlines Group, Inc.	169,234	6,982,595
Avis Budget Group, Inc. *	25,584	956,586
C.H. Robinson Worldwide, Inc.	34,180	2,304,757
CSX Corp.	251,591	7,152,732
    7

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Delta Air Lines, Inc.	199,947	9,289,538
Expeditors International of Washington, Inc.	46,721	2,267,837
FedEx Corp.	66,397	10,526,580
Genesee & Wyoming, Inc., Class A *	17,486	1,211,255
Hertz Global Holdings, Inc. *	102,275	1,622,082
J.B. Hunt Transport Services, Inc.	22,752	1,780,116
JetBlue Airways Corp. *	78,600	1,944,564
Kansas City Southern	26,902	2,445,930
Kirby Corp. *	14,526	938,380
Macquarie Infrastructure Corp.	18,700	1,403,061
Norfolk Southern Corp.	75,656	7,191,859
Old Dominion Freight Line, Inc. *	18,500	1,178,635
Southwest Airlines Co.	169,461	7,774,871
Union Pacific Corp.	219,344	18,413,929
United Continental Holdings, Inc. *	95,063	5,297,861
United Parcel Service, Inc., Class B	177,488	18,283,039
		112,101,748
Utilities 2.9%
AES Corp.	182,989	1,828,060
AGL Resources, Inc.	29,331	1,835,241
Alliant Energy Corp.	26,448	1,591,905
Ameren Corp.	61,975	2,712,026
American Electric Power Co., Inc.	124,533	6,975,093
American Water Works Co., Inc.	43,710	2,524,690
Aqua America, Inc.	43,425	1,274,524
Atmos Energy Corp.	25,800	1,607,598
Calpine Corp. *	90,610	1,339,216
CenterPoint Energy, Inc.	109,229	1,851,432
CMS Energy Corp.	67,981	2,380,695
Consolidated Edison, Inc.	76,189	4,735,146
Dominion Resources, Inc.	153,808	10,362,045
DTE Energy Co.	44,791	3,605,228
Duke Energy Corp.	173,875	11,781,770
Edison International	82,502	4,897,319
Entergy Corp.	45,811	3,052,387
Eversource Energy	78,242	3,986,430
Exelon Corp.	242,176	6,613,827
FirstEnergy Corp.	110,150	3,457,609
ITC Holdings Corp.	39,271	1,448,314
National Fuel Gas Co.	20,612	942,381
NextEra Energy, Inc.	115,906	11,574,373
NiSource, Inc.	78,890	1,513,899
NRG Energy, Inc.	82,311	1,017,364
OGE Energy Corp.	49,392	1,289,625
Pepco Holdings, Inc.	60,893	1,563,123
PG&E Corp.	124,713	6,576,116
Pinnacle West Capital Corp.	26,951	1,707,615
PPL Corp.	167,538	5,702,994
Public Service Enterprise Group, Inc.	125,733	4,916,160
SCANA Corp.	35,496	2,099,233
Security	Number of Shares	Value ($)
Sempra Energy	61,039	6,056,900
TECO Energy, Inc.	58,787	1,547,274
The Southern Co.	228,456	10,175,430
UGI Corp.	46,515	1,612,675
WEC Energy Group, Inc.	78,732	3,883,062
Westar Energy, Inc.	35,028	1,494,995
Xcel Energy, Inc.	136,293	4,860,208
		148,393,982
Total Common Stock
(Cost $4,382,759,314)		5,085,635,677

Other Investment Companies 0.4% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	2,924,190	2,924,190
Securities Lending Collateral 0.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	17,555,300	17,555,300
Total Other Investment Companies
(Cost $20,479,490)		20,479,490

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $4,403,980,258 and the unrealized appreciation and depreciation were $851,183,811 and ($149,048,902), respectively, with a net unrealized appreciation of $702,134,909.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,069,053.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	120	12,478,800	97,832
8

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,085,635,677	$—	$—	$5,085,635,677
Other Investment Companies[1]	20,479,490	—	—	20,479,490
Total	$5,106,115,167	$—	$—	$5,106,115,167
Other Financial Instruments
Futures Contracts[2]	$97,832	$—	$—	$97,832
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    9

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	2,208,781,560	2,645,047,354
0.6%	Other Investment Companies	16,836,147	16,884,856
100.5%	Total Investments	2,225,617,707	2,661,932,210
(0.5%)	Other Assets and Liabilities, Net		(13,018,373)
100.0%	Net Assets		2,648,913,837

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 0.5%
BorgWarner, Inc.	60,842	2,597,345
Lear Corp.	21,150	2,662,785
Tesla Motors, Inc. *(a)	25,914	5,966,957
The Goodyear Tire & Rubber Co.	73,577	2,566,366
		13,793,453
Banks 0.3%
CIT Group, Inc.	46,388	1,992,828
East West Bancorp, Inc.	33,650	1,459,737
Signature Bank *	13,144	2,078,724
SVB Financial Group *	13,475	1,785,168
Zions Bancorp	57,501	1,722,730
		9,039,187
Capital Goods 6.5%
3M Co.	165,147	25,858,717
A.O. Smith Corp.	20,005	1,595,599
Acuity Brands, Inc.	12,038	2,779,333
Allegion plc	22,525	1,513,905
AMETEK, Inc.	65,459	3,695,815
B/E Aerospace, Inc.	29,097	1,344,863
Carlisle Cos., Inc.	17,083	1,510,991
Caterpillar, Inc.	158,188	11,492,358
Chicago Bridge & Iron Co. N.V. (a)	25,510	1,090,553
Colfax Corp. *	26,653	721,497
Cummins, Inc.	45,479	4,564,727
Danaher Corp.	158,579	15,285,430
Deere & Co.	82,207	6,541,211
Donaldson Co., Inc.	33,468	1,050,895
Dover Corp.	40,845	2,691,686
Fastenal Co.	72,774	2,953,169
Flowserve Corp.	36,451	1,685,494
Fortune Brands Home & Security, Inc.	44,766	2,460,787
HD Supply Holdings, Inc. *	43,300	1,369,579
Security	Number of Shares	Value ($)
IDEX Corp.	21,279	1,676,785
Jacobs Engineering Group, Inc. *	34,254	1,511,972
Lincoln Electric Holdings, Inc.	18,302	1,033,148
MSC Industrial Direct Co., Inc., Class A	13,400	826,780
Nordson Corp.	16,306	1,182,674
PACCAR, Inc.	94,038	4,886,214
Pentair plc	48,145	2,729,822
Precision Castparts Corp.	36,462	8,442,412
Quanta Services, Inc. *	43,314	955,074
Roper Technologies, Inc.	27,507	5,322,329
Sensata Technologies Holding N.V. *	47,030	2,154,444
Snap-on, Inc.	16,043	2,761,963
SolarCity Corp. *(a)	13,087	376,382
Spirit AeroSystems Holdings, Inc., Class A *	33,855	1,775,695
Stanley Black & Decker, Inc.	42,164	4,602,622
Textron, Inc.	74,000	3,157,580
The Boeing Co.	170,066	24,736,100
The Middleby Corp. *	15,653	1,722,456
TransDigm Group, Inc. *	13,828	3,244,464
United Rentals, Inc. *	26,794	2,107,884
W.W. Grainger, Inc.	16,129	3,234,510
WABCO Holdings, Inc. *	14,540	1,562,759
Wabtec Corp.	26,231	2,101,628
		172,312,306
Commercial & Professional Services 1.1%
Cintas Corp.	21,550	1,973,764
Copart, Inc. *	31,523	1,244,213
Equifax, Inc.	31,780	3,543,470
IHS, Inc., Class A *	18,339	2,261,382
ManpowerGroup, Inc.	21,179	1,912,040
Nielsen Holdings plc	96,788	4,518,064
Robert Half International, Inc.	36,385	1,862,184
Rollins, Inc.	27,145	736,987
Stericycle, Inc. *	23,272	2,809,396
The Dun & Bradstreet Corp.	9,390	1,012,148
Towers Watson & Co., Class A	18,237	2,453,059
Verisk Analytics, Inc. *	40,142	3,008,643
Waste Connections, Inc.	34,681	1,890,115
		29,225,465
Consumer Durables & Apparel 2.5%
Carter's, Inc.	14,517	1,251,801
D.R. Horton, Inc.	91,982	2,971,938
GoPro, Inc., Class A *(a)	18,625	379,950
Hanesbrands, Inc.	110,571	3,391,213
Harman International Industries, Inc.	18,857	1,945,288
Jarden Corp. *	52,489	2,450,186
Lennar Corp., B Shares	2,850	118,560
Lennar Corp., Class A	46,953	2,404,463
lululemon athletica, Inc. *(a)	28,515	1,363,587
    1

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Michael Kors Holdings Ltd. *	51,157	2,200,774
Mohawk Industries, Inc. *	17,125	3,266,080
NIKE, Inc., Class B	179,690	23,769,393
NVR, Inc. *	1,014	1,706,035
Polaris Industries, Inc.	16,116	1,699,110
PVH Corp.	22,326	2,038,141
Ralph Lauren Corp.	16,409	2,038,162
Skechers U.S.A., Inc., Class A *	31,748	958,790
Toll Brothers, Inc. *	44,433	1,652,019
Under Armour, Inc., Class A *	48,041	4,142,095
VF Corp.	89,292	5,777,192
		65,524,777
Consumer Services 2.4%
Chipotle Mexican Grill, Inc. *	8,317	4,820,118
Domino's Pizza, Inc.	14,285	1,535,209
Dunkin' Brands Group, Inc.	27,144	1,151,449
Extended Stay America, Inc.	15,302	261,817
Hilton Worldwide Holdings, Inc.	142,878	3,317,627
Hyatt Hotels Corp., Class A *	8,197	404,030
Las Vegas Sands Corp.	98,922	4,358,503
Marriott International, Inc., Class A	53,438	3,789,289
Norwegian Cruise Line Holdings Ltd. *	41,200	2,366,528
Royal Caribbean Cruises Ltd.	45,946	4,255,059
Starbucks Corp.	395,311	24,268,142
Starwood Hotels & Resorts Worldwide, Inc.	45,261	3,251,550
Wynn Resorts Ltd. (a)	21,047	1,321,120
Yum! Brands, Inc.	114,660	8,313,997
		63,414,438
Diversified Financials 6.6%
Affiliated Managers Group, Inc. *	14,536	2,576,215
Ally Financial, Inc. *	116,451	2,324,362
American Express Co.	227,412	16,291,796
Ameriprise Financial, Inc.	47,949	5,415,839
Berkshire Hathaway, Inc., Class B *	499,445	66,970,580
BlackRock, Inc.	33,910	12,333,745
E*TRADE Financial Corp. *	74,904	2,279,329
FactSet Research Systems, Inc.	10,479	1,776,505
Franklin Resources, Inc.	105,428	4,419,542
Intercontinental Exchange, Inc.	29,541	7,675,933
LendingClub Corp. *	53,794	646,604
Leucadia National Corp.	83,862	1,482,680
LPL Financial Holdings, Inc. (a)	20,143	926,175
McGraw Hill Financial, Inc.	73,626	7,102,700
Moody's Corp.	46,198	4,763,938
Morgan Stanley	404,633	13,878,912
MSCI, Inc.	27,486	1,927,318
OneMain Holdings, Inc. *	11,032	534,611
Raymond James Financial, Inc.	35,786	2,101,712
SEI Investments Co.	34,711	1,887,931
T. Rowe Price Group, Inc.	70,412	5,361,874
TD Ameritrade Holding Corp.	72,964	2,672,671
The Charles Schwab Corp. (b)	317,853	10,714,825
		176,065,797
Security	Number of Shares	Value ($)
Energy 4.5%
Anadarko Petroleum Corp.	134,970	8,084,703
Antero Resources Corp. *(a)	20,182	415,951
Baker Hughes, Inc.	116,493	6,298,777
Cabot Oil & Gas Corp.	111,629	2,101,974
Cameron International Corp. *	51,023	3,484,361
Cheniere Energy, Inc. *	61,659	2,931,885
Cimarex Energy Co.	25,319	3,013,467
Concho Resources, Inc. *	33,428	3,658,360
Continental Resources, Inc. *	23,578	855,881
Core Laboratories N.V.	11,165	1,319,145
Devon Energy Corp.	104,651	4,814,993
EOG Resources, Inc.	145,339	12,125,633
EQT Corp.	40,239	2,302,476
FMC Technologies, Inc. *	62,672	2,132,101
Halliburton Co.	225,905	9,002,314
Hess Corp.	65,794	3,881,846
HollyFrontier Corp.	50,251	2,416,068
National Oilwell Varco, Inc.	103,457	3,863,084
Noble Energy, Inc.	112,429	4,122,771
Oceaneering International, Inc.	25,598	1,119,657
Pioneer Natural Resources Co.	40,472	5,858,322
Range Resources Corp.	44,705	1,277,669
Schlumberger Ltd.	338,163	26,089,276
Southwestern Energy Co. *	101,807	917,281
Tesoro Corp.	32,805	3,778,152
Weatherford International plc *	206,920	2,236,805
Whiting Petroleum Corp. *	49,905	823,932
		118,926,884
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	116,915	18,872,419
CVS Health Corp.	297,614	28,002,501
Rite Aid Corp. *	269,574	2,124,243
Walgreens Boots Alliance, Inc.	232,414	19,529,749
Whole Foods Market, Inc.	94,642	2,758,814
		71,287,726
Food, Beverage & Tobacco 1.2%
Brown-Forman Corp., Class A	5,675	644,283
Brown-Forman Corp., Class B	29,987	3,074,867
Constellation Brands, Inc., Class A	45,289	6,352,235
Keurig Green Mountain, Inc.	30,663	1,606,741
Mead Johnson Nutrition Co.	55,724	4,490,797
Monster Beverage Corp. *	40,421	6,249,491
The Hain Celestial Group, Inc. *	24,975	1,066,433
The Hershey Co.	39,668	3,423,745
The WhiteWave Foods Co. *	44,375	1,802,956
Tyson Foods, Inc., Class A	79,482	3,974,100
		32,685,648
Health Care Equipment & Services 7.3%
Aetna, Inc.	93,195	9,575,786
AmerisourceBergen Corp.	54,633	5,388,999
Becton Dickinson & Co.	56,499	8,488,975
C.R. Bard, Inc.	20,392	3,809,633
Centene Corp. *	30,927	1,786,034
Cerner Corp. *	82,532	4,918,907
Cigna Corp.	68,710	9,274,476
2

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Community Health Systems, Inc. *	31,655	916,096
DaVita HealthCare Partners, Inc. *	43,619	3,185,932
DENTSPLY International, Inc.	38,367	2,327,342
DexCom, Inc. *	21,126	1,796,133
Edwards Lifesciences Corp. *	29,159	4,752,917
Envision Healthcare Holdings, Inc. *	48,684	1,338,810
Express Scripts Holding Co. *	179,303	15,326,820
HCA Holdings, Inc. *	84,525	5,752,772
Henry Schein, Inc. *	22,390	3,503,587
Hologic, Inc. *	64,544	2,604,350
Humana, Inc.	39,025	6,581,957
IDEXX Laboratories, Inc. *	24,717	1,750,458
Intuitive Surgical, Inc. *	9,819	5,106,076
Laboratory Corp. of America Holdings *	26,446	3,214,247
McKesson Corp.	62,163	11,770,564
MEDNAX, Inc. *	26,472	1,889,307
Medtronic plc	376,604	28,373,345
Premier, Inc., Class A *	11,466	393,972
ResMed, Inc.	37,620	2,241,023
Sirona Dental Systems, Inc. *	15,126	1,640,869
Stryker Corp.	83,067	8,012,643
Tenet Healthcare Corp. *	26,074	865,396
The Cooper Cos., Inc.	13,317	1,947,611
UnitedHealth Group, Inc.	253,611	28,584,496
Universal Health Services, Inc., Class B	25,145	3,055,620
Varian Medical Systems, Inc. *	27,445	2,217,007
		192,392,160
Household & Personal Products 0.4%
Church & Dwight Co., Inc.	35,480	3,043,120
Herbalife Ltd. *(a)	17,319	999,826
Spectrum Brands Holdings, Inc.	6,801	644,123
The Estee Lauder Cos., Inc., Class A	59,855	5,035,002
		9,722,071
Insurance 0.9%
Alleghany Corp. *	4,318	2,199,417
Aon plc	73,960	7,006,970
Arch Capital Group Ltd. *	32,468	2,352,956
Erie Indemnity Co., Class A	6,551	631,058
Everest Re Group Ltd.	12,050	2,222,502
Markel Corp. *	3,555	3,217,879
PartnerRe Ltd.	13,047	1,815,229
RenaissanceRe Holdings Ltd.	13,686	1,515,861
W.R. Berkley Corp.	27,083	1,507,440
		22,469,312
Materials 2.6%
Airgas, Inc.	18,281	2,526,434
Axalta Coating Systems Ltd. *	38,454	1,115,935
Ball Corp.	36,706	2,548,131
CF Industries Holdings, Inc.	62,365	2,877,521
Crown Holdings, Inc. *	38,197	1,982,806
Ecolab, Inc.	70,585	8,410,909
FMC Corp.	35,250	1,514,693
Martin Marietta Materials, Inc.	17,887	2,815,414
Monsanto Co.	116,930	11,127,059
Security	Number of Shares	Value ($)
Packaging Corp. of America	26,607	1,809,010
PPG Industries, Inc.	72,356	7,650,923
Praxair, Inc.	74,647	8,420,182
The Sherwin-Williams Co.	21,604	5,964,216
The Valspar Corp.	20,203	1,706,951
Vulcan Materials Co.	34,876	3,580,719
W.R. Grace & Co. *	19,424	1,907,825
WestRock Co.	68,857	3,486,230
		69,444,958
Media 5.0%
AMC Networks, Inc., Class A *	16,301	1,325,434
Charter Communications, Inc., Class A *(a)	20,641	3,867,298
Comcast Corp., Class A	564,086	34,330,274
Comcast Corp., Special Class A	94,500	5,768,280
Discovery Communications, Inc., Class A *	39,406	1,227,103
Discovery Communications, Inc., Class C *	72,848	2,154,844
DISH Network Corp., Class A *	60,788	3,812,015
Liberty Broadband Corp., Class A *	5,950	315,409
Liberty Broadband Corp., Class C *	16,438	868,091
Liberty Global plc, Class A *	69,425	2,944,314
Liberty Global plc, Series C *	161,805	6,634,005
Liberty Media Corp., Class A *	25,680	1,040,297
Liberty Media Corp., Class C *	53,245	2,081,879
Lions Gate Entertainment Corp.	24,307	824,980
MSG Networks, Inc., Class A *	16,647	329,278
Scripps Networks Interactive, Inc., Class A	25,542	1,450,786
Sirius XM Holdings, Inc. *	600,626	2,468,573
The Madison Square Garden Co., Class A *	5,503	894,017
The Walt Disney Co.	413,039	46,867,535
Time Warner Cable, Inc.	75,323	13,917,431
		133,121,843
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Agilent Technologies, Inc.	86,763	3,628,429
Alexion Pharmaceuticals, Inc. *	60,782	10,845,940
Alkermes plc *	39,270	2,880,847
Allergan plc *	104,834	32,906,344
Alnylam Pharmaceuticals, Inc. *	18,450	1,919,907
Amgen, Inc.	201,577	32,474,055
Anacor Pharmaceuticals, Inc. *	12,713	1,483,989
Biogen, Inc. *	59,629	17,105,175
BioMarin Pharmaceutical, Inc. *	43,633	4,161,279
Celgene Corp. *	210,476	23,036,598
Endo International plc *	56,544	3,476,325
Gilead Sciences, Inc.	390,611	41,389,142
Illumina, Inc. *	38,464	7,073,530
Incyte Corp. *	44,283	5,058,890
Isis Pharmaceuticals, Inc. *	32,682	1,994,909
Jazz Pharmaceuticals plc *	16,859	2,471,361
Mallinckrodt plc *	31,464	2,136,720
Medivation, Inc. *	42,605	1,801,339
Mettler-Toledo International, Inc. *	7,386	2,531,773
Mylan N.V. *	108,778	5,580,311
OPKO Health, Inc. *(a)	77,050	842,927
    3

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Perrigo Co., plc	39,451	5,893,585
Regeneron Pharmaceuticals, Inc. *	20,681	11,260,805
Seattle Genetics, Inc. *	26,544	1,114,317
Thermo Fisher Scientific, Inc.	104,979	14,529,094
United Therapeutics Corp. *	11,969	1,826,828
Vertex Pharmaceuticals, Inc. *	65,620	8,488,603
Waters Corp. *	22,050	2,928,681
Zoetis, Inc.	122,177	5,705,666
		256,547,369
Real Estate 3.6%
American Campus Communities, Inc.	29,208	1,180,003
American Tower Corp.	112,948	11,224,772
AvalonBay Communities, Inc.	35,443	6,443,183
Boston Properties, Inc.	41,815	5,226,457
CBRE Group, Inc., Class A *	75,930	2,845,097
Crown Castle International Corp.	87,800	7,542,898
Digital Realty Trust, Inc.	38,865	2,802,555
Equinix, Inc.	15,683	4,650,009
Essex Property Trust, Inc.	17,607	4,063,520
Extra Space Storage, Inc.	32,600	2,730,250
Federal Realty Investment Trust	18,634	2,730,254
Jones Lang LaSalle, Inc.	12,246	2,034,305
Mid-America Apartment Communities, Inc.	17,750	1,571,940
Public Storage	39,816	9,558,229
Realogy Holdings Corp. *	38,571	1,593,368
Simon Property Group, Inc.	83,149	15,485,670
SL Green Realty Corp.	27,524	3,250,034
Taubman Centers, Inc.	16,251	1,167,959
Ventas, Inc.	86,484	4,613,057
Vornado Realty Trust	45,418	4,394,646
		95,108,206
Retailing 9.5%
Advance Auto Parts, Inc.	19,550	3,181,372
Amazon.com, Inc. *	102,210	67,949,208
AutoNation, Inc. *	20,614	1,317,647
AutoZone, Inc. *	8,181	6,412,022
Bed Bath & Beyond, Inc. *	43,595	2,376,799
CarMax, Inc. *	55,756	3,194,819
Dick's Sporting Goods, Inc.	25,742	1,004,710
Dollar General Corp.	77,290	5,055,539
Dollar Tree, Inc. *	63,323	4,778,354
Expedia, Inc.	27,603	3,398,205
L Brands, Inc.	68,602	6,545,317
Liberty Interactive Corp. QVC Group, Class A *	121,986	3,230,189
Liberty Ventures, Series A *	34,430	1,480,834
LKQ Corp. *	81,404	2,400,604
Lowe's Cos., Inc.	245,104	18,774,966
Netflix, Inc. *	113,523	14,000,792
Nordstrom, Inc.	37,728	2,124,464
O'Reilly Automotive, Inc. *	26,651	7,032,399
Ross Stores, Inc.	110,911	5,768,481
Sally Beauty Holdings, Inc. *	38,352	991,783
Signet Jewelers Ltd.	21,157	2,779,818
The Home Depot, Inc.	342,739	45,885,897
The Priceline Group, Inc. *	13,458	16,807,023
Security	Number of Shares	Value ($)
The TJX Cos., Inc.	177,470	12,529,382
Tiffany & Co.	29,685	2,365,301
Tractor Supply Co.	36,294	3,242,869
TripAdvisor, Inc. *	31,119	2,563,272
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,402	2,906,134
Urban Outfitters, Inc. *	28,484	638,042
Williams-Sonoma, Inc.	23,277	1,474,133
		252,210,375
Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	79,808	4,213,862
Avago Technologies Ltd.	69,157	9,021,531
Broadcom Corp., Class A	149,159	8,148,556
Freescale Semiconductor Ltd. *	30,595	1,190,452
Lam Research Corp.	43,332	3,388,562
Micron Technology, Inc. *	284,696	4,535,207
NVIDIA Corp.	137,757	4,369,652
Qorvo, Inc. *	40,002	2,322,916
Skyworks Solutions, Inc.	51,993	4,316,459
		41,507,197
Software & Services 17.7%
Accenture plc, Class A	165,218	17,714,674
Activision Blizzard, Inc.	138,750	5,225,325
Adobe Systems, Inc. *	131,215	12,000,924
Akamai Technologies, Inc. *	48,771	2,809,697
Alliance Data Systems Corp. *	16,175	4,639,799
Alphabet, Inc., Class A *	77,131	58,839,383
Alphabet, Inc., Class C *	78,925	58,609,705
ANSYS, Inc. *	25,167	2,345,816
Autodesk, Inc. *	61,458	3,900,739
Automatic Data Processing, Inc.	122,913	10,602,475
Cadence Design Systems, Inc. *	74,410	1,659,343
CDK Global, Inc.	43,825	2,077,743
Citrix Systems, Inc. *	43,694	3,350,019
Cognizant Technology Solutions Corp., Class A *	163,214	10,540,360
CoStar Group, Inc. *	8,151	1,705,515
eBay, Inc. *	301,913	8,933,606
Electronic Arts, Inc. *	83,493	5,659,990
Facebook, Inc., Class A *	600,478	62,593,827
Fidelity National Information Services, Inc.	74,925	4,770,475
FireEye, Inc. *	35,000	800,800
Fiserv, Inc. *	63,109	6,073,610
FleetCor Technologies, Inc. *	21,060	3,237,133
Fortinet, Inc. *	34,525	1,243,591
Gartner, Inc. *	23,324	2,176,129
Global Payments, Inc.	35,374	2,506,248
IAC/InterActiveCorp	21,529	1,351,806
Intuit, Inc.	74,153	7,430,131
Jack Henry & Associates, Inc.	22,311	1,771,047
LinkedIn Corp., Class A *	30,554	7,427,983
MasterCard, Inc., Class A	265,333	25,981,407
NetSuite, Inc. *	10,758	918,733
Nuance Communications, Inc. *	70,963	1,485,256
Oracle Corp.	865,891	33,743,772
PayPal Holdings, Inc. *	293,742	10,357,343
Rackspace Hosting, Inc. *	32,098	918,645
4

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Red Hat, Inc. *	50,259	4,091,585
Sabre Corp.	41,303	1,208,526
salesforce.com, Inc. *	165,679	13,202,960
ServiceNow, Inc. *	38,141	3,318,648
Splunk, Inc. *	32,613	1,940,473
SS&C Technologies Holdings, Inc.	19,938	1,433,542
Synopsys, Inc. *	40,729	2,039,708
Tableau Software, Inc., Class A *	13,226	1,283,319
Teradata Corp. *	36,989	1,106,341
Twitter, Inc. *	150,732	3,828,593
Vantiv, Inc., Class A *	40,280	2,123,159
VeriSign, Inc. *	28,220	2,523,997
Visa, Inc., Class A	517,856	40,915,803
VMware, Inc., Class A *(a)	20,932	1,285,434
Workday, Inc., Class A *	28,235	2,363,552
		468,068,689
Technology Hardware & Equipment 9.0%
Amphenol Corp., Class A	83,694	4,607,355
Apple, Inc.	1,520,255	179,846,166
CDW Corp.	36,053	1,556,408
CommScope Holding Co., Inc. *	31,776	909,429
EMC Corp.	510,408	12,933,739
F5 Networks, Inc. *	19,582	2,016,946
Fitbit, Inc., Class A *(a)	13,250	380,540
FLIR Systems, Inc.	39,491	1,206,845
Juniper Networks, Inc.	96,431	2,905,466
National Instruments Corp.	27,402	860,423
NetApp, Inc.	78,787	2,415,609
Palo Alto Networks, Inc. *	18,594	3,483,400
QUALCOMM, Inc.	416,711	20,331,330
SanDisk Corp.	54,520	4,027,392
Trimble Navigation Ltd. *	68,870	1,577,123
		239,058,171
Telecommunication Services 0.4%
Level 3 Communications, Inc. *	77,204	3,924,280
SBA Communications Corp., Class A *	34,239	3,600,573
T-Mobile US, Inc. *	74,756	2,653,838
		10,178,691
Transportation 3.8%
Alaska Air Group, Inc.	33,144	2,642,571
AMERCO	1,475	597,965
American Airlines Group, Inc.	167,590	6,914,763
Avis Budget Group, Inc. *	29,640	1,108,240
C.H. Robinson Worldwide, Inc.	39,303	2,650,201
Delta Air Lines, Inc.	214,819	9,980,491
FedEx Corp.	69,881	11,078,934
Genesee & Wyoming, Inc., Class A *	14,113	977,608
Hertz Global Holdings, Inc. *	109,914	1,743,236
J.B. Hunt Transport Services, Inc.	24,285	1,900,058
Security	Number of Shares	Value ($)
JetBlue Airways Corp. *	81,970	2,027,938
Kansas City Southern	29,347	2,668,229
Kirby Corp. *	15,703	1,014,414
Macquarie Infrastructure Corp.	19,127	1,435,099
Old Dominion Freight Line, Inc. *	18,220	1,160,796
Southwest Airlines Co.	178,108	8,171,595
Union Pacific Corp.	230,899	19,383,971
United Continental Holdings, Inc. *	101,458	5,654,254
United Parcel Service, Inc., Class B	184,900	19,046,549
		100,156,912
Utilities 0.1%
Calpine Corp. *	84,656	1,251,216
ITC Holdings Corp.	41,608	1,534,503
		2,785,719
Total Common Stock
(Cost $2,208,781,560)		2,645,047,354

Other Investment Companies 0.6% of net assets
Equity Fund 0.0%
iShares Russell 1000 Growth ETF	10,000	1,014,000
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	601,581	601,581
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	15,269,275	15,269,275
Total Other Investment Companies
(Cost $16,836,147)		16,884,856

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $2,225,947,867 and the unrealized appreciation and depreciation were $503,888,435 and ($67,904,092), respectively, with a net unrealized appreciation of $435,984,343.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,862,008.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
    5

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,645,047,354	$—	$—	$2,645,047,354
Other Investment Companies[1]	16,884,856	—	—	16,884,856
Total	$2,661,932,210	$—	$—	$2,661,932,210
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
6

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	1,543,338,710	1,697,314,817
0.3%	Other Investment Companies	5,127,673	5,165,266
99.9%	Total Investments	1,548,466,383	1,702,480,083
0.1%	Other Assets and Liabilities, Net		2,418,586
100.0%	Net Assets		1,704,898,669

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.8%
Autoliv, Inc.	14,612	1,838,628
Delphi Automotive plc	47,657	4,188,097
Ford Motor Co.	653,079	9,358,622
General Motors Co.	241,950	8,758,590
Harley-Davidson, Inc.	34,510	1,688,229
Johnson Controls, Inc.	109,561	5,039,806
		30,871,972
Banks 11.3%
Bank of America Corp.	1,754,896	30,587,837
BB&T Corp.	132,391	5,112,940
BOK Financial Corp.	3,601	247,929
Citigroup, Inc.	504,675	27,297,871
Citizens Financial Group, Inc.	94,433	2,514,751
Comerica, Inc.	30,625	1,419,469
Cullen/Frost Bankers, Inc.	9,083	633,903
Fifth Third Bancorp	132,171	2,731,975
First Republic Bank	24,232	1,668,615
Huntington Bancshares, Inc.	139,074	1,625,775
JPMorgan Chase & Co.	620,533	41,377,140
KeyCorp	136,908	1,794,864
M&T Bank Corp.	26,776	3,355,836
New York Community Bancorp, Inc.	75,252	1,234,133
People's United Financial, Inc.	52,639	881,703
Regions Financial Corp.	218,199	2,212,538
SunTrust Banks, Inc.	85,427	3,709,240
The PNC Financial Services Group, Inc.	85,137	8,131,435
U.S. Bancorp	275,804	12,105,038
Wells Fargo & Co.	784,002	43,198,510
		191,841,502
Capital Goods 8.1%
AGCO Corp.	12,247	615,534
Allison Transmission Holdings, Inc.	29,818	833,711
Security	Number of Shares	Value ($)
Eaton Corp. plc	77,647	4,515,950
Emerson Electric Co.	109,469	5,473,450
Fluor Corp.	23,457	1,140,010
General Dynamics Corp.	50,418	7,384,220
General Electric Co.	1,579,688	47,295,859
Honeywell International, Inc.	130,428	13,557,991
Hubbell, Inc., Class A	600	73,530
Hubbell, Inc., Class B	9,131	906,617
Illinois Tool Works, Inc.	55,117	5,179,896
Ingersoll-Rand plc	45,363	2,661,447
L-3 Communications Holdings, Inc.	13,892	1,700,520
Lockheed Martin Corp.	44,868	9,833,271
Masco Corp.	60,481	1,808,987
Northrop Grumman Corp.	31,106	5,796,914
Owens Corning	19,254	901,857
Parker-Hannifin Corp.	23,055	2,412,936
Raytheon Co.	50,504	6,264,011
Rockwell Automation, Inc.	22,284	2,371,909
Rockwell Collins, Inc.	22,911	2,123,391
Trinity Industries, Inc.	26,544	720,670
United Technologies Corp.	138,243	13,278,240
Xylem, Inc.	30,936	1,154,532
		138,005,453
Commercial & Professional Services 0.5%
Republic Services, Inc.	39,167	1,720,606
The ADT Corp.	29,376	1,041,967
Tyco International plc	69,773	2,463,685
Waste Management, Inc.	69,624	3,743,682
		8,969,940
Consumer Durables & Apparel 0.7%
Coach, Inc.	46,703	1,483,754
Garmin Ltd.	20,438	773,578
Hasbro, Inc.	19,409	1,418,604
Leggett & Platt, Inc.	23,034	1,073,385
Mattel, Inc.	57,364	1,426,069
Newell Rubbermaid, Inc.	44,041	1,966,871
PulteGroup, Inc.	52,733	1,027,239
Whirlpool Corp.	13,018	2,115,685
		11,285,185
Consumer Services 1.8%
Aramark	35,761	1,166,524
Carnival Corp.	78,230	3,952,962
Darden Restaurants, Inc.	18,675	1,048,975
H&R Block, Inc.	46,718	1,714,083
McDonald's Corp.	157,932	18,029,517
MGM Resorts International *	77,333	1,758,552
Service Corp. International	29,283	815,532
Wyndham Worldwide Corp.	20,238	1,536,469
		30,022,614
    1

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 3.4%
Capital One Financial Corp.	90,608	7,113,634
CME Group, Inc.	56,969	5,563,023
Discover Financial Services	72,641	4,123,103
Eaton Vance Corp.	20,143	723,537
Invesco Ltd.	73,592	2,479,314
Lazard Ltd., Class A	21,533	1,000,639
Legg Mason, Inc.	17,124	759,963
Nasdaq, Inc.	20,557	1,205,051
Navient Corp.	62,415	743,363
Northern Trust Corp.	37,443	2,805,978
Santander Consumer USA Holdings, Inc. *	17,128	302,138
State Street Corp.	68,159	4,946,980
Synchrony Financial *	139,476	4,439,521
The Bank of New York Mellon Corp.	185,055	8,112,811
The Goldman Sachs Group, Inc.	67,394	12,806,208
Voya Financial, Inc.	39,571	1,610,540
		58,735,803
Energy 8.8%
Apache Corp.	64,256	3,160,110
Chesapeake Energy Corp. (a)	88,454	466,153
Chevron Corp.	314,479	28,718,222
Columbia Pipeline Group, Inc.	53,448	1,024,598
ConocoPhillips	206,179	11,143,975
Ensco plc, Class A	39,718	679,972
Exxon Mobil Corp.	699,054	57,084,750
Helmerich & Payne, Inc. (a)	18,464	1,075,528
Kinder Morgan, Inc.	302,915	7,139,707
Marathon Oil Corp.	114,834	2,010,743
Marathon Petroleum Corp.	89,606	5,233,887
Murphy Oil Corp.	28,306	808,986
Occidental Petroleum Corp.	127,441	9,633,265
ONEOK, Inc.	35,315	1,041,086
Phillips 66	80,021	7,324,322
Spectra Energy Corp.	111,726	2,927,221
The Williams Cos., Inc.	113,939	4,165,610
Transocean Ltd. (a)	55,570	797,985
Valero Energy Corp.	82,978	5,962,799
		150,398,919
Food & Staples Retailing 1.5%
Sysco Corp.	91,809	3,773,350
The Kroger Co.	161,897	6,097,041
Wal-Mart Stores, Inc.	263,558	15,507,753
		25,378,144
Food, Beverage & Tobacco 9.0%
Altria Group, Inc.	329,390	18,972,864
Archer-Daniels-Midland Co.	101,319	3,697,130
Bunge Ltd.	24,864	1,656,191
Campbell Soup Co.	30,255	1,580,521
Coca-Cola Enterprises, Inc.	35,086	1,764,826
ConAgra Foods, Inc.	74,102	3,032,995
Dr. Pepper Snapple Group, Inc.	30,956	2,778,301
Flowers Foods, Inc.	31,352	737,399
General Mills, Inc.	98,903	5,712,637
Hormel Foods Corp.	22,762	1,705,329
Security	Number of Shares	Value ($)
Ingredion, Inc.	12,484	1,230,548
Kellogg Co.	43,505	2,991,839
McCormick & Co., Inc. Non-Voting Shares	18,707	1,607,305
Molson Coors Brewing Co., Class B	26,936	2,478,920
Mondelez International, Inc., Class A	268,817	11,736,550
PepsiCo, Inc.	247,159	24,755,446
Philip Morris International, Inc.	259,828	22,706,369
Pilgrim's Pride Corp.	10,484	225,721
Reynolds American, Inc.	138,387	6,400,399
The Coca-Cola Co.	654,571	27,897,816
The J.M. Smucker Co.	20,080	2,433,495
The Kraft Heinz Co.	99,144	7,305,921
		153,408,522
Health Care Equipment & Services 2.2%
Abbott Laboratories	248,627	11,168,325
Anthem, Inc.	43,630	5,688,479
Baxter International, Inc.	90,606	3,411,316
Boston Scientific Corp. *	223,409	4,083,917
Cardinal Health, Inc.	54,506	4,733,846
IMS Health Holdings, Inc. *	24,284	673,153
Patterson Cos., Inc.	14,798	674,345
Quest Diagnostics, Inc.	24,560	1,677,939
St. Jude Medical, Inc.	48,333	3,049,812
Zimmer Biomet Holdings, Inc.	29,333	2,962,926
		38,124,058
Household & Personal Products 3.2%
Colgate-Palmolive Co.	152,120	9,991,242
Coty, Inc., Class A (a)	13,590	377,530
Edgewell Personal Care Co.	10,313	830,196
Kimberly-Clark Corp.	61,117	7,282,091
The Clorox Co.	21,533	2,676,552
The Procter & Gamble Co.	454,941	34,047,784
		55,205,395
Insurance 5.1%
ACE Ltd.	53,663	6,163,196
Aflac, Inc.	71,518	4,665,834
American Financial Group, Inc.	12,121	896,954
American International Group, Inc.	216,345	13,755,215
Arthur J. Gallagher & Co.	30,772	1,346,275
Axis Capital Holdings Ltd.	17,179	962,024
Brown & Brown, Inc.	19,422	630,438
Cincinnati Financial Corp.	24,983	1,526,711
CNA Financial Corp.	4,868	178,850
FNF Group	46,960	1,683,516
Lincoln National Corp.	41,829	2,300,177
Loews Corp.	46,818	1,773,934
Marsh & McLennan Cos., Inc.	87,617	4,845,220
MetLife, Inc.	186,862	9,546,780
Principal Financial Group, Inc.	46,589	2,397,470
Prudential Financial, Inc.	75,292	6,516,523
Reinsurance Group of America, Inc.	11,431	1,050,280
The Allstate Corp.	66,385	4,166,323
The Chubb Corp.	37,586	4,906,101
The Hartford Financial Services Group, Inc.	71,643	3,269,786
The Progressive Corp.	98,332	3,030,592
2

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Travelers Cos., Inc.	51,562	5,907,458
Torchmark Corp.	18,382	1,114,317
Unum Group	43,093	1,580,651
Willis Group Holdings plc	30,129	1,384,729
XL Group plc	52,214	1,993,530
		87,592,884
Materials 3.3%
Air Products & Chemicals, Inc.	32,388	4,433,593
Albemarle Corp.	18,817	1,007,839
Alcoa, Inc.	217,940	2,039,918
Ashland, Inc.	10,781	1,214,480
Avery Dennison Corp.	15,429	1,017,697
Celanese Corp., Series A	26,196	1,853,367
E.I. du Pont de Nemours & Co.	151,204	10,182,077
Eastman Chemical Co.	25,153	1,827,365
Freeport-McMoRan, Inc.	189,207	1,547,713
Huntsman Corp.	34,493	431,852
International Flavors & Fragrances, Inc.	13,764	1,651,818
International Paper Co.	69,346	2,900,743
LyondellBasell Industries N.V., Class A	62,634	6,001,590
Newmont Mining Corp.	87,461	1,610,157
Nucor Corp.	54,140	2,244,103
Reliance Steel & Aluminum Co.	13,040	766,882
RPM International, Inc.	22,607	1,062,077
Sealed Air Corp.	35,407	1,606,062
The Dow Chemical Co.	194,799	10,154,872
The Mosaic Co.	56,525	1,788,451
Westlake Chemical Corp.	7,352	441,488
		55,784,144
Media 1.9%
Cablevision Systems Corp., Class A	36,378	1,109,529
CBS Corp., Class A	1,618	89,071
CBS Corp., Class B Non-Voting Shares	73,736	3,722,193
News Corp., Class A	72,323	1,037,835
News Corp., Class B	8,949	129,403
Omnicom Group, Inc.	40,443	2,989,547
TEGNA, Inc.	38,224	1,079,828
The Interpublic Group of Cos., Inc.	71,622	1,647,306
Time Warner, Inc.	136,373	9,543,382
Tribune Media Co., Class A	12,085	471,436
Twenty-First Century Fox, Inc., Class A	208,422	6,150,533
Twenty-First Century Fox, Inc., Class B	70,343	2,106,773
Viacom, Inc., Class A	2,677	138,669
Viacom, Inc., Class B	57,294	2,852,668
		33,068,173
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	277,977	16,164,363
Baxalta, Inc.	90,306	3,104,720
Bristol-Myers Squibb Co.	279,540	18,731,975
Eli Lilly & Co.	162,851	13,360,296
Johnson & Johnson	464,473	47,023,246
Merck & Co., Inc.	472,157	25,029,043
Security	Number of Shares	Value ($)
PerkinElmer, Inc.	18,405	978,410
Pfizer, Inc.	1,032,828	33,845,774
Quintiles Transnational Holdings, Inc. *	16,476	1,120,203
		159,358,030
Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	12,529	1,153,796
American Capital Agency Corp.	59,863	1,074,541
Annaly Capital Management, Inc.	161,187	1,544,171
Apartment Investment & Management Co., Class A	25,907	987,316
Brixmor Property Group, Inc.	31,581	792,999
Camden Property Trust	14,547	1,111,100
DDR Corp.	54,697	932,584
Duke Realty Corp.	56,485	1,149,470
Equity Residential	60,019	4,790,717
Four Corners Property Trust, Inc. *	6,209	122,938
General Growth Properties, Inc.	95,938	2,443,541
HCP, Inc.	76,157	2,705,858
Host Hotels & Resorts, Inc.	127,102	2,109,893
Iron Mountain, Inc.	31,100	863,958
Kilroy Realty Corp.	15,280	1,019,634
Kimco Realty Corp.	69,949	1,824,969
Lamar Advertising Co., Class A	12,957	756,818
Liberty Property Trust	25,089	850,517
National Retail Properties, Inc.	22,674	872,042
Omega Healthcare Investors, Inc.	26,239	903,671
Plum Creek Timber Co., Inc.	29,864	1,517,390
Prologis, Inc.	89,250	3,815,438
Realty Income Corp.	40,139	1,991,697
Regency Centers Corp.	14,812	998,033
Senior Housing Properties Trust	42,869	619,457
The Macerich Co.	22,342	1,746,027
UDR, Inc.	46,601	1,720,043
VEREIT, Inc.	154,473	1,286,760
Weingarten Realty Investors	18,754	655,640
Welltower, Inc.	59,805	3,779,078
Weyerhaeuser Co.	84,781	2,727,405
WP Carey, Inc.	16,984	1,050,800
		49,918,301
Retailing 1.2%
Best Buy Co., Inc.	50,995	1,620,621
Dillard's, Inc., Class A	4,348	326,100
Foot Locker, Inc.	22,696	1,475,240
GameStop Corp., Class A (a)	18,799	658,529
Genuine Parts Co.	25,961	2,352,845
Kohl's Corp.	32,718	1,541,999
Macy's, Inc.	54,931	2,146,704
Staples, Inc.	109,588	1,322,727
Target Corp.	104,561	7,580,673
The Gap, Inc.	38,970	1,041,668
		20,067,106
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	52,527	3,237,239
Applied Materials, Inc.	200,982	3,772,432
First Solar, Inc. *	12,085	682,923
Intel Corp.	794,763	27,633,910
    3

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
KLA-Tencor Corp.	27,857	1,851,655
Linear Technology Corp.	40,489	1,851,157
Marvell Technology Group Ltd.	80,601	714,125
Maxim Integrated Products, Inc.	47,890	1,856,695
Microchip Technology, Inc.	34,036	1,643,258
Texas Instruments, Inc.	172,184	10,007,334
Xilinx, Inc.	42,173	2,095,577
		55,346,305
Software & Services 6.7%
Amdocs Ltd.	25,382	1,435,860
Broadridge Financial Solutions, Inc.	19,262	1,059,025
CA, Inc.	54,350	1,527,778
Computer Sciences Corp.	22,984	720,089
CSRA, Inc. *	22,984	724,226
International Business Machines Corp.	151,241	21,086,020
Microsoft Corp.	1,340,205	72,840,142
Paychex, Inc.	55,524	3,012,177
Symantec Corp.	117,643	2,303,450
The Western Union Co.	85,503	1,612,586
Total System Services, Inc.	27,617	1,545,447
Xerox Corp.	167,736	1,769,615
Yahoo! Inc. *	144,688	4,891,901
		114,528,316
Technology Hardware & Equipment 3.1%
Arrow Electronics, Inc. *	16,604	939,122
Avnet, Inc.	23,382	1,059,672
Cisco Systems, Inc.	851,864	23,213,294
Corning, Inc.	204,424	3,828,862
Harris Corp.	21,476	1,785,300
Hewlett Packard Enterprise Co. *	301,856	4,485,580
HP, Inc.	301,856	3,785,274
Jabil Circuit, Inc.	34,934	893,961
Keysight Technologies, Inc. *	25,488	785,285
Motorola Solutions, Inc.	27,488	1,973,089
NCR Corp. *	28,218	764,990
Seagate Technology plc	50,431	1,812,490
TE Connectivity Ltd.	66,972	4,493,152
Western Digital Corp.	38,573	2,407,341
		52,227,412
Telecommunication Services 4.1%
AT&T, Inc.	1,030,981	34,713,130
CenturyLink, Inc.	93,442	2,516,393
Frontier Communications Corp.	193,933	967,726
Sprint Corp. *	134,276	490,107
Verizon Communications, Inc.	681,315	30,965,767
Zayo Group Holdings, Inc. *	7,484	181,861
		69,834,984
Transportation 0.7%
CSX Corp.	164,180	4,667,638
Expeditors International of Washington, Inc.	33,147	1,608,955
Norfolk Southern Corp.	50,205	4,772,487
		11,049,080
Security	Number of Shares	Value ($)
Utilities 5.7%
AES Corp.	111,642	1,115,304
AGL Resources, Inc.	20,241	1,266,479
Alliant Energy Corp.	18,620	1,120,738
Ameren Corp.	41,206	1,803,175
American Electric Power Co., Inc.	79,714	4,464,781
American Water Works Co., Inc.	30,513	1,762,431
Aqua America, Inc.	29,297	859,867
Atmos Energy Corp.	14,662	913,589
CenterPoint Energy, Inc.	73,110	1,239,214
CMS Energy Corp.	43,069	1,508,276
Consolidated Edison, Inc.	49,851	3,098,240
Dominion Resources, Inc.	99,316	6,690,919
DTE Energy Co.	31,767	2,556,926
Duke Energy Corp.	114,673	7,770,242
Edison International	55,407	3,288,960
Entergy Corp.	30,503	2,032,415
Eversource Energy	53,845	2,743,403
Exelon Corp.	154,033	4,206,641
FirstEnergy Corp.	71,485	2,243,914
National Fuel Gas Co.	14,080	643,738
NextEra Energy, Inc.	77,734	7,762,517
NiSource, Inc.	53,448	1,025,667
NRG Energy, Inc.	57,358	708,945
OGE Energy Corp.	33,867	884,267
Pepco Holdings, Inc.	41,053	1,053,830
PG&E Corp.	83,868	4,422,360
Pinnacle West Capital Corp.	18,698	1,184,705
PPL Corp.	109,461	3,726,052
Public Service Enterprise Group, Inc.	83,129	3,250,344
SCANA Corp.	24,168	1,429,296
Sempra Energy	40,294	3,998,374
TECO Energy, Inc.	39,766	1,046,641
The Southern Co.	151,024	6,726,609
UGI Corp.	29,816	1,033,721
WEC Energy Group, Inc.	53,343	2,630,877
Westar Energy, Inc.	23,693	1,011,217
Xcel Energy, Inc.	86,032	3,067,901
		96,292,575
Total Common Stock
(Cost $1,543,338,710)		1,697,314,817

Other Investment Companies 0.3% of net assets
Equity Fund 0.2%
iShares Russell 1000 Value ETF	26,001	2,617,940
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	26,901	26,901
4

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	2,520,425	2,520,425
Total Other Investment Companies
(Cost $5,127,673)		5,165,266

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $1,549,004,507 and the unrealized appreciation and depreciation were $209,770,837 and ($56,295,261), respectively, with a net unrealized appreciation $153,475,576.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,450,339.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	35	3,639,650	(16,605)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,697,314,817	$—	$—	$1,697,314,817
Other Investment Companies[1]	5,165,266	—	—	5,165,266
Total	$1,702,480,083	$—	$—	$1,702,480,083
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($16,605)	$—	$—	($16,605)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    5

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	1,877,358,519	2,002,568,184
2.3%	Other Investment Companies	46,716,371	46,748,564
102.0%	Total Investments	1,924,074,890	2,049,316,748
(2.0%)	Other Assets and Liabilities, Net		(40,911,277)
100.0%	Net Assets		2,008,405,471

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.3%
Dana Holding Corp.	136,241	2,239,802
Gentex Corp.	236,035	3,950,046
Lear Corp.	62,901	7,919,236
The Goodyear Tire & Rubber Co.	220,097	7,676,983
Visteon Corp. *	30,651	3,675,361
		25,461,428
Banks 4.3%
Associated Banc-Corp.	123,884	2,540,861
BankUnited, Inc.	83,934	3,172,705
BOK Financial Corp.	18,912	1,302,091
Comerica, Inc.	145,584	6,747,818
Commerce Bancshares, Inc.	68,588	3,149,582
Cullen/Frost Bankers, Inc.	45,128	3,149,483
East West Bancorp, Inc.	116,208	5,041,103
First Niagara Financial Group, Inc.	289,566	3,121,522
First Republic Bank	116,497	8,021,983
Huntington Bancshares, Inc.	649,010	7,586,927
Investors Bancorp, Inc.	291,415	3,735,940
New York Community Bancorp, Inc.	395,140	6,480,296
PacWest Bancorp	93,575	4,399,897
People's United Financial, Inc.	250,942	4,203,279
Popular, Inc.	83,657	2,485,450
Prosperity Bancshares, Inc.	53,414	2,959,670
Signature Bank *	41,822	6,614,149
SVB Financial Group *	41,603	5,511,565
TFS Financial Corp.	54,577	1,024,410
Zions Bancorp	165,423	4,956,073
		86,204,804
Capital Goods 10.8%
A.O. Smith Corp.	61,096	4,873,017
Acuity Brands, Inc.	35,565	8,211,247
AECOM *	122,145	3,887,875
AGCO Corp.	60,508	3,041,132
Security	Number of Shares	Value ($)
Allegion plc	77,309	5,195,938
Allison Transmission Holdings, Inc.	145,198	4,059,736
Armstrong World Industries, Inc. *	39,779	1,976,221
B/E Aerospace, Inc.	86,021	3,975,891
BWX Technologies, Inc.	87,194	2,655,057
Carlisle Cos., Inc.	53,746	4,753,834
Chicago Bridge & Iron Co. N.V. (a)	77,395	3,308,636
CLARCOR, Inc.	41,372	2,185,683
Colfax Corp. *	81,083	2,194,917
Crane Co.	41,440	2,155,709
Donaldson Co., Inc.	101,291	3,180,537
EMCOR Group, Inc.	50,784	2,559,514
Flowserve Corp.	109,715	5,073,222
Fluor Corp.	118,339	5,751,275
Fortune Brands Home & Security, Inc.	131,106	7,206,897
Graco, Inc.	46,442	3,504,513
HD Supply Holdings, Inc. *	148,436	4,695,031
Hexcel Corp.	78,049	3,675,327
Hubbell, Inc., Class A	1,617	198,163
Hubbell, Inc., Class B	42,068	4,176,932
Huntington Ingalls Industries, Inc.	38,797	5,079,303
IDEX Corp.	62,327	4,911,368
ITT Corp.	72,326	2,872,065
Jacobs Engineering Group, Inc. *	100,168	4,421,415
Lennox International, Inc.	33,046	4,491,612
Lincoln Electric Holdings, Inc.	55,139	3,112,596
Masco Corp.	283,165	8,469,465
MSC Industrial Direct Co., Inc., Class A	39,269	2,422,897
Nordson Corp.	47,586	3,451,413
Orbital ATK, Inc.	48,159	4,137,340
Oshkosh Corp.	63,289	2,775,855
Owens Corning	97,075	4,546,993
Quanta Services, Inc. *	133,017	2,933,025
Regal Beloit Corp.	38,133	2,458,053
Sensata Technologies Holding N.V. *	139,375	6,384,769
Snap-on, Inc.	47,679	8,208,417
SolarCity Corp. *(a)	49,630	1,427,359
Spirit AeroSystems Holdings, Inc., Class A *	104,802	5,496,865
Teledyne Technologies, Inc. *	28,709	2,655,870
The Middleby Corp. *	47,029	5,175,071
The Timken Co.	59,972	1,933,497
The Toro Co.	45,283	3,489,961
Trinity Industries, Inc.	124,721	3,386,175
United Rentals, Inc. *	77,010	6,058,377
USG Corp. *	73,036	1,758,707
WABCO Holdings, Inc. *	44,312	4,762,654
Wabtec Corp.	79,084	6,336,210
Watsco, Inc.	20,715	2,633,084
Woodward, Inc.	46,312	2,335,514
Xylem, Inc.	146,518	5,468,052
		216,090,286
    1

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 2.7%
Cintas Corp.	73,287	6,712,356
Clean Harbors, Inc. *	43,077	1,864,803
Copart, Inc. *	88,321	3,486,030
KAR Auction Services, Inc.	117,454	4,455,030
ManpowerGroup, Inc.	63,153	5,701,453
Pitney Bowes, Inc.	163,097	3,522,895
Robert Half International, Inc.	108,640	5,560,195
Rollins, Inc.	75,716	2,055,690
The ADT Corp.	137,405	4,873,755
The Dun & Bradstreet Corp.	29,333	3,161,804
Towers Watson & Co., Class A	56,674	7,623,220
TransUnion *	26,715	683,103
Waste Connections, Inc.	101,352	5,523,684
		55,224,018
Consumer Durables & Apparel 4.1%
Brunswick Corp.	74,415	3,916,461
Carter's, Inc.	41,935	3,616,055
Columbia Sportswear Co.	24,107	1,128,931
Fossil Group, Inc. *	35,067	1,349,027
Garmin Ltd.	96,701	3,660,133
GoPro, Inc., Class A *(a)	63,827	1,302,071
Harman International Industries, Inc.	58,510	6,035,892
Hasbro, Inc.	91,937	6,719,675
Leggett & Platt, Inc.	110,481	5,148,415
Lennar Corp., B Shares	7,165	298,064
Lennar Corp., Class A	142,848	7,315,246
lululemon athletica, Inc. *(a)	90,246	4,315,564
Mattel, Inc.	273,869	6,808,383
NVR, Inc. *	3,130	5,266,162
Polaris Industries, Inc.	50,586	5,333,282
PulteGroup, Inc.	259,731	5,059,560
Skechers U.S.A., Inc., Class A *	107,419	3,244,054
Tempur Sealy International, Inc. *	50,429	4,009,106
Toll Brothers, Inc. *	131,258	4,880,172
Vista Outdoor, Inc. *	51,082	2,250,162
		81,656,415
Consumer Services 2.6%
Aramark	181,197	5,910,646
Brinker International, Inc.	48,763	2,224,568
Darden Restaurants, Inc.	92,275	5,183,087
Domino's Pizza, Inc.	44,457	4,777,794
Dunkin' Brands Group, Inc.	77,015	3,266,976
Extended Stay America, Inc.	55,698	952,993
Graham Holdings Co., Class B	3,691	1,997,754
H&R Block, Inc.	194,343	7,130,444
Hyatt Hotels Corp., Class A *	28,392	1,399,442
Panera Bread Co., Class A *	19,734	3,587,641
Service Corp. International	166,421	4,634,825
ServiceMaster Global Holdings, Inc. *	110,183	4,129,659
Six Flags Entertainment Corp.	71,521	3,711,940
Wynn Resorts Ltd. (a)	66,384	4,166,923
		53,074,692
Security	Number of Shares	Value ($)
Diversified Financials 4.3%
CBOE Holdings, Inc.	68,251	4,928,405
Credit Acceptance Corp. *(a)	8,624	1,728,422
E*TRADE Financial Corp. *	234,441	7,134,040
Eaton Vance Corp.	95,088	3,415,561
FactSet Research Systems, Inc.	34,077	5,777,074
Federated Investors, Inc., Class B	77,425	2,424,951
Lazard Ltd., Class A	104,730	4,866,803
Legg Mason, Inc.	89,078	3,953,282
LendingClub Corp. *	165,025	1,983,600
Leucadia National Corp.	275,487	4,870,610
LPL Financial Holdings, Inc. (a)	67,853	3,119,881
Morningstar, Inc.	15,490	1,250,817
MSCI, Inc.	74,448	5,220,294
Nasdaq, Inc.	95,947	5,624,413
Navient Corp.	310,838	3,702,081
OneMain Holdings, Inc. *	38,125	1,847,537
Raymond James Financial, Inc.	103,626	6,085,955
Santander Consumer USA Holdings, Inc. *	86,714	1,529,635
SEI Investments Co.	115,293	6,270,786
Voya Financial, Inc.	187,068	7,613,668
Waddell & Reed Financial, Inc., Class A	67,903	2,539,572
		85,887,387
Energy 4.7%
Antero Resources Corp. *(a)	66,024	1,360,755
Chesapeake Energy Corp. (a)	413,938	2,181,453
Cobalt International Energy, Inc. *	274,887	2,025,917
Columbia Pipeline Group, Inc.	260,630	4,996,277
Core Laboratories N.V.	34,357	4,059,280
CVR Energy, Inc.	13,102	625,620
Diamond Offshore Drilling, Inc. (a)	52,375	1,185,246
Diamondback Energy, Inc. *	53,668	4,187,177
Dril-Quip, Inc. *	31,336	1,977,615
Energen Corp.	64,037	3,796,754
Ensco plc, Class A	194,627	3,332,014
FMC Technologies, Inc. *	186,277	6,337,143
Gulfport Energy Corp. *	87,252	2,217,946
Helmerich & Payne, Inc. (a)	87,172	5,077,769
Kosmos Energy Ltd. *	118,823	797,302
Murphy Oil Corp.	134,931	3,856,328
Nabors Industries Ltd.	236,797	2,394,018
Newfield Exploration Co. *	131,838	5,044,122
Noble Corp. plc (a)	196,200	2,603,574
Oceaneering International, Inc.	79,112	3,460,359
ONEOK, Inc.	170,075	5,013,811
Range Resources Corp.	138,827	3,967,676
Southwestern Energy Co. *	320,105	2,884,146
Targa Resources Corp.	41,393	1,626,745
Teekay Corp.	38,358	1,067,887
Transocean Ltd. (a)	279,798	4,017,899
Weatherford International plc *	628,738	6,796,658
Western Refining, Inc.	57,272	2,592,131
Whiting Petroleum Corp. *	165,135	2,726,379
World Fuel Services Corp.	60,614	2,642,164
		94,852,165
2

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	31,688	3,684,364
Rite Aid Corp. *	832,527	6,560,313
Sprouts Farmers Market, Inc. *	116,923	2,821,352
		13,066,029
Food, Beverage & Tobacco 1.2%
Blue Buffalo Pet Products, Inc. *(a)	30,692	551,535
Flowers Foods, Inc.	149,461	3,515,323
Ingredion, Inc.	58,781	5,794,043
Pilgrim's Pride Corp.	52,047	1,120,572
Pinnacle Foods, Inc.	88,533	3,854,727
Seaboard Corp. *	223	735,900
The Hain Celestial Group, Inc. *	82,903	3,539,958
The WhiteWave Foods Co. *	144,052	5,852,833
		24,964,891
Health Care Equipment & Services 5.4%
Acadia Healthcare Co., Inc. *	45,031	3,107,589
Alere, Inc. *	70,652	2,915,808
Align Technology, Inc. *	58,996	3,937,393
athenahealth, Inc. *	31,253	5,242,691
Brookdale Senior Living, Inc. *	149,291	3,356,062
Centene Corp. *	98,737	5,702,062
Community Health Systems, Inc. *	95,432	2,761,802
DENTSPLY International, Inc.	113,045	6,857,310
DexCom, Inc. *	64,942	5,521,369
Envision Healthcare Holdings, Inc. *	153,332	4,216,630
Health Net, Inc. *	63,636	4,025,613
IDEXX Laboratories, Inc. *	74,279	5,260,439
Inovalon Holdings, Inc., Class A *	21,529	399,578
MEDNAX, Inc. *	77,319	5,518,257
Molina Healthcare, Inc. *	34,016	2,049,804
Patterson Cos., Inc.	70,556	3,215,237
Premier, Inc., Class A *	37,852	1,300,595
ResMed, Inc.	113,536	6,763,339
Sirona Dental Systems, Inc. *	45,199	4,903,187
Team Health Holdings, Inc. *	58,676	3,235,395
Teleflex, Inc.	33,606	4,425,910
Tenet Healthcare Corp. *	80,612	2,675,512
The Cooper Cos., Inc.	39,243	5,739,289
Varian Medical Systems, Inc. *	82,156	6,636,562
VCA, Inc. *	65,900	3,626,477
Veeva Systems, Inc., Class A *	61,314	1,769,522
WellCare Health Plans, Inc. *	35,613	2,937,360
		108,100,792
Household & Personal Products 0.7%
Coty, Inc., Class A (a)	68,511	1,903,236
Edgewell Personal Care Co.	50,059	4,029,749
Energizer Holdings, Inc.	52,914	1,789,551
Herbalife Ltd. *(a)	52,234	3,015,469
Nu Skin Enterprises, Inc., Class A (a)	47,795	1,666,612
Spectrum Brands Holdings, Inc.	22,087	2,091,860
		14,496,477
Security	Number of Shares	Value ($)
Insurance 6.3%
Alleghany Corp. *	13,060	6,652,242
Allied World Assurance Co. Holdings AG	73,335	2,663,527
American Financial Group, Inc.	59,144	4,376,656
American National Insurance Co.	7,675	823,988
AmTrust Financial Services, Inc.	31,326	1,958,188
Arch Capital Group Ltd. *	99,706	7,225,694
Arthur J. Gallagher & Co.	143,290	6,268,937
Assurant, Inc.	53,998	4,617,909
Assured Guaranty Ltd.	118,404	3,130,602
Axis Capital Holdings Ltd.	81,246	4,549,776
Brown & Brown, Inc.	94,705	3,074,124
Cincinnati Financial Corp.	119,406	7,296,901
CNO Financial Group, Inc.	155,991	3,155,698
Endurance Specialty Holdings Ltd.	49,560	3,268,978
Erie Indemnity Co., Class A	19,466	1,875,160
Everest Re Group Ltd.	36,131	6,664,002
First American Financial Corp.	87,831	3,464,055
FNF Group	228,266	8,183,336
Old Republic International Corp.	201,903	3,828,081
PartnerRe Ltd.	39,157	5,447,913
Reinsurance Group of America, Inc.	53,585	4,923,390
RenaissanceRe Holdings Ltd.	37,052	4,103,879
StanCorp Financial Group, Inc.	34,863	3,961,831
Torchmark Corp.	93,967	5,696,279
Validus Holdings Ltd.	67,311	3,175,733
W.R. Berkley Corp.	79,810	4,442,225
White Mountains Insurance Group Ltd.	4,921	3,976,168
Willis Group Holdings plc	147,152	6,763,106
		125,568,378
Materials 5.6%
Airgas, Inc.	54,215	7,492,513
Albemarle Corp.	90,612	4,853,179
AptarGroup, Inc.	51,803	3,858,287
Ashland, Inc.	51,974	5,854,871
Avery Dennison Corp.	73,692	4,860,724
Axalta Coating Systems Ltd. *	110,689	3,212,195
Bemis Co., Inc.	78,491	3,698,496
Crown Holdings, Inc. *	114,031	5,919,349
Cytec Industries, Inc.	58,949	4,413,512
Eagle Materials, Inc.	42,288	2,921,255
FMC Corp.	109,083	4,687,297
Graphic Packaging Holding Co.	265,067	3,623,466
Huntsman Corp.	164,997	2,065,762
International Flavors & Fragrances, Inc.	65,869	7,904,939
NewMarket Corp.	8,375	3,460,131
Owens-Illinois, Inc. *	130,085	2,509,340
Packaging Corp. of America	80,519	5,474,487
Platform Specialty Products Corp. *	118,106	1,483,411
Reliance Steel & Aluminum Co.	60,887	3,580,765
Royal Gold, Inc.	52,598	1,890,898
RPM International, Inc.	107,639	5,056,880
Silgan Holdings, Inc.	32,483	1,764,801
Sonoco Products Co.	83,578	3,662,388
Steel Dynamics, Inc.	195,426	3,398,458
    3

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Scotts Miracle-Gro Co., Class A	36,542	2,550,266
The Valspar Corp.	60,931	5,148,060
W.R. Grace & Co. *	59,198	5,814,428
Westlake Chemical Corp.	32,858	1,973,123
		113,133,281
Media 2.6%
AMC Networks, Inc., Class A *	49,389	4,015,820
Cablevision Systems Corp., Class A	179,812	5,484,266
Cinemark Holdings, Inc.	88,486	3,070,464
Liberty Broadband Corp., Class A *	21,691	1,149,840
Liberty Broadband Corp., Class C *	51,720	2,731,333
Lions Gate Entertainment Corp.	78,048	2,648,949
Live Nation Entertainment, Inc. *	118,734	3,014,656
MSG Networks, Inc., Class A *	49,936	987,734
News Corp., Class A	300,853	4,317,241
News Corp., Class B	95,255	1,377,387
Regal Entertainment Group, Class A (a)	56,409	1,057,669
Scripps Networks Interactive, Inc., Class A	76,980	4,372,464
TEGNA, Inc.	183,261	5,177,123
The Interpublic Group of Cos., Inc.	339,877	7,817,171
The Madison Square Garden Co., Class A *	16,645	2,704,147
Tribune Media Co., Class A	65,604	2,559,212
		52,485,476
Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Akorn, Inc. *	66,526	2,215,316
Alkermes plc *	120,666	8,852,058
Anacor Pharmaceuticals, Inc. *	34,994	4,084,850
Bio-Rad Laboratories, Inc., Class A *	16,668	2,328,853
Bio-Techne Corp.	30,004	2,736,665
Bluebird Bio, Inc. *	29,007	2,574,371
Bruker Corp. *	90,378	2,046,158
Horizon Pharma plc *	115,118	2,478,490
Intercept Pharmaceuticals, Inc. *	14,269	2,518,621
Intrexon Corp. *(a)	41,469	1,505,739
Isis Pharmaceuticals, Inc. *	99,011	6,043,631
Jazz Pharmaceuticals plc *	49,522	7,259,430
Juno Therapeutics, Inc. *	58,833	3,317,593
Medivation, Inc. *	127,163	5,376,452
Mettler-Toledo International, Inc. *	22,725	7,789,675
Neurocrine Biosciences, Inc. *	63,135	3,432,650
OPKO Health, Inc. *(a)	254,798	2,787,490
PerkinElmer, Inc.	93,520	4,971,523
Puma Biotechnology, Inc. *	18,062	1,360,069
Quintiles Transnational Holdings, Inc. *	77,223	5,250,392
Seattle Genetics, Inc. *	87,561	3,675,811
Ultragenyx Pharmaceutical, Inc. *	29,003	2,851,575
United Therapeutics Corp. *	36,852	5,624,721
VWR Corp. *	48,437	1,292,299
		92,374,432
Security	Number of Shares	Value ($)
Real Estate 11.4%
Alexandria Real Estate Equities, Inc.	58,400	5,378,056
American Campus Communities, Inc.	91,248	3,686,419
American Capital Agency Corp.	290,001	5,205,518
American Homes 4 Rent, Class A	127,189	2,134,231
Apartment Investment & Management Co., Class A	126,129	4,806,776
BioMed Realty Trust, Inc.	163,696	3,841,945
Brixmor Property Group, Inc.	137,759	3,459,129
Camden Property Trust	70,089	5,353,398
Chimera Investment Corp.	154,085	2,171,058
Communications Sales & Leasing, Inc.	97,671	1,899,701
Corrections Corp. of America	94,867	2,445,671
CubeSmart	137,506	4,004,175
DDR Corp.	247,166	4,214,180
Douglas Emmett, Inc.	116,063	3,595,632
Duke Realty Corp.	279,128	5,680,255
Equity LifeStyle Properties, Inc.	64,594	4,029,374
Extra Space Storage, Inc.	100,699	8,433,541
Federal Realty Investment Trust	56,520	8,281,310
Forest City Enterprises, Inc., Class A *	165,977	3,691,328
Forest City Enterprises, Inc., Class B *	6,762	150,049
Four Corners Property Trust, Inc. *	30,749	608,830
Gaming & Leisure Properties, Inc.	74,185	2,017,090
Highwoods Properties, Inc.	76,902	3,349,851
Hospitality Properties Trust	122,978	3,415,099
Iron Mountain, Inc.	158,346	4,398,852
Jones Lang LaSalle, Inc.	36,322	6,033,811
Kilroy Realty Corp.	74,611	4,978,792
Lamar Advertising Co., Class A	67,815	3,961,074
Liberty Property Trust	121,469	4,117,799
MFA Financial, Inc.	297,131	2,073,974
Mid-America Apartment Communities, Inc.	62,083	5,498,071
National Retail Properties, Inc.	109,005	4,192,332
NorthStar Realty Europe Corp. *	49,194	562,287
NorthStar Realty Finance Corp.	147,638	2,663,390
Omega Healthcare Investors, Inc.	130,748	4,502,961
Outfront Media, Inc.	111,153	2,539,846
Paramount Group, Inc.	137,035	2,518,703
Plum Creek Timber Co., Inc.	143,162	7,274,061
Rayonier, Inc.	101,829	2,457,134
Realogy Holdings Corp. *	118,473	4,894,120
Realty Income Corp.	202,761	10,061,001
Regency Centers Corp.	78,690	5,302,132
Retail Properties of America, Inc., Class A	192,889	2,951,202
RLJ Lodging Trust	110,592	2,698,445
Senior Housing Properties Trust	193,264	2,792,665
SL Green Realty Corp.	81,222	9,590,694
Spirit Realty Capital, Inc.	354,151	3,477,763
Starwood Property Trust, Inc.	196,734	3,999,602
Tanger Factory Outlet Centers, Inc.	77,701	2,588,220
Taubman Centers, Inc.	50,339	3,617,864
The Howard Hughes Corp. *	28,892	3,576,541
Two Harbors Investment Corp.	295,705	2,513,493
UDR, Inc.	214,730	7,925,684
4

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
VEREIT, Inc.	733,310	6,108,472
Weingarten Realty Investors	95,641	3,343,609
WP Carey, Inc.	78,445	4,853,392
		229,920,602
Retailing 3.7%
AutoNation, Inc. *	63,418	4,053,678
Burlington Stores, Inc. *	60,364	2,904,112
Cabela's, Inc. *	39,380	1,845,741
Dick's Sporting Goods, Inc.	78,345	3,057,805
Dillard's, Inc., Class A	20,601	1,545,075
Foot Locker, Inc.	114,077	7,415,005
GameStop Corp., Class A (a)	86,288	3,022,669
GNC Holdings, Inc., Class A	68,822	2,051,584
Groupon, Inc. *	388,151	1,121,756
HSN, Inc.	26,342	1,314,466
J.C. Penney Co., Inc. *(a)	247,671	1,973,938
Liberty Ventures, Series A *	111,363	4,789,723
LKQ Corp. *	246,908	7,281,317
Office Depot, Inc. *	406,126	2,676,370
Penske Automotive Group, Inc.	34,502	1,609,863
Sally Beauty Holdings, Inc. *	129,893	3,359,033
Sears Holdings Corp. *(a)	43,733	967,811
Staples, Inc.	520,173	6,278,488
The Michaels Cos., Inc. *	63,207	1,403,827
Ulta Salon, Cosmetics & Fragrance, Inc. *	52,567	8,778,689
Urban Outfitters, Inc. *	77,029	1,725,450
Williams-Sonoma, Inc.	68,181	4,317,903
		73,494,303
Semiconductors & Semiconductor Equipment 1.4%
Atmel Corp.	352,944	3,052,966
Cree, Inc. *	83,675	2,312,777
First Solar, Inc. *	61,173	3,456,886
KLA-Tencor Corp.	128,675	8,553,027
Marvell Technology Group Ltd.	387,858	3,436,422
ON Semiconductor Corp. *	334,825	3,669,682
SunEdison, Inc. *(a)	254,671	812,401
Teradyne, Inc.	171,130	3,556,081
		28,850,242
Software & Services 9.1%
Amdocs Ltd.	126,243	7,141,567
ANSYS, Inc. *	72,937	6,798,458
Aspen Technology, Inc. *	69,166	3,039,846
Black Knight Financial Services, Inc., Class A *	13,556	470,393
Booz Allen Hamilton Holding Corp.	91,921	2,798,994
Broadridge Financial Solutions, Inc.	95,414	5,245,862
Cadence Design Systems, Inc. *	235,758	5,257,403
CDK Global, Inc.	131,527	6,235,695
Computer Sciences Corp.	113,206	3,546,744
CoStar Group, Inc. *	26,280	5,498,827
CSRA, Inc. *	113,206	3,567,121
DST Systems, Inc.	27,347	3,343,991
FireEye, Inc. *	113,566	2,598,390
Fortinet, Inc. *	121,183	4,365,012
Gartner, Inc. *	67,924	6,337,309
Genpact Ltd. *	128,961	3,249,817
Security	Number of Shares	Value ($)
Global Payments, Inc.	106,664	7,557,144
GoDaddy, Inc., Class A *	19,015	590,796
IAC/InterActiveCorp	62,482	3,923,245
Jack Henry & Associates, Inc.	65,335	5,186,292
Leidos Holdings, Inc.	51,988	3,011,665
Manhattan Associates, Inc. *	59,799	4,580,603
NetSuite, Inc. *	30,683	2,620,328
Nuance Communications, Inc. *	206,209	4,315,954
Pandora Media, Inc. *	161,417	2,227,555
PTC, Inc. *	92,537	3,335,034
Rackspace Hosting, Inc. *	93,331	2,671,133
Sabre Corp.	133,847	3,916,363
SolarWinds, Inc. *	50,866	2,972,100
Solera Holdings, Inc.	54,235	2,914,589
Splunk, Inc. *	101,672	6,049,484
SS&C Technologies Holdings, Inc.	63,535	4,568,167
Synopsys, Inc. *	129,133	6,466,981
Syntel, Inc. *	26,296	1,273,515
Tableau Software, Inc., Class A *	42,851	4,157,833
Teradata Corp. *	108,423	3,242,932
The Ultimate Software Group, Inc. *	23,137	4,569,558
Total System Services, Inc.	139,610	7,812,576
Tyler Technologies, Inc. *	26,809	4,783,798
Vantiv, Inc., Class A *	120,694	6,361,781
VeriSign, Inc. *	80,889	7,234,712
WEX, Inc. *	31,275	2,948,294
Zillow Group, Inc., Class A *(a)	36,837	958,867
Zillow Group, Inc., Class C *(a)	84,799	2,090,295
		181,837,023
Technology Hardware & Equipment 3.5%
Arista Networks, Inc. *(a)	27,559	2,026,138
Arrow Electronics, Inc. *	76,396	4,320,958
Avnet, Inc.	108,670	4,924,925
Brocade Communications Systems, Inc.	336,619	3,159,169
CDW Corp.	116,135	5,013,548
CommScope Holding Co., Inc. *	101,118	2,893,997
Dolby Laboratories, Inc., Class A	41,098	1,421,169
EchoStar Corp., Class A *	36,862	1,441,673
FEI Co.	33,588	2,687,376
Fitbit, Inc., Class A *(a)	41,270	1,185,274
FLIR Systems, Inc.	113,319	3,463,029
Harris Corp.	102,201	8,495,969
Ingram Micro, Inc., Class A	126,026	3,897,984
IPG Photonics Corp. *	30,585	2,789,046
Jabil Circuit, Inc.	157,241	4,023,797
Keysight Technologies, Inc. *	136,695	4,211,573
National Instruments Corp.	82,341	2,585,507
NCR Corp. *	127,938	3,468,399
Trimble Navigation Ltd. *	212,927	4,876,028
Zebra Technologies Corp., Class A *	43,009	3,449,322
		70,334,881
Telecommunication Services 0.4%
Frontier Communications Corp.	945,074	4,715,920
Telephone & Data Systems, Inc.	76,918	2,176,010
United States Cellular Corp. *	12,500	521,125
Zayo Group Holdings, Inc. *	34,144	829,699
		8,242,754
    5

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 2.6%
Alaska Air Group, Inc.	104,427	8,325,965
AMERCO	4,871	1,974,703
Avis Budget Group, Inc. *	86,099	3,219,242
Expeditors International of Washington, Inc.	154,979	7,522,681
Genesee & Wyoming, Inc., Class A *	45,807	3,173,051
J.B. Hunt Transport Services, Inc.	75,252	5,887,716
JetBlue Airways Corp. *	254,732	6,302,070
Kirby Corp. *	44,463	2,872,310
Landstar System, Inc.	35,234	2,199,306
Macquarie Infrastructure Corp.	59,835	4,489,420
Old Dominion Freight Line, Inc. *	56,454	3,596,684
Ryder System, Inc.	44,436	2,930,998
		52,494,146
Utilities 5.7%
AGL Resources, Inc.	97,157	6,079,113
Alliant Energy Corp.	93,066	5,601,643
American Water Works Co., Inc.	148,810	8,595,266
Aqua America, Inc.	143,156	4,201,629
Atmos Energy Corp.	81,869	5,101,257
Calpine Corp. *	269,514	3,983,417
CenterPoint Energy, Inc.	349,479	5,923,669
Cleco Corp.	50,284	2,519,731
CMS Energy Corp.	228,842	8,014,047
Great Plains Energy, Inc.	125,223	3,379,769
ITC Holdings Corp.	126,285	4,657,391
MDU Resources Group, Inc.	157,871	2,750,113
National Fuel Gas Co.	68,391	3,126,837
NiSource, Inc.	257,204	4,935,745
NRG Energy, Inc.	267,880	3,310,997
OGE Energy Corp.	161,404	4,214,258
Pepco Holdings, Inc.	207,960	5,338,333
Pinnacle West Capital Corp.	89,587	5,676,232
Questar Corp.	142,515	2,700,659
SCANA Corp.	117,025	6,920,858
TECO Energy, Inc.	190,332	5,009,538
UGI Corp.	139,759	4,845,445
Security	Number of Shares	Value ($)
Vectren Corp.	67,099	2,856,404
Westar Energy, Inc.	117,407	5,010,931
		114,753,282
Total Common Stock
(Cost $1,877,358,519)		2,002,568,184

Other Investment Companies 2.3% of net assets
Equity Fund 0.1%
SPDR S&P MidCap 400 ETF Trust	8,000	2,129,760
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	442,204	442,204
Securities Lending Collateral 2.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	44,176,600	44,176,600
Total Other Investment Companies
(Cost $46,716,371)		46,748,564

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $1,926,938,963 and the unrealized appreciation and depreciation were $230,896,661 and ($108,518,876), respectively, with a net unrealized appreciation of $122,377,785.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $42,512,734.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,002,568,184	$—	$—	$2,002,568,184
Other Investment Companies[1]	46,748,564	—	—	46,748,564
Total	$2,049,316,748	$—	$—	$2,049,316,748
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
6

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	2,888,624,913	3,121,256,556
0.0%	Rights	115,419	98,106
0.0%	Warrants	—	—
3.8%	Other Investment Companies	118,380,449	118,380,449
103.3%	Total Investments	3,007,120,781	3,239,735,111
(3.3%)	Other Assets and Liabilities, Net		(104,947,720)
100.0%	Net Assets		3,134,787,391

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	94,956	2,161,199
Cooper Tire & Rubber Co.	66,561	2,794,896
Cooper-Standard Holding, Inc. *	21,092	1,559,542
Dana Holding Corp.	201,062	3,305,459
Dorman Products, Inc. *	41,315	1,971,552
Drew Industries, Inc.	32,109	1,940,347
Federal-Mogul Holdings Corp. *	51,534	421,548
Fox Factory Holding Corp. *	17,317	307,723
Gentex Corp.	368,762	6,171,232
Gentherm, Inc. *	47,178	2,398,530
Horizon Global Corp. *	24,514	213,027
Metaldyne Performance Group, Inc.	13,074	294,426
Modine Manufacturing Co. *	66,322	622,764
Standard Motor Products, Inc.	26,965	1,126,058
Superior Industries International, Inc.	32,023	624,769
Tenneco, Inc. *	76,594	4,126,885
Thor Industries, Inc.	57,462	3,328,199
Visteon Corp. *	47,800	5,731,698
Winnebago Industries, Inc.	34,545	777,262
		39,877,116
Banks 9.0%
1st Source Corp.	21,619	730,938
Ameris Bancorp	33,515	1,145,878
Arrow Financial Corp.	13,109	373,213
Associated Banc-Corp.	190,859	3,914,518
Astoria Financial Corp.	108,904	1,755,532
BancFirst Corp.	8,394	541,161
BancorpSouth, Inc.	114,887	3,090,460
Bank Mutual Corp.	54,754	422,701
Bank of Hawaii Corp.	54,498	3,770,717
Security	Number of Shares	Value ($)
Bank of the Ozarks, Inc.	101,344	5,500,952
BankUnited, Inc.	135,502	5,121,976
Banner Corp.	23,990	1,259,475
BBCN Bancorp, Inc.	95,953	1,814,471
Beneficial Bancorp, Inc. *	101,656	1,419,118
Berkshire Hills Bancorp, Inc.	34,142	1,032,454
BNC Bancorp	42,554	1,085,127
BofI Holding, Inc. *(a)	71,276	1,427,658
Boston Private Financial Holdings, Inc.	105,771	1,279,829
Brookline Bancorp, Inc.	84,704	994,425
Bryn Mawr Bank Corp.	24,321	723,550
Camden National Corp.	10,821	486,296
Capital Bank Financial Corp., Class A	29,018	978,487
Capitol Federal Financial, Inc.	164,231	2,130,076
Cardinal Financial Corp.	43,908	1,080,137
Cascade Bancorp *	43,614	261,684
Cathay General Bancorp	98,213	3,370,670
Centerstate Banks, Inc.	57,479	916,215
Central Pacific Financial Corp.	42,589	989,768
Chemical Financial Corp.	52,600	1,938,310
City Holding Co.	19,233	960,111
Clifton Bancorp, Inc.	28,664	425,374
CoBiz Financial, Inc.	46,430	637,020
Columbia Banking System, Inc.	69,181	2,458,693
Commerce Bancshares, Inc.	106,724	4,900,764
Community Bank System, Inc.	51,095	2,203,727
Community Trust Bancorp, Inc.	19,556	717,705
Customers Bancorp, Inc. *	31,330	971,230
CVB Financial Corp.	135,239	2,501,921
Dime Community Bancshares, Inc.	31,669	586,193
Eagle Bancorp, Inc. *	38,148	2,084,025
Enterprise Financial Services Corp.	28,623	838,654
Essent Group Ltd. *	85,182	2,105,699
EverBank Financial Corp.	107,789	1,860,438
F.N.B. Corp.	216,408	3,142,244
FCB Financial Holdings, Inc., Class A *	8,577	334,074
Federal Agricultural Mortgage Corp., Class C	10,519	315,254
Financial Institutions, Inc.	18,549	505,831
First Bancorp (North Carolina)	26,005	506,837
First BanCorp (Puerto Rico) *	142,643	534,911
First Busey Corp.	23,681	520,745
First Citizens BancShares, Inc., Class A	11,669	3,091,351
First Commonwealth Financial Corp.	122,378	1,204,199
First Community Bancshares, Inc.	20,353	415,201
First Financial Bancorp	74,646	1,504,117
First Financial Bankshares, Inc. (a)	85,391	3,066,391
First Financial Corp.	11,975	437,806
First Horizon National Corp.	292,765	4,353,416
First Interstate BancSystem, Inc., Class A	24,522	745,714
    1

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Merchants Corp.	45,119	1,227,237
First Midwest Bancorp, Inc.	104,765	2,047,108
First NBC Bank Holding Co. *	19,151	810,853
First Niagara Financial Group, Inc.	451,852	4,870,965
FirstMerit Corp.	208,049	4,208,831
Flagstar Bancorp, Inc. *	28,439	698,462
Flushing Financial Corp.	24,709	562,624
Fulton Financial Corp.	216,324	3,130,208
German American Bancorp, Inc.	17,193	592,815
Glacier Bancorp, Inc.	96,059	2,822,213
Great Southern Bancorp, Inc.	13,323	677,608
Great Western Bancorp, Inc.	69,072	2,087,356
Hancock Holding Co.	102,038	2,971,347
Hanmi Financial Corp.	44,935	1,172,803
Heartland Financial USA, Inc.	17,255	657,588
Hilltop Holdings, Inc. *	107,021	2,387,638
Home BancShares, Inc.	78,005	3,519,586
HomeTrust Bancshares, Inc. *	22,713	454,033
IBERIABANK Corp.	44,978	2,850,256
Independent Bank Corp.	33,304	1,723,149
Independent Bank Group, Inc.	12,501	499,665
International Bancshares Corp.	67,715	2,065,985
Investors Bancorp, Inc.	478,229	6,130,896
Kearny Financial Corp.	18,749	236,237
Lakeland Bancorp, Inc.	44,668	540,036
Lakeland Financial Corp.	19,536	940,463
LegacyTexas Financial Group, Inc.	52,386	1,598,297
LendingTree, Inc. *	8,386	854,366
MainSource Financial Group, Inc.	24,896	573,106
MB Financial, Inc.	85,396	3,052,053
Meridian Bancorp, Inc.	59,048	865,644
Metro Bancorp, Inc.	16,622	564,816
MGIC Investment Corp. *	432,970	4,130,534
National Bank Holdings Corp., Class A	46,065	1,045,675
National Penn Bancshares, Inc.	189,758	2,370,077
Nationstar Mortgage Holdings, Inc. *(a)	54,203	738,245
NBT Bancorp, Inc.	55,513	1,672,607
NMI Holdings, Inc., Class A *	64,704	478,163
Northfield Bancorp, Inc.	58,049	924,721
Northwest Bancshares, Inc.	137,154	1,911,927
OceanFirst Financial Corp.	22,367	441,972
Ocwen Financial Corp. *	141,543	1,009,202
OFG Bancorp	58,549	489,470
Old National Bancorp	144,134	2,125,976
Opus Bank	10,984	432,550
Oritani Financial Corp.	41,729	723,581
PacWest Bancorp	143,791	6,761,053
Park National Corp.	15,722	1,525,191
Park Sterling Corp.	38,745	293,300
Peoples Financial Services Corp. (a)	6,289	250,994
PHH Corp. *	67,428	1,144,253
Pinnacle Financial Partners, Inc.	42,992	2,335,755
Popular, Inc.	131,345	3,902,260
PrivateBancorp, Inc.	99,712	4,398,296
Prosperity Bancshares, Inc.	87,399	4,842,779
Provident Financial Services, Inc.	80,794	1,686,979
Radian Group, Inc.	259,392	3,696,336
Renasant Corp.	47,759	1,744,636
Republic Bancorp, Inc., Class A	8,098	217,188
Security	Number of Shares	Value ($)
S&T Bancorp, Inc.	42,477	1,440,820
Sandy Spring Bancorp, Inc.	34,914	1,025,773
ServisFirst Bancshares, Inc.	26,571	1,307,825
Simmons First National Corp., Class A	34,874	2,010,835
South State Corp.	31,160	2,449,488
Southside Bancshares, Inc.	32,263	911,107
Southwest Bancorp, Inc.	27,221	503,588
State Bank Financial Corp.	46,002	1,072,307
Sterling Bancorp	153,464	2,691,759
Stock Yards Bancorp, Inc.	15,244	613,876
Stonegate Mortgage Corp. *	30,146	158,266
Sun Bancorp, Inc. *	9,173	201,072
Synovus Financial Corp.	166,667	5,563,344
Talmer Bancorp, Inc., Class A	77,203	1,410,499
TCF Financial Corp.	210,412	3,223,512
Texas Capital Bancshares, Inc. *	57,988	3,437,529
TFS Financial Corp.	92,241	1,731,364
The Bancorp, Inc. *	49,642	381,251
The First of Long Island Corp.	16,952	531,954
Tompkins Financial Corp.	14,649	916,441
Towne Bank	69,491	1,560,073
TriCo Bancshares	25,991	761,536
TrustCo Bank Corp.	108,168	709,582
Trustmark Corp.	80,324	2,028,181
UMB Financial Corp.	53,705	2,830,253
Umpqua Holdings Corp.	277,634	4,975,201
Union Bankshares Corp.	60,035	1,611,940
United Bankshares, Inc.	80,299	3,382,194
United Community Banks, Inc.	78,369	1,636,345
United Financial Bancorp, Inc.	66,645	927,032
Univest Corp. of Pennsylvania	14,932	311,780
Valley National Bancorp	296,432	3,302,252
Walker & Dunlop, Inc. *	37,127	1,096,732
Walter Investment Management Corp. *(a)	45,081	655,478
Washington Federal, Inc.	115,558	2,986,019
Washington Trust Bancorp, Inc.	16,570	677,050
Waterstone Financial, Inc.	26,806	371,263
Webster Financial Corp.	120,179	4,832,398
WesBanco, Inc.	42,704	1,448,520
Westamerica Bancorp	32,403	1,587,747
Western Alliance Bancorp *	114,498	4,441,377
Wilshire Bancorp, Inc.	91,999	1,135,268
Wintrust Financial Corp.	61,295	3,225,956
WSFS Financial Corp.	33,032	1,128,373
		281,378,565
Capital Goods 8.6%
AAON, Inc.	56,164	1,387,812
AAR Corp.	42,964	1,055,196
Actuant Corp., Class A	68,987	1,708,118
Advanced Drainage Systems, Inc.	42,787	1,147,119
AECOM *	190,541	6,064,920
Aegion Corp. *	50,315	1,108,943
Aerojet Rocketdyne Holdings, Inc. *	80,806	1,417,337
Aerovironment, Inc. *	28,470	728,263
Air Lease Corp.	120,363	4,047,808
Aircastle Ltd.	83,023	1,740,162
Alamo Group, Inc.	11,592	662,831
Albany International Corp., Class A	36,282	1,413,547
2

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Altra Industrial Motion Corp.	30,726	860,943
Ameresco, Inc., Class A *	22,950	156,748
American Railcar Industries, Inc. (a)	13,435	759,481
American Science & Engineering, Inc.	10,664	466,443
American Woodmark Corp. *	17,565	1,440,506
Apogee Enterprises, Inc.	38,673	1,942,158
Applied Industrial Technologies, Inc.	50,076	2,135,741
Armstrong World Industries, Inc. *	61,335	3,047,123
Astec Industries, Inc.	23,601	951,120
Astronics Corp. *	21,445	829,707
AZZ, Inc.	33,523	1,995,959
Babcock & Wilcox Enterprises, Inc. *	72,061	1,379,968
Barnes Group, Inc.	67,655	2,606,071
Beacon Roofing Supply, Inc. *	62,904	2,690,404
Blount International, Inc. *	64,975	376,855
BMC Stock Holdings, Inc. *	21,023	361,385
Briggs & Stratton Corp.	54,956	1,046,362
Builders FirstSource, Inc. *	83,268	1,120,787
BWX Technologies, Inc.	136,343	4,151,644
CAI International, Inc. *	24,293	271,596
Chart Industries, Inc. *	40,832	870,947
CIRCOR International, Inc.	20,595	936,043
CLARCOR, Inc.	63,869	3,374,199
Columbus McKinnon Corp.	26,738	551,872
Comfort Systems USA, Inc.	47,409	1,504,762
Continental Building Products, Inc. *	41,243	752,272
Crane Co.	61,811	3,215,408
Cubic Corp.	28,256	1,372,111
Curtiss-Wright Corp.	58,781	4,138,770
DigitalGlobe, Inc. *	88,313	1,492,490
Douglas Dynamics, Inc.	31,077	722,851
DXP Enterprises, Inc. *	16,945	554,949
Dycom Industries, Inc. *	42,969	3,754,631
EMCOR Group, Inc.	79,547	4,009,169
Encore Wire Corp.	22,902	1,000,130
EnerSys	58,820	3,464,498
Engility Holdings, Inc.	19,100	660,860
EnPro Industries, Inc.	26,606	1,334,025
ESCO Technologies, Inc.	31,653	1,241,747
Esterline Technologies Corp. *	38,894	3,698,042
Federal Signal Corp.	80,521	1,357,584
Franklin Electric Co., Inc.	48,732	1,589,151
GATX Corp.	54,310	2,514,553
Generac Holdings, Inc. *	87,324	2,803,100
General Cable Corp.	59,857	912,221
Gibraltar Industries, Inc. *	39,808	1,062,476
Global Brass & Copper Holdings, Inc.	31,055	722,339
Graco, Inc.	72,947	5,504,581
Graham Corp.	14,386	258,373
Granite Construction, Inc.	47,674	1,943,669
Great Lakes Dredge & Dock Corp. *	73,801	334,319
Griffon Corp.	47,737	865,949
H&E Equipment Services, Inc.	43,995	880,340
Harsco Corp.	102,143	1,066,373
HEICO Corp.	24,161	1,243,808
HEICO Corp., Class A	45,385	1,969,709
Hexcel Corp.	121,743	5,732,878
Security	Number of Shares	Value ($)
Hillenbrand, Inc.	76,892	2,329,059
Huntington Ingalls Industries, Inc.	60,367	7,903,248
Hyster-Yale Materials Handling, Inc.	11,302	653,595
Insteel Industries, Inc.	23,006	561,346
ITT Corp.	112,289	4,458,996
John Bean Technologies Corp.	39,861	1,949,203
Joy Global, Inc. (a)	121,618	1,866,836
Kadant, Inc.	12,835	555,884
Kaman Corp.	34,536	1,386,275
KBR, Inc.	181,998	3,538,041
Kennametal, Inc.	99,208	2,901,834
KLX, Inc. *	65,933	2,116,449
Kratos Defense & Security Solutions, Inc. *	71,364	331,843
L.B. Foster Co., Class A	14,432	178,957
Lennox International, Inc.	52,195	7,094,344
Lindsay Corp. (a)	14,358	1,001,614
Lydall, Inc. *	18,802	684,769
Masonite International Corp. *	35,416	2,336,039
MasTec, Inc. *	87,803	1,793,815
Meritor, Inc. *	129,978	1,395,964
Milacron Holdings Corp. *	20,377	299,949
Moog, Inc., Class A *	42,130	2,783,529
MRC Global, Inc. *	137,347	2,031,362
Mueller Industries, Inc.	73,851	2,325,568
Mueller Water Products, Inc., Class A	201,941	1,882,090
MYR Group, Inc. *	27,036	573,163
National Presto Industries, Inc.	5,725	497,731
Navistar International Corp. *	79,832	1,158,362
NCI Building Systems, Inc. *	36,863	437,195
Nortek, Inc. *	11,991	577,247
NOW, Inc. *(a)	135,266	2,486,189
Orbital ATK, Inc.	74,684	6,416,102
Oshkosh Corp.	98,487	4,319,640
PGT, Inc. *	60,550	673,316
Plug Power, Inc. *(a)	195,984	431,165
Ply Gem Holdings, Inc. *	25,788	340,402
Powell Industries, Inc.	13,397	470,369
Power Solutions International, Inc. *(a)	5,774	135,920
Preformed Line Products Co.	4,128	172,839
Primoris Services Corp.	51,614	1,191,251
Proto Labs, Inc. *	29,631	2,005,722
Quanex Building Products Corp.	41,446	771,310
Raven Industries, Inc.	50,898	848,470
RBC Bearings, Inc. *	29,847	2,107,795
Regal Beloit Corp.	56,662	3,652,433
Rexnord Corp. *	126,389	2,582,127
Rush Enterprises, Inc., Class A *	31,980	778,073
Rush Enterprises, Inc., Class B *	10,441	236,175
Simpson Manufacturing Co., Inc.	50,764	1,884,867
SPX Corp.	51,103	564,177
SPX FLOW, Inc. *	51,103	1,717,061
Standex International Corp.	16,103	1,439,125
Sun Hydraulics Corp.	29,283	964,289
Sunrun, Inc. *(a)	20,666	137,429
TAL International Group, Inc. *	46,033	928,946
TASER International, Inc. *	72,903	1,363,286
Teledyne Technologies, Inc. *	45,004	4,163,320
Tennant Co.	22,213	1,383,204
Terex Corp.	141,391	2,895,688
    3

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Textainer Group Holdings Ltd. (a)	33,306	513,912
The Gorman-Rupp Co.	23,279	747,489
The Greenbrier Cos., Inc. (a)	36,220	1,227,134
The KEYW Holding Corp. *(a)	45,168	288,624
The Manitowoc Co., Inc. (a)	171,735	2,902,321
The Timken Co.	90,849	2,928,972
The Toro Co.	69,326	5,342,955
Thermon Group Holdings, Inc. *	39,895	726,488
Titan International, Inc.	53,101	230,458
Titan Machinery, Inc. *	19,777	248,597
Trex Co., Inc. *	40,433	1,750,749
TriMas Corp. *	61,403	1,328,147
Triumph Group, Inc.	64,416	2,579,861
Tutor Perini Corp. *	54,080	1,018,867
Univar, Inc. *	42,459	804,173
Universal Forest Products, Inc.	26,160	2,021,122
USG Corp. *	114,349	2,753,524
Valmont Industries, Inc.	30,550	3,581,987
Wabash National Corp. *	82,572	1,070,959
Watsco, Inc.	32,492	4,130,058
Watts Water Technologies, Inc., Class A	37,281	2,069,468
WESCO International, Inc. *	54,752	2,630,834
Woodward, Inc.	72,348	3,648,510
		269,694,462
Commercial & Professional Services 3.3%
ABM Industries, Inc.	74,065	2,197,509
Acacia Research Corp.	63,797	377,040
ACCO Brands Corp. *	133,666	1,031,902
Barrett Business Services, Inc.	9,541	426,006
Brady Corp., Class A	64,823	1,710,679
CBIZ, Inc. *	57,901	620,120
CDI Corp.	17,831	121,964
CEB, Inc.	42,656	3,296,029
Clean Harbors, Inc. *	67,095	2,904,543
Covanta Holding Corp.	167,935	2,712,150
Deluxe Corp.	63,123	3,702,164
Ennis, Inc.	33,370	667,066
Essendant, Inc.	43,167	1,563,509
Exponent, Inc.	33,641	1,736,885
Franklin Covey Co. *	19,805	303,611
FTI Consulting, Inc. *	54,176	2,025,099
G&K Services, Inc., Class A	26,180	1,745,421
GP Strategies Corp. *	23,150	657,691
Healthcare Services Group, Inc.	94,424	3,488,023
Heidrick & Struggles International, Inc.	21,874	631,284
Heritage-Crystal Clean, Inc. *	23,905	260,564
Herman Miller, Inc.	79,196	2,511,305
HNI Corp.	54,884	2,429,166
Huron Consulting Group, Inc. *	30,606	1,775,454
ICF International, Inc. *	27,020	962,723
InnerWorkings, Inc. *	53,715	459,800
Insperity, Inc.	23,400	1,009,944
Interface, Inc.	83,053	1,651,094
KAR Auction Services, Inc.	178,382	6,766,029
Kelly Services, Inc., Class A	40,135	675,472
Kforce, Inc.	35,982	969,355
Kimball International, Inc., Class B	44,941	555,920
Knoll, Inc.	63,566	1,416,250
Security	Number of Shares	Value ($)
Korn/Ferry International	66,639	2,452,315
Matthews International Corp., Class A	40,813	2,441,026
McGrath RentCorp	31,197	910,328
Mistras Group, Inc. *	20,646	444,508
Mobile Mini, Inc.	56,965	2,019,409
MSA Safety, Inc.	39,801	1,866,667
Multi-Color Corp.	16,540	1,033,915
Navigant Consulting, Inc. *	55,384	969,220
NL Industries, Inc. *	13,114	46,686
On Assignment, Inc. *	62,973	2,939,580
Pendrell Corp. *	129,118	68,846
Pitney Bowes, Inc.	253,658	5,479,013
Quad/Graphics, Inc.	25,273	260,817
R.R. Donnelley & Sons Co.	263,137	4,233,874
Resources Connection, Inc.	48,666	888,154
RPX Corp. *	67,147	931,329
SP Plus Corp. *	23,276	585,857
Steelcase, Inc., Class A	117,405	2,348,100
Team, Inc. *	25,479	972,788
Tetra Tech, Inc.	75,550	2,099,534
The Advisory Board Co. *	53,682	2,890,239
The Brink's Co.	61,439	1,977,107
TransUnion *	37,319	954,247
TriNet Group, Inc. *	51,436	1,015,861
TrueBlue, Inc. *	54,997	1,610,862
UniFirst Corp.	18,756	2,036,526
US Ecology, Inc.	24,839	939,908
Viad Corp.	21,047	649,721
WageWorks, Inc. *	43,444	1,848,108
West Corp.	67,016	1,708,908
		101,985,224
Consumer Durables & Apparel 2.3%
Arctic Cat, Inc.	15,582	346,855
Beazer Homes USA, Inc. *	37,210	533,591
Brunswick Corp.	115,677	6,088,081
CalAtlantic Group, Inc. *	97,124	4,088,920
Callaway Golf Co.	99,652	1,004,492
Cavco Industries, Inc. *	9,919	919,491
Columbia Sportswear Co.	37,430	1,752,847
Crocs, Inc. *	98,539	1,096,246
Deckers Outdoor Corp. *	40,906	2,001,940
Ethan Allen Interiors, Inc.	32,763	929,159
Fossil Group, Inc. *	51,412	1,977,820
G-III Apparel Group Ltd. *	51,428	2,359,002
Helen of Troy Ltd. *	35,708	3,692,564
Hovnanian Enterprises, Inc., Class A *(a)	151,518	277,278
Iconix Brand Group, Inc. *(a)	65,026	457,783
Installed Building Products, Inc. *	23,204	581,492
iRobot Corp. *	40,974	1,355,830
Kate Spade & Co. *	160,787	3,222,171
KB Home	122,558	1,726,842
La-Z-Boy, Inc.	61,581	1,650,987
LGI Homes, Inc. *(a)	21,094	701,586
Libbey, Inc.	30,521	765,772
M.D.C Holdings, Inc.	52,787	1,384,603
M/I Homes, Inc. *	28,600	668,096
Marine Products Corp.	17,844	125,265
Meritage Homes Corp. *	46,241	1,725,252
4

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Movado Group, Inc.	22,327	597,247
NACCO Industries, Inc., Class A	5,761	243,460
Oxford Industries, Inc.	18,017	1,224,075
Perry Ellis International, Inc. *	17,848	370,168
Smith & Wesson Holding Corp. *	67,524	1,238,390
Steven Madden Ltd. *	73,245	2,336,516
Sturm Ruger & Co., Inc.	24,884	1,296,456
Taylor Morrison Home Corp., Class A *	41,969	734,458
Tempur Sealy International, Inc. *	78,401	6,232,880
TopBuild Corp. *	47,820	1,456,597
TRI Pointe Group, Inc. *	184,067	2,567,735
Tumi Holdings, Inc. *	69,263	1,223,185
Tupperware Brands Corp.	63,134	3,584,117
Unifi, Inc. *	17,045	508,452
Universal Electronics, Inc. *	17,867	946,772
Vera Bradley, Inc. *	33,291	396,496
Vince Holding Corp. *	36,298	188,024
Vista Outdoor, Inc. *	79,701	3,510,829
WCI Communities, Inc. *	25,647	620,914
William Lyon Homes, Class A *	24,400	426,268
Wolverine World Wide, Inc.	128,107	2,330,266
		73,467,270
Consumer Services 3.9%
2U, Inc. *	37,486	904,162
American Public Education, Inc. *	21,929	510,288
Apollo Education Group, Inc. *	131,458	928,093
Ascent Capital Group, Inc., Class A *	17,829	356,402
Belmond Ltd., Class A *	107,084	1,081,548
Biglari Holdings, Inc. *	1,269	468,299
BJ's Restaurants, Inc. *	26,312	1,205,090
Bloomin' Brands, Inc.	154,888	2,681,111
Bob Evans Farms, Inc.	27,883	1,111,138
Bojangles', Inc. *(a)	9,828	173,759
Boyd Gaming Corp. *	100,034	1,959,666
Bravo Brio Restaurant Group, Inc. *	22,236	237,258
Bridgepoint Education, Inc. *	23,369	184,849
Bright Horizons Family Solutions, Inc. *	43,496	2,885,090
Brinker International, Inc.	76,083	3,470,906
Buffalo Wild Wings, Inc. *	24,072	3,857,297
Caesars Entertainment Corp. *(a)	53,732	455,110
Capella Education Co.	14,039	673,872
Carriage Services, Inc.	20,390	503,429
Chegg, Inc. *(a)	68,809	499,553
Choice Hotels International, Inc.	46,358	2,367,967
Churchill Downs, Inc.	15,314	2,250,392
Chuy's Holdings, Inc. *	22,330	742,473
ClubCorp Holdings, Inc.	81,036	1,454,596
Cracker Barrel Old Country Store, Inc. (a)	30,354	3,822,176
Dave & Buster's Entertainment, Inc. *	33,521	1,285,195
Del Frisco's Restaurant Group, Inc. *	34,713	520,348
Denny's Corp. *	102,432	987,445
DeVry Education Group, Inc.	71,347	1,694,491
Diamond Resorts International, Inc. *	69,009	1,939,843
Security	Number of Shares	Value ($)
DineEquity, Inc.	22,231	1,886,078
El Pollo Loco Holdings, Inc. *(a)	18,463	226,726
Fiesta Restaurant Group, Inc. *	35,042	1,346,664
Graham Holdings Co., Class B	5,823	3,151,699
Grand Canyon Education, Inc. *	62,352	2,470,386
Houghton Mifflin Harcourt Co. *	149,128	2,946,769
International Speedway Corp., Class A	34,355	1,222,694
Interval Leisure Group, Inc.	51,542	805,086
Intrawest Resorts Holdings, Inc. *	23,058	212,134
Isle of Capri Casinos, Inc. *	31,170	574,775
J Alexander's Holdings, Inc. *	16,172	172,070
Jack in the Box, Inc.	46,212	3,426,158
K12, Inc. *	39,971	405,306
Krispy Kreme Doughnuts, Inc. *	80,238	1,134,565
La Quinta Holdings, Inc. *	118,853	1,781,606
LifeLock, Inc. *(a)	97,194	1,403,481
Marriott Vacations Worldwide Corp.	33,342	2,028,194
Noodles & Co. *(a)	26,899	298,579
Panera Bread Co., Class A *	31,674	5,758,333
Papa John's International, Inc.	37,008	2,127,220
Penn National Gaming, Inc. *	90,946	1,450,589
Pinnacle Entertainment, Inc. *	76,809	2,518,567
Popeyes Louisiana Kitchen, Inc. *	30,728	1,777,922
Potbelly Corp. *	24,790	309,131
Red Robin Gourmet Burgers, Inc. *	19,134	1,291,162
Regis Corp. *	52,653	877,199
Ruby Tuesday, Inc. *	89,371	494,222
Ruth's Hospitality Group, Inc.	44,718	771,386
Scientific Games Corp., Class A *(a)	71,506	659,285
SeaWorld Entertainment, Inc.	89,580	1,568,546
ServiceMaster Global Holdings, Inc. *	168,528	6,316,429
Shake Shack, Inc., Class A *(a)	6,175	283,741
Six Flags Entertainment Corp.	110,864	5,753,842
Sonic Corp.	69,418	2,017,287
Sotheby's	78,134	2,211,974
Speedway Motorsports, Inc.	14,385	280,364
Steiner Leisure Ltd. *	14,394	905,095
Strayer Education, Inc. *	15,405	911,822
Texas Roadhouse, Inc.	82,430	2,885,050
The Cheesecake Factory, Inc.	57,202	2,695,930
The Habit Restaurants, Inc., Class A *(a)	13,560	326,660
The Marcus Corp.	27,285	542,972
The Wendy's Co.	290,572	3,053,912
Vail Resorts, Inc.	46,058	5,554,595
Weight Watchers International, Inc. *(a)	37,309	984,211
Wingstop, Inc. *	7,369	158,802
Zoe's Kitchen, Inc. *(a)	23,594	802,668
		121,993,732
Diversified Financials 2.5%
Arlington Asset Investment Corp., Class A (a)	31,342	436,281
Artisan Partners Asset Management, Inc., Class A	46,026	1,799,156
BGC Partners, Inc., Class A	219,827	1,997,128
Cash America International, Inc.	33,347	1,125,461
    5

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CBOE Holdings, Inc.	107,263	7,745,461
Cohen & Steers, Inc.	24,522	759,201
Cowen Group, Inc., Class A *	130,816	621,376
Credit Acceptance Corp. *(a)	12,955	2,596,441
Diamond Hill Investment Group, Inc.	3,987	877,898
Encore Capital Group, Inc. *(a)	28,851	951,217
Enova International, Inc. *	35,101	263,960
Evercore Partners, Inc., Class A	48,244	2,678,989
Ezcorp, Inc., Class A *	65,384	378,573
Federated Investors, Inc., Class B	121,497	3,805,286
Financial Engines, Inc.	68,835	2,480,125
First Cash Financial Services, Inc. *	37,253	1,448,769
FNFV Group *	93,692	1,048,413
GAMCO Investors, Inc., Class A	5,738	375,782
Green Dot Corp., Class A *	55,735	937,463
Greenhill & Co., Inc.	36,167	958,787
HFF, Inc., Class A	42,623	1,464,953
Interactive Brokers Group, Inc., Class A	72,805	3,156,825
INTL FCStone, Inc. *	19,842	705,978
Investment Technology Group, Inc.	44,004	883,160
Janus Capital Group, Inc.	187,458	2,959,962
KCG Holdings, Inc., Class A *	64,212	828,977
Ladenburg Thalmann Financial Services, Inc. *	143,174	450,998
MarketAxess Holdings, Inc.	47,343	5,055,286
Moelis & Co., Class A	17,872	527,403
Morningstar, Inc.	24,107	1,946,640
Nelnet, Inc., Class A	23,470	774,510
NewStar Financial, Inc. *	32,173	309,826
NorthStar Asset Management Group, Inc.	248,855	3,384,428
On Deck Capital, Inc. *(a)	48,892	486,475
PICO Holdings, Inc. *	35,020	379,267
Piper Jaffray Cos. *	21,830	884,770
PRA Group, Inc. *	60,866	2,514,374
Pzena Investment Management, Inc., Class A	15,921	154,434
Safeguard Scientifics, Inc. *	32,109	523,056
SLM Corp. *	541,731	3,659,393
Stifel Financial Corp. *	89,430	4,056,545
Virtu Financial, Inc., Class A	22,120	492,170
Virtus Investment Partners, Inc.	9,623	1,311,038
Waddell & Reed Financial, Inc., Class A	106,285	3,975,059
Westwood Holdings Group, Inc.	10,525	614,134
WisdomTree Investments, Inc.	145,091	3,155,729
World Acceptance Corp. *(a)	12,010	518,111
		78,459,268
Energy 4.4%
Alon USA Energy, Inc.	43,398	763,371
Archrock, Inc.	85,537	904,126
Atwood Oceanics, Inc. (a)	71,658	1,137,929
Basic Energy Services, Inc. *(a)	51,072	203,777
Bill Barrett Corp. *	29,708	186,566
Bonanza Creek Energy, Inc. *	25,876	219,687
Bristow Group, Inc.	45,229	1,381,746
C&J Energy Services Ltd. *(a)	29,450	175,522
California Resources Corp.	425,299	1,743,726
Security	Number of Shares	Value ($)
CARBO Ceramics, Inc. (a)	26,111	486,709
Carrizo Oil & Gas, Inc. *	60,950	2,461,161
Clayton Williams Energy, Inc. *	8,305	468,485
Clean Energy Fuels Corp. *(a)	98,365	463,299
Cloud Peak Energy, Inc. *	76,796	200,438
Cobalt International Energy, Inc. *	422,694	3,115,255
CONSOL Energy, Inc.	300,740	2,369,831
Contango Oil & Gas Co. *	29,977	231,123
CVR Energy, Inc.	24,183	1,154,738
Delek US Holdings, Inc.	71,683	1,984,902
Denbury Resources, Inc.	444,372	1,644,176
Diamond Offshore Drilling, Inc. (a)	88,105	1,993,816
Diamondback Energy, Inc. *	81,778	6,380,320
Dril-Quip, Inc. *	48,618	3,068,282
Eclipse Resources Corp. *	60,188	152,878
Energen Corp.	99,442	5,895,916
Energy XXI Ltd. (a)	71,296	111,935
EP Energy Corp., Class A *(a)	49,900	282,434
Era Group, Inc. *	26,189	308,768
Evolution Petroleum Corp.	37,317	229,500
EXCO Resources, Inc. *(a)	141,534	179,748
Exterran Corp. *	42,768	700,112
Fairmount Santrol Holdings, Inc. *(a)	79,392	232,619
Forum Energy Technologies, Inc. *	86,848	1,360,040
Frank's International N.V.	47,155	796,920
Gener8 Maritime, Inc. *	18,455	178,829
Geospace Technologies Corp. *	18,549	236,129
Green Plains, Inc.	48,405	1,146,714
Gulf Island Fabrication, Inc.	17,919	177,398
Gulfmark Offshore, Inc., Class A (a)	18,170	117,560
Gulfport Energy Corp. *	136,909	3,480,227
Halcon Resources Corp. *(a)	378,198	230,701
Helix Energy Solutions Group, Inc. *	132,333	857,518
Hornbeck Offshore Services, Inc. *	43,475	532,569
Isramco, Inc. *	1,451	133,492
Jones Energy, Inc., Class A *	37,279	209,135
Kosmos Energy Ltd. *	192,112	1,289,072
Laredo Petroleum, Inc. *(a)	169,131	1,841,837
Matador Resources Co. *	104,922	2,696,495
Matrix Service Co. *	33,314	765,889
McDermott International, Inc. *	300,452	1,331,002
Memorial Resource Development Corp. *	108,598	1,769,061
Nabors Industries Ltd.	376,130	3,802,674
Natural Gas Services Group, Inc. *	17,193	399,222
Newfield Exploration Co. *	206,001	7,881,598
Newpark Resources, Inc. *	112,496	731,224
Noble Corp. plc (a)	313,435	4,159,282
Northern Oil & Gas, Inc. *(a)	76,566	392,784
Oasis Petroleum, Inc. *	174,807	2,008,532
Oil States International, Inc. *	64,100	2,033,252
Parker Drilling Co. *	162,945	448,099
Parsley Energy, Inc., Class A *	97,893	1,923,597
Patterson-UTI Energy, Inc.	185,139	3,002,955
PBF Energy, Inc., Class A	122,988	4,979,784
PDC Energy, Inc. *	50,705	2,864,325
Pioneer Energy Services Corp. *	92,297	233,511
QEP Resources, Inc.	217,603	3,438,127
REX American Resources Corp. *	6,506	408,902
Rex Energy Corp. *(a)	55,884	76,561
6

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rice Energy, Inc. *	105,461	1,421,614
RigNet, Inc. *	16,635	367,467
Rowan Cos. plc, Class A	157,006	3,191,932
RPC, Inc.	88,151	1,168,001
RSP Permian, Inc. *	89,161	2,530,389
Sanchez Energy Corp. *(a)	41,030	205,150
SandRidge Energy, Inc. *(a)	518,390	155,776
SEACOR Holdings, Inc. *	20,586	1,168,873
SemGroup Corp., Class A	55,522	1,928,279
SM Energy Co.	85,457	2,509,872
Solazyme, Inc. *(a)	108,936	359,489
Stone Energy Corp. *	58,118	423,680
Superior Energy Services, Inc.	209,606	3,284,526
Synergy Resources Corp. *	121,694	1,386,095
Targa Resources Corp.	61,753	2,426,893
Teekay Corp.	59,668	1,661,157
Tesco Corp.	43,794	368,308
TETRA Technologies, Inc. *	117,188	1,092,192
Tidewater, Inc. (a)	56,819	540,349
Triangle Petroleum Corp. *(a)	88,607	67,873
Ultra Petroleum Corp. *(a)	207,456	831,899
Unit Corp. *	62,302	1,125,797
US Silica Holdings, Inc. (a)	72,671	1,545,712
W&T Offshore, Inc.	43,604	163,515
Western Refining, Inc.	89,587	4,054,708
World Fuel Services Corp.	91,145	3,973,011
WPX Energy, Inc. *	310,971	2,668,131
		139,388,600
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	49,295	5,731,530
Ingles Markets, Inc., Class A	15,466	842,433
Natural Grocers by Vitamin Cottage, Inc. *	11,948	248,638
PriceSmart, Inc.	24,809	2,312,199
Smart & Final Stores, Inc. *	34,571	607,412
SpartanNash Co.	47,197	1,020,399
Sprouts Farmers Market, Inc. *	181,826	4,387,461
SUPERVALU, Inc. *	333,060	2,238,163
The Andersons, Inc.	35,605	1,227,304
The Chefs' Warehouse, Inc. *	26,825	525,234
The Fresh Market, Inc. *	60,071	1,440,503
United Natural Foods, Inc. *	63,265	2,777,966
Village Super Market, Inc., Class A	5,823	150,816
Weis Markets, Inc.	15,688	649,954
		24,160,012
Food, Beverage & Tobacco 1.7%
Alico, Inc.	4,071	173,750
Amplify Snack Brands, Inc. *(a)	18,386	230,744
B&G Foods, Inc.	71,384	2,696,888
Blue Buffalo Pet Products, Inc. *(a)	41,408	744,102
Boulder Brands, Inc. *	81,837	894,478
Cal-Maine Foods, Inc. (a)	40,042	2,182,689
Calavo Growers, Inc.	18,466	1,044,806
Coca-Cola Bottling Co. Consolidated	5,772	1,117,863
Darling Ingredients, Inc. *	208,773	2,286,064
Dean Foods Co.	119,246	2,237,055
Diamond Foods, Inc. *	35,050	1,418,824
Security	Number of Shares	Value ($)
Fresh Del Monte Produce, Inc.	42,564	1,860,473
Freshpet, Inc. *(a)	22,389	192,769
J&J Snack Foods Corp.	18,879	2,202,802
Lancaster Colony Corp.	23,893	2,777,800
Landec Corp. *	34,791	445,673
Limoneira Co. (a)	13,256	225,750
National Beverage Corp. *	16,628	722,487
Pinnacle Foods, Inc.	138,795	6,043,134
Post Holdings, Inc. *	76,754	5,335,938
Sanderson Farms, Inc. (a)	24,907	1,863,293
Seaboard Corp. *	301	993,300
Seneca Foods Corp., Class A *	10,694	294,513
Snyder's-Lance, Inc.	66,654	2,470,864
The Boston Beer Co., Inc., Class A *	11,940	2,550,623
Tootsie Roll Industries, Inc.	22,747	729,041
TreeHouse Foods, Inc. *	54,579	4,718,900
Universal Corp.	28,796	1,628,126
Vector Group Ltd.	114,265	2,892,047
		52,974,796
Health Care Equipment & Services 6.7%
AAC Holdings, Inc. *(a)	6,613	162,283
Abaxis, Inc.	28,369	1,508,380
ABIOMED, Inc. *	48,956	3,993,341
Acadia Healthcare Co., Inc. *	68,641	4,736,915
Accuray, Inc. *	100,105	704,739
Aceto Corp.	39,854	1,124,281
Adeptus Health, Inc., Class A *(a)	9,548	573,739
Air Methods Corp. *	47,450	2,073,565
Alere, Inc. *	108,353	4,471,728
Align Technology, Inc. *	91,916	6,134,474
Allscripts Healthcare Solutions, Inc. *	234,448	3,570,643
Amedisys, Inc. *	35,428	1,438,023
AMN Healthcare Services, Inc. *	61,470	1,813,365
Amsurg Corp. *	61,273	5,150,608
Analogic Corp.	16,004	1,337,134
AngioDynamics, Inc. *	37,227	443,001
Antares Pharma, Inc. *	171,948	225,252
athenahealth, Inc. *	48,831	8,191,400
Atrion Corp.	1,966	827,489
BioScrip, Inc. *(a)	91,778	194,569
Brookdale Senior Living, Inc. *	232,062	5,216,754
Cantel Medical Corp.	46,462	3,012,131
Capital Senior Living Corp. *	38,706	887,142
Cardiovascular Systems, Inc. *	40,290	644,640
Castlight Health, Inc., Class B *	44,858	179,432
Chemed Corp.	21,378	3,302,687
Civitas Solutions, Inc. *	22,228	582,596
Computer Programs & Systems, Inc.	12,978	632,288
CONMED Corp.	32,283	1,372,028
CorVel Corp. *	10,842	420,128
Cynosure, Inc., Class A *	29,564	1,243,462
Diplomat Pharmacy, Inc. *	44,197	1,552,641
Endologix, Inc. *	84,053	855,660
Entellus Medical, Inc. *	6,640	115,802
Evolent Health, Inc., Class A *	13,980	227,594
Exactech, Inc. *	12,742	223,367
ExamWorks Group, Inc. *	50,667	1,338,622
    7

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Genesis Healthcare, Inc. *	27,789	135,610
GenMark Diagnostics, Inc. *	53,696	427,957
Glaukos Corp. *	7,094	183,735
Globus Medical, Inc., Class A *	89,255	2,421,488
Greatbatch, Inc. *	31,625	1,835,515
Haemonetics Corp. *	64,120	2,067,229
Halyard Health, Inc. *	61,823	1,977,718
Hanger, Inc. *	45,223	704,122
Health Net, Inc. *	97,467	6,165,762
HealthEquity, Inc. *	45,034	1,486,122
HealthSouth Corp.	115,593	4,067,718
HealthStream, Inc. *	30,439	731,145
Healthways, Inc. *	48,451	642,945
HeartWare International, Inc. *	20,932	1,001,806
Hill-Rom Holdings, Inc.	71,360	3,632,938
HMS Holdings Corp. *	121,221	1,470,411
ICU Medical, Inc. *	18,497	2,098,300
Inogen, Inc. *	17,609	673,544
Inovalon Holdings, Inc., Class A *	29,621	549,766
Insulet Corp. *	75,406	2,759,106
Integra LifeSciences Holdings Corp. *	35,739	2,241,193
Invacare Corp.	39,975	796,302
K2M Group Holdings, Inc. *	34,106	689,282
Kindred Healthcare, Inc.	104,738	1,398,252
Landauer, Inc.	14,475	589,856
LDR Holding Corp. *	29,371	793,604
LHC Group, Inc. *	15,491	721,106
LifePoint Health, Inc. *	55,773	3,993,905
LivaNova plc *	53,908	3,226,394
Magellan Health, Inc. *	33,910	1,785,361
Masimo Corp. *	58,043	2,407,624
MedAssets, Inc. *	80,234	2,417,450
Medidata Solutions, Inc. *	69,892	3,203,150
Meridian Bioscience, Inc.	53,519	1,047,367
Merit Medical Systems, Inc. *	57,381	1,111,470
Molina Healthcare, Inc. *	51,800	3,121,468
National HealthCare Corp.	12,746	880,749
National Research Corp., Class A	11,983	185,257
Natus Medical, Inc. *	42,008	2,049,150
Neogen Corp. *	46,620	2,753,377
Nevro Corp. *	16,844	1,017,041
NuVasive, Inc. *	61,826	3,223,608
NxStage Medical, Inc. *	80,297	1,566,594
Omnicell, Inc. *	46,287	1,396,016
OraSure Technologies, Inc. *	81,746	510,913
Orthofix International N.V. *	26,185	1,035,879
Owens & Minor, Inc.	79,417	3,058,349
PharMerica Corp. *	38,015	1,293,270
Press Ganey Holdings, Inc. *	8,343	269,395
Quality Systems, Inc.	62,664	1,018,290
Quidel Corp. *	38,531	835,737
SeaSpine Holdings Corp. *	11,214	184,807
Second Sight Medical Products, Inc. *(a)	19,228	97,294
Select Medical Holdings Corp.	134,898	1,628,219
STERIS plc	107,253	8,191,984
Surgical Care Affiliates, Inc. *	35,685	1,326,411
SurModics, Inc. *	19,244	405,279
Tandem Diabetes Care, Inc. *	23,061	237,759
Team Health Holdings, Inc. *	91,231	5,030,477
Teladoc, Inc. *(a)	9,494	201,748
Security	Number of Shares	Value ($)
Teleflex, Inc.	52,445	6,907,006
The Ensign Group, Inc.	32,162	1,529,946
The Providence Service Corp. *	17,193	832,485
The Spectranetics Corp. *	48,890	676,149
Triple-S Management Corp., Class B *	32,012	846,397
Universal American Corp.	67,764	506,875
US Physical Therapy, Inc.	15,501	819,073
Vascular Solutions, Inc. *	21,737	772,533
VCA, Inc. *	102,176	5,622,745
Veeva Systems, Inc., Class A *	97,525	2,814,571
WellCare Health Plans, Inc. *	55,563	4,582,836
West Pharmaceutical Services, Inc.	91,149	5,746,944
Wright Medical Group N.V. *	112,138	2,401,996
Zeltiq Aesthetics, Inc. *	38,344	1,164,891
		208,680,674
Household & Personal Products 0.5%
Avon Products, Inc.	546,658	1,885,970
Central Garden & Pet Co. *	8,806	130,064
Central Garden & Pet Co., Class A *	57,494	907,830
Elizabeth Arden, Inc. *	22,463	230,246
Energizer Holdings, Inc.	78,246	2,646,280
HRG Group, Inc. *	146,440	2,004,763
Inter Parfums, Inc.	19,901	530,561
Medifast, Inc. *	14,393	436,396
Natural Health Trends Corp.	9,172	443,833
Nu Skin Enterprises, Inc., Class A (a)	74,929	2,612,774
Revlon, Inc., Class A *	16,705	457,383
Synutra International, Inc. *	31,049	158,971
USANA Health Sciences, Inc. *	7,884	1,055,983
WD-40 Co.	16,274	1,607,383
		15,108,437
Insurance 3.9%
Allied World Assurance Co. Holdings AG	114,831	4,170,662
Ambac Financial Group, Inc. *	56,379	951,677
American Equity Investment Life Holding Co.	102,988	2,761,108
American National Insurance Co.	11,556	1,240,652
AMERISAFE, Inc.	23,227	1,250,542
AmTrust Financial Services, Inc.	48,109	3,007,294
Argo Group International Holdings Ltd.	37,718	2,396,225
Aspen Insurance Holdings Ltd.	75,844	3,831,639
Assurant, Inc.	84,530	7,229,006
Assured Guaranty Ltd.	184,774	4,885,425
Citizens, Inc. *(a)	56,524	524,543
CNO Financial Group, Inc.	241,744	4,890,481
Donegal Group, Inc., Class A	10,141	141,163
eHealth, Inc. *	20,136	260,761
EMC Insurance Group, Inc.	8,324	217,423
Employers Holdings, Inc.	45,235	1,239,891
Endurance Specialty Holdings Ltd.	76,620	5,053,855
Enstar Group Ltd. *	14,621	2,253,242
FBL Financial Group, Inc., Class A	12,587	859,944
Fidelity & Guaranty Life	14,362	368,816
8

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First American Financial Corp.	138,193	5,450,332
Genworth Financial, Inc., Class A *	625,348	3,158,007
Global Indemnity plc *	9,438	276,911
Greenlight Capital Re Ltd., Class A *	38,637	796,309
Horace Mann Educators Corp.	50,953	1,779,788
Infinity Property & Casualty Corp.	15,372	1,314,306
James River Group Holdings Ltd.	14,169	454,825
Kansas City Life Insurance Co.	4,198	209,564
Kemper Corp.	61,681	2,535,706
Maiden Holdings Ltd.	75,136	1,157,846
MBIA, Inc. *	180,440	1,185,491
Mercury General Corp.	48,749	2,522,761
National General Holdings Corp.	72,839	1,595,902
National Interstate Corp.	8,931	233,456
National Western Life Group, Inc., Class A	2,618	689,188
Old Republic International Corp.	304,077	5,765,300
OneBeacon Insurance Group Ltd., Class A	29,498	408,842
Primerica, Inc.	62,727	3,214,131
ProAssurance Corp.	70,305	3,719,838
RLI Corp.	50,156	3,044,469
Safety Insurance Group, Inc.	15,591	873,252
Selective Insurance Group, Inc.	72,604	2,505,564
StanCorp Financial Group, Inc.	56,130	6,378,613
State Auto Financial Corp.	19,707	457,399
State National Cos., Inc.	40,209	406,513
Stewart Information Services Corp.	30,890	1,338,773
Symetra Financial Corp.	120,844	3,804,169
The Hanover Insurance Group, Inc.	55,723	4,714,166
The Navigators Group, Inc. *	13,332	1,150,018
Third Point Reinsurance Ltd. *	72,943	1,036,520
United Fire Group, Inc.	26,338	1,054,310
Universal Insurance Holdings, Inc. (a)	40,709	804,003
Validus Holdings Ltd.	104,726	4,940,973
White Mountains Insurance Group Ltd.	7,516	6,072,928
		122,584,522
Materials 5.1%
A. Schulman, Inc.	38,348	1,327,224
AK Steel Holding Corp. *(a)	254,383	605,432
Allegheny Technologies, Inc.	136,231	1,726,047
American Vanguard Corp.	37,366	588,888
AptarGroup, Inc.	79,571	5,926,448
Axiall Corp.	84,024	1,751,060
Balchem Corp.	37,862	2,593,168
Bemis Co., Inc.	123,164	5,803,488
Berry Plastics Group, Inc. *	151,709	5,516,139
Boise Cascade Co. *	49,183	1,539,428
Cabot Corp.	78,870	3,434,000
Calgon Carbon Corp.	72,948	1,233,551
Carpenter Technology Corp.	60,725	2,182,456
Century Aluminum Co. *	69,245	258,284
Chemtura Corp. *	88,472	2,717,860
Clearwater Paper Corp. *	25,926	1,265,448
Cliffs Natural Resources, Inc. (a)	152,766	342,196
Coeur Mining, Inc. *	174,405	446,477
Commercial Metals Co.	149,290	2,207,999
Security	Number of Shares	Value ($)
Compass Minerals International, Inc.	42,131	3,544,902
Cytec Industries, Inc.	92,590	6,932,213
Deltic Timber Corp.	14,142	927,150
Domtar Corp.	78,939	3,243,604
Eagle Materials, Inc.	63,748	4,403,712
Ferro Corp. *	113,809	1,366,846
Flotek Industries, Inc. *(a)	65,355	746,354
FutureFuel Corp.	33,325	477,214
Globe Specialty Metals, Inc.	86,506	879,766
Graphic Packaging Holding Co.	415,954	5,686,091
Greif, Inc., Class A	32,619	1,156,996
Greif, Inc., Class B	12,350	503,263
H.B. Fuller Co.	66,697	2,655,208
Hawkins, Inc.	14,432	591,712
Haynes International, Inc.	15,744	615,590
Headwaters, Inc. *	94,888	1,819,003
Hecla Mining Co.	505,258	975,148
Horsehead Holding Corp. *(a)	83,513	205,442
Innophos Holdings, Inc.	24,372	724,336
Innospec, Inc.	29,983	1,751,007
Intrepid Potash, Inc. *	80,457	288,841
Kaiser Aluminum Corp.	21,208	1,817,950
KapStone Paper & Packaging Corp.	105,283	2,555,218
Koppers Holdings, Inc.	29,847	681,407
Kraton Performance Polymers, Inc. *	39,158	871,266
Kronos Worldwide, Inc.	29,752	192,495
Louisiana-Pacific Corp. *	185,855	3,419,732
LSB Industries, Inc. *	24,341	173,065
Materion Corp.	23,604	684,988
McEwen Mining, Inc. (a)	334,676	297,862
Mercer International, Inc.	52,462	558,720
Minerals Technologies, Inc.	45,954	2,828,009
Myers Industries, Inc.	29,976	464,628
Neenah Paper, Inc.	20,798	1,382,443
NewMarket Corp.	13,130	5,424,659
Olin Corp.	213,121	4,639,644
OMNOVA Solutions, Inc. *	52,392	393,988
Owens-Illinois, Inc. *	209,789	4,046,830
P.H. Glatfelter Co.	57,288	1,019,154
Platform Specialty Products Corp. *	178,656	2,243,919
PolyOne Corp.	111,667	4,017,779
Quaker Chemical Corp.	16,689	1,422,403
Rayonier Advanced Materials, Inc.	42,088	471,806
Rentech, Inc. *	35,860	102,560
Resolute Forest Products, Inc. *	130,937	1,008,215
Royal Gold, Inc.	84,874	3,051,220
Schnitzer Steel Industries, Inc., Class A	34,919	576,513
Schweitzer-Mauduit International, Inc.	37,433	1,565,448
Sensient Technologies Corp.	57,202	3,823,382
Silgan Holdings, Inc.	51,631	2,805,112
Sonoco Products Co.	127,726	5,596,953
Steel Dynamics, Inc.	302,750	5,264,822
Stepan Co.	24,458	1,273,283
Stillwater Mining Co. *	149,726	1,401,435
Summit Materials, Inc., Class A *	57,491	1,309,070
SunCoke Energy, Inc.	89,513	338,359
The Chemours Co.	226,597	1,416,231
    9

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Scotts Miracle-Gro Co., Class A	57,417	4,007,132
TimkenSteel Corp.	38,017	388,154
Tredegar Corp.	36,135	569,488
Trinseo S.A. *(a)	12,101	345,605
Tronox Ltd., Class A	81,634	475,110
United States Lime & Minerals, Inc.	1,959	101,496
United States Steel Corp. (a)	183,100	1,477,617
US Concrete, Inc. *	16,491	968,516
Valhi, Inc.	22,055	40,361
Wausau Paper Corp.	48,366	495,268
Worthington Industries, Inc.	61,873	1,903,832
		160,873,138
Media 1.7%
AMC Entertainment Holdings, Inc., Class A	26,014	661,016
Cable One, Inc.	5,823	2,598,572
Carmike Cinemas, Inc. *	33,648	735,209
Central European Media Enterprises Ltd., Class A *(a)	109,527	242,055
Cinemark Holdings, Inc.	132,386	4,593,794
Clear Channel Outdoor Holdings, Inc., Class A *	56,045	294,236
Crown Media Holdings, Inc., Class A *	32,190	182,517
Cumulus Media, Inc., Class A *	206,240	81,857
DreamWorks Animation SKG, Inc., Class A *	89,365	2,201,953
Entercom Communications Corp., Class A *	23,257	281,642
Gannett Co., Inc.	144,110	2,461,399
Global Eagle Entertainment, Inc. *	66,424	719,372
Gray Television, Inc. *	85,958	1,439,796
Harte-Hanks, Inc.	57,513	216,249
Hemisphere Media Group, Inc. *(a)	17,814	253,493
John Wiley & Sons, Inc., Class A	62,818	3,240,781
Liberty Global plc LiLAC, Class A *	16,754	629,113
Liberty Global plc LiLAC, Class C *	36,020	1,412,704
Live Nation Entertainment, Inc. *	184,082	4,673,842
Loral Space & Communications, Inc. *	16,797	743,099
Media General, Inc. *	126,256	1,960,756
Meredith Corp.	48,371	2,256,507
National CineMedia, Inc.	75,776	1,202,565
New Media Investment Group, Inc.	54,640	994,994
Nexstar Broadcasting Group, Inc., Class A	41,184	2,412,970
Regal Entertainment Group, Class A (a)	82,808	1,552,650
Rentrak Corp. *	15,789	764,030
Scholastic Corp.	34,665	1,480,889
Sinclair Broadcast Group, Inc., Class A	87,442	3,069,214
Sizmek, Inc. *	31,049	143,757
Starz, Class A *	104,517	3,687,360
The E.W. Scripps Co., Class A	70,739	1,552,014
The New York Times Co., Class A	158,833	2,236,369
Security	Number of Shares	Value ($)
Time, Inc.	137,959	2,295,638
World Wrestling Entertainment, Inc., Class A (a)	38,894	660,809
		53,933,221
Pharmaceuticals, Biotechnology & Life Sciences 6.7%
ACADIA Pharmaceuticals, Inc. *	100,666	3,820,275
Accelerate Diagnostics, Inc. *(a)	25,778	441,577
Acceleron Pharma, Inc. *	36,836	1,579,159
Achillion Pharmaceuticals, Inc. *	145,435	1,480,528
Acorda Therapeutics, Inc. *	54,665	2,087,656
Aduro Biotech, Inc. *(a)	9,454	292,979
Aegerion Pharmaceuticals, Inc. *	41,122	421,089
Affymetrix, Inc. *	100,813	954,699
Agios Pharmaceuticals, Inc. *	32,909	2,125,592
Aimmune Therapeutics, Inc. *	10,441	223,333
Akebia Therapeutics, Inc. *	28,665	307,575
Akorn, Inc. *	100,339	3,341,289
Alder Biopharmaceuticals, Inc. *	32,834	1,223,395
AMAG Pharmaceuticals, Inc. *	44,973	1,197,181
Amicus Therapeutics, Inc. *	149,332	1,602,332
Arena Pharmaceuticals, Inc. *	337,077	805,614
ARIAD Pharmaceuticals, Inc. *	246,031	1,577,059
Array BioPharma, Inc. *	175,926	696,667
Atara Biotherapeutics, Inc. *	21,596	848,723
aTyr Pharma, Inc. *	9,498	80,828
Bellicum Pharmaceuticals, Inc. *	9,361	215,584
Bio-Rad Laboratories, Inc., Class A *	26,062	3,641,383
Bio-Techne Corp.	47,174	4,302,740
BioCryst Pharmaceuticals, Inc. *	96,001	1,018,571
Bluebird Bio, Inc. *	45,921	4,075,489
Blueprint Medicines Corp. *	11,489	266,085
Bruker Corp. *	140,723	3,185,969
Cambrex Corp. *	40,803	2,188,265
Catalent, Inc. *	124,539	3,468,411
Celldex Therapeutics, Inc. *	117,675	2,119,327
Cempra, Inc. *(a)	43,480	1,387,447
Cepheid, Inc. *	90,652	3,258,033
Charles River Laboratories International, Inc. *	59,196	4,532,638
Chimerix, Inc. *	53,029	2,142,372
Clovis Oncology, Inc. *	41,777	1,313,887
Coherus Biosciences, Inc. *	15,835	480,909
Depomed, Inc. *	75,663	1,470,889
Dermira, Inc. *	21,791	671,381
Dyax Corp. *	185,219	6,234,471
Dynavax Technologies Corp. *	48,738	1,359,303
Eagle Pharmaceuticals, Inc. *	11,315	1,036,907
Emergent Biosolutions, Inc. *	38,245	1,440,689
Enanta Pharmaceuticals, Inc. *	17,985	566,527
Endocyte, Inc. *	45,853	212,299
Epizyme, Inc. *(a)	28,409	457,669
Esperion Therapeutics, Inc. *(a)	17,519	497,715
Exact Sciences Corp. *(a)	121,510	1,104,526
Exelixis, Inc. *(a)	256,626	1,467,901
FibroGen, Inc. *	61,163	1,818,988
Fluidigm Corp. *	37,433	425,613
Foundation Medicine, Inc. *(a)	18,575	315,961
Genomic Health, Inc. *	21,603	655,003
Global Blood Therapeutics, Inc. *(a)	9,554	448,656
10

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Halozyme Therapeutics, Inc. *	132,961	2,366,706
Heron Therapeutics, Inc. *	37,568	1,125,162
Horizon Pharma plc *	181,760	3,913,293
ImmunoGen, Inc. *	113,887	1,545,447
Impax Laboratories, Inc. *	86,048	3,791,275
INC Research Holdings, Inc., Class A *	34,177	1,616,572
Infinity Pharmaceuticals, Inc. *	61,418	541,707
Insmed, Inc. *	77,321	1,261,105
Insys Therapeutics, Inc. *(a)	33,237	1,058,931
Intercept Pharmaceuticals, Inc. *	21,551	3,803,967
Intersect ENT, Inc. *	23,540	463,973
Intra-Cellular Therapies, Inc. *	36,166	1,928,733
Intrexon Corp. *(a)	62,283	2,261,496
Invitae Corp. *(a)	8,009	61,589
Ironwood Pharmaceuticals, Inc. *	159,243	1,942,765
Juno Therapeutics, Inc. *(a)	89,003	5,018,879
Karyopharm Therapeutics, Inc. *	24,778	463,349
Keryx Biopharmaceuticals, Inc. *(a)	139,893	807,183
Kite Pharma, Inc. *(a)	47,788	3,936,298
Lannett Co., Inc. *(a)	34,644	1,280,442
Lexicon Pharmaceuticals, Inc. *(a)	60,589	833,705
Ligand Pharmaceuticals, Inc. *	22,881	2,450,097
Lion Biotechnologies, Inc. *	60,586	441,066
Luminex Corp. *	54,752	1,178,263
MacroGenics, Inc. *	36,009	1,245,191
MannKind Corp. *(a)	345,285	690,570
Merrimack Pharmaceuticals, Inc. *	131,648	1,238,808
MiMedx Group, Inc. *(a)	122,667	1,099,096
Momenta Pharmaceuticals, Inc. *	76,737	1,370,523
Myriad Genetics, Inc. *(a)	87,719	3,815,776
NantKwest, Inc. *	10,800	176,148
Natera, Inc. *	12,380	110,058
Nektar Therapeutics *	171,927	2,692,377
Neurocrine Biosciences, Inc. *	99,999	5,436,946
NewLink Genetics Corp. *	28,362	1,038,049
Novavax, Inc. *	339,283	2,904,262
OncoMed Pharmaceuticals, Inc. *(a)	16,683	381,207
Ophthotech Corp. *	34,474	2,191,512
Orexigen Therapeutics, Inc. *	165,643	395,887
Organovo Holdings, Inc. *(a)	99,976	338,919
Osiris Therapeutics, Inc. (a)	15,525	159,286
Pacira Pharmaceuticals, Inc. *	45,249	2,929,873
PAREXEL International Corp. *	70,065	4,753,910
PDL BioPharma, Inc.	212,508	804,343
Phibro Animal Health Corp., Class A	22,338	725,315
Portola Pharmaceuticals, Inc. *	66,335	3,290,879
PRA Health Sciences, Inc. *	25,537	1,156,315
Prestige Brands Holdings, Inc. *	66,711	3,394,923
Prothena Corp. plc *	39,482	2,785,060
PTC Therapeutics, Inc. *	39,215	1,178,019
Puma Biotechnology, Inc. *	27,529	2,072,934
Radius Health, Inc. *	42,614	2,591,357
Raptor Pharmaceutical Corp. *	103,237	652,458
Relypsa, Inc. *	34,984	787,490
Repligen Corp. *	41,287	1,173,789
Retrophin, Inc. *	41,164	920,015
Revance Therapeutics, Inc. *	21,033	816,291
Sage Therapeutics, Inc. *	12,771	611,986
Sagent Pharmaceuticals, Inc. *	31,056	476,088
Security	Number of Shares	Value ($)
Sangamo BioSciences, Inc. *	90,768	751,559
Sarepta Therapeutics, Inc. *	54,389	1,999,340
SciClone Pharmaceuticals, Inc. *	66,597	610,694
Sequenom, Inc. *	170,790	304,006
Seres Therapeutics, Inc. *(a)	10,817	387,573
Spark Therapeutics, Inc. *	15,927	920,421
Spectrum Pharmaceuticals, Inc. *	71,616	429,696
Sucampo Pharmaceuticals, Inc., Class A *	26,387	452,537
Supernus Pharmaceuticals, Inc. *	42,406	685,281
Synergy Pharmaceuticals, Inc. *(a)	134,984	847,699
Synta Pharmaceuticals Corp. *	172,637	73,871
TESARO, Inc. *	37,244	1,900,934
Tetraphase Pharmaceuticals, Inc. *	50,652	543,496
The Medicines Co. *	86,944	3,652,517
TherapeuticsMD, Inc. *	167,000	1,254,170
Theravance Biopharma, Inc. *	32,221	604,788
Theravance, Inc. (a)	104,443	966,098
Ultragenyx Pharmaceutical, Inc. *	43,828	4,309,169
Versartis, Inc. *	23,648	299,147
Vitae Pharmaceuticals, Inc. *	9,299	133,534
VWR Corp. *	71,902	1,918,345
XBiotech, Inc. *(a)	8,291	61,934
Zafgen, Inc. *	23,701	400,784
ZIOPHARM Oncology, Inc. *(a)	162,212	2,121,733
ZS Pharma, Inc. *	19,547	1,758,448
		210,774,595
Real Estate 11.4%
Acadia Realty Trust	91,916	3,082,863
AG Mortgage Investment Trust, Inc.	33,183	490,445
Agree Realty Corp.	17,936	601,573
Alexander & Baldwin, Inc.	61,182	2,319,410
Alexander's, Inc.	4,741	1,899,814
Altisource Portfolio Solutions S.A. *	13,579	390,668
Altisource Residential Corp.	71,748	949,944
American Assets Trust, Inc.	52,449	2,087,995
American Capital Mortgage Investment Corp.	65,553	982,639
American Homes 4 Rent, Class A	196,554	3,298,176
American Residential Properties, Inc.	42,446	742,381
Anworth Mortgage Asset Corp.	135,172	650,177
Apollo Commercial Real Estate Finance, Inc.	69,444	1,218,742
Apollo Residential Mortgage, Inc.	43,667	566,798
Apple Hospitality REIT, Inc. (a)	215,607	4,204,336
ARMOUR Residential REIT, Inc.	55,432	1,171,278
Ashford Hospitality Prime, Inc.	36,357	516,269
Ashford Hospitality Trust, Inc.	102,325	719,345
BioMed Realty Trust, Inc.	256,204	6,013,108
Blackstone Mortgage Trust, Inc., Class A	118,479	3,424,043
Brandywine Realty Trust	226,210	3,112,650
Campus Crest Communities, Inc.	93,328	625,298
Capstead Mortgage Corp.	124,810	1,184,447
Care Capital Properties, Inc.	113,463	3,591,104
CareTrust REIT, Inc.	69,330	773,723
CBL & Associates Properties, Inc.	185,898	2,429,687
Cedar Realty Trust, Inc.	78,956	577,958
Chambers Street Properties	298,589	2,245,389
    11

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Chatham Lodging Trust	46,333	1,055,929
Chesapeake Lodging Trust	73,324	1,991,480
Chimera Investment Corp.	261,150	3,679,603
CIM Commercial Trust Corp.	25,706	475,304
Colony Capital, Inc., Class A	142,388	2,913,258
Columbia Property Trust, Inc.	158,580	3,974,015
Communications Sales & Leasing, Inc. *	151,750	2,951,537
CoreSite Realty Corp.	35,108	2,056,276
Corporate Office Properties Trust	115,801	2,581,204
Corrections Corp. of America	153,315	3,952,461
Cousins Properties, Inc.	259,088	2,546,835
CubeSmart	217,213	6,325,243
CyrusOne, Inc.	80,374	2,906,324
CYS Investments, Inc.	195,586	1,482,542
DCT Industrial Trust, Inc.	112,529	4,295,232
DiamondRock Hospitality Co.	263,970	2,937,986
Douglas Emmett, Inc.	176,246	5,460,101
DuPont Fabros Technology, Inc.	82,549	2,727,419
Dynex Capital, Inc.	54,870	376,957
EastGroup Properties, Inc.	41,353	2,407,158
Education Realty Trust, Inc.	68,957	2,541,065
Empire State Realty Trust, Inc., Class A	148,294	2,727,127
EPR Properties	73,518	4,119,949
Equity Commonwealth *	162,906	4,499,464
Equity LifeStyle Properties, Inc.	104,760	6,534,929
Equity One, Inc.	100,608	2,739,556
FelCor Lodging Trust, Inc.	157,872	1,266,133
First Industrial Realty Trust, Inc.	140,575	3,212,139
First Potomac Realty Trust	82,852	962,740
Forest City Enterprises, Inc., Class A *	268,684	5,975,532
Forest City Enterprises, Inc., Class B *	6,590	146,232
Forestar Group, Inc. *	40,334	548,139
Franklin Street Properties Corp.	110,813	1,160,212
FRP Holdings, Inc. *	8,042	249,222
Gaming & Leisure Properties, Inc.	115,974	3,153,333
Getty Realty Corp.	37,509	654,532
Global Net Lease, Inc. (a)	208,020	1,843,057
Government Properties Income Trust	96,096	1,626,905
Gramercy Property Trust, Inc.	70,905	1,693,920
Hatteras Financial Corp.	128,948	1,815,588
Healthcare Realty Trust, Inc.	127,941	3,478,716
Healthcare Trust of America, Inc., Class A	161,935	4,228,123
Hersha Hospitality Trust	59,739	1,410,438
Highwoods Properties, Inc.	118,676	5,169,527
Hospitality Properties Trust	189,201	5,254,112
Hudson Pacific Properties, Inc.	93,381	2,677,233
InfraREIT, Inc. *	31,625	637,876
Inland Real Estate Corp.	110,607	1,062,933
Invesco Mortgage Capital, Inc.	164,096	2,202,168
Investors Real Estate Trust	154,334	1,260,909
iStar, Inc. *	109,527	1,445,756
Kennedy-Wilson Holdings, Inc.	109,683	2,862,726
Kite Realty Group Trust	104,961	2,824,500
Ladder Capital Corp., Class A	50,509	714,702
LaSalle Hotel Properties	143,203	4,039,757
Lexington Realty Trust	267,001	2,293,539
Security	Number of Shares	Value ($)
LTC Properties, Inc.	47,697	2,033,323
Mack-Cali Realty Corp.	113,212	2,660,482
Marcus & Millichap, Inc. *	17,445	572,370
Medical Properties Trust, Inc.	296,484	3,560,773
MFA Financial, Inc.	491,076	3,427,710
Monmouth Real Estate Investment Corp.	73,808	769,079
Monogram Residential Trust, Inc.	210,367	2,099,463
National Health Investors, Inc.	42,748	2,581,552
National Storage Affiliates Trust	27,661	458,066
New Residential Investment Corp.	292,027	3,714,583
New Senior Investment Group, Inc.	105,412	972,953
New York Mortgage Trust, Inc. (a)	149,470	866,926
New York REIT, Inc.	198,556	2,285,380
Newcastle Investment Corp.	91,194	396,694
NorthStar Realty Europe Corp. *	75,619	864,325
NorthStar Realty Finance Corp.	226,857	4,092,500
One Liberty Properties, Inc.	17,193	384,092
Outfront Media, Inc.	173,863	3,972,770
Paramount Group, Inc.	218,668	4,019,118
Parkway Properties, Inc.	106,861	1,825,186
Pebblebrook Hotel Trust	90,962	2,897,140
Pennsylvania Real Estate Investment Trust	91,838	1,980,027
PennyMac Mortgage Investment Trust	94,177	1,567,105
Physicians Realty Trust	103,346	1,654,569
Piedmont Office Realty Trust, Inc., Class A	185,097	3,607,541
Post Properties, Inc.	70,100	4,133,096
Potlatch Corp.	53,448	1,786,232
PS Business Parks, Inc.	25,953	2,294,764
QTS Realty Trust, Inc., Class A	42,621	1,799,459
RAIT Financial Trust	97,912	422,980
Ramco-Gershenson Properties Trust	97,659	1,647,507
Rayonier, Inc.	158,074	3,814,326
Redwood Trust, Inc.	103,667	1,428,531
Resource Capital Corp.	46,205	581,721
Retail Opportunity Investments Corp.	124,850	2,283,506
Retail Properties of America, Inc., Class A	295,024	4,513,867
Rexford Industrial Realty, Inc.	72,512	1,168,168
RLJ Lodging Trust	164,120	4,004,528
Rouse Properties, Inc.	49,874	802,971
Ryman Hospitality Properties, Inc.	64,842	3,523,514
Sabra Health Care REIT, Inc.	84,051	1,738,175
Saul Centers, Inc.	13,981	777,763
Select Income REIT	75,678	1,554,426
Seritage Growth Properties, Class A *	58,628	2,139,922
Silver Bay Realty Trust Corp.	42,328	665,819
Sovran Self Storage, Inc.	46,298	4,652,486
Spirit Realty Capital, Inc.	559,876	5,497,982
STAG Industrial, Inc.	85,807	1,750,463
Starwood Property Trust, Inc.	310,668	6,315,880
Starwood Waypoint Residential Trust	50,052	1,183,730
STORE Capital Corp.	67,883	1,545,017
Strategic Hotels & Resorts, Inc. *	349,334	4,946,569
Summit Hotel Properties, Inc.	108,287	1,443,466
12

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sun Communities, Inc.	74,024	4,948,504
Sunstone Hotel Investors, Inc.	260,742	3,827,693
Tanger Factory Outlet Centers, Inc.	122,049	4,065,452
Tejon Ranch Co. *	20,384	430,510
Terreno Realty Corp.	52,205	1,182,443
The Geo Group, Inc.	94,177	2,761,270
The Howard Hughes Corp. *	44,949	5,564,237
The St. Joe Co. *(a)	95,316	1,851,037
Two Harbors Investment Corp.	469,296	3,989,016
Universal Health Realty Income Trust	14,633	771,013
Urban Edge Properties	116,134	2,786,055
Urstadt Biddle Properties, Inc.	8,206	142,866
Urstadt Biddle Properties, Inc., Class A	39,679	794,374
Washington Real Estate Investment Trust	85,800	2,360,358
Western Asset Mortgage Capital Corp. (a)	55,310	650,999
Whitestone REIT	32,163	390,459
WP GLIMCHER, Inc.	233,301	2,461,326
Xenia Hotels & Resorts, Inc.	140,584	2,354,782
		359,012,902
Retailing 3.8%
1-800-Flowers.com, Inc., Class A *	27,085	209,367
Aaron's, Inc.	81,565	1,979,583
Abercrombie & Fitch Co., Class A (a)	90,827	2,322,446
America's Car-Mart, Inc. *	9,372	248,171
American Eagle Outfitters, Inc.	229,673	3,576,009
Asbury Automotive Group, Inc. *	33,488	2,514,949
Ascena Retail Group, Inc. *	215,218	2,438,420
Barnes & Noble Education, Inc. *	51,768	748,048
Barnes & Noble, Inc.	82,827	1,060,186
Big Lots, Inc.	65,424	2,943,426
Blue Nile, Inc. *	14,707	536,217
Boot Barn Holdings, Inc. *	15,516	162,918
Burlington Stores, Inc. *	95,584	4,598,546
Cabela's, Inc. *	64,087	3,003,758
Caleres, Inc.	58,745	1,650,734
Chico's FAS, Inc.	174,442	2,093,304
Conn's, Inc. *(a)	34,042	907,900
Core-Mark Holding Co., Inc.	28,074	2,394,431
CST Brands, Inc.	95,332	3,550,164
DSW, Inc., Class A	91,004	2,089,452
Etsy, Inc. *	21,720	202,213
Express, Inc. *	92,374	1,546,341
Five Below, Inc. *	69,299	1,941,065
Francesca's Holdings Corp. *	53,374	796,874
Fred's, Inc., Class A	48,413	797,846
FTD Cos., Inc. *	21,517	570,631
Genesco, Inc. *	29,139	1,578,168
GNC Holdings, Inc., Class A	107,146	3,194,022
Group 1 Automotive, Inc.	28,709	2,331,745
Groupon, Inc. *	608,920	1,759,779
Guess?, Inc.	77,553	1,527,019
Haverty Furniture Cos., Inc.	21,456	517,948
Hibbett Sports, Inc. *	32,343	1,061,174
HSN, Inc.	40,770	2,034,423
J.C. Penney Co., Inc. *(a)	385,801	3,074,834
Security	Number of Shares	Value ($)
Lands' End, Inc. *(a)	18,595	447,024
Liberty TripAdvisor Holdings, Inc., Class A *	85,052	2,546,457
Lithia Motors, Inc., Class A	30,015	3,729,064
Lumber Liquidators Holdings, Inc. *(a)	36,119	564,179
MarineMax, Inc. *	33,654	610,820
Mattress Firm Holding Corp. *	25,138	1,240,812
Monro Muffler Brake, Inc.	42,125	3,118,935
Murphy USA, Inc. *	50,397	3,001,645
Nutrisystem, Inc.	36,414	835,337
Office Depot, Inc. *	624,684	4,116,668
Ollie's Bargain Outlet Holdings, Inc. *	10,387	183,434
Outerwall, Inc. (a)	23,548	1,457,621
Overstock.com, Inc. *	21,736	286,046
Party City Holdco, Inc. *	24,792	314,858
Penske Automotive Group, Inc.	55,446	2,587,110
PetMed Express, Inc.	27,179	456,607
Pier 1 Imports, Inc.	109,443	739,835
Pool Corp.	55,652	4,565,690
Rent-A-Center, Inc.	66,108	1,134,413
Restoration Hardware Holdings, Inc. *	47,028	4,226,406
Sears Holdings Corp. *(a)	66,457	1,470,693
Sears Hometown & Outlet Stores, Inc. *	10,593	84,320
Select Comfort Corp. *	64,407	1,521,293
Shoe Carnival, Inc.	21,884	426,300
Shutterfly, Inc. *	45,501	2,088,496
Sonic Automotive, Inc., Class A	44,702	1,084,471
Stage Stores, Inc. (a)	46,541	360,227
Stein Mart, Inc.	38,924	300,883
Systemax, Inc. *	12,832	124,085
The Buckle, Inc. (a)	38,693	1,228,503
The Cato Corp., Class A	35,868	1,408,895
The Children's Place, Inc.	26,313	1,271,444
The Container Store Group, Inc. *(a)	15,992	164,238
The Finish Line, Inc., Class A	56,293	933,901
The Men's Wearhouse, Inc.	61,097	1,221,329
The Michaels Cos., Inc. *	94,292	2,094,225
The Pep Boys-Manny, Moe & Jack *	76,950	1,195,033
Tile Shop Holdings, Inc. *	37,846	641,111
Tuesday Morning Corp. *	61,753	412,510
Vitamin Shoppe, Inc. *	36,251	1,105,656
Wayfair, Inc., Class A *(a)	29,307	1,111,028
Weyco Group, Inc.	6,866	188,197
Winmark Corp.	2,712	258,996
Zumiez, Inc. *	30,553	461,045
		119,281,951
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	53,493	1,560,391
Advanced Micro Devices, Inc. *(a)	838,239	1,978,244
Amkor Technology, Inc. *	120,694	820,719
Applied Micro Circuits Corp. *	108,298	792,741
Atmel Corp.	527,426	4,562,235
Brooks Automation, Inc.	81,769	911,724
Cabot Microelectronics Corp. *	31,875	1,337,475
    13

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cavium, Inc. *	70,254	4,714,746
CEVA, Inc. *	23,721	602,276
Cirrus Logic, Inc. *	80,067	2,647,015
Cohu, Inc.	31,072	407,354
Cree, Inc. *	129,716	3,585,350
Cypress Semiconductor Corp. *	422,551	4,572,002
Diodes, Inc. *	48,326	1,125,513
Entegris, Inc. *	176,326	2,401,560
Exar Corp. *	58,781	378,550
Fairchild Semiconductor International, Inc. *	151,955	2,969,201
FormFactor, Inc. *	80,440	700,632
Inphi Corp. *	43,151	1,387,305
Integrated Device Technology, Inc. *	187,012	5,243,816
Integrated Silicon Solution, Inc.	42,717	977,792
Intersil Corp., Class A	171,968	2,490,097
IXYS Corp.	34,937	444,748
Kulicke & Soffa Industries, Inc. *	84,290	995,465
Lattice Semiconductor Corp. *	169,369	1,065,331
M/A-COM Technology Solutions Holdings, Inc. *	27,148	1,003,119
Microsemi Corp. *	120,145	4,326,421
MKS Instruments, Inc.	66,867	2,465,386
Monolithic Power Systems, Inc.	47,706	3,259,751
Nanometrics, Inc. *	32,241	508,118
OmniVision Technologies, Inc. *	75,960	2,218,032
ON Semiconductor Corp. *	518,981	5,688,032
PDF Solutions, Inc. *	37,533	418,493
Photronics, Inc. *	75,660	829,990
PMC-Sierra, Inc. *	239,449	2,832,682
Power Integrations, Inc.	35,578	1,839,383
Rambus, Inc. *	150,024	1,789,786
Rudolph Technologies, Inc. *	43,420	617,867
Semtech Corp. *	79,484	1,597,628
Silicon Laboratories, Inc. *	52,573	2,844,725
SolarEdge Technologies, Inc. *	9,352	183,580
SunEdison Semiconductor Ltd. *	56,854	542,956
SunEdison, Inc. *(a)	406,144	1,295,599
SunPower Corp. *	73,125	1,752,075
Synaptics, Inc. *	45,969	4,126,637
Teradyne, Inc.	264,150	5,489,037
Tessera Technologies, Inc.	61,670	1,964,189
Ultratech, Inc. *	35,747	593,758
Veeco Instruments, Inc. *	48,651	994,913
		97,854,439
Software & Services 8.7%
A10 Networks, Inc. *	50,325	388,006
ACI Worldwide, Inc. *	149,177	3,508,643
Actua Corp. *	41,032	475,561
Acxiom Corp. *	98,053	2,245,414
Alarm.com Holdings, Inc. *	12,180	214,124
Angie's List, Inc. *	60,234	651,130
Apigee Corp. *	15,354	109,320
Aspen Technology, Inc. *	107,798	4,737,722
Bankrate, Inc. *	80,096	1,167,800
Barracuda Networks, Inc. *	27,736	527,816
Bazaarvoice, Inc. *	79,053	366,015
Benefitfocus, Inc. *(a)	16,990	688,435
Black Knight Financial Services, Inc., Class A *	21,811	756,842
Security	Number of Shares	Value ($)
Blackbaud, Inc.	61,480	3,798,234
Blackhawk Network Holdings, Inc. *	68,309	3,234,431
Blucora, Inc. *	50,941	541,503
Booz Allen Hamilton Holding Corp.	142,358	4,334,801
Bottomline Technologies (DE), Inc. *	50,521	1,561,604
Box, Inc., Class A *(a)	36,055	504,770
BroadSoft, Inc. *	36,998	1,481,030
CACI International, Inc., Class A *	30,409	3,048,806
Callidus Software, Inc. *	69,141	1,434,676
Carbonite, Inc. *	16,517	161,041
Cardtronics, Inc. *	56,447	2,122,972
Cass Information Systems, Inc.	13,109	706,182
ChannelAdvisor Corp. *	26,894	352,580
Ciber, Inc. *	88,019	310,707
CommVault Systems, Inc. *	53,379	2,187,471
comScore, Inc. *	41,023	1,727,068
Constant Contact, Inc. *	41,414	1,295,844
Convergys Corp.	123,965	3,193,338
CoreLogic, Inc. *	112,146	4,133,702
Cornerstone OnDemand, Inc. *	63,758	2,289,550
CSG Systems International, Inc.	41,950	1,498,874
Cvent, Inc. *	29,867	1,079,095
Demandware, Inc. *	43,462	2,223,081
DHI Group, Inc. *	47,258	440,445
DST Systems, Inc.	42,389	5,183,327
EarthLink Holdings Corp.	130,362	1,198,027
Ebix, Inc. (a)	33,822	1,268,663
Ellie Mae, Inc. *	37,866	2,417,365
Endurance International Group Holdings, Inc. *	77,154	1,077,841
EnerNOC, Inc. *	35,932	153,070
Envestnet, Inc. *	47,435	1,540,214
EPAM Systems, Inc. *	51,806	4,078,686
Epiq Systems, Inc.	39,546	535,057
Euronet Worldwide, Inc. *	63,314	4,920,764
Everi Holdings, Inc. *	96,065	366,968
EVERTEC, Inc.	86,920	1,493,286
Everyday Health, Inc. *	31,079	191,136
ExlService Holdings, Inc. *	42,355	1,980,943
Fair Isaac Corp.	39,379	3,750,850
Five9, Inc. *	14,629	97,283
Forrester Research, Inc.	15,490	505,594
Genpact Ltd. *	202,822	5,111,114
Gigamon, Inc. *	33,357	903,641
GoDaddy, Inc., Class A *	30,740	955,092
Gogo, Inc. *(a)	59,967	1,076,408
GrubHub, Inc. *(a)	97,898	2,510,105
GTT Communications, Inc. *	30,087	637,544
Guidewire Software, Inc. *	89,077	5,284,938
Heartland Payment Systems, Inc.	48,467	3,845,372
HomeAway, Inc. *	122,829	4,343,233
Hortonworks, Inc. *	30,600	519,894
HubSpot, Inc. *	12,420	673,288
Imperva, Inc. *	33,552	2,503,986
Infoblox, Inc. *	66,588	1,001,484
Interactive Intelligence Group, Inc. *	24,350	839,101
Internap Corp. *	71,871	516,034
Intralinks Holdings, Inc. *	53,505	547,356
j2 Global, Inc.	58,320	4,693,010
Jive Software, Inc. *	58,709	294,719
14

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Leidos Holdings, Inc.	81,095	4,697,833
Liquidity Services, Inc. *	18,728	127,725
LivePerson, Inc. *	70,665	551,187
LogMeIn, Inc. *	31,763	2,268,513
Manhattan Associates, Inc. *	94,946	7,272,864
ManTech International Corp., Class A	30,519	1,022,081
Marketo, Inc. *	45,186	1,367,780
MAXIMUS, Inc.	83,202	4,721,713
Mentor Graphics Corp.	126,164	2,363,052
MicroStrategy, Inc., Class A *	12,051	2,089,282
MoneyGram International, Inc. *	42,637	374,353
Monotype Imaging Holdings, Inc.	51,224	1,353,850
Monster Worldwide, Inc. *	124,952	804,691
NeuStar, Inc., Class A *(a)	68,441	1,724,713
New Relic, Inc. *	24,693	928,704
NIC, Inc.	73,202	1,494,053
OPOWER, Inc. *(a)	24,608	231,069
Pandora Media, Inc. *	253,796	3,502,385
Paycom Software, Inc. *	42,328	1,845,501
Paylocity Holding Corp. *	21,551	946,951
Pegasystems, Inc.	47,766	1,411,008
Perficient, Inc. *	50,956	890,711
Progress Software Corp. *	66,283	1,590,129
Proofpoint, Inc. *	52,871	3,875,973
PROS Holdings, Inc. *	30,765	756,511
PTC, Inc. *	144,623	5,212,213
Q2 Holdings, Inc. *	29,085	799,256
Qlik Technologies, Inc. *	117,028	3,722,661
Qualys, Inc. *	28,622	1,100,802
Quotient Technology, Inc. *(a)	75,285	522,478
Rapid7, Inc. *(a)	7,248	124,158
RealNetworks, Inc. *	31,792	131,619
RealPage, Inc. *	67,708	1,503,795
RetailMeNot, Inc. *	53,698	524,092
RingCentral, Inc., Class A *	69,907	1,601,569
Rocket Fuel, Inc. *(a)	36,040	125,780
Rovi Corp. *	115,352	1,362,307
Science Applications International Corp.	53,607	2,693,216
SciQuest, Inc. *	35,654	460,293
ServiceSource International, Inc. *	90,581	489,137
Shutterstock, Inc. *(a)	25,305	917,812
Silver Spring Networks, Inc. *	49,914	665,354
SolarWinds, Inc. *	84,264	4,923,546
Solera Holdings, Inc.	84,353	4,533,130
SPS Commerce, Inc. *	21,613	1,606,278
Stamps.com, Inc. *	18,772	1,902,730
Sykes Enterprises, Inc. *	51,266	1,631,284
Synchronoss Technologies, Inc. *	50,339	1,981,846
Syntel, Inc. *	40,787	1,975,314
Take-Two Interactive Software, Inc. *	106,998	3,784,519
Tangoe, Inc. *	48,868	420,265
TeleTech Holdings, Inc.	23,153	671,900
Textura Corp. *	25,949	626,668
The Rubicon Project, Inc. *	26,122	385,300
The Ultimate Software Group, Inc. *	36,095	7,128,762
TiVo, Inc. *	117,398	1,055,408
Travelport Worldwide Ltd.	115,678	1,539,674
TrueCar, Inc. *(a)	62,829	504,517
Tyler Technologies, Inc. *	42,969	7,667,388
Security	Number of Shares	Value ($)
Unisys Corp. *	66,880	860,077
Varonis Systems, Inc. *	17,703	315,999
VASCO Data Security International, Inc. *(a)	37,469	699,921
VeriFone Systems, Inc. *	144,262	4,137,434
Verint Systems, Inc. *	77,668	3,638,746
VirnetX Holding Corp. *(a)	57,885	150,501
Virtusa Corp. *	34,102	1,679,524
Web.com Group, Inc. *	66,350	1,606,334
WebMD Health Corp. *	47,397	2,156,090
WEX, Inc. *	48,599	4,581,428
Workiva, Inc. *	19,016	356,550
XO Group, Inc. *	37,095	624,680
Xura, Inc. *	33,465	865,740
Yelp, Inc. *	69,456	2,092,709
Zendesk, Inc. *	69,124	1,770,266
Zillow Group, Inc., Class A *(a)	59,933	1,560,056
Zillow Group, Inc., Class C *(a)	127,983	3,154,781
Zynga, Inc., Class A *	987,054	2,546,599
		271,819,164
Technology Hardware & Equipment 4.8%
3D Systems Corp. *(a)	132,898	1,212,030
ADTRAN, Inc.	60,747	990,784
Aerohive Networks, Inc. *(a)	10,685	65,179
Anixter International, Inc. *	37,358	2,546,321
Arista Networks, Inc. *(a)	43,536	3,200,767
ARRIS Group, Inc. *	169,690	5,187,423
Avid Technology, Inc. *	42,315	321,171
AVX Corp.	68,929	929,852
Badger Meter, Inc.	19,255	1,171,282
Belden, Inc.	53,751	3,373,950
Benchmark Electronics, Inc. *	63,754	1,368,161
Black Box Corp.	24,537	277,513
Brocade Communications Systems, Inc.	523,359	4,911,724
CalAmp Corp. *	49,737	919,140
Calix, Inc. *	64,198	508,448
Checkpoint Systems, Inc.	59,008	371,160
Ciena Corp. *	164,005	4,106,685
Cognex Corp.	110,145	4,086,380
Coherent, Inc. *	33,058	2,245,299
Comtech Telecommunications Corp.	20,807	458,378
Control4 Corp. *(a)	20,641	150,267
Cray, Inc. *	54,319	1,883,240
CTS Corp.	41,314	784,140
Daktronics, Inc.	52,819	457,941
Diebold, Inc.	84,685	2,936,029
Dolby Laboratories, Inc., Class A	57,845	2,000,280
DTS, Inc. *	20,762	534,206
EchoStar Corp., Class A *	57,329	2,242,137
Electro Rent Corp.	25,880	267,858
Electronics For Imaging, Inc. *	61,375	3,012,285
ePlus, Inc. *	7,743	682,855
Extreme Networks, Inc. *	139,201	615,268
Fabrinet *	36,313	868,970
FARO Technologies, Inc. *	22,927	689,873
FEI Co.	52,663	4,213,567
Finisar Corp. *	141,158	1,703,777
GSI Group, Inc. *	36,359	521,024
    15

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Harmonic, Inc. *	99,062	547,813
II-VI, Inc. *	65,997	1,228,864
Infinera Corp. *	179,803	4,049,164
Ingram Micro, Inc., Class A	195,875	6,058,414
Insight Enterprises, Inc. *	45,353	1,214,553
InterDigital, Inc.	45,139	2,378,374
InvenSense, Inc. *	97,241	1,127,023
IPG Photonics Corp. *	47,439	4,325,962
Itron, Inc. *	46,987	1,689,183
Ixia *	80,674	1,053,602
Knowles Corp. *(a)	111,319	1,833,424
Lexmark International, Inc., Class A	76,915	2,641,261
Littelfuse, Inc.	28,600	3,104,816
Lumentum Holdings, Inc. *	61,959	1,239,180
Maxwell Technologies, Inc. *	43,282	305,571
Methode Electronics, Inc.	49,925	1,801,294
MTS Systems Corp.	18,341	1,166,854
NETGEAR, Inc. *	39,730	1,752,490
NetScout Systems, Inc. *	127,287	4,213,200
Newport Corp. *	55,426	919,517
Nimble Storage, Inc. *	63,127	660,940
OSI Systems, Inc. *	24,625	2,305,639
Park Electrochemical Corp.	20,796	364,138
PC Connection, Inc. *	26,927	601,011
Plantronics, Inc.	43,484	2,300,738
Plexus Corp. *	44,000	1,636,800
Polycom, Inc. *	164,671	2,244,466
QLogic Corp. *	118,561	1,529,437
Quantum Corp. *	341,489	300,818
RealD, Inc. *	49,317	517,829
Rofin-Sinar Technologies, Inc. *	36,171	1,039,555
Rogers Corp. *	24,206	1,341,739
Ruckus Wireless, Inc. *	108,763	1,245,336
Sanmina Corp. *	100,214	2,271,851
ScanSource, Inc. *	34,479	1,324,683
ShoreTel, Inc. *	82,740	848,912
Silicon Graphics International Corp. *	50,167	293,979
Sonus Networks, Inc. *	68,859	484,767
Super Micro Computer, Inc. *	48,398	1,188,655
SYNNEX Corp.	37,355	3,521,456
Tech Data Corp. *	44,539	3,013,063
TTM Technologies, Inc. *	79,436	622,778
Ubiquiti Networks, Inc. *(a)	34,755	1,212,602
Universal Display Corp. *	55,042	2,893,008
ViaSat, Inc. *	55,988	3,470,136
Viavi Solutions, Inc. *	310,406	1,974,182
Vishay Intertechnology, Inc.	180,754	2,154,588
Zebra Technologies Corp., Class A *	65,733	5,271,787
		151,100,816
Telecommunication Services 0.7%
8x8, Inc. *	107,225	1,265,255
Atlantic Tele-Network, Inc.	14,432	1,135,366
Cincinnati Bell, Inc. *	258,779	975,597
Cogent Communications Holdings, Inc.	56,468	1,895,066
Consolidated Communications Holdings, Inc.	60,324	1,314,460
FairPoint Communications, Inc. *	29,959	548,549
Security	Number of Shares	Value ($)
General Communication, Inc., Class A *	41,018	851,944
Globalstar, Inc. *(a)	347,492	757,533
IDT Corp., Class B	16,545	206,647
inContact, Inc. *	80,674	796,252
Intelsat S.A. *	37,595	174,817
Iridium Communications, Inc. *	110,714	904,533
NII Holdings, Inc. *	125,519	867,336
NTELOS Holdings Corp. *	15,620	143,235
pdvWireless, Inc. *(a)	12,223	323,298
Premiere Global Services, Inc. *	46,835	649,602
Shenandoah Telecommunications Co.	29,755	1,436,571
Spok Holdings, Inc.	27,174	501,904
Telephone & Data Systems, Inc.	118,044	3,339,465
United States Cellular Corp. *	16,425	684,758
Vonage Holdings Corp. *	228,061	1,470,994
Windstream Holdings, Inc. (a)	124,195	773,735
		21,016,917
Transportation 1.4%
Air Transport Services Group, Inc. *	71,523	680,184
Allegiant Travel Co.	17,519	3,068,102
ArcBest Corp.	31,879	767,646
Atlas Air Worldwide Holdings, Inc. *	33,349	1,377,981
Celadon Group, Inc.	39,620	550,718
Echo Global Logistics, Inc. *	31,433	741,819
Forward Air Corp.	40,241	1,935,190
Hawaiian Holdings, Inc. *	60,954	2,206,535
Heartland Express, Inc.	75,001	1,437,019
Hub Group, Inc., Class A *	44,601	1,718,477
Knight Transportation, Inc.	78,094	2,071,053
Landstar System, Inc.	54,916	3,427,857
Marten Transport Ltd.	33,187	600,021
Matson, Inc.	57,940	2,996,077
Park-Ohio Holdings Corp.	12,742	535,164
Republic Airways Holdings, Inc. *	72,959	309,346
Roadrunner Transportation Systems, Inc. *	36,869	406,296
Ryder System, Inc.	67,003	4,419,518
Saia, Inc. *	33,151	812,531
SkyWest, Inc.	69,105	1,424,254
Spirit Airlines, Inc. *	91,762	3,374,089
Swift Transportation Co. *	113,929	1,819,446
Universal Truckload Services, Inc.	10,341	167,938
UTi Worldwide, Inc. *	125,076	875,532
Virgin America, Inc. *(a)	22,171	806,803
Werner Enterprises, Inc.	58,644	1,581,042
Wesco Aircraft Holdings, Inc. *	71,438	955,840
XPO Logistics, Inc. *(a)	113,218	3,453,149
		44,519,627
Utilities 3.2%
ALLETE, Inc.	58,594	2,985,364
American States Water Co.	47,124	1,971,197
Avista Corp.	75,640	2,617,900
Black Hills Corp.	59,794	2,566,358
California Water Service Group	62,734	1,413,397
Chesapeake Utilities Corp.	19,704	1,050,026
Cleco Corp.	81,969	4,107,467
16

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Connecticut Water Service, Inc.	14,679	532,994
Dynegy, Inc. *	153,054	2,467,230
El Paso Electric Co.	50,651	1,957,661
Great Plains Energy, Inc.	196,151	5,294,115
Hawaiian Electric Industries, Inc.	136,723	3,907,543
IDACORP, Inc.	62,569	4,257,195
MDU Resources Group, Inc.	245,116	4,269,921
MGE Energy, Inc.	43,475	1,889,858
Middlesex Water Co.	22,010	564,116
New Jersey Resources Corp.	108,140	3,249,607
Northwest Natural Gas Co.	35,710	1,742,648
NorthWestern Corp.	61,970	3,379,224
NRG Yield, Inc., Class A	45,855	623,169
NRG Yield, Inc., Class C (a)	77,546	1,096,500
ONE Gas, Inc.	65,938	3,214,478
Ormat Technologies, Inc.	43,628	1,603,329
Otter Tail Corp.	48,547	1,292,807
Pattern Energy Group, Inc.	75,960	1,360,444
Piedmont Natural Gas Co., Inc.	100,091	5,820,292
PNM Resources, Inc.	100,264	2,907,656
Portland General Electric Co.	110,505	4,079,845
Questar Corp.	219,385	4,157,346
SJW Corp.	19,716	598,775
South Jersey Industries, Inc.	89,302	2,050,374
Southwest Gas Corp.	61,673	3,458,622
Talen Energy Corp. *	79,379	618,362
TerraForm Global, Inc., Class A (a)	65,965	265,839
TerraForm Power, Inc., Class A *(a)	93,907	647,958
The Empire District Electric Co.	56,406	1,284,365
The Laclede Group, Inc.	55,087	3,214,877
UIL Holdings Corp.	71,769	3,649,454
Unitil Corp.	16,981	596,543
Vectren Corp.	104,112	4,432,048
Vivint Solar, Inc. *(a)	29,232	236,487
WGL Holdings, Inc.	62,986	3,883,717
		101,317,108
Total Common Stock
(Cost $2,888,624,913)		3,121,256,556

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc., CVR *(b)(c)	5,521	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	45,801	98,106
Total Rights
(Cost $115,419)		98,106

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(c)	11,911	—
Total Warrants
(Cost $—)		—
Security	Number of Shares	Value ($)
Other Investment Companies 3.8% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	9,184,061	9,184,061
Securities Lending Collateral 3.5%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	109,196,388	109,196,388
Total Other Investment Companies
(Cost $118,380,449)		118,380,449

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $3,011,364,046 and the unrealized appreciation and depreciation were $485,018,002 and ($256,646,937), respectively, with a net unrealized appreciation of $228,371,065.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $105,150,106.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $98,106 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/18/15	85	10,165,150	260,548
    17

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,121,256,556	$—	$—	$3,121,256,556
Rights [1]	—	—	98,106	98,106
Warrants [1]	—	—	—	—
Other Investment Companies[1]	118,380,449	—	—	118,380,449
Total	$3,239,637,005	$—	$98,106	$3,239,735,111
Other Financial Instruments
Futures Contracts[2]	$260,548	$—	$—	$260,548
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Rights	$115,419	$—	($17,313)	$—	$—	$—	$—	$98,106
Total	$115,419	$—	($17,313)	$—	$—	$—	$—	$98,106
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
18

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	2,718,160,427	2,797,102,580
0.1%	Other Investment Companies	3,006,104	3,028,825
99.6%	Total Investments	2,721,166,531	2,800,131,405
0.4%	Other Assets and Liabilities, Net		10,692,992
100.0%	Net Assets		2,810,824,397

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Banks 0.2%
PacWest Bancorp	66,680	3,135,294
Umpqua Holdings Corp.	150,208	2,691,727
		5,827,021
Capital Goods 11.9%
3M Co.	410,577	64,288,147
Caterpillar, Inc.	389,875	28,324,419
Eaton Corp. plc	302,038	17,566,530
Emerson Electric Co.	431,756	21,587,800
Fastenal Co.	174,838	7,094,926
Lockheed Martin Corp.	173,421	38,006,946
PACCAR, Inc.	231,682	12,038,197
Raytheon Co.	197,080	24,443,832
Rockwell Automation, Inc.	86,790	9,237,928
The Boeing Co.	416,607	60,595,488
United Technologies Corp.	536,139	51,496,151
		334,680,364
Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	144,868	2,330,926
Consumer Durables & Apparel 0.7%
Garmin Ltd.	81,316	3,077,811
Hasbro, Inc.	74,702	5,459,969
Leggett & Platt, Inc.	90,519	4,218,185
Mattel, Inc.	217,286	5,401,730
Tupperware Brands Corp.	31,601	1,793,989
		19,951,684
Consumer Services 3.0%
Cracker Barrel Old Country Store, Inc.	15,144	1,906,932
Darden Restaurants, Inc.	86,413	4,853,818
Security	Number of Shares	Value ($)
H&R Block, Inc.	176,965	6,492,846
McDonald's Corp.	618,679	70,628,395
		83,881,991
Diversified Financials 0.6%
Cohen & Steers, Inc.	10,489	324,740
Federated Investors, Inc., Class B	61,523	1,926,900
T. Rowe Price Group, Inc.	171,659	13,071,833
Waddell & Reed Financial, Inc., Class A	58,300	2,180,420
		17,503,893
Energy 12.1%
Chevron Corp.	1,215,342	110,985,032
ConocoPhillips	796,294	43,039,691
Exxon Mobil Corp.	1,608,261	131,330,593
Helmerich & Payne, Inc.	72,184	4,204,718
HollyFrontier Corp.	125,613	6,039,473
ONEOK, Inc.	133,611	3,938,852
RPC, Inc.	50,632	670,874
The Williams Cos., Inc.	435,366	15,916,981
Valero Energy Corp.	328,327	23,593,578
		339,719,792
Food & Staples Retailing 2.7%
Sysco Corp.	391,740	16,100,514
Wal-Mart Stores, Inc.	1,018,233	59,912,830
		76,013,344
Food, Beverage & Tobacco 12.3%
Altria Group, Inc.	1,268,818	73,083,917
B&G Foods, Inc.	40,649	1,535,719
Campbell Soup Co.	113,789	5,944,337
Flowers Foods, Inc.	123,240	2,898,605
General Mills, Inc.	383,638	22,158,931
Kellogg Co.	161,383	11,098,309
PepsiCo, Inc.	956,413	95,794,326
Reynolds American, Inc.	542,959	25,111,854
The Coca-Cola Co.	2,537,316	108,140,408
		345,766,406
Health Care Equipment & Services 0.7%
Baxter International, Inc.	350,572	13,199,036
Computer Programs & Systems, Inc.	7,888	384,303
Meridian Bioscience, Inc.	34,894	682,876
Quest Diagnostics, Inc.	91,879	6,277,173
		20,543,388
Household & Personal Products 7.1%
Colgate-Palmolive Co.	548,711	36,039,338
Kimberly-Clark Corp.	235,166	28,020,029
    1

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Clorox Co.	86,873	10,798,314
The Procter & Gamble Co.	1,690,837	126,542,241
		201,399,922
Insurance 1.2%
Aflac, Inc.	278,943	18,198,241
Mercury General Corp.	27,075	1,401,131
PartnerRe Ltd.	30,373	4,225,796
Principal Financial Group, Inc.	176,252	9,069,928
Safety Insurance Group, Inc.	9,089	509,075
		33,404,171
Materials 3.3%
Compass Minerals International, Inc.	23,397	1,968,624
E.I. du Pont de Nemours & Co.	584,478	39,358,748
International Paper Co.	272,313	11,390,853
Schweitzer-Mauduit International, Inc.	19,740	825,527
Sonoco Products Co.	69,211	3,032,826
The Dow Chemical Co.	699,858	36,483,597
		93,060,175
Media 0.6%
Meredith Corp.	23,148	1,079,854
Omnicom Group, Inc.	158,237	11,696,879
TEGNA, Inc.	151,213	4,271,767
		17,048,500
Pharmaceuticals, Biotechnology & Life Sciences 10.6%
Eli Lilly & Co.	632,275	51,871,841
Johnson & Johnson	1,252,746	126,828,005
Pfizer, Inc.	3,611,492	118,348,593
		297,048,439
Retailing 5.8%
American Eagle Outfitters, Inc.	121,242	1,887,738
Genuine Parts Co.	97,511	8,837,422
Staples, Inc.	428,361	5,170,317
Target Corp.	412,164	29,881,890
The Gap, Inc.	170,098	4,546,720
The Home Depot, Inc.	840,416	112,514,894
		162,838,981
Semiconductors & Semiconductor Equipment 6.7%
Analog Devices, Inc.	206,912	12,751,987
Intel Corp.	3,061,535	106,449,572
Linear Technology Corp.	155,116	7,091,903
Maxim Integrated Products, Inc.	180,710	7,006,127
Microchip Technology, Inc.	141,765	6,844,414
Texas Instruments, Inc.	671,694	39,038,855
Xilinx, Inc.	167,198	8,308,069
		187,490,927
Software & Services 11.2%
Accenture plc, Class A	404,163	43,334,357
Automatic Data Processing, Inc.	303,151	26,149,805
Security	Number of Shares	Value ($)
CA, Inc.	205,107	5,765,558
International Business Machines Corp.	592,951	82,669,228
Microsoft Corp.	2,677,329	145,512,831
Paychex, Inc.	216,808	11,761,834
		315,193,613
Technology Hardware & Equipment 2.1%
Harris Corp.	79,454	6,605,011
QUALCOMM, Inc.	1,057,365	51,588,838
		58,193,849
Telecommunication Services 4.1%
Verizon Communications, Inc.	2,545,623	115,698,565
Transportation 1.9%
C.H. Robinson Worldwide, Inc.	95,310	6,426,753
United Parcel Service, Inc., Class B	448,184	46,167,434
		52,594,187
Utilities 0.6%
Alliant Energy Corp.	75,572	4,548,679
Questar Corp.	112,373	2,129,468
WEC Energy Group, Inc.	207,508	10,234,295
		16,912,442
Total Common Stock
(Cost $2,718,160,427)		2,797,102,580

Other Investment Companies 0.1% of net assets
Equity Fund 0.1%
Vanguard Dividend Appreciation ETF	35,000	2,762,200
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	266,625	266,625
Total Other Investment Companies
(Cost $3,006,104)		3,028,825

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $2,722,933,349 and the unrealized appreciation and depreciation were $238,548,471 and ($161,350,415), respectively, with a net unrealized appreciation of $77,198,056.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
2

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,797,102,580	$—	$—	$2,797,102,580
Other Investment Companies[1]	3,028,825	—	—	3,028,825
Total	$2,800,131,405	$—	$—	$2,800,131,405
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    3

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
4

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89448NOV15
5

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 19, 2016

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	January 19, 2016